UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

This report on Form N-CSR relates solely to the Registrant's Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Asia Fund, Fidelity Emerging Markets Fund, Fidelity Emerging Markets Discovery Fund, Fidelity Europe Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin and Fidelity Total Emerging Markets Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity Advisor®

Canada Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2014

Class A, Class T, Class B, and Class C are
classes of Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,056.20	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.59%
Actual		$ 1,000.00	$ 1,054.80	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Class B	2.08%
Actual		$ 1,000.00	$ 1,052.00	$ 10.58
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.03%
Actual		$ 1,000.00	$ 1,052.40	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Canada	.98%
Actual		$ 1,000.00	$ 1,057.80	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,058.00	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Canada	95.2%
United States of America*	4.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Canada	92.8%
United States of America*	7.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	3.1	1.0
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	7.9	7.8
The Toronto-Dominion Bank (Banks)	7.8	7.4
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.1	4.1
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	3.9	4.4
Bank of Nova Scotia (Banks)	3.9	4.9
Canadian National Railway Co. (Road & Rail)	3.8	3.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.7	2.0
Magna International, Inc. Class A (sub. vtg.) (Auto Components)	3.0	2.6
Manulife Financial Corp. (Insurance)	2.9	4.0
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2.7	2.4
	43.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	36.2
Energy	25.0	18.4
Consumer Discretionary	8.3	9.6
Industrials	7.8	6.2
Materials	7.6	5.9
Health Care	4.5	7.0
Telecommunication Services	4.2	4.2
Consumer Staples	3.6	5.9
Information Technology	2.8	5.6

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 3.0%
Magna International, Inc. Class A (sub. vtg.)	710,000	$ 69,558,688
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	150,000	10,593,000
Tim Hortons, Inc. (Canada)	110,300	6,050,122
		16,643,122
Household Durables - 0.1%
Brookfield Residential Properties, Inc. (a)	150,000	2,941,500
Media - 1.4%
CBS Corp. Class B	90,000	5,198,400
Cineplex, Inc.	350,000	13,191,460
Corus Entertainment, Inc. Class B (non-vtg.)	250,000	5,615,620
Quebecor, Inc. Class B (sub. vtg.)	400,000	9,433,876
		33,439,356
Multiline Retail - 1.7%
Canadian Tire Ltd. Class A (non-vtg.)	130,000	12,768,122
Dollarama, Inc.	323,467	26,903,199
		39,671,321
Specialty Retail - 0.3%
AutoCanada, Inc.	100,000	6,386,570
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	520,195	26,592,332
TOTAL CONSUMER DISCRETIONARY		195,232,889
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,995,600	56,242,036
CVS Caremark Corp.	100,000	7,272,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	360,000	7,255,508
Metro, Inc. Class A (sub. vtg.)	229,165	14,125,621
		84,895,165
ENERGY - 25.0%
Energy Equipment & Services - 0.7%
Calfrac Well Services Ltd. (d)	100,000	3,462,433
Pason Systems, Inc.	50,000	1,388,623
Precision Drilling Corp.	550,000	7,150,677
Secure Energy Services, Inc.	100,000	1,793,714
ShawCor Ltd. Class A	50,000	2,227,088
		16,022,535
Oil, Gas & Consumable Fuels - 24.3%
ARC Resources Ltd. (d)	700,000	20,769,126
Canadian Natural Resources Ltd.	2,150,000	87,604,580
Cenovus Energy, Inc.	1,050,000	31,278,226
Crescent Point Energy Corp. (d)	633,400	25,768,264
Enbridge, Inc.	1,287,800	62,142,915

	Shares	Value
Encana Corp.	800,000	$ 18,532,001
Enerplus Corp.	150,000	3,326,947
Imperial Oil Ltd.	550,000	26,856,439
Inter Pipeline Ltd.	100,000	2,718,854
Keyera Corp.	302,302	20,106,579
Painted Pony Petroleum Ltd. (a)	50,000	516,400
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,167,064
Pembina Pipeline Corp. (d)	450,000	17,683,044
Peyto Exploration & Development Corp.	600,000	22,121,254
Suncor Energy, Inc.	2,517,600	97,116,124
Talisman Energy, Inc.	500,000	5,168,560
Tourmaline Oil Corp. (a)	550,000	28,477,259
Tourmaline Oil Corp. (a)(e)	80,000	4,142,147
TransCanada Corp.	1,060,000	49,399,936
Trilogy Energy Corp. (d)	100,000	2,737,101
Veresen, Inc.	500,000	7,394,736
Vermilion Energy, Inc. (d)	400,000	26,615,574
Whitecap Resources, Inc.	550,000	7,256,056
		568,899,186
TOTAL ENERGY		584,921,721
FINANCIALS - 33.1%
Banks - 23.4%
Bank of Montreal (d)	900,000	62,036,403
Bank of Nova Scotia	1,500,000	91,145,477
Canadian Imperial Bank of Commerce (d)	204,600	18,241,423
National Bank of Canada	200,000	8,300,716
Royal Bank of Canada (d)	2,780,000	185,536,249
The Toronto-Dominion Bank	3,807,600	183,180,282
		548,440,550
Capital Markets - 0.4%
CI Financial Corp.	300,000	9,744,081
Diversified Financial Services - 1.0%
Element Financial Corp. (a)	300,000	3,593,814
Onex Corp. (sub. vtg.)	350,000	19,989,964
		23,583,778
Insurance - 5.7%
Industrial Alliance Insurance and Financial Services, Inc.	100,000	4,128,461
Intact Financial Corp.	210,925	13,849,982
Manulife Financial Corp.	3,600,000	67,595,456
Sun Life Financial, Inc. (d)	1,400,000	47,388,349
		132,962,248
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,450,000	60,868,117
TOTAL FINANCIALS		775,598,774
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.5%
Biotechnology - 0.3%
Amgen, Inc.	60,000	$ 6,705,000
Health Care Providers & Services - 0.3%
Catamaran Corp. (a)	156,468	5,944,371
Pharmaceuticals - 3.9%
Valeant Pharmaceuticals International (Canada) (a)	691,471	92,467,410
TOTAL HEALTH CARE		105,116,781
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.1%
MacDonald Dettwiler & Associates Ltd.	50,000	3,877,560
Airlines - 0.5%
Air Canada Class A (a)	792,000	5,527,850
Delta Air Lines, Inc.	200,000	7,366,000
		12,893,850
Machinery - 0.2%
ATS Automation Tooling System, Inc. (a)	300,000	3,886,684
Professional Services - 1.1%
Stantec, Inc.	430,000	25,484,969
Road & Rail - 5.9%
Canadian National Railway Co.	1,500,000	87,860,955
Canadian Pacific Railway Ltd.	320,000	49,965,604
		137,826,559
TOTAL INDUSTRIALS		183,969,622
INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)	140,000	3,296,747
Internet Software & Services - 0.0%
Halogen Software, Inc.	89,500	775,740
IT Services - 1.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	550,800	19,860,057
Davis + Henderson Corp.	180,000	5,212,536
		25,072,593
Software - 1.5%
Constellation Software, Inc.	66,600	14,750,376
Open Text Corp.	315,814	15,573,876
salesforce.com, Inc. (a)	100,000	5,165,000
		35,489,252
TOTAL INFORMATION TECHNOLOGY		64,634,332

	Shares	Value
MATERIALS - 7.6%
Chemicals - 1.7%
Methanex Corp.	350,000	$ 21,679,212
Potash Corp. of Saskatchewan, Inc.	500,000	18,073,993
		39,753,205
Containers & Packaging - 0.9%
CCL Industries, Inc. Class B	150,000	13,638,976
Winpak Ltd.	290,000	7,307,878
		20,946,854
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd. (Canada)	316,000	9,332,530
Barrick Gold Corp.	900,000	15,708,225
Eldorado Gold Corp.	900,000	5,485,151
First Quantum Minerals Ltd.	360,000	7,170,111
Franco-Nevada Corp.	400,000	19,280,142
Goldcorp, Inc.	1,600,000	39,516,445
Silver Wheaton Corp.	400,000	8,871,858
		105,364,462
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	150,000	4,100,178
West Fraser Timber Co. Ltd.	200,000	8,941,198
		13,041,376
TOTAL MATERIALS		179,105,897
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.4%
BCE, Inc. (d)	1,000,000	44,523,516
TELUS Corp.	1,000,000	35,235,619
		79,759,135
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. Class B (non-vtg.) (d)	450,000	17,871,904
TOTAL TELECOMMUNICATION SERVICES		97,631,039
TOTAL COMMON STOCKS (Cost $1,638,733,342)		2,271,106,220
Money Market Funds - 11.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	60,396,152	$ 60,396,152
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	209,524,852	209,524,852
TOTAL MONEY MARKET FUNDS (Cost $269,921,004)		269,921,004
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $1,908,654,346)		2,541,027,224
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(196,398,728)
NET ASSETS - 100%		$ 2,344,628,496
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,309,211 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,533
Fidelity Securities Lending Cash Central Fund	1,026,490
Total	$ 1,052,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $200,148,612) - See accompanying schedule: Unaffiliated issuers (cost $1,638,733,342)	$ 2,271,106,220
Fidelity Central Funds (cost $269,921,004)	269,921,004
Total Investments (cost $1,908,654,346)		$ 2,541,027,224
Foreign currency held at value (cost $1,802,837)		1,802,057
Receivable for investments sold		48,189,258
Receivable for fund shares sold		907,035
Dividends receivable		2,868,443
Distributions receivable from Fidelity Central Funds		311,697
Prepaid expenses		1,011
Other receivables		3,374
Total assets		2,595,110,099

Liabilities
Payable for investments purchased	$ 34,167,399
Payable for fund shares redeemed	4,836,586
Accrued management fee	1,352,731
Distribution and service plan fees payable	70,091
Other affiliated payables	488,254
Other payables and accrued expenses	41,690
Collateral on securities loaned, at value	209,524,852
Total liabilities		250,481,603

Net Assets		$ 2,344,628,496
Net Assets consist of:
Paid in capital		$ 1,643,611,700
Undistributed net investment income		8,743,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,851,546
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		632,421,534
Net Assets		$ 2,344,628,496

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($101,383,059 ÷ 1,685,106 shares)	$ 60.16

Maximum offering price per share (100/94.25 of $60.16)	$ 63.83
Class T: Net Asset Value and redemption price per share ($22,123,403 ÷ 369,183 shares)	$ 59.93

Maximum offering price per share (100/96.50 of $59.93)	$ 62.10
Class B: Net Asset Value and offering price per share ($7,076,404 ÷ 119,680 shares)A	$ 59.13

Class C: Net Asset Value and offering price per share ($41,318,191 ÷ 701,792 shares)A	$ 58.88

Canada: Net Asset Value, offering price and redemption price per share ($2,141,978,544 ÷ 35,425,497 shares)	$ 60.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,748,895 ÷ 509,684 shares)	$ 60.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 27,872,620
Income from Fidelity Central Funds		1,052,023
Income before foreign taxes withheld		28,924,643
Less foreign taxes withheld		(4,127,727)
Total income		24,796,916

Expenses
Management fee Basic fee	$ 8,297,977
Performance adjustment	305,908
Transfer agent fees	2,458,021
Distribution and service plan fees	442,161
Accounting and security lending fees	523,863
Custodian fees and expenses	17,681
Independent trustees' compensation	4,748
Registration fees	70,986
Audit	37,859
Legal	6,040
Interest	305
Miscellaneous	8,647
Total expenses before reductions	12,174,196
Expense reductions	(18,668)	12,155,528
Net investment income (loss)		12,641,388
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,205,656
Foreign currency transactions	(276,399)
Total net realized gain (loss)		82,929,257
Change in net unrealized appreciation (depreciation) on: Investment securities	35,051,742
Assets and liabilities in foreign currencies	103,833
Total change in net unrealized appreciation (depreciation)		35,155,575
Net gain (loss)		118,084,832
Net increase (decrease) in net assets resulting from operations		$ 130,726,220

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,641,388	$ 38,579,360
Net realized gain (loss)	82,929,257	314,796,773
Change in net unrealized appreciation (depreciation)	35,155,575	(148,474,588)
Net increase (decrease) in net assets resulting from operations	130,726,220	204,901,545
Distributions to shareholders from net investment income	(9,338,915)	(43,693,415)
Distributions to shareholders from net realized gain	(13,503,099)	-
Total distributions	(22,842,014)	(43,693,415)
Share transactions - net increase (decrease)	(250,705,047)	(991,330,828)
Redemption fees	49,142	153,637
Total increase (decrease) in net assets	(142,771,699)	(829,969,061)

Net Assets
Beginning of period	2,487,400,195	3,317,369,256
End of period (including undistributed net investment income of $8,743,716 and undistributed net investment income of $5,441,243, respectively)	$ 2,344,628,496	$ 2,487,400,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20
Income from Investment Operations
Net investment income (loss) E	.23	.60	.57	.34	.31	.38
Net realized and unrealized gain (loss)	2.97	3.63	1.50	(1.17)	9.64	5.72
Total from investment operations	3.20	4.23	2.07	(.83)	9.95	6.10
Distributions from net investment income	(.03)	(.57)	(.33)	(.35)	(.39)	(.07)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.35)	(.57)	(.62)	(.79)	(.39)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 60.16	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Total Return B, C, D	5.62%	7.98%	4.04%	(1.64)%	22.62%	16.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.19%	1.08%	1.12%	1.24%	1.42%
Expenses net of fee waivers, if any	1.29% A	1.19%	1.08%	1.12%	1.24%	1.42%
Expenses net of all reductions	1.29% A	1.18%	1.08%	1.12%	1.18%	1.39%
Net investment income (loss)	.80% A	1.11%	1.11%	.59%	.63%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,383	$ 116,661	$ 159,597	$ 215,369	$ 170,446	$ 83,015
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10
Income from Investment Operations
Net investment income (loss) E	.15	.45	.43	.17	.18	.27
Net realized and unrealized gain (loss)	2.96	3.63	1.49	(1.16)	9.60	5.73
Total from investment operations	3.11	4.08	1.92	(.99)	9.78	6.00
Distributions from net investment income	-	(.42)	(.16)	(.21)	(.26)	-
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.32)	(.42)	(.45)	(.65)	(.26)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 59.93	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Total Return B, C, D	5.48%	7.69%	3.74%	(1.93)%	22.27%	15.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.47%	1.36%	1.42%	1.51%	1.70%
Expenses net of fee waivers, if any	1.59% A	1.47%	1.36%	1.42%	1.51%	1.70%
Expenses net of all reductions	1.59% A	1.46%	1.36%	1.42%	1.46%	1.67%
Net investment income (loss)	.50% A	.83%	.83%	.30%	.36%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,123	$ 23,751	$ 29,626	$ 34,323	$ 31,522	$ 17,727
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91
Income from Investment Operations
Net investment income (loss) E	- I	.18	.17	(.11)	(.07)	.08
Net realized and unrealized gain (loss)	2.92	3.60	1.49	(1.14)	9.50	5.68
Total from investment operations	2.92	3.78	1.66	(1.25)	9.43	5.76
Distributions from net investment income	-	(.14)	-	(.01)	(.09)	-
Distributions from net realized gain	(.32)	-	(.14)	(.41)	-	-
Total distributions	(.32)	(.14)	(.14)	(.42)	(.09)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 59.13	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Total Return B, C, D	5.20%	7.17%	3.25%	(2.41)%	21.64%	15.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	1.96%	1.85%	1.91%	2.01%	2.19%
Expenses net of fee waivers, if any	2.08% A	1.96%	1.85%	1.91%	2.01%	2.19%
Expenses net of all reductions	2.08% A	1.95%	1.85%	1.91%	1.96%	2.16%
Net investment income (loss)	.01% A	.34%	.34%	(.20)%	(.14)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,076	$ 7,737	$ 9,804	$ 11,866	$ 13,464	$ 7,283
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84
Income from Investment Operations
Net investment income (loss) E	.02	.20	.19	(.08)	(.06)	.09
Net realized and unrealized gain (loss)	2.91	3.58	1.46	(1.14)	9.48	5.66
Total from investment operations	2.93	3.78	1.65	(1.22)	9.42	5.75
Distributions from net investment income	-	(.12)	-	(.03)	(.16)	-
Distributions from net realized gain	(.32)	-	(.23)	(.44)	-	-
Total distributions	(.32)	(.12)	(.23)	(.47)	(.16)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 58.88	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Total Return B, C, D	5.24%	7.21%	3.26%	(2.36)%	21.68%	15.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	1.93%	1.82%	1.86%	1.99%	2.18%
Expenses net of fee waivers, if any	2.03% A	1.92%	1.82%	1.86%	1.99%	2.18%
Expenses net of all reductions	2.03% A	1.92%	1.82%	1.86%	1.94%	2.15%
Net investment income (loss)	.06% A	.37%	.37%	(.15)%	(.12)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,318	$ 46,040	$ 66,500	$ 87,990	$ 54,052	$ 24,848
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Income from Investment Operations
Net investment income (loss) D	.32	.77	.73	.52	.46	.48
Net realized and unrealized gain (loss)	2.98	3.66	1.51	(1.18)	9.68	5.74
Total from investment operations	3.30	4.43	2.24	(.66)	10.14	6.22
Distributions from net investment income	(.24)	(.76)	(.49)	(.46)	(.47)	(.14)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.56)	(.76)	(.78)	(.90)	(.47)	(.14)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 60.46	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Total Return B, C	5.78%	8.32%	4.36%	(1.33)%	22.97%	16.40%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.87%	.77%	.82%	.94%	1.17%
Expenses net of fee waivers, if any	.98% A	.87%	.77%	.82%	.94%	1.17%
Expenses net of all reductions	.98% A	.86%	.77%	.82%	.89%	1.13%
Net investment income (loss)	1.11% A	1.42%	1.42%	.90%	.93%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,141,979	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791
Portfolio turnover rate F	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31
Income from Investment Operations
Net investment income (loss) D	.32	.78	.74	.51	.46	.49
Net realized and unrealized gain (loss)	2.98	3.64	1.50	(1.18)	9.65	5.72
Total from investment operations	3.30	4.42	2.24	(.67)	10.11	6.21
Distributions from net investment income	(.22)	(.76)	(.48)	(.48)	(.49)	(.14)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.54)	(.76)	(.77)	(.92)	(.49)	(.14)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 60.33	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Total Return B, C	5.80%	8.34%	4.38%	(1.35)%	22.94%	16.40%
Ratios to Average Net Assets E, G
Expenses before reductions	.98% A	.86%	.76%	.82%	.95%	1.17%
Expenses net of fee waivers, if any	.97% A	.86%	.76%	.82%	.95%	1.17%
Expenses net of all reductions	.97% A	.85%	.76%	.82%	.90%	1.14%
Net investment income (loss)	1.12% A	1.43%	1.42%	.89%	.92%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,749	$ 30,831	$ 59,245	$ 68,112	$ 46,737	$ 17,956
Portfolio turnover rate F	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 650,787,111
Gross unrealized depreciation	(32,323,414)
Net unrealized appreciation (depreciation) on securities and other investments	$ 618,463,697

Tax cost	$ 1,922,563,527

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,265,482 and $941,439,361, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 134,890	$ 1,959
Class T	.25%	.25%	56,534	1,370
Class B	.75%	.25%	36,332	27,347
Class C	.75%	.25%	214,405	11,725
			$ 442,161	$ 42,401

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,336
Class T	1,845
Class B*	7,374
Class C*	1,145
$ 16,700

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 140,839.26
Class T	34,930.31
Class B	10,909.30
Class C	53,387.25
Canada	2,191,496.20
Institutional Class	26,460.19
	$ 2,458,021

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,978,500.29%		$ 259

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,026,490. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,911,000. The weighted average interest rate was .57%. The interest expense amounted to $46 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,622 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,046.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 53,142	$ 1,637,055
Class T	-	220,579
Class B	-	25,159
Class C	-	146,334
Canada	9,173,811	40,860,360
Institutional Class	111,962	803,928
Total	$ 9,338,915	$ 43,693,415
From net realized gain
Class A	$ 629,831	$ -
Class T	130,152	-
Class B	42,217	-
Class C	256,584	-
Canada	12,282,929	-
Institutional Class	161,386	-
Total	$ 13,503,099	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	55,064	215,503	$ 3,178,417	$ 11,581,739
Reinvestment of distributions	9,784	24,773	552,980	1,299,341
Shares redeemed	(415,276)	(1,179,795)	(23,969,148)	(63,487,281)
Net increase (decrease)	(350,428)	(939,519)	$ (20,237,751)	$ (50,606,201)
Class T
Shares sold	10,393	36,303	$ 597,941	$ 1,947,020
Reinvestment of distributions	2,264	4,099	127,592	214,911
Shares redeemed	(59,115)	(178,697)	(3,395,440)	(9,595,838)
Net increase (decrease)	(46,458)	(138,295)	$ (2,669,907)	$ (7,433,907)
Class B
Shares sold	333	567	$ 18,810	$ 30,467
Reinvestment of distributions	630	400	35,107	20,851
Shares redeemed	(18,164)	(49,457)	(1,034,019)	(2,648,974)
Net increase (decrease)	(17,201)	(48,490)	$ (980,102)	$ (2,597,656)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	26,212	62,908	$ 1,485,279	$ 3,346,028
Reinvestment of distributions	3,715	2,201	206,074	114,122
Shares redeemed	(146,310)	(510,875)	(8,252,433)	(27,051,390)
Net increase (decrease)	(116,383)	(445,766)	$ (6,561,080)	$ (23,591,240)
Canada
Shares sold	848,295	2,375,531	$ 49,252,098	$ 128,818,784
Reinvestment of distributions	358,786	737,701	20,353,959	38,862,091
Shares redeemed	(4,976,034)	(19,289,279)	(288,483,774)	(1,044,400,607)
Net increase (decrease)	(3,768,953)	(16,176,047)	$ (218,877,717)	$ (876,719,732)
Institutional Class
Shares sold	161,922	144,801	$ 9,458,455	$ 7,839,112
Reinvestment of distributions	3,804	11,985	215,319	629,694
Shares redeemed	(191,546)	(720,255)	(11,052,264)	(38,850,898)
Net increase (decrease)	(25,820)	(563,469)	$ (1,378,490)	$ (30,382,092)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACAN-USAN-0614
1.843167.106

Fidelity Advisor®

Canada Fund -

Institutional Class

Semiannual Report

April 30, 2014

Institutional Class is a class of
Fidelity® Canada Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,056.20	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.59%
Actual		$ 1,000.00	$ 1,054.80	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Class B	2.08%
Actual		$ 1,000.00	$ 1,052.00	$ 10.58
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.03%
Actual		$ 1,000.00	$ 1,052.40	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Canada	.98%
Actual		$ 1,000.00	$ 1,057.80	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,058.00	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Canada	95.2%
United States of America*	4.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Canada	92.8%
United States of America*	7.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	3.1	1.0
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	7.9	7.8
The Toronto-Dominion Bank (Banks)	7.8	7.4
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.1	4.1
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	3.9	4.4
Bank of Nova Scotia (Banks)	3.9	4.9
Canadian National Railway Co. (Road & Rail)	3.8	3.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.7	2.0
Magna International, Inc. Class A (sub. vtg.) (Auto Components)	3.0	2.6
Manulife Financial Corp. (Insurance)	2.9	4.0
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2.7	2.4
	43.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	36.2
Energy	25.0	18.4
Consumer Discretionary	8.3	9.6
Industrials	7.8	6.2
Materials	7.6	5.9
Health Care	4.5	7.0
Telecommunication Services	4.2	4.2
Consumer Staples	3.6	5.9
Information Technology	2.8	5.6

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 3.0%
Magna International, Inc. Class A (sub. vtg.)	710,000	$ 69,558,688
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	150,000	10,593,000
Tim Hortons, Inc. (Canada)	110,300	6,050,122
		16,643,122
Household Durables - 0.1%
Brookfield Residential Properties, Inc. (a)	150,000	2,941,500
Media - 1.4%
CBS Corp. Class B	90,000	5,198,400
Cineplex, Inc.	350,000	13,191,460
Corus Entertainment, Inc. Class B (non-vtg.)	250,000	5,615,620
Quebecor, Inc. Class B (sub. vtg.)	400,000	9,433,876
		33,439,356
Multiline Retail - 1.7%
Canadian Tire Ltd. Class A (non-vtg.)	130,000	12,768,122
Dollarama, Inc.	323,467	26,903,199
		39,671,321
Specialty Retail - 0.3%
AutoCanada, Inc.	100,000	6,386,570
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	520,195	26,592,332
TOTAL CONSUMER DISCRETIONARY		195,232,889
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,995,600	56,242,036
CVS Caremark Corp.	100,000	7,272,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	360,000	7,255,508
Metro, Inc. Class A (sub. vtg.)	229,165	14,125,621
		84,895,165
ENERGY - 25.0%
Energy Equipment & Services - 0.7%
Calfrac Well Services Ltd. (d)	100,000	3,462,433
Pason Systems, Inc.	50,000	1,388,623
Precision Drilling Corp.	550,000	7,150,677
Secure Energy Services, Inc.	100,000	1,793,714
ShawCor Ltd. Class A	50,000	2,227,088
		16,022,535
Oil, Gas & Consumable Fuels - 24.3%
ARC Resources Ltd. (d)	700,000	20,769,126
Canadian Natural Resources Ltd.	2,150,000	87,604,580
Cenovus Energy, Inc.	1,050,000	31,278,226
Crescent Point Energy Corp. (d)	633,400	25,768,264
Enbridge, Inc.	1,287,800	62,142,915

	Shares	Value
Encana Corp.	800,000	$ 18,532,001
Enerplus Corp.	150,000	3,326,947
Imperial Oil Ltd.	550,000	26,856,439
Inter Pipeline Ltd.	100,000	2,718,854
Keyera Corp.	302,302	20,106,579
Painted Pony Petroleum Ltd. (a)	50,000	516,400
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,167,064
Pembina Pipeline Corp. (d)	450,000	17,683,044
Peyto Exploration & Development Corp.	600,000	22,121,254
Suncor Energy, Inc.	2,517,600	97,116,124
Talisman Energy, Inc.	500,000	5,168,560
Tourmaline Oil Corp. (a)	550,000	28,477,259
Tourmaline Oil Corp. (a)(e)	80,000	4,142,147
TransCanada Corp.	1,060,000	49,399,936
Trilogy Energy Corp. (d)	100,000	2,737,101
Veresen, Inc.	500,000	7,394,736
Vermilion Energy, Inc. (d)	400,000	26,615,574
Whitecap Resources, Inc.	550,000	7,256,056
		568,899,186
TOTAL ENERGY		584,921,721
FINANCIALS - 33.1%
Banks - 23.4%
Bank of Montreal (d)	900,000	62,036,403
Bank of Nova Scotia	1,500,000	91,145,477
Canadian Imperial Bank of Commerce (d)	204,600	18,241,423
National Bank of Canada	200,000	8,300,716
Royal Bank of Canada (d)	2,780,000	185,536,249
The Toronto-Dominion Bank	3,807,600	183,180,282
		548,440,550
Capital Markets - 0.4%
CI Financial Corp.	300,000	9,744,081
Diversified Financial Services - 1.0%
Element Financial Corp. (a)	300,000	3,593,814
Onex Corp. (sub. vtg.)	350,000	19,989,964
		23,583,778
Insurance - 5.7%
Industrial Alliance Insurance and Financial Services, Inc.	100,000	4,128,461
Intact Financial Corp.	210,925	13,849,982
Manulife Financial Corp.	3,600,000	67,595,456
Sun Life Financial, Inc. (d)	1,400,000	47,388,349
		132,962,248
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,450,000	60,868,117
TOTAL FINANCIALS		775,598,774
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.5%
Biotechnology - 0.3%
Amgen, Inc.	60,000	$ 6,705,000
Health Care Providers & Services - 0.3%
Catamaran Corp. (a)	156,468	5,944,371
Pharmaceuticals - 3.9%
Valeant Pharmaceuticals International (Canada) (a)	691,471	92,467,410
TOTAL HEALTH CARE		105,116,781
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.1%
MacDonald Dettwiler & Associates Ltd.	50,000	3,877,560
Airlines - 0.5%
Air Canada Class A (a)	792,000	5,527,850
Delta Air Lines, Inc.	200,000	7,366,000
		12,893,850
Machinery - 0.2%
ATS Automation Tooling System, Inc. (a)	300,000	3,886,684
Professional Services - 1.1%
Stantec, Inc.	430,000	25,484,969
Road & Rail - 5.9%
Canadian National Railway Co.	1,500,000	87,860,955
Canadian Pacific Railway Ltd.	320,000	49,965,604
		137,826,559
TOTAL INDUSTRIALS		183,969,622
INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)	140,000	3,296,747
Internet Software & Services - 0.0%
Halogen Software, Inc.	89,500	775,740
IT Services - 1.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	550,800	19,860,057
Davis + Henderson Corp.	180,000	5,212,536
		25,072,593
Software - 1.5%
Constellation Software, Inc.	66,600	14,750,376
Open Text Corp.	315,814	15,573,876
salesforce.com, Inc. (a)	100,000	5,165,000
		35,489,252
TOTAL INFORMATION TECHNOLOGY		64,634,332

	Shares	Value
MATERIALS - 7.6%
Chemicals - 1.7%
Methanex Corp.	350,000	$ 21,679,212
Potash Corp. of Saskatchewan, Inc.	500,000	18,073,993
		39,753,205
Containers & Packaging - 0.9%
CCL Industries, Inc. Class B	150,000	13,638,976
Winpak Ltd.	290,000	7,307,878
		20,946,854
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd. (Canada)	316,000	9,332,530
Barrick Gold Corp.	900,000	15,708,225
Eldorado Gold Corp.	900,000	5,485,151
First Quantum Minerals Ltd.	360,000	7,170,111
Franco-Nevada Corp.	400,000	19,280,142
Goldcorp, Inc.	1,600,000	39,516,445
Silver Wheaton Corp.	400,000	8,871,858
		105,364,462
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	150,000	4,100,178
West Fraser Timber Co. Ltd.	200,000	8,941,198
		13,041,376
TOTAL MATERIALS		179,105,897
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.4%
BCE, Inc. (d)	1,000,000	44,523,516
TELUS Corp.	1,000,000	35,235,619
		79,759,135
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. Class B (non-vtg.) (d)	450,000	17,871,904
TOTAL TELECOMMUNICATION SERVICES		97,631,039
TOTAL COMMON STOCKS (Cost $1,638,733,342)		2,271,106,220
Money Market Funds - 11.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	60,396,152	$ 60,396,152
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	209,524,852	209,524,852
TOTAL MONEY MARKET FUNDS (Cost $269,921,004)		269,921,004
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $1,908,654,346)		2,541,027,224
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(196,398,728)
NET ASSETS - 100%		$ 2,344,628,496
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,309,211 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,533
Fidelity Securities Lending Cash Central Fund	1,026,490
Total	$ 1,052,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $200,148,612) - See accompanying schedule: Unaffiliated issuers (cost $1,638,733,342)	$ 2,271,106,220
Fidelity Central Funds (cost $269,921,004)	269,921,004
Total Investments (cost $1,908,654,346)		$ 2,541,027,224
Foreign currency held at value (cost $1,802,837)		1,802,057
Receivable for investments sold		48,189,258
Receivable for fund shares sold		907,035
Dividends receivable		2,868,443
Distributions receivable from Fidelity Central Funds		311,697
Prepaid expenses		1,011
Other receivables		3,374
Total assets		2,595,110,099

Liabilities
Payable for investments purchased	$ 34,167,399
Payable for fund shares redeemed	4,836,586
Accrued management fee	1,352,731
Distribution and service plan fees payable	70,091
Other affiliated payables	488,254
Other payables and accrued expenses	41,690
Collateral on securities loaned, at value	209,524,852
Total liabilities		250,481,603

Net Assets		$ 2,344,628,496
Net Assets consist of:
Paid in capital		$ 1,643,611,700
Undistributed net investment income		8,743,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,851,546
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		632,421,534
Net Assets		$ 2,344,628,496

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($101,383,059 ÷ 1,685,106 shares)	$ 60.16

Maximum offering price per share (100/94.25 of $60.16)	$ 63.83
Class T: Net Asset Value and redemption price per share ($22,123,403 ÷ 369,183 shares)	$ 59.93

Maximum offering price per share (100/96.50 of $59.93)	$ 62.10
Class B: Net Asset Value and offering price per share ($7,076,404 ÷ 119,680 shares)A	$ 59.13

Class C: Net Asset Value and offering price per share ($41,318,191 ÷ 701,792 shares)A	$ 58.88

Canada: Net Asset Value, offering price and redemption price per share ($2,141,978,544 ÷ 35,425,497 shares)	$ 60.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,748,895 ÷ 509,684 shares)	$ 60.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 27,872,620
Income from Fidelity Central Funds		1,052,023
Income before foreign taxes withheld		28,924,643
Less foreign taxes withheld		(4,127,727)
Total income		24,796,916

Expenses
Management fee Basic fee	$ 8,297,977
Performance adjustment	305,908
Transfer agent fees	2,458,021
Distribution and service plan fees	442,161
Accounting and security lending fees	523,863
Custodian fees and expenses	17,681
Independent trustees' compensation	4,748
Registration fees	70,986
Audit	37,859
Legal	6,040
Interest	305
Miscellaneous	8,647
Total expenses before reductions	12,174,196
Expense reductions	(18,668)	12,155,528
Net investment income (loss)		12,641,388
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,205,656
Foreign currency transactions	(276,399)
Total net realized gain (loss)		82,929,257
Change in net unrealized appreciation (depreciation) on: Investment securities	35,051,742
Assets and liabilities in foreign currencies	103,833
Total change in net unrealized appreciation (depreciation)		35,155,575
Net gain (loss)		118,084,832
Net increase (decrease) in net assets resulting from operations		$ 130,726,220

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,641,388	$ 38,579,360
Net realized gain (loss)	82,929,257	314,796,773
Change in net unrealized appreciation (depreciation)	35,155,575	(148,474,588)
Net increase (decrease) in net assets resulting from operations	130,726,220	204,901,545
Distributions to shareholders from net investment income	(9,338,915)	(43,693,415)
Distributions to shareholders from net realized gain	(13,503,099)	-
Total distributions	(22,842,014)	(43,693,415)
Share transactions - net increase (decrease)	(250,705,047)	(991,330,828)
Redemption fees	49,142	153,637
Total increase (decrease) in net assets	(142,771,699)	(829,969,061)

Net Assets
Beginning of period	2,487,400,195	3,317,369,256
End of period (including undistributed net investment income of $8,743,716 and undistributed net investment income of $5,441,243, respectively)	$ 2,344,628,496	$ 2,487,400,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20
Income from Investment Operations
Net investment income (loss) E	.23	.60	.57	.34	.31	.38
Net realized and unrealized gain (loss)	2.97	3.63	1.50	(1.17)	9.64	5.72
Total from investment operations	3.20	4.23	2.07	(.83)	9.95	6.10
Distributions from net investment income	(.03)	(.57)	(.33)	(.35)	(.39)	(.07)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.35)	(.57)	(.62)	(.79)	(.39)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 60.16	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Total Return B, C, D	5.62%	7.98%	4.04%	(1.64)%	22.62%	16.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.19%	1.08%	1.12%	1.24%	1.42%
Expenses net of fee waivers, if any	1.29% A	1.19%	1.08%	1.12%	1.24%	1.42%
Expenses net of all reductions	1.29% A	1.18%	1.08%	1.12%	1.18%	1.39%
Net investment income (loss)	.80% A	1.11%	1.11%	.59%	.63%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,383	$ 116,661	$ 159,597	$ 215,369	$ 170,446	$ 83,015
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10
Income from Investment Operations
Net investment income (loss) E	.15	.45	.43	.17	.18	.27
Net realized and unrealized gain (loss)	2.96	3.63	1.49	(1.16)	9.60	5.73
Total from investment operations	3.11	4.08	1.92	(.99)	9.78	6.00
Distributions from net investment income	-	(.42)	(.16)	(.21)	(.26)	-
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.32)	(.42)	(.45)	(.65)	(.26)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 59.93	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Total Return B, C, D	5.48%	7.69%	3.74%	(1.93)%	22.27%	15.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.47%	1.36%	1.42%	1.51%	1.70%
Expenses net of fee waivers, if any	1.59% A	1.47%	1.36%	1.42%	1.51%	1.70%
Expenses net of all reductions	1.59% A	1.46%	1.36%	1.42%	1.46%	1.67%
Net investment income (loss)	.50% A	.83%	.83%	.30%	.36%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,123	$ 23,751	$ 29,626	$ 34,323	$ 31,522	$ 17,727
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91
Income from Investment Operations
Net investment income (loss) E	- I	.18	.17	(.11)	(.07)	.08
Net realized and unrealized gain (loss)	2.92	3.60	1.49	(1.14)	9.50	5.68
Total from investment operations	2.92	3.78	1.66	(1.25)	9.43	5.76
Distributions from net investment income	-	(.14)	-	(.01)	(.09)	-
Distributions from net realized gain	(.32)	-	(.14)	(.41)	-	-
Total distributions	(.32)	(.14)	(.14)	(.42)	(.09)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 59.13	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Total Return B, C, D	5.20%	7.17%	3.25%	(2.41)%	21.64%	15.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	1.96%	1.85%	1.91%	2.01%	2.19%
Expenses net of fee waivers, if any	2.08% A	1.96%	1.85%	1.91%	2.01%	2.19%
Expenses net of all reductions	2.08% A	1.95%	1.85%	1.91%	1.96%	2.16%
Net investment income (loss)	.01% A	.34%	.34%	(.20)%	(.14)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,076	$ 7,737	$ 9,804	$ 11,866	$ 13,464	$ 7,283
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84
Income from Investment Operations
Net investment income (loss) E	.02	.20	.19	(.08)	(.06)	.09
Net realized and unrealized gain (loss)	2.91	3.58	1.46	(1.14)	9.48	5.66
Total from investment operations	2.93	3.78	1.65	(1.22)	9.42	5.75
Distributions from net investment income	-	(.12)	-	(.03)	(.16)	-
Distributions from net realized gain	(.32)	-	(.23)	(.44)	-	-
Total distributions	(.32)	(.12)	(.23)	(.47)	(.16)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 58.88	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Total Return B, C, D	5.24%	7.21%	3.26%	(2.36)%	21.68%	15.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	1.93%	1.82%	1.86%	1.99%	2.18%
Expenses net of fee waivers, if any	2.03% A	1.92%	1.82%	1.86%	1.99%	2.18%
Expenses net of all reductions	2.03% A	1.92%	1.82%	1.86%	1.94%	2.15%
Net investment income (loss)	.06% A	.37%	.37%	(.15)%	(.12)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,318	$ 46,040	$ 66,500	$ 87,990	$ 54,052	$ 24,848
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Income from Investment Operations
Net investment income (loss) D	.32	.77	.73	.52	.46	.48
Net realized and unrealized gain (loss)	2.98	3.66	1.51	(1.18)	9.68	5.74
Total from investment operations	3.30	4.43	2.24	(.66)	10.14	6.22
Distributions from net investment income	(.24)	(.76)	(.49)	(.46)	(.47)	(.14)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.56)	(.76)	(.78)	(.90)	(.47)	(.14)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 60.46	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Total Return B, C	5.78%	8.32%	4.36%	(1.33)%	22.97%	16.40%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.87%	.77%	.82%	.94%	1.17%
Expenses net of fee waivers, if any	.98% A	.87%	.77%	.82%	.94%	1.17%
Expenses net of all reductions	.98% A	.86%	.77%	.82%	.89%	1.13%
Net investment income (loss)	1.11% A	1.42%	1.42%	.90%	.93%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,141,979	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791
Portfolio turnover rate F	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31
Income from Investment Operations
Net investment income (loss) D	.32	.78	.74	.51	.46	.49
Net realized and unrealized gain (loss)	2.98	3.64	1.50	(1.18)	9.65	5.72
Total from investment operations	3.30	4.42	2.24	(.67)	10.11	6.21
Distributions from net investment income	(.22)	(.76)	(.48)	(.48)	(.49)	(.14)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.54)	(.76)	(.77)	(.92)	(.49)	(.14)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 60.33	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Total Return B, C	5.80%	8.34%	4.38%	(1.35)%	22.94%	16.40%
Ratios to Average Net Assets E, G
Expenses before reductions	.98% A	.86%	.76%	.82%	.95%	1.17%
Expenses net of fee waivers, if any	.97% A	.86%	.76%	.82%	.95%	1.17%
Expenses net of all reductions	.97% A	.85%	.76%	.82%	.90%	1.14%
Net investment income (loss)	1.12% A	1.43%	1.42%	.89%	.92%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,749	$ 30,831	$ 59,245	$ 68,112	$ 46,737	$ 17,956
Portfolio turnover rate F	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 650,787,111
Gross unrealized depreciation	(32,323,414)
Net unrealized appreciation (depreciation) on securities and other investments	$ 618,463,697

Tax cost	$ 1,922,563,527

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,265,482 and $941,439,361, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 134,890	$ 1,959
Class T	.25%	.25%	56,534	1,370
Class B	.75%	.25%	36,332	27,347
Class C	.75%	.25%	214,405	11,725
			$ 442,161	$ 42,401

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,336
Class T	1,845
Class B*	7,374
Class C*	1,145
$ 16,700

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 140,839.26
Class T	34,930.31
Class B	10,909.30
Class C	53,387.25
Canada	2,191,496.20
Institutional Class	26,460.19
	$ 2,458,021

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,978,500.29%		$ 259

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,026,490. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,911,000. The weighted average interest rate was .57%. The interest expense amounted to $46 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,622 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,046.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 53,142	$ 1,637,055
Class T	-	220,579
Class B	-	25,159
Class C	-	146,334
Canada	9,173,811	40,860,360
Institutional Class	111,962	803,928
Total	$ 9,338,915	$ 43,693,415
From net realized gain
Class A	$ 629,831	$ -
Class T	130,152	-
Class B	42,217	-
Class C	256,584	-
Canada	12,282,929	-
Institutional Class	161,386	-
Total	$ 13,503,099	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	55,064	215,503	$ 3,178,417	$ 11,581,739
Reinvestment of distributions	9,784	24,773	552,980	1,299,341
Shares redeemed	(415,276)	(1,179,795)	(23,969,148)	(63,487,281)
Net increase (decrease)	(350,428)	(939,519)	$ (20,237,751)	$ (50,606,201)
Class T
Shares sold	10,393	36,303	$ 597,941	$ 1,947,020
Reinvestment of distributions	2,264	4,099	127,592	214,911
Shares redeemed	(59,115)	(178,697)	(3,395,440)	(9,595,838)
Net increase (decrease)	(46,458)	(138,295)	$ (2,669,907)	$ (7,433,907)
Class B
Shares sold	333	567	$ 18,810	$ 30,467
Reinvestment of distributions	630	400	35,107	20,851
Shares redeemed	(18,164)	(49,457)	(1,034,019)	(2,648,974)
Net increase (decrease)	(17,201)	(48,490)	$ (980,102)	$ (2,597,656)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	26,212	62,908	$ 1,485,279	$ 3,346,028
Reinvestment of distributions	3,715	2,201	206,074	114,122
Shares redeemed	(146,310)	(510,875)	(8,252,433)	(27,051,390)
Net increase (decrease)	(116,383)	(445,766)	$ (6,561,080)	$ (23,591,240)
Canada
Shares sold	848,295	2,375,531	$ 49,252,098	$ 128,818,784
Reinvestment of distributions	358,786	737,701	20,353,959	38,862,091
Shares redeemed	(4,976,034)	(19,289,279)	(288,483,774)	(1,044,400,607)
Net increase (decrease)	(3,768,953)	(16,176,047)	$ (218,877,717)	$ (876,719,732)
Institutional Class
Shares sold	161,922	144,801	$ 9,458,455	$ 7,839,112
Reinvestment of distributions	3,804	11,985	215,319	629,694
Shares redeemed	(191,546)	(720,255)	(11,052,264)	(38,850,898)
Net increase (decrease)	(25,820)	(563,469)	$ (1,378,490)	$ (30,382,092)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACANI-USAN-0614
1.843160.106

Fidelity Advisor®

China Region Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2014

Class A, Class T, Class B, and Class C are
classes of Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.37%
Actual		$ 1,000.00	$ 970.20	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.66%
Actual		$ 1,000.00	$ 968.80	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.12%
Actual		$ 1,000.00	$ 966.50	$ 10.34
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.09%
Actual		$ 1,000.00	$ 966.70	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
China Region	1.02%
Actual		$ 1,000.00	$ 972.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Institutional Class	.99%
Actual		$ 1,000.00	$ 972.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Cayman Islands	33.5%
China	23.0%
Hong Kong	15.2%
Taiwan	13.0%
Bermuda	6.5%
Korea (South)	3.3%
Italy	1.6%
Japan	1.2%
United States of America*	1.0%
Other	1.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Cayman Islands	24.1%
China	20.9%
Hong Kong	16.7%
Taiwan	14.8%
Bermuda	10.6%
United States of America*	6.9%
Japan	2.1%
Korea (South)	1.7%
Italy	1.5%
Other	0.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	95.3
Short-Term Investments and Net Other Assets (Liabilities)	0.5	4.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	8.4	6.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8.1	5.7
AIA Group Ltd. (Insurance)	5.5	5.1
China Construction Bank Corp. (H Shares) (Banks)	3.6	3.7
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	3.5	3.7
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	3.0	3.0
China Petroleum & Chemical Corp. (H Shares) (Oil, Gas & Consumable Fuels)	2.5	0.0
Sands China Ltd. (Hotels, Restaurants & Leisure)	2.4	1.6
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	1.9	1.5
Techtronic Industries Co. Ltd. (Household Durables)	1.8	1.3
	40.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.7	24.8
Financials	23.5	21.8
Consumer Discretionary	23.2	25.7
Industrials	7.1	7.6
Materials	4.7	3.9
Health Care	4.3	3.1
Energy	4.2	3.2
Utilities	2.4	3.0
Telecommunication Services	1.2	1.6
Consumer Staples	1.2	0.6

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 23.2%
Automobiles - 4.3%
Brilliance China Automotive Holdings Ltd.	11,364,000	$ 17,559,860
Chongqing Changan Automobile Co. Ltd. (B Shares)	21,723,686	39,227,856
		56,787,716
Diversified Consumer Services - 1.4%
Perfect Shape (PRC) Holdings Ltd. (e)	75,000,000	19,057,262
Hotels, Restaurants & Leisure - 8.5%
500 Com Ltd. sponsored ADR Class A (d)	304,350	9,647,895
China Lodging Group Ltd. ADR (a)	310,000	6,878,900
Galaxy Entertainment Group Ltd.	2,701,000	21,199,137
Hotel Shilla Co.	47,714	4,013,500
Melco Crown Entertainment Ltd. sponsored ADR (d)	473,400	16,180,812
Melco International Development Ltd.	7,009,000	21,471,021
Sands China Ltd.	4,341,800	31,697,080
Shangri-La Asia Ltd.	1,344,600	2,216,445
		113,304,790
Household Durables - 1.8%
Techtronic Industries Co. Ltd.	7,728,000	24,620,512
Internet & Catalog Retail - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)(d)	274,916	12,849,574
E-Commerce China Dangdang, Inc. ADR (a)(d)	500,000	5,395,000
Qunar Cayman Islands Ltd. sponsored ADR (d)	237,468	5,865,460
		24,110,034
Leisure Products - 0.7%
Goodbaby International Holdings Ltd. (d)	16,000,000	8,770,855
Media - 0.4%
CJ E&M Corp. (a)	125,000	6,098,151
Specialty Retail - 1.6%
Baoxin Auto Group Ltd. (d)	21,494,000	16,218,330
Oriental Watch Holdings Ltd.	23,615,000	5,330,390
		21,548,720
Textiles, Apparel & Luxury Goods - 2.7%
ECLAT Textile Co. Ltd.	656,140	7,177,942
Prada SpA	2,676,300	21,367,734
Shenzhou International Group Holdings Ltd.	2,046,000	7,046,118
		35,591,794
TOTAL CONSUMER DISCRETIONARY		309,889,834
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
China Mengniu Dairy Co. Ltd.	3,000,000	15,419,937

	Shares	Value
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
China Petroleum & Chemical Corp. (H Shares)	37,500,000	$ 33,290,857
Sinopec Kantons Holdings Ltd. (d)	24,262,000	22,625,486
		55,916,343
FINANCIALS - 23.5%
Banks - 7.9%
China Construction Bank Corp. (H Shares)	69,778,000	48,151,001
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	46,620,758
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)	203,200	5,320,108
Wuliangye Yibin Co. Ltd. A (BNP Paribas Warrant Program) warrants 8/7/15 (a)	1,984,100	5,578,880
		105,670,747
Capital Markets - 0.9%
Kweichow Moutai Co. Ltd. (A Shares) (UBS Warrant Programme) warrants 7/9/15 (a)	277,900	7,275,876
Shanghai Bestway Marine Engineering Design Co. Ltd. warrants 3/5/17 (a)	1,767,600	4,970,126
		12,246,002
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	16,000,000	10,834,586
Insurance - 7.4%
AIA Group Ltd.	14,982,600	72,662,117
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	25,071,819
		97,733,936
Real Estate Investment Trusts - 0.5%
Champion (REIT)	15,000,000	7,061,828
Real Estate Management & Development - 6.0%
Great Eagle Holdings Ltd.	2,150,000	7,695,458
Greenland Hong Kong Holdings Ltd.	15,000,000	6,829,658
Hopson Development Holdings Ltd. (a)	12,266,000	11,992,375
Longfor Properties Co. Ltd.	5,000,000	6,462,056
Shimao Property Holdings Ltd.	6,908,500	13,633,527
Sun Hung Kai Properties Ltd.	1,282,000	16,147,054
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	106,833	71,930
Wharf Holdings Ltd.	2,348,000	16,429,746
		79,261,804
TOTAL FINANCIALS		312,808,903
HEALTH CARE - 4.3%
Life Sciences Tools & Services - 0.8%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	305,700	10,393,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.5%
China Pharmaceutical Group Ltd.	15,016,000	$ 12,492,432
Lee's Pharmaceutical Holdings Ltd.	8,290,000	9,302,653
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	958,500	3,239,115
Sino Biopharmaceutical Ltd.	12,388,000	9,698,909
Tong Ren Tang Technologies Co. Ltd. (H Shares)	4,351,000	12,542,948
		47,276,057
TOTAL HEALTH CARE		57,669,857
INDUSTRIALS - 7.1%
Commercial Services & Supplies - 0.3%
Cleanaway Co. Ltd.	818,000	4,637,019
Construction & Engineering - 1.6%
China State Construction International Holdings Ltd.	10,482,000	17,494,899
Paul Y. Engineering Group Ltd. (a)(d)	4,337,500	4,307,876
		21,802,775
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd. (H Shares)	17,000,000	9,932,993
Shanghai Electric Group Co. Ltd. (H Shares)	21,968,000	8,613,846
		18,546,839
Machinery - 1.2%
Cimc Enric Holdings Ltd.	4,700,000	6,801,798
CSR Corp. Ltd. (H Shares)	11,689,000	8,533,492
		15,335,290
Marine - 1.3%
China Shipping Development Co. Ltd. (H Shares) (a)(d)	31,444,000	17,196,365
Trading Companies & Distributors - 1.3%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	2,963,141
Summit Ascent Holdings Ltd. (a)(d)	9,272,000	13,992,403
		16,955,544
TOTAL INDUSTRIALS		94,473,832
INFORMATION TECHNOLOGY - 27.7%
Electronic Equipment & Components - 0.3%
Tong Hsing Electronics Industries Ltd.	666,000	3,576,669
Internet Software & Services - 13.3%
Baidu.com, Inc. sponsored ADR (a)	85,000	13,077,250
Naver Corp.	34,000	24,288,065
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	70,000	5,906,600

	Shares	Value
SouFun Holdings Ltd. ADR	810,000	$ 9,533,700
Tencent Holdings Ltd.	1,802,200	112,321,508
Yahoo!, Inc. (a)	200,000	7,190,000
Youku Tudou, Inc. ADR (a)(d)	250,000	5,572,500
		177,889,623
Semiconductors & Semiconductor Equipment - 11.6%
GCL-Poly Energy Holdings Ltd. (a)(d)	60,973,000	18,245,617
MediaTek, Inc.	816,000	12,767,963
Novatek Microelectronics Corp.	2,674,000	12,365,882
Seoul Semiconductor Co. Ltd.	100,000	4,012,196
Taiwan Semiconductor Manufacturing Co. Ltd.	27,336,796	107,531,778
		154,923,436
Software - 1.1%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	16,396,000	3,827,802
Kingdee International Software Group Co. Ltd. (a)	14,768,000	4,400,142
WeMade Entertainment Co. Ltd. (a)	146,519	6,367,925
		14,595,869
Technology Hardware, Storage & Peripherals - 1.4%
Advantech Co. Ltd.	2,854,000	18,449,222
TOTAL INFORMATION TECHNOLOGY		369,434,819
MATERIALS - 4.7%
Chemicals - 0.5%
Taiwan Fertilizer Co. Ltd.	3,015,000	5,996,917
Construction Materials - 2.7%
Anhui Conch Cement Co. Ltd. (H Shares)	4,372,500	16,242,592
Asia Cement (China) Holdings Corp.	6,409,500	4,662,687
BBMG Corp. (H Shares)	2,708,500	1,903,962
China Shanshui Cement Group Ltd.	35,000,000	13,498,088
		36,307,329
Containers & Packaging - 0.9%
Greatview Aseptic Pack Co. Ltd.	19,157,000	11,687,501
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	8,151,803
TOTAL MATERIALS		62,143,550
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
SoftBank Corp.	224,000	16,629,921
Common Stocks - continued
	Shares	Value
UTILITIES - 2.4%
Independent Power Producers & Energy Traders - 2.4%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	27,500,000	$ 11,811,633
Huadian Fuxin Energy Corp. Ltd. (H Shares)	43,672,000	20,391,288
		32,202,921
TOTAL COMMON STOCKS (Cost $1,048,646,060)		1,326,589,917
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.11% (b)	10,974,542	10,974,542
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,273,705	61,273,705
TOTAL MONEY MARKET FUNDS (Cost $72,248,247)		72,248,247
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,120,894,307)		1,398,838,164
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(65,749,662)
NET ASSETS - 100%		$ 1,333,088,502
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,904
Fidelity Securities Lending Cash Central Fund	193,784
Total	$ 210,688
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Perfect Shape (PRC) Holdings Ltd.	$ -	$ 16,961,684	$ -	$ -	$ 19,057,262
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 309,889,834	$ 309,889,834	$ -	$ -
Consumer Staples	15,419,937	15,419,937	-	-
Energy	55,916,343	22,625,486	33,290,857	-
Financials	312,808,903	243,043,155	69,765,748	-
Health Care	57,669,857	57,669,857	-	-
Industrials	94,473,832	94,473,832	-	-
Information Technology	369,434,819	261,903,041	107,531,778	-
Materials	62,143,550	62,143,550	-	-
Telecommunication Services	16,629,921	16,629,921	-	-
Utilities	32,202,921	32,202,921	-	-
Money Market Funds	72,248,247	72,248,247	-	-
Total Investments in Securities:	$ 1,398,838,164	$ 1,188,249,781	$ 210,588,383	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 54,645,985
Level 2 to Level 1	$ 23,598,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,334,624) - See accompanying schedule: Unaffiliated issuers (cost $1,031,684,376)	$ 1,307,532,655
Fidelity Central Funds (cost $72,248,247)	72,248,247
Other affiliated issuers (cost $16,961,684)	19,057,262
Total Investments (cost $1,120,894,307)		$ 1,398,838,164
Foreign currency held at value (cost $244,828)		245,887
Receivable for investments sold		15,467,797
Receivable for fund shares sold		712,507
Dividends receivable		290,144
Distributions receivable from Fidelity Central Funds		81,164
Prepaid expenses		963
Other receivables		1,405
Total assets		1,415,638,031

Liabilities
Payable for investments purchased	$ 18,140,545
Payable for fund shares redeemed	1,827,589
Accrued management fee	814,744
Distribution and service plan fees payable	14,198
Other affiliated payables	294,016
Other payables and accrued expenses	184,732
Collateral on securities loaned, at value	61,273,705
Total liabilities		82,549,529

Net Assets		$ 1,333,088,502
Net Assets consist of:
Paid in capital		$ 1,004,956,352
Accumulated net investment loss		(5,310,768)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,492,359
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		277,950,559
Net Assets		$ 1,333,088,502

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,565,625 ÷ 596,065 shares)	$ 31.15

Maximum offering price per share (100/94.25 of $31.15)	$ 33.05
Class T: Net Asset Value and redemption price per share ($5,859,831 ÷ 188,745 shares)	$ 31.05

Maximum offering price per share (100/96.50 of $31.05)	$ 32.18
Class B: Net Asset Value and offering price per share ($1,203,629 ÷ 38,949 shares)A	$ 30.90

Class C: Net Asset Value and offering price per share ($7,578,120 ÷ 246,910 shares)A	$ 30.69

China Region: Net Asset Value, offering price and redemption price per share ($1,288,114,410 ÷ 41,029,172 shares)	$ 31.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,766,887 ÷ 376,192 shares)	$ 31.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,069,209
Income from Fidelity Central Funds (including $193,784 from security lending)		210,688
Income before foreign taxes withheld		2,279,897
Less foreign taxes withheld		(51,048)
Total income		2,228,849

Expenses
Management fee	$ 5,121,368
Transfer agent fees	1,468,880
Distribution and service plan fees	86,843
Accounting and security lending fees	332,878
Custodian fees and expenses	225,969
Independent trustees' compensation	2,909
Registration fees	80,138
Audit	37,081
Legal	3,306
Interest	1,179
Miscellaneous	193,686
Total expenses before reductions	7,554,237
Expense reductions	(10,445)	7,543,792
Net investment income (loss)		(5,314,943)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,527,361
Foreign currency transactions	(85,766)
Total net realized gain (loss)		61,441,595
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,888,557)
Assets and liabilities in foreign currencies	11,759
Total change in net unrealized appreciation (depreciation)		(93,876,798)
Net gain (loss)		(32,435,203)
Net increase (decrease) in net assets resulting from operations		$ (37,750,146)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,314,943)	$ 18,038,729
Net realized gain (loss)	61,441,595	182,630,699
Change in net unrealized appreciation (depreciation)	(93,876,798)	120,639,628
Net increase (decrease) in net assets resulting from operations	(37,750,146)	321,309,056
Distributions to shareholders from net investment income	(15,459,434)	(19,616,401)
Distributions to shareholders from net realized gain	(136,131,549)	-
Total distributions	(151,590,983)	(19,616,401)
Share transactions - net increase (decrease)	51,144,231	(122,395,498)
Redemption fees	212,691	393,175
Total increase (decrease) in net assets	(137,984,207)	179,690,332

Net Assets
Beginning of period	1,471,072,709	1,291,382,377
End of period (including accumulated net investment loss of $5,310,768 and undistributed net investment income of $15,463,609, respectively)	$ 1,333,088,502	$ 1,471,072,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Income from Investment Operations
Net investment income (loss) E	(.18)	.30	.36	.33	.25	.30
Net realized and unrealized gain (loss)	(.62)	7.06	1.42	(4.33)	5.15	9.63
Total from investment operations	(.80)	7.36	1.78	(4.00)	5.40	9.93
Distributions from net investment income	(.30)	(.34)	(.19)	(.31)	(.20)	(.16)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.61)	(.34)	(.53)	(.34)	(.27)	(.16)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.03
Net asset value, end of period	$ 31.15	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Total Return B, C, D	(2.98)%	26.07%	6.70%	(12.79)%	20.54%	60.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37% A	1.35%	1.36%	1.37%	1.38%	1.39%
Expenses net of fee waivers, if any	1.37% A	1.35%	1.36%	1.37%	1.38%	1.39%
Expenses net of all reductions	1.37% A	1.31%	1.29%	1.31%	1.31%	1.31%
Net investment income (loss)	(1.06)% A	.94%	1.35%	1.07%	.91%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,566	$ 20,623	$ 13,539	$ 14,808	$ 16,047	$ 11,842
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Income from Investment Operations
Net investment income (loss) E	(.22)	.21	.29	.25	.18	.23
Net realized and unrealized gain (loss)	(.63)	7.04	1.40	(4.32)	5.13	9.64
Total from investment operations	(.85)	7.25	1.69	(4.07)	5.31	9.87
Distributions from net investment income	(.19)	(.26)	(.08)	(.27)	(.18)	(.14)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.50)	(.26)	(.42)	(.29) J	(.24) K	(.14)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 31.05	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Total Return B, C, D	(3.12)%	25.74%	6.38%	(13.04)%	20.27%	59.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.66% A	1.64%	1.64%	1.63%	1.64%	1.66%
Expenses net of fee waivers, if any	1.66% A	1.64%	1.64%	1.63%	1.64%	1.66%
Expenses net of all reductions	1.66% A	1.60%	1.57%	1.57%	1.58%	1.58%
Net investment income (loss)	(1.35)% A	.65%	1.06%	.81%	.64%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,860	$ 5,965	$ 4,349	$ 5,281	$ 6,070	$ 3,139
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.30)	.06	.16	.10	.04	.12
Net realized and unrealized gain (loss)	(.63)	6.99	1.40	(4.29)	5.09	9.63
Total from investment operations	(.93)	7.05	1.56	(4.19)	5.13	9.75
Distributions from net investment income	-	(.10)	-	(.08)	(.12)	(.10)
Distributions from net realized gain	(3.29)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.29)	(.10)	(.34)	(.11)	(.19)	(.10)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 30.90	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Total Return B, C, D	(3.35)%	25.12%	5.90%	(13.45)%	19.63%	59.16%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of fee waivers, if any	2.12% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of all reductions	2.12% A	2.07%	2.04%	2.06%	2.08%	2.06%
Net investment income (loss)	(1.82)% A	.19%	.59%	.32%	.14%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,204	$ 1,494	$ 1,533	$ 1,801	$ 2,496	$ 1,915
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.29)	.06	.16	.10	.04	.12
Net realized and unrealized gain (loss)	(.62)	6.97	1.39	(4.28)	5.09	9.62
Total from investment operations	(.91)	7.03	1.55	(4.18)	5.13	9.74
Distributions from net investment income	(.08)	(.12)	-	(.13)	(.13)	(.12)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.39)	(.12)	(.34)	(.16)	(.20)	(.12)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 30.69	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Total Return B, C, D	(3.33)%	25.14%	5.88%	(13.46)%	19.66%	59.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of fee waivers, if any	2.09% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of all reductions	2.09% A	2.07%	2.04%	2.06%	2.07%	2.07%
Net investment income (loss)	(1.78)% A	.19%	.59%	.32%	.15%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,578	$ 6,957	$ 4,515	$ 5,230	$ 5,938	$ 3,806
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	(.12)	.41	.45	.44	.34	.33
Net realized and unrealized gain (loss)	(.62)	7.11	1.42	(4.37)	5.18	9.68
Total from investment operations	(.74)	7.52	1.87	(3.93)	5.52	10.01
Distributions from net investment income	(.38)	(.43)	(.29)	(.38)	(.21)	(.17)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.69)	(.43)	(.63)	(.40) I	(.27) J	(.17)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.01	.02
Net asset value, end of period	$ 31.40	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Total Return B, C	(2.80)%	26.51%	7.01%	(12.52)%	20.97%	60.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of all reductions	1.02% A	.98%	.98%	.98%	1.00%	1.03%
Net investment income (loss)	(.71)% A	1.27%	1.66%	1.40%	1.22%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,288,114	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141
Portfolio turnover rate F	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Income from Investment Operations
Net investment income (loss) D	(.11)	.42	.45	.43	.33	.37
Net realized and unrealized gain (loss)	(.63)	7.10	1.42	(4.37)	5.18	9.64
Total from investment operations	(.74)	7.52	1.87	(3.94)	5.51	10.01
Distributions from net investment income	(.43)	(.46)	(.31)	(.37)	(.22)	(.18)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.73) J	(.46)	(.65)	(.40)	(.28) I	(.18)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.01	.02
Net asset value, end of period	$ 31.28	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Total Return B, C	(2.80)%	26.58%	7.02%	(12.56)%	20.92%	60.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.97%	1.04%	1.06%	1.11%	1.08%
Expenses net of fee waivers, if any	.99% A	.97%	1.04%	1.06%	1.11%	1.08%
Expenses net of all reductions	.99% A	.93%	.98%	1.01%	1.04%	1.00%
Net investment income (loss)	(.68)% A	1.32%	1.66%	1.38%	1.18%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,767	$ 10,206	$ 1,958	$ 2,034	$ 1,904	$ 1,684
Portfolio turnover rate F	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. J Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 341,869,538
Gross unrealized depreciation	(68,233,494)
Net unrealized appreciation (depreciation) on securities and other investments	$ 273,636,044

Tax cost	$ 1,125,202,120

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $505,493,603 and $547,378,652, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,776	$ 467
Class T	.25%	.25%	15,268	145
Class B	.75%	.25%	7,048	5,319
Class C	.75%	.25%	38,751	11,855
			$ 86,843	$ 17,786

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,453
Class T	2,881
Class B*	2,196
Class C*	625
$ 18,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,751.30
Class T	10,360.34
Class B	2,140.30
Class C	10,300.27
China Region	1,406,737.20
Institutional Class	8,592.17
	$ 1,468,880

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,128,000.29%		$ 1,153

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,373 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $2,716 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,623,000. The weighted average interest rate was .57%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,445.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 180,108	$ 161,788
Class T	32,344	40,503
Class B	-	4,993
Class C	17,191	18,782
China Region	15,122,632	19,344,002
Institutional Class	107,159	46,333
Total	$ 15,459,434	$ 19,616,401
From net realized gain
Class A	$ 1,978,191	$ -
Class T	554,033	-
Class B	137,166	-
Class C	701,626	-
China Region	131,926,962	-
Institutional Class	833,571	-
Total	$ 136,131,549	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	111,013	284,743	$ 3,722,677	$ 9,232,019
Reinvestment of distributions	60,028	5,112	2,013,955	151,768
Shares redeemed	(154,927)	(184,522)	(5,124,654)	(5,803,916)
Net increase (decrease)	16,114	105,333	$ 611,978	$ 3,579,871
Class T
Shares sold	29,085	70,191	$ 964,072	$ 2,215,632
Reinvestment of distributions	17,176	1,321	574,877	39,167
Shares redeemed	(26,030)	(56,116)	(866,500)	(1,759,294)
Net increase (decrease)	20,231	15,396	$ 672,449	$ 495,505
Class B
Shares sold	437	6,343	$ 14,784	$ 197,892
Reinvestment of distributions	3,586	151	119,686	4,455
Shares redeemed	(7,618)	(18,382)	(250,305)	(569,584)
Net increase (decrease)	(3,595)	(11,888)	$ (115,835)	$ (367,237)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	69,697	120,235	$ 2,320,651	$ 3,792,024
Reinvestment of distributions	18,485	573	612,773	16,859
Shares redeemed	(40,082)	(82,838)	(1,304,397)	(2,577,162)
Net increase (decrease)	48,100	37,970	$ 1,629,027	$ 1,231,721
China Region
Shares sold	3,775,737	11,534,725	$ 127,767,390	$ 362,586,439
Reinvestment of distributions	4,157,611	622,145	140,360,926	18,558,580
Shares redeemed	(6,699,206)	(16,406,195)	(222,736,022)	(515,921,780)
Net increase (decrease)	1,234,142	(4,249,325)	$ 45,392,294	$ (134,776,761)
Institutional Class
Shares sold	283,369	333,624	$ 9,454,844	$ 11,106,364
Reinvestment of distributions	23,866	1,452	802,629	43,199
Shares redeemed	(216,524)	(117,838)	(7,303,155)	(3,708,160)
Net increase (decrease)	90,711	217,238	$ 2,954,318	$ 7,441,403

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AHKC-USAN-0614
1.861461.105

Fidelity Advisor®

China Region Fund -

Institutional Class

Semiannual Report

April 30, 2014

Institutional Class is a class of
Fidelity® China Region Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.37%
Actual		$ 1,000.00	$ 970.20	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.66%
Actual		$ 1,000.00	$ 968.80	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.12%
Actual		$ 1,000.00	$ 966.50	$ 10.34
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.09%
Actual		$ 1,000.00	$ 966.70	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
China Region	1.02%
Actual		$ 1,000.00	$ 972.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Institutional Class	.99%
Actual		$ 1,000.00	$ 972.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Cayman Islands	33.5%
China	23.0%
Hong Kong	15.2%
Taiwan	13.0%
Bermuda	6.5%
Korea (South)	3.3%
Italy	1.6%
Japan	1.2%
United States of America*	1.0%
Other	1.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Cayman Islands	24.1%
China	20.9%
Hong Kong	16.7%
Taiwan	14.8%
Bermuda	10.6%
United States of America*	6.9%
Japan	2.1%
Korea (South)	1.7%
Italy	1.5%
Other	0.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	95.3
Short-Term Investments and Net Other Assets (Liabilities)	0.5	4.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	8.4	6.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8.1	5.7
AIA Group Ltd. (Insurance)	5.5	5.1
China Construction Bank Corp. (H Shares) (Banks)	3.6	3.7
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	3.5	3.7
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	3.0	3.0
China Petroleum & Chemical Corp. (H Shares) (Oil, Gas & Consumable Fuels)	2.5	0.0
Sands China Ltd. (Hotels, Restaurants & Leisure)	2.4	1.6
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	1.9	1.5
Techtronic Industries Co. Ltd. (Household Durables)	1.8	1.3
	40.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.7	24.8
Financials	23.5	21.8
Consumer Discretionary	23.2	25.7
Industrials	7.1	7.6
Materials	4.7	3.9
Health Care	4.3	3.1
Energy	4.2	3.2
Utilities	2.4	3.0
Telecommunication Services	1.2	1.6
Consumer Staples	1.2	0.6

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 23.2%
Automobiles - 4.3%
Brilliance China Automotive Holdings Ltd.	11,364,000	$ 17,559,860
Chongqing Changan Automobile Co. Ltd. (B Shares)	21,723,686	39,227,856
		56,787,716
Diversified Consumer Services - 1.4%
Perfect Shape (PRC) Holdings Ltd. (e)	75,000,000	19,057,262
Hotels, Restaurants & Leisure - 8.5%
500 Com Ltd. sponsored ADR Class A (d)	304,350	9,647,895
China Lodging Group Ltd. ADR (a)	310,000	6,878,900
Galaxy Entertainment Group Ltd.	2,701,000	21,199,137
Hotel Shilla Co.	47,714	4,013,500
Melco Crown Entertainment Ltd. sponsored ADR (d)	473,400	16,180,812
Melco International Development Ltd.	7,009,000	21,471,021
Sands China Ltd.	4,341,800	31,697,080
Shangri-La Asia Ltd.	1,344,600	2,216,445
		113,304,790
Household Durables - 1.8%
Techtronic Industries Co. Ltd.	7,728,000	24,620,512
Internet & Catalog Retail - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)(d)	274,916	12,849,574
E-Commerce China Dangdang, Inc. ADR (a)(d)	500,000	5,395,000
Qunar Cayman Islands Ltd. sponsored ADR (d)	237,468	5,865,460
		24,110,034
Leisure Products - 0.7%
Goodbaby International Holdings Ltd. (d)	16,000,000	8,770,855
Media - 0.4%
CJ E&M Corp. (a)	125,000	6,098,151
Specialty Retail - 1.6%
Baoxin Auto Group Ltd. (d)	21,494,000	16,218,330
Oriental Watch Holdings Ltd.	23,615,000	5,330,390
		21,548,720
Textiles, Apparel & Luxury Goods - 2.7%
ECLAT Textile Co. Ltd.	656,140	7,177,942
Prada SpA	2,676,300	21,367,734
Shenzhou International Group Holdings Ltd.	2,046,000	7,046,118
		35,591,794
TOTAL CONSUMER DISCRETIONARY		309,889,834
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
China Mengniu Dairy Co. Ltd.	3,000,000	15,419,937

	Shares	Value
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
China Petroleum & Chemical Corp. (H Shares)	37,500,000	$ 33,290,857
Sinopec Kantons Holdings Ltd. (d)	24,262,000	22,625,486
		55,916,343
FINANCIALS - 23.5%
Banks - 7.9%
China Construction Bank Corp. (H Shares)	69,778,000	48,151,001
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	46,620,758
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)	203,200	5,320,108
Wuliangye Yibin Co. Ltd. A (BNP Paribas Warrant Program) warrants 8/7/15 (a)	1,984,100	5,578,880
		105,670,747
Capital Markets - 0.9%
Kweichow Moutai Co. Ltd. (A Shares) (UBS Warrant Programme) warrants 7/9/15 (a)	277,900	7,275,876
Shanghai Bestway Marine Engineering Design Co. Ltd. warrants 3/5/17 (a)	1,767,600	4,970,126
		12,246,002
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	16,000,000	10,834,586
Insurance - 7.4%
AIA Group Ltd.	14,982,600	72,662,117
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	25,071,819
		97,733,936
Real Estate Investment Trusts - 0.5%
Champion (REIT)	15,000,000	7,061,828
Real Estate Management & Development - 6.0%
Great Eagle Holdings Ltd.	2,150,000	7,695,458
Greenland Hong Kong Holdings Ltd.	15,000,000	6,829,658
Hopson Development Holdings Ltd. (a)	12,266,000	11,992,375
Longfor Properties Co. Ltd.	5,000,000	6,462,056
Shimao Property Holdings Ltd.	6,908,500	13,633,527
Sun Hung Kai Properties Ltd.	1,282,000	16,147,054
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	106,833	71,930
Wharf Holdings Ltd.	2,348,000	16,429,746
		79,261,804
TOTAL FINANCIALS		312,808,903
HEALTH CARE - 4.3%
Life Sciences Tools & Services - 0.8%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	305,700	10,393,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.5%
China Pharmaceutical Group Ltd.	15,016,000	$ 12,492,432
Lee's Pharmaceutical Holdings Ltd.	8,290,000	9,302,653
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	958,500	3,239,115
Sino Biopharmaceutical Ltd.	12,388,000	9,698,909
Tong Ren Tang Technologies Co. Ltd. (H Shares)	4,351,000	12,542,948
		47,276,057
TOTAL HEALTH CARE		57,669,857
INDUSTRIALS - 7.1%
Commercial Services & Supplies - 0.3%
Cleanaway Co. Ltd.	818,000	4,637,019
Construction & Engineering - 1.6%
China State Construction International Holdings Ltd.	10,482,000	17,494,899
Paul Y. Engineering Group Ltd. (a)(d)	4,337,500	4,307,876
		21,802,775
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd. (H Shares)	17,000,000	9,932,993
Shanghai Electric Group Co. Ltd. (H Shares)	21,968,000	8,613,846
		18,546,839
Machinery - 1.2%
Cimc Enric Holdings Ltd.	4,700,000	6,801,798
CSR Corp. Ltd. (H Shares)	11,689,000	8,533,492
		15,335,290
Marine - 1.3%
China Shipping Development Co. Ltd. (H Shares) (a)(d)	31,444,000	17,196,365
Trading Companies & Distributors - 1.3%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	2,963,141
Summit Ascent Holdings Ltd. (a)(d)	9,272,000	13,992,403
		16,955,544
TOTAL INDUSTRIALS		94,473,832
INFORMATION TECHNOLOGY - 27.7%
Electronic Equipment & Components - 0.3%
Tong Hsing Electronics Industries Ltd.	666,000	3,576,669
Internet Software & Services - 13.3%
Baidu.com, Inc. sponsored ADR (a)	85,000	13,077,250
Naver Corp.	34,000	24,288,065
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	70,000	5,906,600

	Shares	Value
SouFun Holdings Ltd. ADR	810,000	$ 9,533,700
Tencent Holdings Ltd.	1,802,200	112,321,508
Yahoo!, Inc. (a)	200,000	7,190,000
Youku Tudou, Inc. ADR (a)(d)	250,000	5,572,500
		177,889,623
Semiconductors & Semiconductor Equipment - 11.6%
GCL-Poly Energy Holdings Ltd. (a)(d)	60,973,000	18,245,617
MediaTek, Inc.	816,000	12,767,963
Novatek Microelectronics Corp.	2,674,000	12,365,882
Seoul Semiconductor Co. Ltd.	100,000	4,012,196
Taiwan Semiconductor Manufacturing Co. Ltd.	27,336,796	107,531,778
		154,923,436
Software - 1.1%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	16,396,000	3,827,802
Kingdee International Software Group Co. Ltd. (a)	14,768,000	4,400,142
WeMade Entertainment Co. Ltd. (a)	146,519	6,367,925
		14,595,869
Technology Hardware, Storage & Peripherals - 1.4%
Advantech Co. Ltd.	2,854,000	18,449,222
TOTAL INFORMATION TECHNOLOGY		369,434,819
MATERIALS - 4.7%
Chemicals - 0.5%
Taiwan Fertilizer Co. Ltd.	3,015,000	5,996,917
Construction Materials - 2.7%
Anhui Conch Cement Co. Ltd. (H Shares)	4,372,500	16,242,592
Asia Cement (China) Holdings Corp.	6,409,500	4,662,687
BBMG Corp. (H Shares)	2,708,500	1,903,962
China Shanshui Cement Group Ltd.	35,000,000	13,498,088
		36,307,329
Containers & Packaging - 0.9%
Greatview Aseptic Pack Co. Ltd.	19,157,000	11,687,501
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	8,151,803
TOTAL MATERIALS		62,143,550
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
SoftBank Corp.	224,000	16,629,921
Common Stocks - continued
	Shares	Value
UTILITIES - 2.4%
Independent Power Producers & Energy Traders - 2.4%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	27,500,000	$ 11,811,633
Huadian Fuxin Energy Corp. Ltd. (H Shares)	43,672,000	20,391,288
		32,202,921
TOTAL COMMON STOCKS (Cost $1,048,646,060)		1,326,589,917
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.11% (b)	10,974,542	10,974,542
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,273,705	61,273,705
TOTAL MONEY MARKET FUNDS (Cost $72,248,247)		72,248,247
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,120,894,307)		1,398,838,164
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(65,749,662)
NET ASSETS - 100%		$ 1,333,088,502
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,904
Fidelity Securities Lending Cash Central Fund	193,784
Total	$ 210,688
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Perfect Shape (PRC) Holdings Ltd.	$ -	$ 16,961,684	$ -	$ -	$ 19,057,262
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 309,889,834	$ 309,889,834	$ -	$ -
Consumer Staples	15,419,937	15,419,937	-	-
Energy	55,916,343	22,625,486	33,290,857	-
Financials	312,808,903	243,043,155	69,765,748	-
Health Care	57,669,857	57,669,857	-	-
Industrials	94,473,832	94,473,832	-	-
Information Technology	369,434,819	261,903,041	107,531,778	-
Materials	62,143,550	62,143,550	-	-
Telecommunication Services	16,629,921	16,629,921	-	-
Utilities	32,202,921	32,202,921	-	-
Money Market Funds	72,248,247	72,248,247	-	-
Total Investments in Securities:	$ 1,398,838,164	$ 1,188,249,781	$ 210,588,383	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 54,645,985
Level 2 to Level 1	$ 23,598,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,334,624) - See accompanying schedule: Unaffiliated issuers (cost $1,031,684,376)	$ 1,307,532,655
Fidelity Central Funds (cost $72,248,247)	72,248,247
Other affiliated issuers (cost $16,961,684)	19,057,262
Total Investments (cost $1,120,894,307)		$ 1,398,838,164
Foreign currency held at value (cost $244,828)		245,887
Receivable for investments sold		15,467,797
Receivable for fund shares sold		712,507
Dividends receivable		290,144
Distributions receivable from Fidelity Central Funds		81,164
Prepaid expenses		963
Other receivables		1,405
Total assets		1,415,638,031

Liabilities
Payable for investments purchased	$ 18,140,545
Payable for fund shares redeemed	1,827,589
Accrued management fee	814,744
Distribution and service plan fees payable	14,198
Other affiliated payables	294,016
Other payables and accrued expenses	184,732
Collateral on securities loaned, at value	61,273,705
Total liabilities		82,549,529

Net Assets		$ 1,333,088,502
Net Assets consist of:
Paid in capital		$ 1,004,956,352
Accumulated net investment loss		(5,310,768)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,492,359
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		277,950,559
Net Assets		$ 1,333,088,502

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,565,625 ÷ 596,065 shares)	$ 31.15

Maximum offering price per share (100/94.25 of $31.15)	$ 33.05
Class T: Net Asset Value and redemption price per share ($5,859,831 ÷ 188,745 shares)	$ 31.05

Maximum offering price per share (100/96.50 of $31.05)	$ 32.18
Class B: Net Asset Value and offering price per share ($1,203,629 ÷ 38,949 shares)A	$ 30.90

Class C: Net Asset Value and offering price per share ($7,578,120 ÷ 246,910 shares)A	$ 30.69

China Region: Net Asset Value, offering price and redemption price per share ($1,288,114,410 ÷ 41,029,172 shares)	$ 31.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,766,887 ÷ 376,192 shares)	$ 31.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,069,209
Income from Fidelity Central Funds (including $193,784 from security lending)		210,688
Income before foreign taxes withheld		2,279,897
Less foreign taxes withheld		(51,048)
Total income		2,228,849

Expenses
Management fee	$ 5,121,368
Transfer agent fees	1,468,880
Distribution and service plan fees	86,843
Accounting and security lending fees	332,878
Custodian fees and expenses	225,969
Independent trustees' compensation	2,909
Registration fees	80,138
Audit	37,081
Legal	3,306
Interest	1,179
Miscellaneous	193,686
Total expenses before reductions	7,554,237
Expense reductions	(10,445)	7,543,792
Net investment income (loss)		(5,314,943)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,527,361
Foreign currency transactions	(85,766)
Total net realized gain (loss)		61,441,595
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,888,557)
Assets and liabilities in foreign currencies	11,759
Total change in net unrealized appreciation (depreciation)		(93,876,798)
Net gain (loss)		(32,435,203)
Net increase (decrease) in net assets resulting from operations		$ (37,750,146)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,314,943)	$ 18,038,729
Net realized gain (loss)	61,441,595	182,630,699
Change in net unrealized appreciation (depreciation)	(93,876,798)	120,639,628
Net increase (decrease) in net assets resulting from operations	(37,750,146)	321,309,056
Distributions to shareholders from net investment income	(15,459,434)	(19,616,401)
Distributions to shareholders from net realized gain	(136,131,549)	-
Total distributions	(151,590,983)	(19,616,401)
Share transactions - net increase (decrease)	51,144,231	(122,395,498)
Redemption fees	212,691	393,175
Total increase (decrease) in net assets	(137,984,207)	179,690,332

Net Assets
Beginning of period	1,471,072,709	1,291,382,377
End of period (including accumulated net investment loss of $5,310,768 and undistributed net investment income of $15,463,609, respectively)	$ 1,333,088,502	$ 1,471,072,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Income from Investment Operations
Net investment income (loss) E	(.18)	.30	.36	.33	.25	.30
Net realized and unrealized gain (loss)	(.62)	7.06	1.42	(4.33)	5.15	9.63
Total from investment operations	(.80)	7.36	1.78	(4.00)	5.40	9.93
Distributions from net investment income	(.30)	(.34)	(.19)	(.31)	(.20)	(.16)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.61)	(.34)	(.53)	(.34)	(.27)	(.16)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.03
Net asset value, end of period	$ 31.15	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Total Return B, C, D	(2.98)%	26.07%	6.70%	(12.79)%	20.54%	60.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37% A	1.35%	1.36%	1.37%	1.38%	1.39%
Expenses net of fee waivers, if any	1.37% A	1.35%	1.36%	1.37%	1.38%	1.39%
Expenses net of all reductions	1.37% A	1.31%	1.29%	1.31%	1.31%	1.31%
Net investment income (loss)	(1.06)% A	.94%	1.35%	1.07%	.91%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,566	$ 20,623	$ 13,539	$ 14,808	$ 16,047	$ 11,842
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Income from Investment Operations
Net investment income (loss) E	(.22)	.21	.29	.25	.18	.23
Net realized and unrealized gain (loss)	(.63)	7.04	1.40	(4.32)	5.13	9.64
Total from investment operations	(.85)	7.25	1.69	(4.07)	5.31	9.87
Distributions from net investment income	(.19)	(.26)	(.08)	(.27)	(.18)	(.14)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.50)	(.26)	(.42)	(.29) J	(.24) K	(.14)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 31.05	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Total Return B, C, D	(3.12)%	25.74%	6.38%	(13.04)%	20.27%	59.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.66% A	1.64%	1.64%	1.63%	1.64%	1.66%
Expenses net of fee waivers, if any	1.66% A	1.64%	1.64%	1.63%	1.64%	1.66%
Expenses net of all reductions	1.66% A	1.60%	1.57%	1.57%	1.58%	1.58%
Net investment income (loss)	(1.35)% A	.65%	1.06%	.81%	.64%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,860	$ 5,965	$ 4,349	$ 5,281	$ 6,070	$ 3,139
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.30)	.06	.16	.10	.04	.12
Net realized and unrealized gain (loss)	(.63)	6.99	1.40	(4.29)	5.09	9.63
Total from investment operations	(.93)	7.05	1.56	(4.19)	5.13	9.75
Distributions from net investment income	-	(.10)	-	(.08)	(.12)	(.10)
Distributions from net realized gain	(3.29)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.29)	(.10)	(.34)	(.11)	(.19)	(.10)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 30.90	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Total Return B, C, D	(3.35)%	25.12%	5.90%	(13.45)%	19.63%	59.16%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of fee waivers, if any	2.12% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of all reductions	2.12% A	2.07%	2.04%	2.06%	2.08%	2.06%
Net investment income (loss)	(1.82)% A	.19%	.59%	.32%	.14%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,204	$ 1,494	$ 1,533	$ 1,801	$ 2,496	$ 1,915
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.29)	.06	.16	.10	.04	.12
Net realized and unrealized gain (loss)	(.62)	6.97	1.39	(4.28)	5.09	9.62
Total from investment operations	(.91)	7.03	1.55	(4.18)	5.13	9.74
Distributions from net investment income	(.08)	(.12)	-	(.13)	(.13)	(.12)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.39)	(.12)	(.34)	(.16)	(.20)	(.12)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 30.69	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Total Return B, C, D	(3.33)%	25.14%	5.88%	(13.46)%	19.66%	59.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of fee waivers, if any	2.09% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of all reductions	2.09% A	2.07%	2.04%	2.06%	2.07%	2.07%
Net investment income (loss)	(1.78)% A	.19%	.59%	.32%	.15%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,578	$ 6,957	$ 4,515	$ 5,230	$ 5,938	$ 3,806
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	(.12)	.41	.45	.44	.34	.33
Net realized and unrealized gain (loss)	(.62)	7.11	1.42	(4.37)	5.18	9.68
Total from investment operations	(.74)	7.52	1.87	(3.93)	5.52	10.01
Distributions from net investment income	(.38)	(.43)	(.29)	(.38)	(.21)	(.17)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.69)	(.43)	(.63)	(.40) I	(.27) J	(.17)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.01	.02
Net asset value, end of period	$ 31.40	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Total Return B, C	(2.80)%	26.51%	7.01%	(12.52)%	20.97%	60.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of all reductions	1.02% A	.98%	.98%	.98%	1.00%	1.03%
Net investment income (loss)	(.71)% A	1.27%	1.66%	1.40%	1.22%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,288,114	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141
Portfolio turnover rate F	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Income from Investment Operations
Net investment income (loss) D	(.11)	.42	.45	.43	.33	.37
Net realized and unrealized gain (loss)	(.63)	7.10	1.42	(4.37)	5.18	9.64
Total from investment operations	(.74)	7.52	1.87	(3.94)	5.51	10.01
Distributions from net investment income	(.43)	(.46)	(.31)	(.37)	(.22)	(.18)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.73) J	(.46)	(.65)	(.40)	(.28) I	(.18)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.01	.02
Net asset value, end of period	$ 31.28	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Total Return B, C	(2.80)%	26.58%	7.02%	(12.56)%	20.92%	60.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.97%	1.04%	1.06%	1.11%	1.08%
Expenses net of fee waivers, if any	.99% A	.97%	1.04%	1.06%	1.11%	1.08%
Expenses net of all reductions	.99% A	.93%	.98%	1.01%	1.04%	1.00%
Net investment income (loss)	(.68)% A	1.32%	1.66%	1.38%	1.18%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,767	$ 10,206	$ 1,958	$ 2,034	$ 1,904	$ 1,684
Portfolio turnover rate F	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. J Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 341,869,538
Gross unrealized depreciation	(68,233,494)
Net unrealized appreciation (depreciation) on securities and other investments	$ 273,636,044

Tax cost	$ 1,125,202,120

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $505,493,603 and $547,378,652, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,776	$ 467
Class T	.25%	.25%	15,268	145
Class B	.75%	.25%	7,048	5,319
Class C	.75%	.25%	38,751	11,855
			$ 86,843	$ 17,786

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,453
Class T	2,881
Class B*	2,196
Class C*	625
$ 18,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,751.30
Class T	10,360.34
Class B	2,140.30
Class C	10,300.27
China Region	1,406,737.20
Institutional Class	8,592.17
	$ 1,468,880

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,128,000.29%		$ 1,153

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,373 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $2,716 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,623,000. The weighted average interest rate was .57%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,445.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 180,108	$ 161,788
Class T	32,344	40,503
Class B	-	4,993
Class C	17,191	18,782
China Region	15,122,632	19,344,002
Institutional Class	107,159	46,333
Total	$ 15,459,434	$ 19,616,401
From net realized gain
Class A	$ 1,978,191	$ -
Class T	554,033	-
Class B	137,166	-
Class C	701,626	-
China Region	131,926,962	-
Institutional Class	833,571	-
Total	$ 136,131,549	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	111,013	284,743	$ 3,722,677	$ 9,232,019
Reinvestment of distributions	60,028	5,112	2,013,955	151,768
Shares redeemed	(154,927)	(184,522)	(5,124,654)	(5,803,916)
Net increase (decrease)	16,114	105,333	$ 611,978	$ 3,579,871
Class T
Shares sold	29,085	70,191	$ 964,072	$ 2,215,632
Reinvestment of distributions	17,176	1,321	574,877	39,167
Shares redeemed	(26,030)	(56,116)	(866,500)	(1,759,294)
Net increase (decrease)	20,231	15,396	$ 672,449	$ 495,505
Class B
Shares sold	437	6,343	$ 14,784	$ 197,892
Reinvestment of distributions	3,586	151	119,686	4,455
Shares redeemed	(7,618)	(18,382)	(250,305)	(569,584)
Net increase (decrease)	(3,595)	(11,888)	$ (115,835)	$ (367,237)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	69,697	120,235	$ 2,320,651	$ 3,792,024
Reinvestment of distributions	18,485	573	612,773	16,859
Shares redeemed	(40,082)	(82,838)	(1,304,397)	(2,577,162)
Net increase (decrease)	48,100	37,970	$ 1,629,027	$ 1,231,721
China Region
Shares sold	3,775,737	11,534,725	$ 127,767,390	$ 362,586,439
Reinvestment of distributions	4,157,611	622,145	140,360,926	18,558,580
Shares redeemed	(6,699,206)	(16,406,195)	(222,736,022)	(515,921,780)
Net increase (decrease)	1,234,142	(4,249,325)	$ 45,392,294	$ (134,776,761)
Institutional Class
Shares sold	283,369	333,624	$ 9,454,844	$ 11,106,364
Reinvestment of distributions	23,866	1,452	802,629	43,199
Shares redeemed	(216,524)	(117,838)	(7,303,155)	(3,708,160)
Net increase (decrease)	90,711	217,238	$ 2,954,318	$ 7,441,403

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.,
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AHKCI-USAN-0614
1.861453.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Emerging
Markets Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.70%
Actual		$ 1,000.00	$ 977.50	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 976.60	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 974.20	$ 11.99
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 978.90	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 979.00	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Unified-President Enterprises Corp. (Taiwan, Food Products)	1.8	1.4
KEPCO Plant Service & Engineering Co. Ltd. (Korea (South), Commercial Services & Supplies)	1.7	1.3
Yue Yuen Industrial (Holdings) Ltd. (Bermuda, Textiles, Apparel & Luxury Goods)	1.7	1.2
Compania Cervecerias Unidas SA sponsored ADR (Chile, Beverages)	1.7	1.4
LG Household & Health Care Ltd. (Korea (South), Household Products)	1.6	1.4
	8.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	19.2
Consumer Discretionary	16.8	15.1
Financials	15.9	25.8
Consumer Staples	14.2	16.9
Information Technology	13.4	5.0
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	20.3	13.3
Taiwan	16.6	11.8
Korea (South)	14.8	9.9
Cayman Islands	10.7	6.9
Bermuda	5.8	6.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 97.9%	Stocks 97.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.7%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bermuda - 5.8%
Man Wah Holdings Ltd.	264,400	$ 433,110
Texwinca Holdings Ltd.	1,198,000	1,287,167
Vtech Holdings Ltd.	45,600	629,335
Wilson Sons Ltd. unit	81,055	1,181,427
Yue Yuen Industrial (Holdings) Ltd.	459,000	1,417,918
TOTAL BERMUDA		4,948,957
Brazil - 2.4%
BHG SA (Brazil Hospitality Group) (a)	77,400	482,503
Fleury SA	131,200	880,257
Terna Participacoes SA unit	71,800	642,408
TOTAL BRAZIL		2,005,168
Cayman Islands - 10.7%
51job, Inc. sponsored ADR (a)	9,300	627,192
ENN Energy Holdings Ltd.	122,000	852,888
Ginko International Co. Ltd.	30,000	504,218
Goodbaby International Holdings Ltd.	1,076,000	589,840
Gourmet Master Co. Ltd.	161,000	1,304,951
Greatview Aseptic Pack Co. Ltd.	1,284,000	783,356
Hilong Holding Ltd.	629,000	327,767
Lifestyle International Holdings Ltd.	338,000	661,792
Mindray Medical International Ltd. sponsored ADR (d)	16,100	532,266
NetEase.com, Inc. sponsored ADR	7,000	476,630
Samson Holding Ltd.	5,972,000	785,693
Silergy Corp.	48,000	397,805
SITC International Holdings Co. Ltd.	893,000	393,922
Springland International Holdings Ltd.	770,000	302,917
Tao Heung Holdings Ltd.	885,000	567,326
TOTAL CAYMAN ISLANDS		9,108,563
Chile - 5.4%
Aguas Andinas SA	1,421,003	876,645
Compania Cervecerias Unidas SA sponsored ADR	59,807	1,409,651
Embotelladora Andina SA sponsored ADR	31,353	759,370
Inversiones La Construccion SA	41,951	552,031
Quinenco SA	445,380	986,655
TOTAL CHILE		4,584,352
China - 1.8%
China Communications Services Corp. Ltd. (H Shares)	1,172,000	594,091
Common Stocks - continued
	Shares	Value
China - continued
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	464,000	$ 466,816
Tong Ren Tang Technologies Co. Ltd. (H Shares)	165,000	475,658
TOTAL CHINA		1,536,565
Hong Kong - 1.2%
Far East Horizon Ltd.	800,000	541,729
Techtronic Industries Co. Ltd.	161,000	512,927
TOTAL HONG KONG		1,054,656
India - 20.3%
CMC Ltd.	26,650	633,211
Container Corp. of India Ltd.	64,655	1,045,387
Credit Analysis & Research Ltd. (a)	70,384	918,849
Exide Industries Ltd.	349,293	693,490
Grasim Industries Ltd.	15,437	681,938
Havells India Ltd.	45,271	699,087
Hindalco Industries Ltd.	287,589	640,358
IDFC Ltd.	500,814	946,533
Iifl Holdings Ltd.	330,979	438,726
IL&FS Transportation Networks Ltd.	319,199	699,893
IL&FS Transportation Networks Ltd. rights (a)	86,184	46,082
Indian Hotels Co. Ltd.	458,814	547,321
Ipca Laboratories Ltd.	44,957	639,642
Jain Irrigation Systems Ltd. (a)	542,770	735,212
KPIT Cummins Infosystems Ltd. (a)	216,721	620,717
Lupin Ltd.	41,649	710,677
Mahindra Lifespace Developers Ltd.	54,660	359,370
Max India Ltd.	192,492	682,012
Prestige Estates Projects Ltd.	323,670	912,544
Punjab National Bank	85,796	1,145,004
Shriram Transport Finance Co. Ltd.	77,148	939,872
Tech Mahindra Ltd. (a)	33,674	1,022,893
Thermax Ltd. (a)	52,384	637,701
Tube Investments of India Ltd.	260,671	822,876
TOTAL INDIA		17,219,395
Indonesia - 2.3%
PT Astra Graphia Tbk	4,757,900	823,059
PT Hero Supermarket Tbk (a)	2,541,300	573,697
PT Tempo Scan Pacific Tbk	2,155,200	540,594
TOTAL INDONESIA		1,937,350
Common Stocks - continued
	Shares	Value
Israel - 0.6%
NICE Systems Ltd. sponsored ADR	11,400	$ 492,480
Kenya - 0.7%
East African Breweries Ltd.	167,900	565,391
Korea (South) - 14.8%
Binggrea Co. Ltd.	8,634	785,593
Daou Technology, Inc.	33,160	462,205
DGB Financial Group Co. Ltd.	57,250	867,256
DuzonBizon Co. Ltd.	50,610	597,659
E-Mart Co. Ltd.	4,723	1,078,916
JVM Co. Ltd. (a)	14,966	789,514
Kiwoom Securities Co. Ltd.	16,991	833,843
Korea Electric Terminal Co. Ltd.	11,880	500,223
KEPCO Plant Service & Engineering Co. Ltd.	22,758	1,480,338
KT Corp.	19,470	620,709
Leeno Industrial, Inc.	18,759	540,200
LG Corp.	7,380	410,754
LG Household & Health Care Ltd.	3,016	1,377,942
Samsung Fire & Marine Insurance Co. Ltd.	2,907	689,396
Shinsegae Food Co. Ltd.	9,753	776,955
TK Corp. (a)	40,749	802,674
TOTAL KOREA (SOUTH)		12,614,177
Malaysia - 2.6%
Oldtown Bhd	1,261,375	804,187
Top Glove Corp. Bhd	342,400	503,761
YTL Corp. Bhd	1,816,700	896,517
TOTAL MALAYSIA		2,204,465
Mexico - 3.2%
Banregio Grupo Financiero S.A.B. de CV	134,400	776,747
Bolsa Mexicana de Valores S.A.B. de CV	345,400	708,608
Consorcio ARA S.A.B. de CV (a)	1,171,400	514,842
Megacable Holdings S.A.B. de CV unit	174,600	692,514
TOTAL MEXICO		2,692,711
Philippines - 1.0%
Security Bank Corp.	306,448	825,674
Poland - 0.6%
Telekomunikacja Polska SA	158,100	539,942
Russia - 0.8%
Synergy Co. (a)	42,951	695,535
Common Stocks - continued
	Shares	Value
Singapore - 0.6%
Goodpack Ltd.	274,000	$ 524,527
South Africa - 3.7%
Adcorp Holdings Ltd.	215,400	656,142
African Bank Investments Ltd.	589,315	698,518
Astral Foods Ltd.	124,100	1,126,520
Zeder Investments Ltd.	1,655,964	689,428
TOTAL SOUTH AFRICA		3,170,608
Sri Lanka - 0.7%
John Keells Holdings Ltd.	334,083	608,633
Taiwan - 16.6%
ASPEED Tech, Inc.	56,000	484,527
Chicony Electronics Co. Ltd.	209,000	543,883
China Life Insurance Co. Ltd.	745,000	652,003
Chroma ATE, Inc.	415,000	1,068,953
Cleanaway Co. Ltd.	138,000	782,284
CTCI Corp.	454,000	725,425
Edison Opto Corp.	360,000	427,840
EPISTAR Corp.	244,000	533,046
Everlight Electronics Co. Ltd.	201,000	470,425
Formosa Optical Technology Co. Ltd.	191,000	652,169
GeoVision, Inc.	83,000	451,244
Kd Holding Corp.	130,000	754,173
King Slide Works Co. Ltd.	42,000	547,181
Lextar Electronics Corp.	418,000	408,085
MJC Probe, Inc.	299,000	733,487
Pacific Hospital Supply Co. Ltd.	305,700	790,459
President Chain Store Corp.	118,000	878,189
St.Shine Optical Co. Ltd.	23,000	487,212
Transcend Information, Inc.	136,000	449,043
Unified-President Enterprises Corp.	898,803	1,522,560
Wowprime Corp.	49,500	746,631
TOTAL TAIWAN		14,108,819
Thailand - 1.2%
Erawan Group Public Co. Ltd. (The)	4,209,800	496,954
Thai Union Frozen Products PCL (For. Reg.)	232,600	503,152
TOTAL THAILAND		1,000,106
Common Stocks - continued
	Shares	Value
Turkey - 0.9%
Enka Insaat ve Sanayi A/S	253,057	$ 767,003
TOTAL COMMON STOCKS (Cost $80,778,963)		83,205,077
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	2,392,514	2,392,514
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	405,350	405,350
TOTAL MONEY MARKET FUNDS (Cost $2,797,864)		2,797,864
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $83,576,827)		86,002,941
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,055,249)
NET ASSETS - 100%		$ 84,947,692
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601
Fidelity Securities Lending Cash Central Fund	19,591
Total	$ 20,192
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,289,896	$ 14,289,896	$ -	$ -
Consumer Staples	12,080,703	12,080,703	-	-
Energy	327,767	327,767	-	-
Financials	13,496,131	11,404,594	2,091,537	-
Health Care	6,531,560	5,181,241	1,350,319	-
Industrials	17,381,973	16,290,504	1,091,469	-
Information Technology	11,443,668	11,443,668	-	-
Materials	2,630,179	1,948,241	681,938	-
Telecommunication Services	1,754,742	1,134,033	620,709	-
Utilities	3,268,458	3,268,458	-	-
Money Market Funds	2,797,864	2,797,864	-	-
Total Investments in Securities:	$ 86,002,941	$ 80,166,969	$ 5,835,972	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,049,966
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $400,026) - See accompanying schedule: Unaffiliated issuers (cost $80,778,963)	$ 83,205,077
Fidelity Central Funds (cost $2,797,864)	2,797,864
Total Investments (cost $83,576,827)		$ 86,002,941
Receivable for investments sold		119,928
Receivable for fund shares sold		177,957
Dividends receivable		191,106
Distributions receivable from Fidelity Central Funds		3,061
Prepaid expenses		142
Other receivables		8,551
Total assets		86,503,686

Liabilities
Payable for investments purchased	$ 429,594
Payable for fund shares redeemed	194,991
Accrued management fee	61,696
Distribution and service plan fees payable	3,148
Other affiliated payables	19,062
Other payables and accrued expenses	442,153
Collateral on securities loaned, at value	405,350
Total liabilities		1,555,994

Net Assets		$ 84,947,692
Net Assets consist of:
Paid in capital		$ 87,215,622
Accumulated net investment loss		(129,796)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,211,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,073,224
Net Assets		$ 84,947,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,508,957 ÷ 380,212 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($1,810,089 ÷ 152,905 shares)	$ 11.84

Maximum offering price per share (100/96.50 of $11.84)	$ 12.27
Class C: Net Asset Value and offering price per share ($1,750,790 ÷ 149,156 shares)A	$ 11.74

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($76,558,563 ÷ 6,442,131 shares)	$ 11.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,293 ÷ 26,797 shares)	$ 11.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 621,138
Income from Fidelity Central Funds		20,192
Income before foreign taxes withheld		641,330
Less foreign taxes withheld		(56,104)
Total income		585,226

Expenses
Management fee	$ 391,525
Transfer agent fees	104,297
Distribution and service plan fees	20,138
Accounting and security lending fees	23,898
Custodian fees and expenses	83,298
Independent trustees' compensation	189
Registration fees	30,971
Audit	48,052
Legal	237
Miscellaneous	15,885
Total expenses before reductions	718,490
Expense reductions	(31,528)	686,962
Net investment income (loss)		(101,736)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,808,674)
Foreign currency transactions	(98,656)
Total net realized gain (loss)		(2,907,330)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $133,337)	253,981
Assets and liabilities in foreign currencies	591
Total change in net unrealized appreciation (depreciation)		254,572
Net gain (loss)		(2,652,758)
Net increase (decrease) in net assets resulting from operations		$ (2,754,494)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (101,736)	$ 931,481
Net realized gain (loss)	(2,907,330)	2,316,300
Change in net unrealized appreciation (depreciation)	254,572	(864,876)
Net increase (decrease) in net assets resulting from operations	(2,754,494)	2,382,905
Distributions to shareholders from net investment income	(676,480)	(286,293)
Distributions to shareholders from net realized gain	(2,520,609)	(914,866)
Total distributions	(3,197,089)	(1,201,159)
Share transactions - net increase (decrease)	(15,992,116)	59,689,170
Redemption fees	22,859	191,734
Total increase (decrease) in net assets	(21,920,840)	61,062,650

Net Assets
Beginning of period	106,868,532	45,805,882
End of period (including accumulated net investment loss of $129,796 and undistributed net investment income of $648,420, respectively)	$ 84,947,692	$ 106,868,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.08	.12
Net realized and unrealized gain (loss)	(.24)	.75	1.76
Total from investment operations	(.27)	.83	1.88
Distributions from net investment income	(.06)	(.04)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.36)	(.25) K	(.01)
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.86	$ 12.49	$ 11.89
Total Return B,C,D	(2.25)%	7.20%	19.00%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.87%	3.49%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%
Expenses net of all reductions	1.70% A	1.64%	1.64%
Net investment income (loss)	(.43)% A	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,509	$ 5,065	$ 1,671
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.10
Net realized and unrealized gain (loss)	(.24)	.74	1.75
Total from investment operations	(.28)	.79	1.85
Distributions from net investment income	(.02)	(.03)	- J
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.32)	(.24) K	- J
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.84	$ 12.44	$ 11.87
Total Return B,C,D	(2.34)%	6.87%	18.75%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.19%	3.77%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%
Expenses net of all reductions	1.95% A	1.89%	1.89%
Net investment income (loss)	(.68)% A	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,810	$ 1,914	$ 1,700
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.02)	.04
Net realized and unrealized gain (loss)	(.24)	.74	1.76
Total from investment operations	(.31)	.72	1.80
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.30)	(.21)	-
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.74	$ 12.35	$ 11.82
Total Return B,C,D	(2.58)%	6.32%	18.20%
Ratios to Average Net Assets F,I
Expenses before reductions	2.60% A	2.70%	4.32%
Expenses net of fee waivers, if any	2.45% A	2.45%	2.45%
Expenses net of all reductions	2.45% A	2.39%	2.39%
Net investment income (loss)	(1.18)% A	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751	$ 2,082	$ 1,474
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.15
Net realized and unrealized gain (loss)	(.24)	.74	1.76
Total from investment operations	(.25)	.85	1.91
Distributions from net investment income	(.09)	(.07)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.39)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.02	.02
Net asset value, end of period	$ 11.88	$ 12.52	$ 11.92
Total Return B,C	(2.11)%	7.37%	19.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.51% A	1.57%	3.02%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.39%	1.39%
Net investment income (loss)	(.18)% A	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,559	$ 96,731	$ 39,135
Portfolio turnover rate F	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.15
Net realized and unrealized gain (loss)	(.24)	.75	1.76
Total from investment operations	(.25)	.86	1.91
Distributions from net investment income	(.06)	(.07)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.36)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.02	.02
Net asset value, end of period	$ 11.92	$ 12.53	$ 11.92
Total Return B,C	(2.10)%	7.45%	19.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.57% A	1.60%	3.21%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.39%	1.39%
Net investment income (loss)	(.18)% A	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 1,076	$ 1,825
Portfolio turnover rate F	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,110,510
Gross unrealized depreciation	(5,115,253)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,995,257

Tax cost	$ 84,007,684

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,250,677 and $64,426,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,894	$ 2,002
Class T	.25%	.25%	4,364	1,150
Class C	.75%	.25%	9,880	4,455
			$ 20,138	$ 7,607

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,326
Class T	545
Class C*	1,806
$ 3,677

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,215.31
Class T	2,926.34
Class C	3,084.31
Emerging Markets Discovery	90,177.22
Institutional Class	895.26
	$ 104,297

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $57 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,591. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 3,314
Class T	1.95%	1,476
Class C	2.45%	1,447
Emerging Markets Discovery	1.45%	23,327
Institutional Class	1.45%	398
		$ 29,962

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,566.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 23,688	$ 7,274
Class T	2,475	5,643
Class C	-	1,195
Emerging Markets Discovery	646,254	259,277
Institutional Class	4,063	12,904
Total	$ 676,480	$ 286,293
From net realized gain
Class A	$ 122,525	$ 33,559
Class T	43,668	33,691
Class C	51,356	30,324
Emerging Markets Discovery	2,280,897	778,518
Institutional Class	22,163	38,774
Total	$ 2,520,609	$ 914,866

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	83,530	646,803	$ 986,688	$ 8,039,936
Reinvestment of distributions	10,958	3,013	133,251	36,310
Shares redeemed	(119,917)	(384,660)	(1,409,035)	(4,712,072)
Net increase (decrease)	(25,429)	265,156	$ (289,096)	$ 3,364,174
Class T
Shares sold	27,340	157,097	$ 320,765	$ 1,931,892
Reinvestment of distributions	3,566	3,232	43,325	38,882
Shares redeemed	(31,884)	(149,702)	(378,271)	(1,831,906)
Net increase (decrease)	(978)	10,627	$ (14,181)	$ 138,868
Class C
Shares sold	29,419	428,945	$ 345,245	$ 5,224,843
Reinvestment of distributions	4,241	2,629	51,185	31,519
Shares redeemed	(53,065)	(387,768)	(614,487)	(4,776,955)
Net increase (decrease)	(19,405)	43,806	$ (218,057)	$ 479,407

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Emerging Markets Discovery
Shares sold	1,392,709	12,245,350	$ 16,470,868	$ 152,132,821
Reinvestment of distributions	205,996	72,226	2,506,974	871,750
Shares redeemed	(2,880,409)	(7,876,995)	(33,751,986)	(96,541,547)
Net increase (decrease)	(1,281,704)	4,440,581	$ (14,774,144)	$ 56,463,024
Institutional Class
Shares sold	6,243	231,788	$ 74,200	$ 2,857,278
Reinvestment of distributions	824	3,612	10,052	43,597
Shares redeemed	(66,194)	(302,585)	(780,890)	(3,657,178)
Net increase (decrease)	(59,127)	(67,185)	$ (696,638)	$ (756,303)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMD-USAN-0614
1.931252.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is
a class of Fidelity®
Emerging Markets
Discovery Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.70%
Actual		$ 1,000.00	$ 977.50	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 976.60	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 974.20	$ 11.99
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 978.90	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 979.00	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Unified-President Enterprises Corp. (Taiwan, Food Products)	1.8	1.4
KEPCO Plant Service & Engineering Co. Ltd. (Korea (South), Commercial Services & Supplies)	1.7	1.3
Yue Yuen Industrial (Holdings) Ltd. (Bermuda, Textiles, Apparel & Luxury Goods)	1.7	1.2
Compania Cervecerias Unidas SA sponsored ADR (Chile, Beverages)	1.7	1.4
LG Household & Health Care Ltd. (Korea (South), Household Products)	1.6	1.4
	8.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	19.2
Consumer Discretionary	16.8	15.1
Financials	15.9	25.8
Consumer Staples	14.2	16.9
Information Technology	13.4	5.0
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	20.3	13.3
Taiwan	16.6	11.8
Korea (South)	14.8	9.9
Cayman Islands	10.7	6.9
Bermuda	5.8	6.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 97.9%	Stocks 97.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.7%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bermuda - 5.8%
Man Wah Holdings Ltd.	264,400	$ 433,110
Texwinca Holdings Ltd.	1,198,000	1,287,167
Vtech Holdings Ltd.	45,600	629,335
Wilson Sons Ltd. unit	81,055	1,181,427
Yue Yuen Industrial (Holdings) Ltd.	459,000	1,417,918
TOTAL BERMUDA		4,948,957
Brazil - 2.4%
BHG SA (Brazil Hospitality Group) (a)	77,400	482,503
Fleury SA	131,200	880,257
Terna Participacoes SA unit	71,800	642,408
TOTAL BRAZIL		2,005,168
Cayman Islands - 10.7%
51job, Inc. sponsored ADR (a)	9,300	627,192
ENN Energy Holdings Ltd.	122,000	852,888
Ginko International Co. Ltd.	30,000	504,218
Goodbaby International Holdings Ltd.	1,076,000	589,840
Gourmet Master Co. Ltd.	161,000	1,304,951
Greatview Aseptic Pack Co. Ltd.	1,284,000	783,356
Hilong Holding Ltd.	629,000	327,767
Lifestyle International Holdings Ltd.	338,000	661,792
Mindray Medical International Ltd. sponsored ADR (d)	16,100	532,266
NetEase.com, Inc. sponsored ADR	7,000	476,630
Samson Holding Ltd.	5,972,000	785,693
Silergy Corp.	48,000	397,805
SITC International Holdings Co. Ltd.	893,000	393,922
Springland International Holdings Ltd.	770,000	302,917
Tao Heung Holdings Ltd.	885,000	567,326
TOTAL CAYMAN ISLANDS		9,108,563
Chile - 5.4%
Aguas Andinas SA	1,421,003	876,645
Compania Cervecerias Unidas SA sponsored ADR	59,807	1,409,651
Embotelladora Andina SA sponsored ADR	31,353	759,370
Inversiones La Construccion SA	41,951	552,031
Quinenco SA	445,380	986,655
TOTAL CHILE		4,584,352
China - 1.8%
China Communications Services Corp. Ltd. (H Shares)	1,172,000	594,091
Common Stocks - continued
	Shares	Value
China - continued
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	464,000	$ 466,816
Tong Ren Tang Technologies Co. Ltd. (H Shares)	165,000	475,658
TOTAL CHINA		1,536,565
Hong Kong - 1.2%
Far East Horizon Ltd.	800,000	541,729
Techtronic Industries Co. Ltd.	161,000	512,927
TOTAL HONG KONG		1,054,656
India - 20.3%
CMC Ltd.	26,650	633,211
Container Corp. of India Ltd.	64,655	1,045,387
Credit Analysis & Research Ltd. (a)	70,384	918,849
Exide Industries Ltd.	349,293	693,490
Grasim Industries Ltd.	15,437	681,938
Havells India Ltd.	45,271	699,087
Hindalco Industries Ltd.	287,589	640,358
IDFC Ltd.	500,814	946,533
Iifl Holdings Ltd.	330,979	438,726
IL&FS Transportation Networks Ltd.	319,199	699,893
IL&FS Transportation Networks Ltd. rights (a)	86,184	46,082
Indian Hotels Co. Ltd.	458,814	547,321
Ipca Laboratories Ltd.	44,957	639,642
Jain Irrigation Systems Ltd. (a)	542,770	735,212
KPIT Cummins Infosystems Ltd. (a)	216,721	620,717
Lupin Ltd.	41,649	710,677
Mahindra Lifespace Developers Ltd.	54,660	359,370
Max India Ltd.	192,492	682,012
Prestige Estates Projects Ltd.	323,670	912,544
Punjab National Bank	85,796	1,145,004
Shriram Transport Finance Co. Ltd.	77,148	939,872
Tech Mahindra Ltd. (a)	33,674	1,022,893
Thermax Ltd. (a)	52,384	637,701
Tube Investments of India Ltd.	260,671	822,876
TOTAL INDIA		17,219,395
Indonesia - 2.3%
PT Astra Graphia Tbk	4,757,900	823,059
PT Hero Supermarket Tbk (a)	2,541,300	573,697
PT Tempo Scan Pacific Tbk	2,155,200	540,594
TOTAL INDONESIA		1,937,350
Common Stocks - continued
	Shares	Value
Israel - 0.6%
NICE Systems Ltd. sponsored ADR	11,400	$ 492,480
Kenya - 0.7%
East African Breweries Ltd.	167,900	565,391
Korea (South) - 14.8%
Binggrea Co. Ltd.	8,634	785,593
Daou Technology, Inc.	33,160	462,205
DGB Financial Group Co. Ltd.	57,250	867,256
DuzonBizon Co. Ltd.	50,610	597,659
E-Mart Co. Ltd.	4,723	1,078,916
JVM Co. Ltd. (a)	14,966	789,514
Kiwoom Securities Co. Ltd.	16,991	833,843
Korea Electric Terminal Co. Ltd.	11,880	500,223
KEPCO Plant Service & Engineering Co. Ltd.	22,758	1,480,338
KT Corp.	19,470	620,709
Leeno Industrial, Inc.	18,759	540,200
LG Corp.	7,380	410,754
LG Household & Health Care Ltd.	3,016	1,377,942
Samsung Fire & Marine Insurance Co. Ltd.	2,907	689,396
Shinsegae Food Co. Ltd.	9,753	776,955
TK Corp. (a)	40,749	802,674
TOTAL KOREA (SOUTH)		12,614,177
Malaysia - 2.6%
Oldtown Bhd	1,261,375	804,187
Top Glove Corp. Bhd	342,400	503,761
YTL Corp. Bhd	1,816,700	896,517
TOTAL MALAYSIA		2,204,465
Mexico - 3.2%
Banregio Grupo Financiero S.A.B. de CV	134,400	776,747
Bolsa Mexicana de Valores S.A.B. de CV	345,400	708,608
Consorcio ARA S.A.B. de CV (a)	1,171,400	514,842
Megacable Holdings S.A.B. de CV unit	174,600	692,514
TOTAL MEXICO		2,692,711
Philippines - 1.0%
Security Bank Corp.	306,448	825,674
Poland - 0.6%
Telekomunikacja Polska SA	158,100	539,942
Russia - 0.8%
Synergy Co. (a)	42,951	695,535
Common Stocks - continued
	Shares	Value
Singapore - 0.6%
Goodpack Ltd.	274,000	$ 524,527
South Africa - 3.7%
Adcorp Holdings Ltd.	215,400	656,142
African Bank Investments Ltd.	589,315	698,518
Astral Foods Ltd.	124,100	1,126,520
Zeder Investments Ltd.	1,655,964	689,428
TOTAL SOUTH AFRICA		3,170,608
Sri Lanka - 0.7%
John Keells Holdings Ltd.	334,083	608,633
Taiwan - 16.6%
ASPEED Tech, Inc.	56,000	484,527
Chicony Electronics Co. Ltd.	209,000	543,883
China Life Insurance Co. Ltd.	745,000	652,003
Chroma ATE, Inc.	415,000	1,068,953
Cleanaway Co. Ltd.	138,000	782,284
CTCI Corp.	454,000	725,425
Edison Opto Corp.	360,000	427,840
EPISTAR Corp.	244,000	533,046
Everlight Electronics Co. Ltd.	201,000	470,425
Formosa Optical Technology Co. Ltd.	191,000	652,169
GeoVision, Inc.	83,000	451,244
Kd Holding Corp.	130,000	754,173
King Slide Works Co. Ltd.	42,000	547,181
Lextar Electronics Corp.	418,000	408,085
MJC Probe, Inc.	299,000	733,487
Pacific Hospital Supply Co. Ltd.	305,700	790,459
President Chain Store Corp.	118,000	878,189
St.Shine Optical Co. Ltd.	23,000	487,212
Transcend Information, Inc.	136,000	449,043
Unified-President Enterprises Corp.	898,803	1,522,560
Wowprime Corp.	49,500	746,631
TOTAL TAIWAN		14,108,819
Thailand - 1.2%
Erawan Group Public Co. Ltd. (The)	4,209,800	496,954
Thai Union Frozen Products PCL (For. Reg.)	232,600	503,152
TOTAL THAILAND		1,000,106
Common Stocks - continued
	Shares	Value
Turkey - 0.9%
Enka Insaat ve Sanayi A/S	253,057	$ 767,003
TOTAL COMMON STOCKS (Cost $80,778,963)		83,205,077
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	2,392,514	2,392,514
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	405,350	405,350
TOTAL MONEY MARKET FUNDS (Cost $2,797,864)		2,797,864
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $83,576,827)		86,002,941
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,055,249)
NET ASSETS - 100%		$ 84,947,692
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601
Fidelity Securities Lending Cash Central Fund	19,591
Total	$ 20,192
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,289,896	$ 14,289,896	$ -	$ -
Consumer Staples	12,080,703	12,080,703	-	-
Energy	327,767	327,767	-	-
Financials	13,496,131	11,404,594	2,091,537	-
Health Care	6,531,560	5,181,241	1,350,319	-
Industrials	17,381,973	16,290,504	1,091,469	-
Information Technology	11,443,668	11,443,668	-	-
Materials	2,630,179	1,948,241	681,938	-
Telecommunication Services	1,754,742	1,134,033	620,709	-
Utilities	3,268,458	3,268,458	-	-
Money Market Funds	2,797,864	2,797,864	-	-
Total Investments in Securities:	$ 86,002,941	$ 80,166,969	$ 5,835,972	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,049,966
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $400,026) - See accompanying schedule: Unaffiliated issuers (cost $80,778,963)	$ 83,205,077
Fidelity Central Funds (cost $2,797,864)	2,797,864
Total Investments (cost $83,576,827)		$ 86,002,941
Receivable for investments sold		119,928
Receivable for fund shares sold		177,957
Dividends receivable		191,106
Distributions receivable from Fidelity Central Funds		3,061
Prepaid expenses		142
Other receivables		8,551
Total assets		86,503,686

Liabilities
Payable for investments purchased	$ 429,594
Payable for fund shares redeemed	194,991
Accrued management fee	61,696
Distribution and service plan fees payable	3,148
Other affiliated payables	19,062
Other payables and accrued expenses	442,153
Collateral on securities loaned, at value	405,350
Total liabilities		1,555,994

Net Assets		$ 84,947,692
Net Assets consist of:
Paid in capital		$ 87,215,622
Accumulated net investment loss		(129,796)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,211,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,073,224
Net Assets		$ 84,947,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,508,957 ÷ 380,212 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($1,810,089 ÷ 152,905 shares)	$ 11.84

Maximum offering price per share (100/96.50 of $11.84)	$ 12.27
Class C: Net Asset Value and offering price per share ($1,750,790 ÷ 149,156 shares)A	$ 11.74

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($76,558,563 ÷ 6,442,131 shares)	$ 11.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,293 ÷ 26,797 shares)	$ 11.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 621,138
Income from Fidelity Central Funds		20,192
Income before foreign taxes withheld		641,330
Less foreign taxes withheld		(56,104)
Total income		585,226

Expenses
Management fee	$ 391,525
Transfer agent fees	104,297
Distribution and service plan fees	20,138
Accounting and security lending fees	23,898
Custodian fees and expenses	83,298
Independent trustees' compensation	189
Registration fees	30,971
Audit	48,052
Legal	237
Miscellaneous	15,885
Total expenses before reductions	718,490
Expense reductions	(31,528)	686,962
Net investment income (loss)		(101,736)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,808,674)
Foreign currency transactions	(98,656)
Total net realized gain (loss)		(2,907,330)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $133,337)	253,981
Assets and liabilities in foreign currencies	591
Total change in net unrealized appreciation (depreciation)		254,572
Net gain (loss)		(2,652,758)
Net increase (decrease) in net assets resulting from operations		$ (2,754,494)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (101,736)	$ 931,481
Net realized gain (loss)	(2,907,330)	2,316,300
Change in net unrealized appreciation (depreciation)	254,572	(864,876)
Net increase (decrease) in net assets resulting from operations	(2,754,494)	2,382,905
Distributions to shareholders from net investment income	(676,480)	(286,293)
Distributions to shareholders from net realized gain	(2,520,609)	(914,866)
Total distributions	(3,197,089)	(1,201,159)
Share transactions - net increase (decrease)	(15,992,116)	59,689,170
Redemption fees	22,859	191,734
Total increase (decrease) in net assets	(21,920,840)	61,062,650

Net Assets
Beginning of period	106,868,532	45,805,882
End of period (including accumulated net investment loss of $129,796 and undistributed net investment income of $648,420, respectively)	$ 84,947,692	$ 106,868,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.08	.12
Net realized and unrealized gain (loss)	(.24)	.75	1.76
Total from investment operations	(.27)	.83	1.88
Distributions from net investment income	(.06)	(.04)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.36)	(.25) K	(.01)
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.86	$ 12.49	$ 11.89
Total Return B,C,D	(2.25)%	7.20%	19.00%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.87%	3.49%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%
Expenses net of all reductions	1.70% A	1.64%	1.64%
Net investment income (loss)	(.43)% A	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,509	$ 5,065	$ 1,671
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.10
Net realized and unrealized gain (loss)	(.24)	.74	1.75
Total from investment operations	(.28)	.79	1.85
Distributions from net investment income	(.02)	(.03)	- J
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.32)	(.24) K	- J
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.84	$ 12.44	$ 11.87
Total Return B,C,D	(2.34)%	6.87%	18.75%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.19%	3.77%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%
Expenses net of all reductions	1.95% A	1.89%	1.89%
Net investment income (loss)	(.68)% A	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,810	$ 1,914	$ 1,700
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.02)	.04
Net realized and unrealized gain (loss)	(.24)	.74	1.76
Total from investment operations	(.31)	.72	1.80
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.30)	(.21)	-
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.74	$ 12.35	$ 11.82
Total Return B,C,D	(2.58)%	6.32%	18.20%
Ratios to Average Net Assets F,I
Expenses before reductions	2.60% A	2.70%	4.32%
Expenses net of fee waivers, if any	2.45% A	2.45%	2.45%
Expenses net of all reductions	2.45% A	2.39%	2.39%
Net investment income (loss)	(1.18)% A	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751	$ 2,082	$ 1,474
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.15
Net realized and unrealized gain (loss)	(.24)	.74	1.76
Total from investment operations	(.25)	.85	1.91
Distributions from net investment income	(.09)	(.07)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.39)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.02	.02
Net asset value, end of period	$ 11.88	$ 12.52	$ 11.92
Total Return B,C	(2.11)%	7.37%	19.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.51% A	1.57%	3.02%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.39%	1.39%
Net investment income (loss)	(.18)% A	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,559	$ 96,731	$ 39,135
Portfolio turnover rate F	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.15
Net realized and unrealized gain (loss)	(.24)	.75	1.76
Total from investment operations	(.25)	.86	1.91
Distributions from net investment income	(.06)	(.07)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.36)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.02	.02
Net asset value, end of period	$ 11.92	$ 12.53	$ 11.92
Total Return B,C	(2.10)%	7.45%	19.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.57% A	1.60%	3.21%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.39%	1.39%
Net investment income (loss)	(.18)% A	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 1,076	$ 1,825
Portfolio turnover rate F	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,110,510
Gross unrealized depreciation	(5,115,253)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,995,257

Tax cost	$ 84,007,684

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,250,677 and $64,426,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,894	$ 2,002
Class T	.25%	.25%	4,364	1,150
Class C	.75%	.25%	9,880	4,455
			$ 20,138	$ 7,607

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,326
Class T	545
Class C*	1,806
$ 3,677

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,215.31
Class T	2,926.34
Class C	3,084.31
Emerging Markets Discovery	90,177.22
Institutional Class	895.26
	$ 104,297

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $57 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,591. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 3,314
Class T	1.95%	1,476
Class C	2.45%	1,447
Emerging Markets Discovery	1.45%	23,327
Institutional Class	1.45%	398
		$ 29,962

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,566.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 23,688	$ 7,274
Class T	2,475	5,643
Class C	-	1,195
Emerging Markets Discovery	646,254	259,277
Institutional Class	4,063	12,904
Total	$ 676,480	$ 286,293
From net realized gain
Class A	$ 122,525	$ 33,559
Class T	43,668	33,691
Class C	51,356	30,324
Emerging Markets Discovery	2,280,897	778,518
Institutional Class	22,163	38,774
Total	$ 2,520,609	$ 914,866

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	83,530	646,803	$ 986,688	$ 8,039,936
Reinvestment of distributions	10,958	3,013	133,251	36,310
Shares redeemed	(119,917)	(384,660)	(1,409,035)	(4,712,072)
Net increase (decrease)	(25,429)	265,156	$ (289,096)	$ 3,364,174
Class T
Shares sold	27,340	157,097	$ 320,765	$ 1,931,892
Reinvestment of distributions	3,566	3,232	43,325	38,882
Shares redeemed	(31,884)	(149,702)	(378,271)	(1,831,906)
Net increase (decrease)	(978)	10,627	$ (14,181)	$ 138,868
Class C
Shares sold	29,419	428,945	$ 345,245	$ 5,224,843
Reinvestment of distributions	4,241	2,629	51,185	31,519
Shares redeemed	(53,065)	(387,768)	(614,487)	(4,776,955)
Net increase (decrease)	(19,405)	43,806	$ (218,057)	$ 479,407

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Emerging Markets Discovery
Shares sold	1,392,709	12,245,350	$ 16,470,868	$ 152,132,821
Reinvestment of distributions	205,996	72,226	2,506,974	871,750
Shares redeemed	(2,880,409)	(7,876,995)	(33,751,986)	(96,541,547)
Net increase (decrease)	(1,281,704)	4,440,581	$ (14,774,144)	$ 56,463,024
Institutional Class
Shares sold	6,243	231,788	$ 74,200	$ 2,857,278
Reinvestment of distributions	824	3,612	10,052	43,597
Shares redeemed	(66,194)	(302,585)	(780,890)	(3,657,178)
Net increase (decrease)	(59,127)	(67,185)	$ (696,638)	$ (756,303)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

AEMDI-USAN-0614
1.931245.102

Fidelity®

Emerging Markets Discovery

Fund
and Fidelity®

Total Emerging Markets

Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Fidelity® Emerging Markets Discovery Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Fidelity Total Emerging Markets Fund
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.70%
Actual		$ 1,000.00	$ 977.50	$ 8.34
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class T	1.95%
Actual		$ 1,000.00	$ 976.60	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 9.74
Class C	2.45%
Actual		$ 1,000.00	$ 974.20	$ 11.99
HypotheticalA		$ 1,000.00	$ 1,012.65	$ 12.23
Emerging Markets Discovery	1.45%
Actual		$ 1,000.00	$ 978.90	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Institutional Class	1.45%
Actual		$ 1,000.00	$ 979.00	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Unified-President Enterprises Corp. (Taiwan, Food Products)	1.8	1.4
KEPCO Plant Service & Engineering Co. Ltd. (Korea (South), Commercial Services & Supplies)	1.7	1.3
Yue Yuen Industrial (Holdings) Ltd. (Bermuda, Textiles, Apparel & Luxury Goods)	1.7	1.2
Compania Cervecerias Unidas SA sponsored ADR (Chile, Beverages)	1.7	1.4
LG Household & Health Care Ltd. (Korea (South), Household Products)	1.6	1.4
	8.5
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.6	19.2
Consumer Discretionary	16.8	15.1
Financials	15.9	25.8
Consumer Staples	14.2	16.9
Information Technology	13.4	5.0
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
India	20.3	13.3
Taiwan	16.6	11.8
Korea (South)	14.8	9.9
Cayman Islands	10.7	6.9
Bermuda	5.8	6.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks 97.9%	Stocks 97.3%
Short-Term Investments and Net Other Assets (Liabilities) 2.1%	Short-Term Investments and Net Other Assets (Liabilities) 2.7%

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bermuda - 5.8%
Man Wah Holdings Ltd.	264,400	$ 433,110
Texwinca Holdings Ltd.	1,198,000	1,287,167
Vtech Holdings Ltd.	45,600	629,335
Wilson Sons Ltd. unit	81,055	1,181,427
Yue Yuen Industrial (Holdings) Ltd.	459,000	1,417,918
TOTAL BERMUDA		4,948,957
Brazil - 2.4%
BHG SA (Brazil Hospitality Group) (a)	77,400	482,503
Fleury SA	131,200	880,257
Terna Participacoes SA unit	71,800	642,408
TOTAL BRAZIL		2,005,168
Cayman Islands - 10.7%
51job, Inc. sponsored ADR (a)	9,300	627,192
ENN Energy Holdings Ltd.	122,000	852,888
Ginko International Co. Ltd.	30,000	504,218
Goodbaby International Holdings Ltd.	1,076,000	589,840
Gourmet Master Co. Ltd.	161,000	1,304,951
Greatview Aseptic Pack Co. Ltd.	1,284,000	783,356
Hilong Holding Ltd.	629,000	327,767
Lifestyle International Holdings Ltd.	338,000	661,792
Mindray Medical International Ltd. sponsored ADR (d)	16,100	532,266
NetEase.com, Inc. sponsored ADR	7,000	476,630
Samson Holding Ltd.	5,972,000	785,693
Silergy Corp.	48,000	397,805
SITC International Holdings Co. Ltd.	893,000	393,922
Springland International Holdings Ltd.	770,000	302,917
Tao Heung Holdings Ltd.	885,000	567,326
TOTAL CAYMAN ISLANDS		9,108,563
Chile - 5.4%
Aguas Andinas SA	1,421,003	876,645
Compania Cervecerias Unidas SA sponsored ADR	59,807	1,409,651
Embotelladora Andina SA sponsored ADR	31,353	759,370
Inversiones La Construccion SA	41,951	552,031
Quinenco SA	445,380	986,655
TOTAL CHILE		4,584,352
China - 1.8%
China Communications Services Corp. Ltd. (H Shares)	1,172,000	594,091
Common Stocks - continued
	Shares	Value
China - continued
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	464,000	$ 466,816
Tong Ren Tang Technologies Co. Ltd. (H Shares)	165,000	475,658
TOTAL CHINA		1,536,565
Hong Kong - 1.2%
Far East Horizon Ltd.	800,000	541,729
Techtronic Industries Co. Ltd.	161,000	512,927
TOTAL HONG KONG		1,054,656
India - 20.3%
CMC Ltd.	26,650	633,211
Container Corp. of India Ltd.	64,655	1,045,387
Credit Analysis & Research Ltd. (a)	70,384	918,849
Exide Industries Ltd.	349,293	693,490
Grasim Industries Ltd.	15,437	681,938
Havells India Ltd.	45,271	699,087
Hindalco Industries Ltd.	287,589	640,358
IDFC Ltd.	500,814	946,533
Iifl Holdings Ltd.	330,979	438,726
IL&FS Transportation Networks Ltd.	319,199	699,893
IL&FS Transportation Networks Ltd. rights (a)	86,184	46,082
Indian Hotels Co. Ltd.	458,814	547,321
Ipca Laboratories Ltd.	44,957	639,642
Jain Irrigation Systems Ltd. (a)	542,770	735,212
KPIT Cummins Infosystems Ltd. (a)	216,721	620,717
Lupin Ltd.	41,649	710,677
Mahindra Lifespace Developers Ltd.	54,660	359,370
Max India Ltd.	192,492	682,012
Prestige Estates Projects Ltd.	323,670	912,544
Punjab National Bank	85,796	1,145,004
Shriram Transport Finance Co. Ltd.	77,148	939,872
Tech Mahindra Ltd. (a)	33,674	1,022,893
Thermax Ltd. (a)	52,384	637,701
Tube Investments of India Ltd.	260,671	822,876
TOTAL INDIA		17,219,395
Indonesia - 2.3%
PT Astra Graphia Tbk	4,757,900	823,059
PT Hero Supermarket Tbk (a)	2,541,300	573,697
PT Tempo Scan Pacific Tbk	2,155,200	540,594
TOTAL INDONESIA		1,937,350
Common Stocks - continued
	Shares	Value
Israel - 0.6%
NICE Systems Ltd. sponsored ADR	11,400	$ 492,480
Kenya - 0.7%
East African Breweries Ltd.	167,900	565,391
Korea (South) - 14.8%
Binggrea Co. Ltd.	8,634	785,593
Daou Technology, Inc.	33,160	462,205
DGB Financial Group Co. Ltd.	57,250	867,256
DuzonBizon Co. Ltd.	50,610	597,659
E-Mart Co. Ltd.	4,723	1,078,916
JVM Co. Ltd. (a)	14,966	789,514
Kiwoom Securities Co. Ltd.	16,991	833,843
Korea Electric Terminal Co. Ltd.	11,880	500,223
KEPCO Plant Service & Engineering Co. Ltd.	22,758	1,480,338
KT Corp.	19,470	620,709
Leeno Industrial, Inc.	18,759	540,200
LG Corp.	7,380	410,754
LG Household & Health Care Ltd.	3,016	1,377,942
Samsung Fire & Marine Insurance Co. Ltd.	2,907	689,396
Shinsegae Food Co. Ltd.	9,753	776,955
TK Corp. (a)	40,749	802,674
TOTAL KOREA (SOUTH)		12,614,177
Malaysia - 2.6%
Oldtown Bhd	1,261,375	804,187
Top Glove Corp. Bhd	342,400	503,761
YTL Corp. Bhd	1,816,700	896,517
TOTAL MALAYSIA		2,204,465
Mexico - 3.2%
Banregio Grupo Financiero S.A.B. de CV	134,400	776,747
Bolsa Mexicana de Valores S.A.B. de CV	345,400	708,608
Consorcio ARA S.A.B. de CV (a)	1,171,400	514,842
Megacable Holdings S.A.B. de CV unit	174,600	692,514
TOTAL MEXICO		2,692,711
Philippines - 1.0%
Security Bank Corp.	306,448	825,674
Poland - 0.6%
Telekomunikacja Polska SA	158,100	539,942
Russia - 0.8%
Synergy Co. (a)	42,951	695,535
Common Stocks - continued
	Shares	Value
Singapore - 0.6%
Goodpack Ltd.	274,000	$ 524,527
South Africa - 3.7%
Adcorp Holdings Ltd.	215,400	656,142
African Bank Investments Ltd.	589,315	698,518
Astral Foods Ltd.	124,100	1,126,520
Zeder Investments Ltd.	1,655,964	689,428
TOTAL SOUTH AFRICA		3,170,608
Sri Lanka - 0.7%
John Keells Holdings Ltd.	334,083	608,633
Taiwan - 16.6%
ASPEED Tech, Inc.	56,000	484,527
Chicony Electronics Co. Ltd.	209,000	543,883
China Life Insurance Co. Ltd.	745,000	652,003
Chroma ATE, Inc.	415,000	1,068,953
Cleanaway Co. Ltd.	138,000	782,284
CTCI Corp.	454,000	725,425
Edison Opto Corp.	360,000	427,840
EPISTAR Corp.	244,000	533,046
Everlight Electronics Co. Ltd.	201,000	470,425
Formosa Optical Technology Co. Ltd.	191,000	652,169
GeoVision, Inc.	83,000	451,244
Kd Holding Corp.	130,000	754,173
King Slide Works Co. Ltd.	42,000	547,181
Lextar Electronics Corp.	418,000	408,085
MJC Probe, Inc.	299,000	733,487
Pacific Hospital Supply Co. Ltd.	305,700	790,459
President Chain Store Corp.	118,000	878,189
St.Shine Optical Co. Ltd.	23,000	487,212
Transcend Information, Inc.	136,000	449,043
Unified-President Enterprises Corp.	898,803	1,522,560
Wowprime Corp.	49,500	746,631
TOTAL TAIWAN		14,108,819
Thailand - 1.2%
Erawan Group Public Co. Ltd. (The)	4,209,800	496,954
Thai Union Frozen Products PCL (For. Reg.)	232,600	503,152
TOTAL THAILAND		1,000,106
Common Stocks - continued
	Shares	Value
Turkey - 0.9%
Enka Insaat ve Sanayi A/S	253,057	$ 767,003
TOTAL COMMON STOCKS (Cost $80,778,963)		83,205,077
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	2,392,514	2,392,514
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	405,350	405,350
TOTAL MONEY MARKET FUNDS (Cost $2,797,864)		2,797,864
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $83,576,827)		86,002,941
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(1,055,249)
NET ASSETS - 100%		$ 84,947,692
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601
Fidelity Securities Lending Cash Central Fund	19,591
Total	$ 20,192
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,289,896	$ 14,289,896	$ -	$ -
Consumer Staples	12,080,703	12,080,703	-	-
Energy	327,767	327,767	-	-
Financials	13,496,131	11,404,594	2,091,537	-
Health Care	6,531,560	5,181,241	1,350,319	-
Industrials	17,381,973	16,290,504	1,091,469	-
Information Technology	11,443,668	11,443,668	-	-
Materials	2,630,179	1,948,241	681,938	-
Telecommunication Services	1,754,742	1,134,033	620,709	-
Utilities	3,268,458	3,268,458	-	-
Money Market Funds	2,797,864	2,797,864	-	-
Total Investments in Securities:	$ 86,002,941	$ 80,166,969	$ 5,835,972	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 2,049,966
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $400,026) - See accompanying schedule: Unaffiliated issuers (cost $80,778,963)	$ 83,205,077
Fidelity Central Funds (cost $2,797,864)	2,797,864
Total Investments (cost $83,576,827)		$ 86,002,941
Receivable for investments sold		119,928
Receivable for fund shares sold		177,957
Dividends receivable		191,106
Distributions receivable from Fidelity Central Funds		3,061
Prepaid expenses		142
Other receivables		8,551
Total assets		86,503,686

Liabilities
Payable for investments purchased	$ 429,594
Payable for fund shares redeemed	194,991
Accrued management fee	61,696
Distribution and service plan fees payable	3,148
Other affiliated payables	19,062
Other payables and accrued expenses	442,153
Collateral on securities loaned, at value	405,350
Total liabilities		1,555,994

Net Assets		$ 84,947,692
Net Assets consist of:
Paid in capital		$ 87,215,622
Accumulated net investment loss		(129,796)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,211,358)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,073,224
Net Assets		$ 84,947,692

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,508,957 ÷ 380,212 shares)	$ 11.86

Maximum offering price per share (100/94.25 of $11.86)	$ 12.58
Class T: Net Asset Value and redemption price per share ($1,810,089 ÷ 152,905 shares)	$ 11.84

Maximum offering price per share (100/96.50 of $11.84)	$ 12.27
Class C: Net Asset Value and offering price per share ($1,750,790 ÷ 149,156 shares)A	$ 11.74

Emerging Markets Discovery: Net Asset Value, offering price and redemption price per share ($76,558,563 ÷ 6,442,131 shares)	$ 11.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($319,293 ÷ 26,797 shares)	$ 11.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 621,138
Income from Fidelity Central Funds		20,192
Income before foreign taxes withheld		641,330
Less foreign taxes withheld		(56,104)
Total income		585,226

Expenses
Management fee	$ 391,525
Transfer agent fees	104,297
Distribution and service plan fees	20,138
Accounting and security lending fees	23,898
Custodian fees and expenses	83,298
Independent trustees' compensation	189
Registration fees	30,971
Audit	48,052
Legal	237
Miscellaneous	15,885
Total expenses before reductions	718,490
Expense reductions	(31,528)	686,962
Net investment income (loss)		(101,736)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,808,674)
Foreign currency transactions	(98,656)
Total net realized gain (loss)		(2,907,330)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $133,337)	253,981
Assets and liabilities in foreign currencies	591
Total change in net unrealized appreciation (depreciation)		254,572
Net gain (loss)		(2,652,758)
Net increase (decrease) in net assets resulting from operations		$ (2,754,494)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (101,736)	$ 931,481
Net realized gain (loss)	(2,907,330)	2,316,300
Change in net unrealized appreciation (depreciation)	254,572	(864,876)
Net increase (decrease) in net assets resulting from operations	(2,754,494)	2,382,905
Distributions to shareholders from net investment income	(676,480)	(286,293)
Distributions to shareholders from net realized gain	(2,520,609)	(914,866)
Total distributions	(3,197,089)	(1,201,159)
Share transactions - net increase (decrease)	(15,992,116)	59,689,170
Redemption fees	22,859	191,734
Total increase (decrease) in net assets	(21,920,840)	61,062,650

Net Assets
Beginning of period	106,868,532	45,805,882
End of period (including accumulated net investment loss of $129,796 and undistributed net investment income of $648,420, respectively)	$ 84,947,692	$ 106,868,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.89	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	.08	.12
Net realized and unrealized gain (loss)	(.24)	.75	1.76
Total from investment operations	(.27)	.83	1.88
Distributions from net investment income	(.06)	(.04)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.36)	(.25) K	(.01)
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.86	$ 12.49	$ 11.89
Total Return B,C,D	(2.25)%	7.20%	19.00%
Ratios to Average Net Assets F,I
Expenses before reductions	1.84% A	1.87%	3.49%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%
Expenses net of all reductions	1.70% A	1.64%	1.64%
Net investment income (loss)	(.43)% A	.62%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,509	$ 5,065	$ 1,671
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.25 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	.05	.10
Net realized and unrealized gain (loss)	(.24)	.74	1.75
Total from investment operations	(.28)	.79	1.85
Distributions from net investment income	(.02)	(.03)	- J
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.32)	(.24) K	- J
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.84	$ 12.44	$ 11.87
Total Return B,C,D	(2.34)%	6.87%	18.75%
Ratios to Average Net Assets F,I
Expenses before reductions	2.12% A	2.19%	3.77%
Expenses net of fee waivers, if any	1.95% A	1.95%	1.95%
Expenses net of all reductions	1.95% A	1.89%	1.89%
Net investment income (loss)	(.68)% A	.37%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,810	$ 1,914	$ 1,700
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.24 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.203 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.35	$ 11.82	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07)	(.02)	.04
Net realized and unrealized gain (loss)	(.24)	.74	1.76
Total from investment operations	(.31)	.72	1.80
Distributions from net investment income	-	(.01)	-
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.30)	(.21)	-
Redemption fees added to paid in capital E	- J	.02	.02
Net asset value, end of period	$ 11.74	$ 12.35	$ 11.82
Total Return B,C,D	(2.58)%	6.32%	18.20%
Ratios to Average Net Assets F,I
Expenses before reductions	2.60% A	2.70%	4.32%
Expenses net of fee waivers, if any	2.45% A	2.45%	2.45%
Expenses net of all reductions	2.45% A	2.39%	2.39%
Net investment income (loss)	(1.18)% A	(.13)%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,751	$ 2,082	$ 1,474
Portfolio turnover rate G	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets Discovery

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.52	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.15
Net realized and unrealized gain (loss)	(.24)	.74	1.76
Total from investment operations	(.25)	.85	1.91
Distributions from net investment income	(.09)	(.07)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.39)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.02	.02
Net asset value, end of period	$ 11.88	$ 12.52	$ 11.92
Total Return B,C	(2.11)%	7.37%	19.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.51% A	1.57%	3.02%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.39%	1.39%
Net investment income (loss)	(.18)% A	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 76,559	$ 96,731	$ 39,135
Portfolio turnover rate F	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.53	$ 11.92	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.11	.15
Net realized and unrealized gain (loss)	(.24)	.75	1.76
Total from investment operations	(.25)	.86	1.91
Distributions from net investment income	(.06)	(.07)	(.01)
Distributions from net realized gain	(.30)	(.20)	-
Total distributions	(.36)	(.27)	(.01)
Redemption fees added to paid in capital D	- I	.02	.02
Net asset value, end of period	$ 11.92	$ 12.53	$ 11.92
Total Return B,C	(2.10)%	7.45%	19.35%
Ratios to Average Net Assets E,H
Expenses before reductions	1.57% A	1.60%	3.21%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%
Expenses net of all reductions	1.45% A	1.39%	1.39%
Net investment income (loss)	(.18)% A	.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 319	$ 1,076	$ 1,825
Portfolio turnover rate F	101% A	179%	83%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 1, 2011 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Discovery Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Emerging Markets Discovery and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,110,510
Gross unrealized depreciation	(5,115,253)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,995,257

Tax cost	$ 84,007,684

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 2.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $46,250,677 and $64,426,614, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .85% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,894	$ 2,002
Class T	.25%	.25%	4,364	1,150
Class C	.75%	.25%	9,880	4,455
			$ 20,138	$ 7,607

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,326
Class T	545
Class C*	1,806
$ 3,677

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 7,215.31
Class T	2,926.34
Class C	3,084.31
Emerging Markets Discovery	90,177.22
Institutional Class	895.26
	$ 104,297

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $57 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $89 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

7. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $19,591. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.70%	$ 3,314
Class T	1.95%	1,476
Class C	2.45%	1,447
Emerging Markets Discovery	1.45%	23,327
Institutional Class	1.45%	398
		$ 29,962

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,566.

Semiannual Report

Fidelity Emerging Markets Discovery Fund

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 23,688	$ 7,274
Class T	2,475	5,643
Class C	-	1,195
Emerging Markets Discovery	646,254	259,277
Institutional Class	4,063	12,904
Total	$ 676,480	$ 286,293
From net realized gain
Class A	$ 122,525	$ 33,559
Class T	43,668	33,691
Class C	51,356	30,324
Emerging Markets Discovery	2,280,897	778,518
Institutional Class	22,163	38,774
Total	$ 2,520,609	$ 914,866

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	83,530	646,803	$ 986,688	$ 8,039,936
Reinvestment of distributions	10,958	3,013	133,251	36,310
Shares redeemed	(119,917)	(384,660)	(1,409,035)	(4,712,072)
Net increase (decrease)	(25,429)	265,156	$ (289,096)	$ 3,364,174
Class T
Shares sold	27,340	157,097	$ 320,765	$ 1,931,892
Reinvestment of distributions	3,566	3,232	43,325	38,882
Shares redeemed	(31,884)	(149,702)	(378,271)	(1,831,906)
Net increase (decrease)	(978)	10,627	$ (14,181)	$ 138,868
Class C
Shares sold	29,419	428,945	$ 345,245	$ 5,224,843
Reinvestment of distributions	4,241	2,629	51,185	31,519
Shares redeemed	(53,065)	(387,768)	(614,487)	(4,776,955)
Net increase (decrease)	(19,405)	43,806	$ (218,057)	$ 479,407

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Emerging Markets Discovery
Shares sold	1,392,709	12,245,350	$ 16,470,868	$ 152,132,821
Reinvestment of distributions	205,996	72,226	2,506,974	871,750
Shares redeemed	(2,880,409)	(7,876,995)	(33,751,986)	(96,541,547)
Net increase (decrease)	(1,281,704)	4,440,581	$ (14,774,144)	$ 56,463,024
Institutional Class
Shares sold	6,243	231,788	$ 74,200	$ 2,857,278
Reinvestment of distributions	824	3,612	10,052	43,597
Shares redeemed	(66,194)	(302,585)	(780,890)	(3,657,178)
Net increase (decrease)	(59,127)	(67,185)	$ (696,638)	$ (756,303)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 10% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.65%
Actual		$ 1,000.00	$ 999.90	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 999.20	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 997.00	$ 11.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,001.70	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,001.20	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.1	3.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6	2.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.7	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2	1.4
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	1.0	0.5
	9.6
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	21.9
Information Technology	12.5	12.5
Energy	11.9	11.4
Industrials	6.7	6.3
Materials	6.6	7.8
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	13.7	14.1
Brazil	7.9	7.8
Cayman Islands	6.5	6.8
Taiwan	5.5	5.5
India	5.2	5.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks and Equity Futures 70.1%	Stocks and Equity Futures 76.5%
Bonds 27.3%	Bonds 22.2%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.3%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.4%
	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA sponsored ADR	9,370	$ 126,120
YPF SA Class D sponsored ADR	770	21,914
TOTAL ARGENTINA		148,034
Austria - 0.5%
C.A.T. oil AG (Bearer)	10,431	218,519
Erste Group Bank AG	4,235	142,127
TOTAL AUSTRIA		360,646
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	14,541	83,720
Bermuda - 1.4%
Aquarius Platinum Ltd.:
rights 5/14/14 (a)	185,042	19,769
(Australia) (a)	92,521	33,092
BW Offshore Ltd.	134,844	176,032
Cosan Ltd. Class A	8,663	105,082
Golar LNG Ltd. (NASDAQ)	2,600	114,920
GP Investments Ltd. Class A (depositary receipt) (a)	76,222	126,481
Shangri-La Asia Ltd.	118,000	194,512
Yue Yuen Industrial (Holdings) Ltd.	76,500	236,320
TOTAL BERMUDA		1,006,208
Brazil - 3.2%
Anhanguera Educacional Participacoes SA	31,500	194,955
BM&F BOVESPA SA	41,200	210,642
BR Properties SA	21,980	175,564
Cosan SA Industria e Comercio	6,469	110,943
Estacio Participacoes SA	17,100	183,136
Fibria Celulose SA (a)	16,300	162,287
Light SA	9,864	78,744
Localiza Rent A Car SA	16,100	240,444
Mills Estruturas e Servicos de Engenharia SA	14,800	186,647
Minerva SA (a)	49,000	220,195
Smiles SA	12,400	234,959
T4F Entretenimento SA (a)	27,100	61,377
Ultrapar Participacoes SA	10,500	263,613
TOTAL BRAZIL		2,323,506
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	3,300	89,067
Common Stocks - continued
	Shares	Value
Canada - 0.6%
First Quantum Minerals Ltd.	5,200	$ 103,568
Goldcorp, Inc.	8,100	200,052
Pan American Silver Corp.	9,100	117,936
Torex Gold Resources, Inc. (a)	46,600	51,870
TOTAL CANADA		473,426
Cayman Islands - 5.5%
58.com, Inc. ADR	4,950	196,911
Anta Sports Products Ltd.	104,000	152,118
Anton Oilfield Services Group	102,000	67,492
Bitauto Holdings Ltd. ADR (a)	3,100	111,073
Bloomage BioTechnology Corp. Ltd.	17,500	47,063
China Liansu Group Holdings Ltd.	93,000	49,421
Cimc Enric Holdings Ltd.	94,000	136,036
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,434	306,498
GCL-Poly Energy Holdings Ltd. (a)	1,041,000	311,510
Greatview Aseptic Pack Co. Ltd.	353,000	215,362
Haitian International Holdings Ltd.	54,000	108,795
Hengan International Group Co. Ltd.	20,500	215,895
Hilong Holding Ltd.	260,000	135,484
On-Bright Electronics, Inc.	2,000	18,166
Silergy Corp.	6,000	49,726
SINA Corp. (a)	2,843	135,895
Tencent Holdings Ltd.	19,500	1,215,331
Tingyi (Cayman Islands) Holding Corp.	58,000	161,216
Uni-President China Holdings Ltd.	182,000	150,709
Xueda Education Group sponsored ADR	21,900	109,281
Yingde Gases Group Co. Ltd.	130,000	131,292
TOTAL CAYMAN ISLANDS		4,025,274
Chile - 1.1%
Banco Santander Chile	3,142,144	189,891
Embotelladora Andina SA ADR	1,700	32,844
Empresa Nacional de Electricidad SA	112,044	165,756
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,577	117,571
Inversiones La Construccion SA	11,137	146,551
Vina Concha y Toro SA	60,851	127,255
TOTAL CHILE		779,868
China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)	42,500	157,875
BBMG Corp. (H Shares)	175,000	123,018
China Communications Construction Co. Ltd. (H Shares)	235,000	153,677
Common Stocks - continued
	Shares	Value
China - continued
China Life Insurance Co. Ltd. (H Shares)	135,600	$ 352,771
China Longyuan Power Grid Corp. Ltd. (H Shares)	37,500	38,598
China Pacific Insurance Group Co. Ltd. (H Shares)	157,000	492,084
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	1,700	151,079
China Suntien Green Energy Corp. Ltd. (H Shares)	267,000	90,229
China Telecom Corp. Ltd. (H Shares)	622,057	318,238
Industrial & Commercial Bank of China Ltd. (H Shares)	1,438,000	859,231
Maanshan Iron & Steel Ltd. (H Shares) (a)	558,000	116,596
PICC Property & Casualty Co. Ltd. (H Shares)	197,900	260,873
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	32,560	240,852
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	88,500	98,854
TOTAL CHINA		3,453,975
Colombia - 0.3%
BanColombia SA sponsored ADR	3,971	226,069
Denmark - 1.0%
Auriga Industries A/S Series B (a)	3,681	136,156
Vestas Wind Systems A/S (a)	13,049	579,201
TOTAL DENMARK		715,357
France - 0.6%
Technip SA	3,829	430,816
Hong Kong - 0.8%
China Resources Power Holdings Co. Ltd.	28,791	72,414
China Unicom Ltd.	186,200	285,451
Far East Horizon Ltd.	221,000	149,653
Sinotruk Hong Kong Ltd.	190,000	100,723
TOTAL HONG KONG		608,241
India - 5.2%
Axis Bank Ltd.	21,329	538,937
Bharti Airtel Ltd.	42,518	231,253
Bharti Infratel Ltd. (a)	88,869	317,742
Coal India Ltd.	26,915	130,235
Eicher Motors Ltd.	1,777	182,701
Grasim Industries Ltd.	3,629	160,313
Hindalco Industries Ltd.	53,254	118,578
Indiabulls Real Estate Ltd.	99,707	102,823
ITC Ltd.	71,786	405,556
JK Cement Ltd.	16,915	63,675
Lupin Ltd.	11,847	202,151
Mundra Port and SEZ Ltd.	73,373	228,945
Common Stocks - continued
	Shares	Value
India - continued
Petronet LNG Ltd.	98,003	$ 235,279
Phoenix Mills Ltd. (a)	40,562	166,982
Power Grid Corp. of India Ltd.	83,004	145,599
SREI Infrastructure Finance Ltd.	313,747	174,261
State Bank of India	11,305	389,598
TOTAL INDIA		3,794,628
Indonesia - 1.6%
PT AKR Corporindo Tbk	246,200	101,576
PT Bakrieland Development Tbk (a)	19,207,200	83,065
PT Bank Rakyat Indonesia Tbk	361,900	309,892
PT Bank Tabungan Negara Tbk	1,117,700	111,659
PT Kalbe Farma Tbk	1,357,700	181,434
PT Lippo Karawaci Tbk	1,207,000	111,706
PT Telkomunikasi Indonesia Tbk:
Series B	112,100	22,033
sponsored ADR	6,160	244,552
TOTAL INDONESIA		1,165,917
Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	74,400	134,804
Kenya - 0.2%
Equity Bank Ltd.	349,500	153,642
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	657	339,597
Daewoo International Corp.	13,656	479,170
Daou Technology, Inc.	5,880	81,959
E-Mart Co. Ltd.	1,535	350,654
GS Retail Co. Ltd.	7,940	220,577
Hana Financial Group, Inc.	14,920	524,966
Hankook Shell Oil Co. Ltd.	196	88,789
Hyundai Industrial Development & Construction Co.	6,250	178,770
Hyundai Mobis	1,248	356,365
KB Financial Group, Inc.	10,490	358,920
Korea Electric Power Corp.	6,357	243,106
KEPCO Plant Service & Engineering Co. Ltd.	2,367	153,966
Korea Zinc Co. Ltd.	449	147,986
Korean Reinsurance Co.	20,138	198,827
KT&G Corp.	3,246	260,158
LG Chemical Ltd.	1,314	334,510
LG Corp.	3,541	197,084
Naver Corp.	815	582,200
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Oci Co. Ltd.	1,041	$ 182,384
Samsung C&T Corp.	4,134	259,300
Samsung Electronics Co. Ltd.	1,766	2,295,740
Seoul Semiconductor Co. Ltd.	3,376	135,452
Shinhan Financial Group Co. Ltd.	11,720	511,659
SK Hynix, Inc. (a)	1,820	70,732
SK Telecom Co. Ltd. sponsored ADR	7,785	179,756
TOTAL KOREA (SOUTH)		8,732,627
Malaysia - 0.1%
Petronas Dagangan Bhd	10,000	92,874
Mexico - 3.5%
America Movil S.A.B. de CV Series L sponsored ADR	20,043	402,463
CEMEX S.A.B. de CV sponsored ADR	20,108	254,165
El Puerto de Liverpool S.A.B. de CV Class C	18,400	189,489
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,350	304,080
Gruma S.A.B. de CV Series B (a)	19,000	167,856
Grupo Comercial Chedraui S.A.B. de CV	54,600	166,311
Grupo Financiero Banorte S.A.B. de CV Series O	58,700	389,142
Grupo Televisa SA de CV (CPO) sponsored ADR	17,400	570,894
Macquarie Mexican (REIT)	51,000	96,833
TOTAL MEXICO		2,541,233
Netherlands - 0.1%
SBM Offshore NV (a)	4,500	82,190
Nigeria - 1.2%
Guaranty Trust Bank PLC	476,380	77,781
Guaranty Trust Bank PLC GDR (Reg. S)	36,030	302,652
Zenith Bank PLC	3,761,199	531,461
TOTAL NIGERIA		911,894
Norway - 0.6%
ElectroMagnetic GeoServices ASA (a)	60,740	72,549
Spectrum ASA	7,281	57,569
Statoil ASA	4,200	128,039
TGS Nopec Geophysical Co. ASA	4,282	147,673
TOTAL NORWAY		405,830
Panama - 0.3%
Copa Holdings SA Class A	1,680	227,270
Peru - 0.0%
Alicorp SA Class C	459	1,390
Common Stocks - continued
	Shares	Value
Philippines - 1.5%
Alliance Global Group, Inc.	323,600	$ 226,139
LT Group, Inc.	381,500	156,623
Metro Pacific Investments Corp.	449,000	51,070
Metropolitan Bank & Trust Co.	147,334	279,959
Robinsons Land Corp.	804,400	402,426
TOTAL PHILIPPINES		1,116,217
Poland - 0.5%
Cyfrowy Polsat SA	23,500	159,505
Powszechny Zaklad Ubezpieczen SA	1,495	211,931
TOTAL POLAND		371,436
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	62,800	111,172
Puerto Rico - 0.1%
Popular, Inc. (a)	3,230	99,807
Romania - 0.1%
SNGN Romgaz SA GDR (e)	6,769	73,105
Russia - 1.6%
Bashneft OJSC (a)	813	48,376
E.ON Russia JSC	2,450,400	171,745
Gazprom OAO sponsored:
ADR	18,332	132,357
ADR (Reg. S)	25,000	180,300
LUKOIL Oil Co. sponsored ADR (United Kingdom)	2,200	116,270
Mobile TeleSystems OJSC	27,726	201,184
NOVATEK OAO GDR (Reg. S)	1,400	144,620
Sberbank (Savings Bank of the Russian Federation)	84,050	171,049
TOTAL RUSSIA		1,165,901
Singapore - 0.9%
Ezion Holdings Ltd.	140,200	253,852
First Resources Ltd.	197,000	403,837
TOTAL SINGAPORE		657,689
South Africa - 3.4%
Aspen Pharmacare Holdings Ltd.	11,787	313,674
Barclays Africa Group Ltd.	11,602	169,831
Bidvest Group Ltd.	9,869	270,634
Impala Platinum Holdings Ltd. (a)	14,300	160,935
JSE Ltd.	10,950	100,440
Life Healthcare Group Holdings Ltd.	54,000	214,399
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd. (g)	30,249	$ 606,130
Naspers Ltd. Class N	7,000	660,045
TOTAL SOUTH AFRICA		2,496,088
Taiwan - 5.5%
Cathay Financial Holding Co. Ltd.	172,000	242,900
Chipbond Technology Corp.	44,000	75,265
E.SUN Financial Holdings Co. Ltd.	204,000	123,419
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	18,582	2,002
ECLAT Textile Co. Ltd.	14,660	160,375
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,950	60,144
King Slide Works Co. Ltd.	300	3,908
MediaTek, Inc.	46,000	719,763
Taiwan Fertilizer Co. Ltd.	119,300	237,291
Taiwan Semiconductor Manufacturing Co. Ltd.	324,000	1,274,483
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,242	607,864
Unified-President Enterprises Corp.	169,739	287,536
Universal Cement Corp.	83,000	79,518
Voltronic Power Technology Corp.	1,000	6,514
Yuanta Financial Holding Co. Ltd.	297,300	148,327
TOTAL TAIWAN		4,029,309
Thailand - 1.0%
Jasmine International Public Co. Ltd.	462,800	118,703
Kasikornbank PCL (For. Reg.)	46,560	282,727
Thai Union Frozen Products PCL (For. Reg.)	117,900	255,037
Total Access Communication PCL NVDR	28,500	109,649
TOTAL THAILAND		766,116
Togo - 0.3%
Ecobank Transnational, Inc.	2,707,486	227,520
Turkey - 0.9%
Aygaz A/S	4,650	19,159
Tupras Turkiye Petrol Rafinelleri A/S	14,000	314,935
Turkiye Halk Bankasi A/S	49,200	328,536
TOTAL TURKEY		662,630
United Arab Emirates - 0.2%
First Gulf Bank PJSC	23,177	109,482
Common Stocks - continued
	Shares	Value
United Kingdom - 0.1%
John Wood Group PLC	8	$ 106
Mondi PLC	5,200	86,260
TOTAL UNITED KINGDOM		86,366
United States of America - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	6,020	288,388
Facebook, Inc. Class A (a)	4,506	269,369
InvenSense, Inc. (a)	10,311	221,996
TOTAL UNITED STATES OF AMERICA		779,753
TOTAL COMMON STOCKS (Cost $38,477,937)		45,721,097
Nonconvertible Preferred Stocks - 7.0%

Brazil - 4.4%
Ambev SA sponsored ADR	27,400	198,650
Banco do Estado Rio Grande do Sul SA	38,320	214,994
Braskem SA (PN-A)	28,500	194,538
Companhia Paranaense de Energia-Copel:
(PN-B)	415	5,947
(PN-B) sponsored	8,095	116,163
Gerdau SA sponsored	43,500	261,435
Itau Unibanco Holding SA sponsored ADR	45,520	744,707
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	11,206	165,849
sponsored ADR	29,521	409,751
Telefonica Brasil SA	5,110	107,345
TIM Participacoes SA sponsored ADR	2,300	61,893
Vale SA (PN-A) sponsored ADR	62,300	739,501
TOTAL BRAZIL		3,220,773
Chile - 0.2%
Embotelladora Andina SA Class A	35,643	114,335
Korea (South) - 1.8%
Hyundai Motor Co. Series 2	5,326	747,527
Samsung Electronics Co. Ltd.	301	302,136
Samsung Fire & Marine Insurance Co. Ltd.	1,669	243,137
TOTAL KOREA (SOUTH)		1,292,800
Russia - 0.6%
Bashneft OJSC (a)	1,200	52,258
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	158,100	$ 266,984
Surgutneftegas	213,550	148,661
TOTAL RUSSIA		467,903
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,120,455)		5,095,811
Nonconvertible Bonds - 9.4%
		Principal Amount (c)
Argentina - 0.1%
YPF SA 8.875% 12/19/18 (e)		$ 45,000	46,856
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	437,000
Cayman Islands - 1.0%
Brazil Minas SPE 5.333% 2/15/28 (e)		250,000	245,313
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	486,875
TOTAL CAYMAN ISLANDS			732,188
Costa Rica - 0.3%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		200,000	209,500
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	319,500
Indonesia - 0.2%
PT Pertamina Persero 5.625% 5/20/43 (e)		200,000	169,750
Kazakhstan - 1.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	168,563
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	271,521
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	409,000
TOTAL KAZAKHSTAN			849,084
Luxembourg - 0.3%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	193,000
Mexico - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	698,529
Petroleos Mexicanos:
4.875% 1/18/24		275,000	284,556
6.375% 1/23/45 (e)		175,000	192,185
TOTAL MEXICO			1,175,270
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Morocco - 0.3%
OCP SA 6.875% 4/25/44 (e)		$ 200,000	$ 200,020
Netherlands - 0.4%
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		100,000	108,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	192,800
TOTAL NETHERLANDS			300,800
Nigeria - 0.3%
Zenith Bank PLC 6.25% 4/22/19 (e)		200,000	200,000
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (e)		200,000	214,250
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	189,750
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (e)		200,000	187,900
Finansbank A/S 5.5% 5/11/16 (Reg. S)		200,000	202,500
TOTAL TURKEY			390,400
Venezuela - 1.7%
Petroleos de Venezuela SA:
5.5% 4/12/37		500,000	278,000
6% 11/15/26 (Reg. S)		700,000	412,125
8.5% 11/2/17 (e)		250,000	225,000
9% 11/17/21 (Reg. S)		150,000	122,438
9.75% 5/17/35 (e)		300,000	228,900
TOTAL VENEZUELA			1,266,463
TOTAL NONCONVERTIBLE BONDS (Cost $6,909,931)			6,893,831
Government Obligations - 18.0%

Armenia - 0.6%
Republic of Armenia 6% 9/30/20 (e)		400,000	409,500
Azerbaijan - 0.7%
Azerbaijan Rep 4.75% 3/18/24 (e)		200,000	201,540
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		325,000	313,381
TOTAL AZERBAIJAN			514,921
Government Obligations - continued
		Principal Amount (c)	Value
Barbados - 0.3%
Barbados Government 7% 8/4/22 (e)		$ 200,000	$ 186,000
Belarus - 0.4%
Belarus Republic 8.75% 8/3/15 (Reg. S)		325,000	326,359
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		332,500	229,758
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	199,250
Brazil - 0.3%
Brazilian Federative Republic 4.25% 1/7/25		250,000	248,125
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)		319,366	288,227
Costa Rica - 0.3%
Costa Rican Republic 7% 4/4/44 (e)		200,000	199,000
Croatia - 0.3%
Croatia Republic 6% 1/26/24 (e)		200,000	208,250
Dominican Republic - 0.5%
Dominican Republic:
5.875% 4/18/24 (e)		150,000	149,250
7.45% 4/30/44 (e)		200,000	201,471
TOTAL DOMINICAN REPUBLIC			350,721
Ecuador - 0.6%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	412,538
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (e)		150,000	154,950
Ghana - 0.2%
Ghana Republic 7.875% 8/7/23 (Reg.S)		200,000	185,000
Guatemala - 0.3%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	194,000
Honduras - 0.3%
Republic of Honduras 7.5% 3/15/24 (e)		200,000	198,500
Hungary - 1.3%
Hungarian Republic:
6.375% 3/29/21		508,000	565,150
7.625% 3/29/41		350,000	419,125
TOTAL HUNGARY			984,275
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 0.6%
Indonesian Republic:
5.875% 1/15/24 (e)		$ 225,000	$ 243,563
6.75% 1/15/44 (e)		200,000	222,000
TOTAL INDONESIA			465,563
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		500,000	446,250
Ivory Coast - 0.3%
Ivory Coast 7.7743% 12/31/32 (d)		275,000	258,555
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	157,875
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	300,750
Lebanon - 0.4%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		250,000	286,250
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	168,500
Morocco - 0.3%
Moroccan Kingdom 5.5% 12/11/42 (e)		200,000	187,000
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	209,750
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	271,250
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (e)		200,000	200,250
Panama - 0.2%
Panamanian Republic 4.3% 4/29/53		200,000	167,750
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		200,000	300,500
Philippines - 0.4%
Philippine Republic 10.625% 3/16/25		175,000	273,875
Romania - 0.6%
Romanian Republic:
6.125% 1/22/44 (e)		200,000	219,250
6.75% 2/7/22 (e)		190,000	224,913
TOTAL ROMANIA			444,163
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 0.5%
Russian Federation 12.75% 6/24/28 (Reg. S)		$ 225,000	$ 360,000
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	226,000
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (e)		260,000	288,925
Slovenia - 0.6%
Republic of Slovenia:
4.75% 5/10/18 (e)		200,000	211,750
5.85% 5/10/23 (e)		200,000	217,500
TOTAL SLOVENIA			429,250
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	311,625
Tanzania - 0.3%
United Republic of Tanzania 6.332% 3/9/20 (i)		200,000	209,500
Turkey - 0.4%
Turkish Republic 11.875% 1/15/30		165,000	275,550
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/8/14 to 6/19/14 (h)		80,000	79,999
Venezuela - 1.6%
Venezuelan Republic:
7% 3/31/38		650,000	437,125
7.65% 4/21/25		600,000	444,000
8.25% 10/13/24		300,000	231,000
9% 5/7/23 (Reg. S)		100,000	81,850
TOTAL VENEZUELA			1,193,975
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (e)		200,000	225,500
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	177,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $12,770,155)			13,204,979
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,404,661)	2,404,661	$ 2,404,661
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $65,683,139)		73,320,379
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(60,965)
NET ASSETS - 100%		$ 73,259,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 546,975	$ (7,649)

The face value of futures purchased as a percentage of net assets is 0.7%
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,983,875 or 15.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,999.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 728
Fidelity Securities Lending Cash Central Fund	14
Total	$ 742
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,210,858	$ 4,210,858	$ -	$ -
Consumer Staples	4,540,311	4,540,311	-	-
Energy	5,268,258	5,039,585	128,039	100,634
Financials	13,449,855	10,826,335	2,623,520	-
Health Care	911,658	709,507	202,151	-
Industrials	4,169,775	4,169,775	-	-
Information Technology	9,113,170	7,838,687	1,274,483	-
Materials	4,637,025	4,476,712	160,313	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 3,458,767	$ 2,833,045	$ 625,722	$ -
Utilities	1,057,231	814,125	243,106	-
Corporate Bonds	6,893,831	-	6,893,831	-
Government Obligations	13,204,979	-	13,204,979	-
Money Market Funds	2,404,661	2,404,661	-	-
Total Investments in Securities:	$ 73,320,379	$ 47,863,601	$ 25,356,144	$ 100,634
Derivative Instruments:
Liabilities
Futures Contracts	$ (7,649)	$ (7,649)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,836,662
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (7,649)
Total Value of Derivatives	$ -	$ (7,649)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.9%
BBB	7.7%
BB	7.5%
B	6.2%
CCC,CC,C	3.4%
Not Rated	1.6%
Other Investments	69.4%
Short-Term Investments and Net Other Assets	3.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $63,278,478)	$ 70,915,718
Fidelity Central Funds (cost $2,404,661)	2,404,661
Total Investments (cost $65,683,139)		$ 73,320,379
Cash		115,817
Foreign currency held at value (cost $16,635)		16,635
Receivable for investments sold		632,823
Receivable for fund shares sold		56,692
Dividends receivable		101,929
Interest receivable		354,516
Distributions receivable from Fidelity Central Funds		153
Prepaid expenses		50
Receivable from investment adviser for expense reductions		21,746
Other receivables		24,803
Total assets		74,645,543

Liabilities
Payable for investments purchased Regular delivery	$ 959,693
Delayed delivery	38,966
Payable for fund shares redeemed	90,709
Accrued management fee	48,958
Distribution and service plan fees payable	12,137
Payable for daily variation margin for derivative instruments	1,485
Other affiliated payables	15,865
Other payables and accrued expenses	218,316
Total liabilities		1,386,129

Net Assets		$ 73,259,414
Net Assets consist of:
Paid in capital		$ 67,566,653
Undistributed net investment income		355,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,228,157)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,565,266
Net Assets		$ 73,259,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,617,104 ÷ 1,216,576 shares)	$ 11.19

Maximum offering price per share (100/94.25 of $11.19)	$ 11.87
Class T: Net Asset Value and redemption price per share ($5,207,270 ÷ 465,430 shares)	$ 11.19

Maximum offering price per share (100/96.50 of $11.19)	$ 11.60
Class C: Net Asset Value and offering price per share ($8,589,508 ÷ 770,410 shares)A	$ 11.15

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($42,090,873 ÷ 3,752,008 shares)	$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,754,659 ÷ 334,887 shares)	$ 11.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 559,290
Interest		643,409
Income from Fidelity Central Funds		742
Income before foreign taxes withheld		1,203,441
Less foreign taxes withheld		(59,635)
Total income		1,143,806

Expenses
Management fee	$ 316,060
Transfer agent fees	82,389
Distribution and service plan fees	73,539
Accounting and security lending fees	20,450
Custodian fees and expenses	167,027
Independent trustees' compensation	161
Registration fees	29,057
Audit	56,585
Legal	204
Miscellaneous	3,357
Total expenses before reductions	748,829
Expense reductions	(122,257)	626,572
Net investment income (loss)		517,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,333,309
Foreign currency transactions	(27,292)
Futures contracts	(17,786)
Total net realized gain (loss)		1,288,231
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $56,761)	(2,168,530)
Assets and liabilities in foreign currencies	689
Futures contracts	1,358
Total change in net unrealized appreciation (depreciation)		(2,166,483)
Net gain (loss)		(878,252)
Net increase (decrease) in net assets resulting from operations		$ (361,018)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 517,234	$ 1,900,179
Net realized gain (loss)	1,288,231	(1,878,240)
Change in net unrealized appreciation (depreciation)	(2,166,483)	1,872,247
Net increase (decrease) in net assets resulting from operations	(361,018)	1,894,186
Distributions to shareholders from net investment income	(1,381,318)	(1,561,667)
Distributions to shareholders from net realized gain	-	(137,352)
Total distributions	(1,381,318)	(1,699,019)
Share transactions - net increase (decrease)	(12,572,643)	(15,755,086)
Redemption fees	20,754	87,191
Total increase (decrease) in net assets	(14,294,225)	(15,472,728)

Net Assets
Beginning of period	87,553,639	103,026,367
End of period (including undistributed net investment income of $355,652 and undistributed net investment income of $1,219,736, respectively)	$ 73,259,414	$ 87,553,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.18	.20
Net realized and unrealized gain (loss)	(.07)	.48 H	.68
Total from investment operations	-	.66	.88
Distributions from net investment income	(.18)	(.15)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.18)	(.16)	(.02)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.19	$ 11.37	$ 10.86
Total Return B,C,D	(.01)%	6.23%	8.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.97% A	1.89%	1.87%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%
Expenses net of all reductions	1.65% A	1.62%	1.62%
Net investment income (loss)	1.25% A	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,617	$ 18,837	$ 7,675
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.17
Net realized and unrealized gain (loss)	(.06)	.48 H	.68
Total from investment operations	(.01)	.63	.85
Distributions from net investment income	(.14)	(.12)	(.01)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.14)	(.14) L	(.01)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.19	$ 11.34	$ 10.84
Total Return B,C,D	(.08)%	5.93%	8.56%
Ratios to Average Net Assets F,J
Expenses before reductions	2.30% A	2.13%	2.10%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%
Expenses net of all reductions	1.90% A	1.88%	1.87%
Net investment income (loss)	1.00% A	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,207	$ 5,967	$ 5,823
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12
Net realized and unrealized gain (loss)	(.06)	.47 H	.69
Total from investment operations	(.03)	.56	.81
Distributions from net investment income	(.11)	(.07)	(.01)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.11)	(.08)	(.01)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.15	$ 11.29	$ 10.80
Total Return B,C,D	(.30)%	5.31%	8.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.72% A	2.65%	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%
Expenses net of all reductions	2.40% A	2.37%	2.37%
Net investment income (loss)	.50% A	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,590	$ 7,436	$ 5,824
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.21	.22
Net realized and unrealized gain (loss)	(.06)	.47 G	.69
Total from investment operations	.02	.68	.91
Distributions from net investment income	(.20)	(.17)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 11.22	$ 11.40	$ 10.89
Total Return B,C	.17%	6.44%	9.15%
Ratios to Average Net Assets E,I
Expenses before reductions	1.70% A	1.56%	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.38%	1.38%
Net investment income (loss)	1.50% A	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,091	$ 49,959	$ 81,416
Portfolio turnover rate F	91% A	120%	70%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.20	.22
Net realized and unrealized gain (loss)	(.07)	.48 G	.69
Total from investment operations	.01	.68	.91
Distributions from net investment income	(.20)	(.17)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 11.21	$ 11.40	$ 10.89
Total Return B,C	.12%	6.44%	9.15%
Ratios to Average Net Assets E,I
Expenses before reductions	1.69% A	1.63%	1.62%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.37%	1.37%
Net investment income (loss)	1.49% A	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,755	$ 5,354	$ 2,287
Portfolio turnover rate F	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,992,601
Gross unrealized depreciation	(2,644,222)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,348,379

Tax cost	$ 65,972,000

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (2,949,184)

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(17,786) and a change in net unrealized appreciation (depreciation) of $1,358 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,228,990 and $49,654,155, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 19,924	$ 10,041
Class T	.25%	.25%	14,022	8,155
Class C	.75%	.25%	39,593	35,369
			$ 73,539	$ 53,565

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,959
Class T	800
Class C*	917
$ 3,676

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,716.21
Class T	8,307.30
Class C	8,632.22
Total Emerging Markets	44,033.20
Institutional Class	4,701.19
	$ 82,389

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $516 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 25,128
Class T	1.90%	11,065
Class C	2.40%	12,428
Total Emerging Markets	1.40%	66,128
Institutional Class	1.40%	7,352
		$ 122,101

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $156.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 298,475	$ 104,565
Class T	72,882	69,282
Class C	71,691	35,970
Total Emerging Markets	837,446	1,316,259
Institutional Class	100,824	35,591
Total	$ 1,381,318	$ 1,561,667
From net realized gain
Class A	$ -	$ 10,027
Class T	-	7,822
Class C	-	7,516
Total Emerging Markets	-	109,039
Institutional Class	-	2,948
Total	$ -	$ 137,352

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	205,590	1,550,621	$ 2,266,614	$ 17,267,543
Reinvestment of distributions	24,147	9,656	267,553	105,541
Shares redeemed	(670,399)	(609,546)	(7,319,781)	(6,666,165)
Net increase (decrease)	(440,662)	950,731	$ (4,785,614)	$ 10,706,919
Class T
Shares sold	36,849	277,882	$ 407,171	$ 3,114,089
Reinvestment of distributions	6,487	7,041	71,876	76,883
Shares redeemed	(104,259)	(295,695)	(1,136,301)	(3,268,261)
Net increase (decrease)	(60,923)	(10,772)	$ (657,254)	$ (77,289)
Class C
Shares sold	158,417	431,831	$ 1,732,158	$ 4,824,945
Reinvestment of distributions	6,236	3,973	69,031	43,420
Shares redeemed	(52,735)	(316,804)	(574,763)	(3,521,280)
Net increase (decrease)	111,918	119,000	$ 1,226,426	$ 1,347,085
Total Emerging Markets
Shares sold	476,556	5,085,608	$ 5,271,798	$ 57,439,168
Reinvestment of distributions	69,851	113,766	774,644	1,243,462
Shares redeemed	(1,177,597)	(8,294,710)	(12,948,433)	(89,232,029)
Net increase (decrease)	(631,190)	(3,095,336)	$ (6,901,991)	$ (30,549,399)
Institutional Class
Shares sold	99,056	491,268	$ 1,096,301	$ 5,357,985
Reinvestment of distributions	8,910	3,526	98,814	38,539
Shares redeemed	(242,879)	(235,091)	(2,649,325)	(2,578,926)
Net increase (decrease)	(134,913)	259,703	$ (1,454,210)	$ 2,817,598

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

12. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMD-TEK-USAN-0614
1.931239.102

Fidelity®

Emerging Markets
Fund -

Class K

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Emerging Markets	1.08%
Actual		$ 1,000.00	$ 988.10	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class K	.86%
Actual		$ 1,000.00	$ 989.30	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
India	9.9%
Brazil	9.5%
Korea (South)	8.9%
Cayman Islands	8.7%
South Africa	7.6%
Indonesia	5.8%
Mexico	5.7%
Taiwan	5.4%
Philippines	4.2%
Other*	34.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Brazil	11.7%
India	11.4%
Korea (South)	8.1%
Cayman Islands	7.6%
South Africa	6.8%
Mexico	6.1%
Indonesia	5.5%
United States of America*	4.2%
Russia	3.9%
Other	34.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.5	0.4
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.6	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.1	1.7
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.5	1.4
Naspers Ltd. Class N (South Africa, Media)	1.4	1.2
Ambev SA sponsored ADR (Brazil, Beverages)	1.3	0.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.1	0.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.0	1.0
Naver Corp. (Korea (South), Internet Software & Services)	0.9	0.0
	18.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	20.6
Financials	20.9	26.7
Information Technology	18.1	14.5
Industrials	15.3	13.1
Consumer Staples	10.3	11.2
Health Care	6.1	3.9
Materials	3.5	5.8
Telecommunication Services	2.3	0.4
Energy	1.3	2.9
Utilities	0.6	0.5

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.0%
iProperty Group Ltd. (a)	3,505,485	$ 8,467,149
SEEK Ltd.	575,079	8,932,633
Sydney Airport unit	2,285,696	8,960,797
TOTAL AUSTRALIA		26,360,579
Bailiwick of Jersey - 0.4%
WPP PLC	480,500	10,360,352
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	8,460,000	13,072,547
Credicorp Ltd. (United States)	135,632	20,243,076
TOTAL BERMUDA		33,315,623
Brazil - 6.7%
BB Seguridade Participacoes SA	1,428,800	16,743,825
CCR SA	2,045,200	16,005,714
Cielo SA	1,174,760	20,810,862
Estacio Participacoes SA	1,285,400	13,766,275
Iguatemi Empresa de Shopping Centers SA	1,221,800	12,148,136
Kroton Educacional SA	634,100	13,582,068
Linx SA	420,700	9,180,967
Multiplan Empreendimentos Imobiliarios SA	552,567	12,212,356
Odontoprev SA	2,700,300	10,838,742
Qualicorp SA (a)	1,246,700	12,116,152
Souza Cruz SA	1,437,767	13,121,901
Ultrapar Participacoes SA	682,900	17,144,856
Weg SA	1,164,195	14,050,224
TOTAL BRAZIL		181,722,078
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	418,300	11,365,211
Canada - 0.4%
Valeant Pharmaceuticals International (Canada) (a)	71,600	9,574,757
Cayman Islands - 8.7%
51job, Inc. sponsored ADR (a)(d)	159,991	10,789,793
Airtac International Group	973,000	10,466,874
Autohome, Inc. ADR Class A (d)	289,500	9,272,685
Baidu.com, Inc. sponsored ADR (a)	83,190	12,798,782
Baoxin Auto Group Ltd.	256,000	193,165
Biostime International Holdings Ltd.	1,596,000	10,601,642
Bitauto Holdings Ltd. ADR (a)	351,935	12,609,831
Cimc Enric Holdings Ltd.	6,858,000	9,924,836
ENN Energy Holdings Ltd.	2,154,000	15,058,371
Ginko International Co. Ltd.	340,000	5,714,475
Greatview Aseptic Pack Co. Ltd.	17,580,000	10,725,388
Haitian International Holdings Ltd.	4,435,000	8,935,270
Melco Crown Entertainment Ltd. sponsored ADR	259,800	8,879,964
MGM China Holdings Ltd.	2,595,600	9,039,295
Sands China Ltd.	1,427,000	10,417,738

	Shares	Value
Shenzhou International Group Holdings Ltd.	3,157,000	$ 10,872,236
SouFun Holdings Ltd. ADR	881,565	10,376,020
Tencent Holdings Ltd.	918,700	57,257,668
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	289,922	9,857,348
TOTAL CAYMAN ISLANDS		233,791,381
Chile - 0.0%
Quinenco SA	19,344	42,853
China - 1.7%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,013,200	15,712,827
PICC Property & Casualty Co. Ltd. (H Shares)	8,778,700	11,572,152
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,676,500	19,798,564
TOTAL CHINA		47,083,543
Colombia - 0.6%
Grupo de Inversiones Suramerica SA	777,755	15,172,965
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	225,799	10,249,017
Finland - 0.4%
Kone Oyj (B Shares) (d)	252,940	10,815,241
France - 1.6%
Bureau Veritas SA	337,500	10,301,074
LVMH Moet Hennessy - Louis Vuitton SA	52,724	10,368,536
Pernod Ricard SA	90,616	10,875,701
Safran SA	156,600	10,525,113
TOTAL FRANCE		42,070,424
Greece - 1.2%
Folli Follie SA (a)	311,552	10,805,792
Greek Organization of Football Prognostics SA	763,300	12,178,089
Jumbo SA	620,690	10,031,981
TOTAL GREECE		33,015,862
Hong Kong - 0.8%
AIA Group Ltd.	2,267,000	10,994,421
Galaxy Entertainment Group Ltd.	1,267,000	9,944,208
TOTAL HONG KONG		20,938,629
India - 9.9%
Axis Bank Ltd.	462,135	11,677,135
Bajaj Auto Ltd.	393,876	12,486,943
Grasim Industries Ltd.	196,409	8,676,471
Havells India Ltd.	632,375	9,765,300
HCL Technologies Ltd.	574,010	13,351,217
HDFC Bank Ltd.	1,760,985	22,036,410
Housing Development Finance Corp. Ltd.	1,849,886	27,540,498
ITC Ltd.	3,533,529	19,962,696
Larsen & Toubro Ltd.	704,714	15,120,126
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	651,882	$ 11,123,378
Mahindra & Mahindra Ltd.	852,522	15,183,273
Mundra Port and SEZ Ltd.	3,746,838	11,691,203
Sun Pharmaceutical Industries Ltd.	1,574,506	16,519,065
Tata Consultancy Services Ltd.	641,519	23,284,646
Tata Motors Ltd.	2,264,772	15,666,020
Titan Co. Ltd.	2,400,181	10,924,959
Yes Bank Ltd.	1,656,044	12,101,490
Zee Entertainment Enterprises Ltd.	2,396,184	10,432,528
TOTAL INDIA		267,543,358
Indonesia - 5.8%
PT ACE Hardware Indonesia Tbk	155,032,300	9,989,972
PT Astra International Tbk	27,785,700	17,844,468
PT Bank Central Asia Tbk	20,406,100	19,415,050
PT Bank Rakyat Indonesia Tbk	22,111,100	18,933,520
PT Global Mediacom Tbk	60,533,500	11,466,364
PT Indocement Tunggal Prakarsa Tbk	6,279,500	11,921,898
PT Jasa Marga Tbk	22,395,900	11,428,950
PT Kalbe Farma Tbk	94,006,400	12,562,374
PT Media Nusantara Citra Tbk	43,259,200	10,158,606
PT Semen Gresik (Persero) Tbk	9,880,800	12,691,249
PT Surya Citra Media Tbk	42,748,000	11,646,949
PT Tower Bersama Infrastructure Tbk	17,044,500	9,582,602
TOTAL INDONESIA		157,642,002
Italy - 0.7%
Pirelli & C. S.p.A.	510,300	8,552,214
Prada SpA	1,403,200	11,203,230
TOTAL ITALY		19,755,444
Japan - 0.8%
Japan Tobacco, Inc.	314,900	10,337,012
SoftBank Corp.	149,800	11,121,260
TOTAL JAPAN		21,458,272
Kenya - 1.2%
East African Breweries Ltd.	3,012,953	10,145,905
Kenya Commercial Bank Ltd.	16,474,900	9,277,900
Safaricom Ltd.	80,839,300	12,170,955
TOTAL KENYA		31,594,760
Korea (South) - 8.9%
Grand Korea Leisure Co. Ltd.	239,160	9,965,965
Hotel Shilla Co.	105,090	8,839,726
Hyundai Mobis	81,520	23,277,901
Hyundai Motor Co.	176,877	39,378,289
KEPCO Plant Service & Engineering Co. Ltd.	149,977	9,755,546
Naver Corp.	34,323	24,518,802
Samsung Electronics Co. Ltd.	96,524	125,478,398
TOTAL KOREA (SOUTH)		241,214,627

	Shares	Value
Luxembourg - 0.5%
Brait SA	2,327,865	$ 12,539,338
Malaysia - 0.9%
Astro Malaysia Holdings Bhd	9,376,500	9,570,497
Public Bank Bhd	2,352,800	14,524,258
TOTAL MALAYSIA		24,094,755
Mexico - 5.7%
Alfa SA de CV Series A	5,467,500	14,397,231
Banregio Grupo Financiero S.A.B. de CV	1,717,293	9,924,865
El Puerto de Liverpool S.A.B. de CV Class C	826,398	8,510,489
Fomento Economico Mexicano S.A.B. de CV unit	2,418,893	22,074,230
Gruma S.A.B. de CV Series B (a)	1,329,264	11,743,428
Grupo Aeroportuario del Pacifico SA de CV Series B	2,032,857	12,225,655
Grupo Aeroportuario del Sureste SA de CV Series B	990,200	12,116,047
Grupo Aeroportuario Norte S.A.B. de CV	2,165,900	7,958,175
Grupo Financiero Banorte S.A.B. de CV Series O	3,159,500	20,945,400
Grupo Televisa SA de CV	3,547,357	23,269,892
Megacable Holdings S.A.B. de CV unit	2,439,452	9,675,578
TOTAL MEXICO		152,840,990
Netherlands - 0.4%
Yandex NV (a)	374,303	9,919,030
Nigeria - 1.2%
Dangote Cement PLC	6,694,667	9,418,373
Guaranty Trust Bank PLC GDR (Reg. S)	1,480,077	12,432,647
Nigerian Breweries PLC	10,656,739	9,950,270
TOTAL NIGERIA		31,801,290
Panama - 0.4%
Copa Holdings SA Class A	77,776	10,521,537
Philippines - 4.2%
Alliance Global Group, Inc.	19,043,100	13,307,741
Ayala Corp.	833,330	11,665,685
DMCI Holdings, Inc.	7,847,640	12,640,730
GT Capital Holdings, Inc.	511,680	9,952,363
International Container Terminal Services, Inc.	2,372,810	5,754,364
LT Group, Inc.	27,944,300	11,472,365
Metropolitan Bank & Trust Co.	6,127,968	11,644,170
Security Bank Corp.	4,411,880	11,887,084
SM Investments Corp.	801,592	13,037,671
SM Prime Holdings, Inc.	35,546,700	13,014,518
TOTAL PHILIPPINES		114,376,691
Russia - 2.4%
Magnit OJSC GDR (Reg. S)	425,734	20,030,785
Common Stocks - continued
	Shares	Value
Russia - continued
NOVATEK OAO GDR (Reg. S)	185,300	$ 19,141,490
Sberbank (Savings Bank of the Russian Federation)	11,952,100	24,323,572
TOTAL RUSSIA		63,495,847
South Africa - 7.6%
Aspen Pharmacare Holdings Ltd.	693,290	18,449,732
Bidvest Group Ltd.	624,639	17,129,257
Clicks Group Ltd.	1,815,527	11,070,392
Discovery Holdings Ltd.	1,576,674	13,667,855
Life Healthcare Group Holdings Ltd.	3,722,564	14,779,858
Mr Price Group Ltd.	914,488	13,760,130
MTN Group Ltd.	1,497,400	30,004,933
Nampak Ltd.	3,615,100	13,470,075
Naspers Ltd. Class N	409,612	38,623,174
Remgro Ltd.	833,100	16,760,193
Shoprite Holdings Ltd.	995,658	16,627,266
TOTAL SOUTH AFRICA		204,342,865
Sweden - 0.7%
Atlas Copco AB (A Shares) (d)	351,000	10,159,361
Investment AB Kinnevik (B Shares)	239,300	8,409,469
TOTAL SWEDEN		18,568,830
Switzerland - 1.4%
Compagnie Financiere Richemont SA Series A	104,176	10,570,295
Dufry AG (a)(d)	49,980	8,257,121
SGS SA (Reg.)	4,100	10,225,543
Swatch Group AG (Bearer)	15,800	10,134,189
TOTAL SWITZERLAND		39,187,148
Taiwan - 5.4%
Delta Electronics, Inc.	2,585,000	15,853,376
ECLAT Textile Co. Ltd.	839,000	9,178,366
Giant Manufacturing Co. Ltd.	1,392,000	10,890,322
HIWIN Technologies Corp.	1,001,000	9,523,694
Merida Industry Co. Ltd.	1,653,000	11,069,135
St.Shine Optical Co. Ltd.	468,000	9,913,709
Taiwan Semiconductor Manufacturing Co. Ltd.	20,384,000	80,182,321
TOTAL TAIWAN		146,610,923
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	2,138,700	12,887,716
Bangkok Dusit Medical Service PCL (For. Reg.)	22,949,000	10,495,834
Central Pattana PCL (For. Reg.)	8,216,100	11,488,830
Kasikornbank PCL (For. Reg.)	3,409,800	20,705,368
Minor International PCL (For. Reg.)	14,573,100	11,078,438
TOTAL THAILAND		66,656,186

	Shares	Value
Togo - 0.1%
Ecobank Transnational, Inc.	27,958,935	$ 2,349,490
Turkey - 2.0%
Anadolu Hayat Sigorta A/S	1,993,428	4,172,741
Coca-Cola Icecek Sanayi A/S	492,327	11,529,715
Enka Insaat ve Sanayi A/S	4,180,349	12,670,424
TAV Havalimanlari Holding A/S	1,612,000	12,901,802
Tofas Turk Otomobil Fabrikasi A/S	2,012,758	12,296,454
TOTAL TURKEY		53,571,136
United Arab Emirates - 0.4%
First Gulf Bank PJSC	2,112,578	9,979,234
United Kingdom - 4.1%
Aberdeen Asset Management PLC	1,333,300	9,832,996
Alabama Noor Hospitals Group PLC	555,910	9,367,213
British American Tobacco PLC (United Kingdom)	195,700	11,300,695
Burberry Group PLC	401,000	10,054,169
Diageo PLC	325,297	9,967,041
Intertek Group PLC	209,818	10,294,700
Johnson Matthey PLC	168,934	9,335,518
Meggitt PLC	1,120,800	9,020,874
Mondi PLC	634,060	10,518,123
Prudential PLC	465,215	10,694,891
Rolls-Royce Group PLC	611,245	10,836,274
TOTAL UNITED KINGDOM		111,222,494
United States of America - 3.6%
Colgate-Palmolive Co.	171,428	11,537,104
FMC Corp.	141,524	10,897,348
Google, Inc. Class C (a)	16,950	8,926,887
Kansas City Southern	109,136	11,009,640
MasterCard, Inc. Class A	149,900	11,025,145
Mead Johnson Nutrition Co. Class A	130,188	11,490,393
Philip Morris International, Inc.	124,787	10,660,553
Visa, Inc. Class A	51,700	10,474,937
Yahoo!, Inc. (a)	320,000	11,504,000
TOTAL UNITED STATES OF AMERICA		97,526,007
TOTAL COMMON STOCKS (Cost $2,298,701,664)		2,594,690,769
Nonconvertible Preferred Stocks - 3.2%

Brazil - 2.8%
Ambev SA sponsored ADR	4,789,670	34,725,108
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	18,159	863,642
Itau Unibanco Holding SA sponsored ADR	2,405,126	39,347,861
TOTAL BRAZIL		74,936,611
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	14,681,180	9,931,113
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	86,047,430	$ 145,282
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $88,473,435)		85,013,006
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b)	21,013,404	21,013,404
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,454,405	17,454,405
TOTAL MONEY MARKET FUNDS (Cost $38,467,809)		38,467,809
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,425,642,908)		2,718,171,584
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(22,997,138)
NET ASSETS - 100%		$ 2,695,174,446
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,365,211 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,034
Fidelity Securities Lending Cash Central Fund	100,907
Total	$ 108,941
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 567,467,902	$ 530,516,571	$ 36,951,331	$ -
Consumer Staples	280,087,844	258,820,108	21,267,736	-
Energy	36,286,346	36,286,346	-	-
Financials	565,774,266	521,365,830	44,408,436	-
Health Care	161,561,654	150,438,276	11,123,378	-
Industrials	406,275,265	406,275,265	-	-
Information Technology	486,657,934	406,475,613	80,182,321	-
Materials	97,654,443	88,977,972	8,676,471	-
Telecommunication Services	62,879,750	62,879,750	-	-
Utilities	15,058,371	15,058,371	-	-
Money Market Funds	38,467,809	38,467,809	-	-
Total Investments in Securities:	$ 2,718,171,584	$ 2,515,561,911	$ 202,609,673	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 40,035,725
Level 2 to Level 1	$ 9,972,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,469,030) - See accompanying schedule: Unaffiliated issuers (cost $2,387,175,099)	$ 2,679,703,775
Fidelity Central Funds (cost $38,467,809)	38,467,809
Total Investments (cost $2,425,642,908)		$ 2,718,171,584
Foreign currency held at value (cost $1,027,451)		1,020,520
Receivable for investments sold		34,889,643
Receivable for fund shares sold		1,598,667
Dividends receivable		5,599,165
Distributions receivable from Fidelity Central Funds		17,628
Prepaid expenses		1,706
Other receivables		1,764,032
Total assets		2,763,062,945

Liabilities
Payable for investments purchased	$ 41,853,567
Payable for fund shares redeemed	1,300,905
Accrued management fee	1,585,020
Other affiliated payables	589,382
Other payables and accrued expenses	5,105,220
Collateral on securities loaned, at value	17,454,405
Total liabilities		67,888,499

Net Assets		$ 2,695,174,446
Net Assets consist of:
Paid in capital		$ 2,483,403,201
Undistributed net investment income		5,239,757
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,891,857)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		287,423,345
Net Assets		$ 2,695,174,446

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,159,453,111 ÷ 89,541,568 shares)	$ 24.12

Class K: Net Asset Value, offering price and redemption price per share ($535,721,335 ÷ 22,200,581 shares)	$ 24.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 23,958,483
Interest		74
Income from Fidelity Central Funds		108,941
Income before foreign taxes withheld		24,067,498
Less foreign taxes withheld		(2,544,603)
Total income		21,522,895

Expenses
Management fee	$ 9,364,559
Transfer agent fees	2,970,795
Accounting and security lending fees	582,454
Custodian fees and expenses	742,486
Independent trustees' compensation	5,318
Registration fees	49,313
Audit	65,257
Legal	6,193
Interest	1,559
Miscellaneous	96,497
Total expenses before reductions	13,884,431
Expense reductions	(14,065)	13,870,366
Net investment income (loss)		7,652,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,972,719)
Foreign currency transactions	(1,018,763)
Total net realized gain (loss)		(27,991,482)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,290,254)	(17,462,012)
Assets and liabilities in foreign currencies	249,702
Total change in net unrealized appreciation (depreciation)		(17,212,310)
Net gain (loss)		(45,203,792)
Net increase (decrease) in net assets resulting from operations		$ (37,551,263)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,652,529	$ 24,555,630
Net realized gain (loss)	(27,991,482)	275,022,620
Change in net unrealized appreciation (depreciation)	(17,212,310)	15,366,762
Net increase (decrease) in net assets resulting from operations	(37,551,263)	314,945,012
Distributions to shareholders from net investment income	(2,412,291)	(39,208,001)
Share transactions - net increase (decrease)	(53,875,180)	(299,270,748)
Redemption fees	306,696	565,621
Total increase (decrease) in net assets	(93,532,038)	(22,968,116)

Net Assets
Beginning of period	2,788,706,484	2,811,674,600
End of period (including undistributed net investment income of $5,239,757 and distributions in excess of net investment income of $481, respectively)	$ 2,695,174,446	$ 2,788,706,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71
Income from Investment Operations
Net investment income (loss) D	.06	.20	.33	.35	.23	.17
Net realized and unrealized gain (loss)	(.35)	2.38	(.11)	(3.48)	5.05	7.03
Total from investment operations	(.29)	2.58	.22	(3.13)	5.28	7.20
Distributions from net investment income	(.02)	(.30)	(.30)	(.24)	(.12)	(.24)
Distributions from net realized gain	-	-	-	(.13)	(.14)	-
Total distributions	(.02)	(.30)	(.30)	(.37)	(.25) I	(.24)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 24.12	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68
Total Return B, C	(1.19)%	11.78%	1.03%	(12.33)%	25.76%	53.95%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.08%	1.09%	1.07%	1.14%	1.16%
Expenses net of fee waivers, if any	1.08% A	1.08%	1.09%	1.07%	1.14%	1.16%
Expenses net of all reductions	1.08% A	1.03%	1.03%	1.01%	1.09%	1.10%
Net investment income (loss)	.53% A	.85%	1.50%	1.38%	1.00%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,159,453	$ 2,241,338	$ 2,203,756	$ 2,907,884	$ 3,975,342	$ 3,649,582
Portfolio turnover rate F	98% A	119%	176%	122%	85%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69	$ 13.72
Income from Investment Operations
Net investment income (loss) D	.09	.25	.37	.40	.28	.22
Net realized and unrealized gain (loss)	(.35)	2.38	(.10)	(3.48)	5.05	7.02
Total from investment operations	(.26)	2.63	.27	(3.08)	5.33	7.24
Distributions from net investment income	(.03)	(.36)	(.35)	(.32)	(.15)	(.28)
Distributions from net realized gain	-	-	-	(.13)	(.14)	-
Total distributions	(.03)	(.36)	(.35)	(.45)	(.28) I	(.28)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 24.13	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69
Total Return B, C	(1.07)%	12.01%	1.25%	(12.17)%	26.03%	54.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.87%	.87%	.87%	.90%	.91%
Expenses net of fee waivers, if any	.86% A	.87%	.87%	.87%	.90%	.91%
Expenses net of all reductions	.86% A	.82%	.81%	.80%	.84%	.84%
Net investment income (loss)	.75% A	1.07%	1.72%	1.58%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,721	$ 547,369	$ 607,919	$ 497,821	$ 888,629	$ 270,075
Portfolio turnover rate F	98% A	119%	176%	122%	85%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 371,977,854
Gross unrealized depreciation	(93,366,465)
Net unrealized appreciation (depreciation) on securities and other investments	$ 278,611,389

Tax cost	$ 2,439,560,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (36,593,468)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,303,168,976 and $1,359,861,470, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 2,850,527.27
Class K	120,268.05
	$ 2,970,795

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,286 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,284,563.31%		$ 1,559

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,493 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $100,907. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $132.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $13,933.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Emerging Markets	$ 1,743,197	$ 29,610,169
Class K	669,094	9,597,832
Total	$ 2,412,291	$ 39,208,001

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Emerging Markets
Shares sold	10,818,352	23,439,766	$ 256,057,724	$ 534,752,122
Reinvestment of distributions	57,239	1,145,115	1,363,275	25,804,455
Shares redeemed	(13,093,103)	(32,317,744)	(306,912,890)	(744,356,372)
Net increase (decrease)	(2,217,512)	(7,732,863)	$ (49,491,891)	$ (183,799,795)
Class K
Shares sold	3,524,529	6,249,509	$ 83,751,528	$ 144,545,998
Reinvestment of distributions	28,063	426,903	669,094	9,597,831
Shares redeemed	(3,763,224)	(11,706,525)	(88,803,911)	(269,614,782)
Net increase (decrease)	(210,632)	(5,030,113)	$ (4,383,289)	$ (115,470,953)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investments

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.
FIL Investments (Japan) Limited
FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

245 Summer St.,
Boston, MA 02210
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EMF-K-USAN-0614
1.863017.105

Fidelity Advisor®

Europe Fund -

Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2014

Class A, Class T, Class B, and Class C are classes of Fidelity® Europe Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014) for Europe, and for the period (March 18, 2014 to April 30, 2014) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2014	Expenses Paid During Period
Class A	1.29%
Actual		$ 1,000.00	$ 1,020.50	$ 1.57 C
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46 D
Class T	1.57%
Actual		$ 1,000.00	$ 1,020.00	$ 1.91 C
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85 D
Class B	2.05%
Actual		$ 1,000.00	$ 1,019.50	$ 2.50 C
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24 D
Class C	2.03%
Actual		$ 1,000.00	$ 1,019.50	$ 2.47 C
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14 D
Europe	.96%
Actual		$ 1,000.00	$ 1,077.80	$ 4.95 C
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81 D
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,020.80	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one- half year period) for Europe, and multiplied by 44/365 (to reflect the period March 18, 2014 to April 30, 2014) for Class A, Class T, Class B, Class C and Institutional Class.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom	30.4%
Germany	14.5%
France	13.4%
Switzerland	11.7%
United States of America*	4.2%
Sweden	3.4%
Ireland	3.0%
Italy	2.9%
Belgium	2.9%
Other	13.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom	30.5%
France	14.7%
Germany	13.2%
Switzerland	12.8%
United States of America*	4.7%
Italy	3.5%
Finland	3.0%
Ireland	2.9%
Belgium	2.8%
Other	11.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	97.3
Short-Term Investments and Net Other Assets (Liabilities)	2.8	2.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	3.7	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2	3.3
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	2.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2	2.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.1	2.1
Bayer AG (Germany, Pharmaceuticals)	1.8	1.7
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.7	1.5
BASF AG (Germany, Chemicals)	1.7	1.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.6
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.8
	22.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	19.9
Consumer Staples	13.8	15.9
Consumer Discretionary	13.5	14.9
Industrials	13.5	15.1
Health Care	12.3	11.5
Materials	8.5	6.5
Energy	7.9	6.9
Telecommunication Services	3.0	3.5
Information Technology	1.6	2.3
Utilities	1.0	0.8

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Austria - 1.1%
Andritz AG	137,700	$ 8,546,089
Erste Group Bank AG	248,647	8,344,593
TOTAL AUSTRIA		16,890,682
Bailiwick of Jersey - 0.3%
Informa PLC	578,372	4,709,772
Belgium - 2.9%
Anheuser-Busch InBev SA NV	240,100	26,169,914
KBC Groupe SA	176,345	10,742,680
UCB SA	106,800	8,755,305
TOTAL BELGIUM		45,667,899
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	36,485	991,297
Canada - 0.9%
First Quantum Minerals Ltd.	212,900	4,240,324
Suncor Energy, Inc.	253,700	9,786,448
TOTAL CANADA		14,026,772
Denmark - 2.5%
Coloplast A/S Series B	101,200	8,491,019
Novo Nordisk A/S Series B	548,300	24,885,154
Vestas Wind Systems A/S (a)	143,800	6,382,796
TOTAL DENMARK		39,758,969
Finland - 2.2%
Amer Group PLC (A Shares)	299,800	6,189,002
Kesko Oyj	147,300	6,016,260
Raisio Group PLC (V Shares)	744,500	4,864,875
Rakentajain Konevuokraamo Oyj (B Shares)	313,690	6,984,925
Sampo Oyj (A Shares) (d)	215,700	10,710,207
TOTAL FINLAND		34,765,269
France - 13.4%
Atos Origin SA	92,211	7,961,017
AXA SA	646,600	16,842,311
BNP Paribas SA	321,916	24,166,076
Bureau Veritas SA	346,800	10,584,926
Christian Dior SA (d)	106,595	21,909,100
GDF Suez	641,150	16,166,653
Ipsos SA	181,300	7,027,652
Kering SA (d)	52,800	11,676,382
Legrand SA	187,650	12,105,635
Numericable Group SA (a)	99,200	4,734,304
Publicis Groupe SA	130,891	11,149,726
Rexel SA	374,252	9,449,777
Technip SA	109,400	12,309,041
Total SA (a)	624,600	44,686,517
TOTAL FRANCE		210,769,117

	Shares	Value
Germany - 13.1%
adidas AG	95,900	$ 10,235,295
BASF AG	233,733	27,053,803
Bayer AG (d)	206,700	28,676,525
Beiersdorf AG	78,200	7,839,543
CompuGroup Medical AG	259,600	6,918,598
Continental AG (d)	54,600	12,790,271
CTS Eventim AG	120,897	7,698,644
Daimler AG (Germany)	267,562	24,770,319
Deutsche Boerse AG	131,800	9,652,796
Deutsche Post AG	367,777	13,845,238
Deutsche Wohnen AG (a)	390,089	8,171,969
GEA Group AG	183,375	8,203,299
HeidelbergCement Finance AG	124,334	10,784,373
KION Group AG	168,478	7,963,452
Linde AG	77,700	16,110,276
MLP AG	866,000	5,887,081
TOTAL GERMANY		206,601,482
Ireland - 3.0%
Actavis PLC (a)	33,000	6,742,890
CRH PLC	426,700	12,422,772
DCC PLC (United Kingdom)	149,700	7,666,013
Greencore Group PLC	1,417,530	6,249,057
Kingspan Group PLC (United Kingdom)	387,000	7,275,055
Ryanair Holdings PLC sponsored ADR (a)	125,900	6,733,132
TOTAL IRELAND		47,088,919
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	138,300	6,757,338
Italy - 2.9%
Astaldi SpA	747,500	8,088,944
Azimut Holding SpA	191,200	5,955,117
Banca Popolare dell'Emilia Romagna (a)(d)	328,100	3,771,245
MARR SpA	448,069	8,671,718
Prada SpA	636,500	5,081,853
Prysmian SpA	296,800	7,716,485
World Duty Free SpA (a)	485,624	6,504,868
TOTAL ITALY		45,790,230
Netherlands - 2.5%
ING Groep NV (Certificaten Van Aandelen) (a)	1,119,000	15,995,955
Koninklijke Philips Electronics NV	409,600	13,112,603
Royal DSM NV	133,300	9,557,377
TOTAL NETHERLANDS		38,665,935
Norway - 1.4%
DNB ASA	578,600	10,230,113
Telenor ASA	522,800	12,268,997
TOTAL NORWAY		22,499,110
Common Stocks - continued
	Shares	Value
South Africa - 0.4%
Naspers Ltd. Class N	63,700	$ 6,006,407
Spain - 1.8%
Criteria CaixaCorp SA	2,006,638	12,221,362
Hispania Activos Inmobiliarios SA (a)	356,700	5,017,959
Repsol YPF SA	439,967	11,841,532
TOTAL SPAIN		29,080,853
Sweden - 3.4%
AF AB (B Shares)	186,388	6,736,363
Investment AB Kinnevik (B Shares)	213,500	7,502,807
Nordea Bank AB	1,169,800	16,902,388
Svenska Handelsbanken AB (A Shares)	262,700	13,183,078
Swedish Match Co. AB	262,200	8,988,401
TOTAL SWEDEN		53,313,037
Switzerland - 11.7%
Aryzta AG	112,960	10,428,360
Baloise Holdings AG	66,620	8,099,466
Nestle SA	751,836	58,105,107
Partners Group Holding AG	30,301	8,290,513
Roche Holding AG (participation certificate)	170,679	50,068,052
Schindler Holding AG (participation certificate)	52,076	8,059,029
Syngenta AG (Switzerland)	34,489	13,657,356
UBS AG	247,396	5,174,010
UBS AG (NY Shares)	705,900	14,760,369
Vontobel Holdings AG	200,247	7,838,324
TOTAL SWITZERLAND		184,480,586
United Kingdom - 30.4%
Aberdeen Asset Management PLC	1,324,157	9,765,567
Associated British Foods PLC	189,286	9,495,033
AstraZeneca PLC sponsored ADR	73,100	5,778,555
Babcock International Group PLC	408,200	8,229,106
Babcock International Group PLC rights 5/6/14 (a)	157,000	1,060,315
Barclays PLC	5,754,420	24,571,658
BG Group PLC	1,088,700	22,021,170
BHP Billiton PLC	838,806	27,231,323
Brit PLC (a)	1,544,900	5,549,391
British American Tobacco PLC (United Kingdom)	601,000	34,704,739
BT Group PLC	2,593,900	16,192,809
Bunzl PLC	330,000	9,366,061
Compass Group PLC	823,400	13,095,953
Dechra Pharmaceuticals PLC	515,500	6,005,554
Diageo PLC	674,607	20,669,835
Elementis PLC	1,483,000	6,943,307
Exova Group Ltd. PLC (a)	100	372

	Shares	Value
Galliford Try PLC	293,110	$ 5,879,257
GlaxoSmithKline PLC	1,172,741	32,403,494
HSBC Holdings PLC (United Kingdom)	967,294	9,883,445
ICAP PLC	1,157,901	8,095,655
IMI PLC	280,638	7,107,438
ITV PLC	3,296,200	10,128,853
Jazztel PLC (a)	589,100	9,039,204
Kingfisher PLC	1,598,500	11,284,132
London Stock Exchange Group PLC	265,700	8,128,775
Meggitt PLC	959,097	7,719,391
Mondi PLC	402,400	6,675,225
Next PLC	95,000	10,457,950
Prudential PLC	994,030	22,851,892
Rolls-Royce Group PLC	813,401	14,420,136
Royal & Sun Alliance Insurance Group PLC	5,731,825	9,498,578
Royal Dutch Shell PLC Class B (United Kingdom)	591,435	25,112,928
Schroders PLC	176,500	7,616,946
SIG PLC	1,842,708	5,958,002
Smith & Nephew PLC	651,032	10,151,641
Spectris PLC	183,400	6,889,769
St. James's Place Capital PLC	469,300	6,101,219
Taylor Wimpey PLC	2,604,174	4,621,129
Unite Group PLC	1,184,916	8,452,586
Vodafone Group PLC	2,682,825	10,185,644
William Hill PLC	88	527
TOTAL UNITED KINGDOM		479,344,564
United States of America - 1.4%
Colgate-Palmolive Co.	99,525	6,698,033
Oracle Corp.	214,600	8,772,848
Philip Morris International, Inc.	77,300	6,603,739
TOTAL UNITED STATES OF AMERICA		22,074,620
TOTAL COMMON STOCKS (Cost $1,239,006,129)		1,509,282,858
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG	80,500	21,677,413
United Kingdom - 0.0%
Rolls Royce Group PLC (C Shares)	269,473,203	454,978
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,673,784)		22,132,391
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	43,502,701	$ 43,502,701
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	83,829,030	83,829,030
TOTAL MONEY MARKET FUNDS (Cost $127,331,731)		127,331,731
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,383,011,644)		1,658,746,980
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(82,997,688)
NET ASSETS - 100%		$ 1,575,749,292
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,748
Fidelity Securities Lending Cash Central Fund	388,772
Total	$ 404,520
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,749,552	$ 211,749,552	$ -	$ -
Consumer Staples	215,504,614	75,855,019	139,649,595	-
Energy	125,757,636	55,958,191	69,799,445	-
Financials	349,976,131	271,499,171	78,476,960	-
Health Care	195,634,125	78,125,784	117,508,341	-
Industrials	209,648,817	196,536,214	13,112,603	-
Information Technology	24,614,931	24,614,931	-	-
Materials	134,676,136	81,364,685	53,311,451	-
Telecommunication Services	47,686,654	21,308,201	26,378,453	-
Utilities	16,166,653	16,166,653	-	-
Money Market Funds	127,331,731	127,331,731	-	-
Total Investments in Securities:	$ 1,658,746,980	$ 1,160,510,132	$ 498,236,848	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 31,518,838
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,696,282) - See accompanying schedule: Unaffiliated issuers (cost $1,255,679,913)	$ 1,531,415,249
Fidelity Central Funds (cost $127,331,731)	127,331,731
Total Investments (cost $1,383,011,644)		$ 1,658,746,980
Foreign currency held at value (cost $125,928)		125,986
Receivable for investments sold		3,904,010
Receivable for fund shares sold		1,765,000
Dividends receivable		7,562,476
Distributions receivable from Fidelity Central Funds		195,061
Prepaid expenses		694
Receivable from investment adviser for expense reductions		853
Other receivables		17,057
Total assets		1,672,318,117

Liabilities
Payable for investments purchased	$ 10,843,567
Payable for fund shares redeemed	545,254
Distributions payable	13
Accrued management fee	910,224
Distribution and service plan fees payable	14,670
Other affiliated payables	294,516
Other payables and accrued expenses	131,551
Collateral on securities loaned, at value	83,829,030
Total liabilities		96,568,825

Net Assets		$ 1,575,749,292
Net Assets consist of:
Paid in capital		$ 1,510,428,232
Undistributed net investment income		17,752,343
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(228,243,331)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		275,812,048
Net Assets		$ 1,575,749,292

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,873,414 ÷ 493,649 shares)	$ 40.26

Maximum offering price per share (100/94.25 of $40.26)	$ 42.72
Class T: Net Asset Value and redemption price per share ($8,971,264 ÷ 222,921 shares)	$ 40.24

Maximum offering price per share (100/96.50 of $40.24)	$ 41.70
Class B: Net Asset Value and offering price per share ($847,278 ÷ 21,066 shares)A	$ 40.22

Class C: Net Asset Value and offering price per share ($7,725,351 ÷ 192,075 shares)A	$ 40.22

Europe: Net Asset Value, offering price and redemption price per share ($1,530,029,010 ÷ 37,986,393 shares)	$ 40.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,302,975 ÷ 206,160 shares)	$ 40.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 19,433,154
Special dividends		6,523,242
Income from Fidelity Central Funds		404,520
Income before foreign taxes withheld		26,360,916
Less foreign taxes withheld		(1,755,969)
Total income		24,604,947

Expenses
Management fee Basic fee	$ 3,970,775
Performance adjustment	(2,811)
Transfer agent fees	1,023,716
Distribution and service plan fees	18,816
Accounting and security lending fees	262,594
Custodian fees and expenses	61,610
Independent trustees' compensation	2,736
Registration fees	53,559
Audit	53,218
Legal	5,508
Miscellaneous	27,322
Total expenses before reductions	5,477,043
Expense reductions	(31,513)	5,445,530
Net investment income (loss)		19,159,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,175,144
Foreign currency transactions	57,066
Total net realized gain (loss)		31,232,210
Change in net unrealized appreciation (depreciation) on: Investment securities	43,025,048
Assets and liabilities in foreign currencies	61,361
Total change in net unrealized appreciation (depreciation)		43,086,409
Net gain (loss)		74,318,619
Net increase (decrease) in net assets resulting from operations		$ 93,478,036

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,159,417	$ 13,406,222
Net realized gain (loss)	31,232,210	36,524,479
Change in net unrealized appreciation (depreciation)	43,086,409	135,845,543
Net increase (decrease) in net assets resulting from operations	93,478,036	185,776,244
Distributions to shareholders from net investment income	(13,272,490)	(14,113,486)
Distributions to shareholders from net realized gain	(612,576)	(241,945)
Total distributions	(13,885,066)	(14,355,431)
Share transactions - net increase (decrease)	539,097,228	183,087,632
Redemption fees	10,705	19,946
Total increase (decrease) in net assets	618,700,903	354,528,391

Net Assets
Beginning of period	957,048,389	602,519,998
End of period (including undistributed net investment income of $17,752,343 and undistributed net investment income of $11,865,416, respectively)	$ 1,575,749,292	$ 957,048,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.20
Net realized and unrealized gain (loss)	.61
Total from investment operations	.81
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.26
Total Return B, C, D	2.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A
Expenses net of fee waivers, if any	1.29% A
Expenses net of all reductions	1.28% A
Net investment income (loss)	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,873
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.60
Total from investment operations	.79
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.24
Total Return B, C, D	2.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A
Expenses net of fee waivers, if any	1.57% A
Expenses net of all reductions	1.56% A
Net investment income (loss)	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,971
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.60
Total from investment operations	.77
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.22
Total Return B, C, D	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A
Expenses net of fee waivers, if any	2.05% A
Expenses net of all reductions	2.05% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 847
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.60
Total from investment operations	.77
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.22
Total Return B, C, D	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A
Expenses net of fee waivers, if any	2.03% A
Expenses net of all reductions	2.02% A
Net investment income (loss)	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,725
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57
Income from Investment Operations
Net investment income (loss) D	.65 K	.61	.64	.48	.33	.52
Net realized and unrealized gain (loss)	2.25	7.87	2.45	(2.97)	2.50	5.16
Total from investment operations	2.90	8.48	3.09	(2.49)	2.83	5.68
Distributions from net investment income	(.52)	(.70)	(.60)	(.67)	(.52)	(.73)
Distributions from net realized gain	(.02)	(.01)	(.02)	-	-	-
Total distributions	(.54)	(.71)	(.61) J	(.67)	(.52)	(.73)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.28	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Total Return B, C	7.78%	28.71%	11.53%	(8.32)%	10.01%	25.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	1.06%	.83%	1.10%	1.12%	1.09%
Expenses net of fee waivers, if any	.96% A	1.05%	.83%	1.10%	1.12%	1.09%
Expenses net of all reductions	.95% A	1.02%	.80%	1.06%	1.04%	1.04%
Net investment income (loss)	3.37% A, K	1.82%	2.33%	1.56%	1.15%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,530,029	$ 957,048	$ 602,520	$ 621,778	$ 802,527	$ 2,845,423
Portfolio turnover rate F	42% A, H	59%	127%	117%	136%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share. K Investment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.23%.

Financial Highlights - Institutional Class

Period ended April 30, 2014 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.22
Net realized and unrealized gain (loss)	.60
Total from investment operations	.82
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 40.27
Total Return B, C	2.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A
Expenses net of fee waivers, if any	.95% A
Expenses net of all reductions	.95% A
Net investment income (loss)	4.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,303
Portfolio turnover rate F	42% A, I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched shares of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Europe on March 18, 2014. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,427,388
Gross unrealized depreciation	(14,703,900)
Net unrealized appreciation (depreciation) on securities and other investments	$ 272,723,488
Tax cost	$ 1,386,023,492

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (93,431,388)
2017	(258,236,120)
Total	$ (351,667,508)

The Fund acquired $249,261,426 of capital loss carryforwards from Fidelity Europe Capital Appreciation Fund and $15,642,563 of capital loss carryforwards from Fidelity Advisor Europe Capital Appreciation Fund when they merged into the Fund in March 2014. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 and $1,543,568 per year, respectively. As a result, at least $171,472,601 of the Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

In addition, due to large redemptions in a prior period, $258,236,120 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $707,563,948 and $240,954,830, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,149	$ 104
Class T	.25%	.25%	4,708	4,708
Class B	.75%	.25%	931	931
Class C	.75%	.25%	8,028	8,028
			$ 18,816	$ 13,771

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,017
Class T	286
Class B*	1
Class C*	139
$ 1,443

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,579.26
Class T	2,891.30
Class B	286.30
Class C	2,245.27
Europe	1,011,103.18
Institutional Class	1,612.17
	$ 1,023,716

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $86 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $948 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388,772. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,233 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,274.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Europe	$ 13,272,490	$ 14,113,486
From net realized gain
Europe	$ 612,576	$ 241,945

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014 A	Year ended October 31, 2013	Six months ended April 30, 2014 A	Year ended October 31, 2013
Class A
Shares sold	22,165	-	$ 878,312	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	483,084	-	18,719,498	-
Shares redeemed	(11,600)	-	(457,962)	-
Net increase (decrease)	493,649	-	$ 19,139,848	$ -
Class T
Shares sold	6,629	-	$ 261,625	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	218,383	-	8,462,341	-
Shares redeemed	(2,091)	-	(82,897)	-
Net increase (decrease)	222,921	-	$ 8,641,069	$ -
Class B
Shares sold	2,631	-	$ 103,799	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	19,997	-	774,699	-
Shares redeemed	(1,562)	-	(61,281)	-
Net increase (decrease)	21,066	-	$ 817,217	$ -
Class C
Shares sold	13,179	-	$ 523,189	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	183,082	-	7,092,587	-
Shares redeemed	(4,186)	-	(166,237)	-
Net increase (decrease)	192,075	-	$ 7,449,539	$ -

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014 A	Year ended October 31, 2013	Six months ended April 30, 2014 A	Year ended October 31, 2013
Europe
Shares sold	6,344,620	9,813,431	$ 246,559,501	$ 335,694,105
Issued in exchange for shares of Fidelity Europe Capital Appreciation Fund	9,559,313	-	370,423,391	-
Reinvestment of distributions	358,728	448,718	13,351,865	13,676,925
Shares redeemed	(3,513,438)	(5,011,867)	(135,264,987)	(166,283,398)
Net increase (decrease)	12,749,223	5,250,282	$ 495,069,770	$ 183,087,632
Institutional Class
Shares sold	4,544	-	$ 179,538	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	214,439	-	8,309,529	-
Shares redeemed	(12,823)	-	(509,282)	-
Net increase (decrease)	206,160	-	$ 7,979,785	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period March 18, 2014 (commencement of sale of shares) to April 30, 2014.

11. Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized depreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 23,581,742
Total net realized gain (loss)	40,592,255
Total change in net unrealized appreciation (depreciation)	43,775,564
Net increase (decrease) in net assets resulting from operations	$ 107,949,561

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since March 21, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Europe Capital Appreciation Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	03/18/14	03/17/14	$0.123	$0.000

Class T	03/18/14	03/17/14	$0.115	$0.000

Class B	03/18/14	03/17/14	$0.098	$0.000

Class C	03/18/14	03/17/14	$0.098	$0.000

Class A designates 3% and 1%; Class T designates 4% and 1%; Class B designates 27% and 1%; and Class C designates 6% and 1%; of the dividends distributed in December, 2013 and March, 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B, and Class C designates 100% of the dividends distributed in December, 2013 and March, 2014, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Class A	12/09/13	$0.1316	$0.0136
	03/18/14	$0.0589	$0.0047
Class T	12/09/13	$0.0946	$0.0136
	03/18/14	$0.0552	$0.0047
Class B	12/09/13	$0.0156	$0.0136
	03/18/14	$0.0474	$0.0047
Class C	12/09/13	$0.0696	$0.0136
	03/18/14	$0.0474	$0.0047

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AEUF-USAN-0614
1.9585994.100

Fidelity Advisor®

Europe Fund -

Institutional Class

Semiannual Report

April 30, 2014

Institutional Class is a class
of Fidelity® Europe Fund

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014) for Europe, and for the period (March 18, 2014 to April 30, 2014) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2014	Expenses Paid During Period
Class A	1.29%
Actual		$ 1,000.00	$ 1,020.50	$ 1.57 C
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46 D
Class T	1.57%
Actual		$ 1,000.00	$ 1,020.00	$ 1.91 C
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85 D
Class B	2.05%
Actual		$ 1,000.00	$ 1,019.50	$ 2.50 C
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24 D
Class C	2.03%
Actual		$ 1,000.00	$ 1,019.50	$ 2.47 C
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14 D
Europe	.96%
Actual		$ 1,000.00	$ 1,077.80	$ 4.95 C
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81 D
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,020.80	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one- half year period) for Europe, and multiplied by 44/365 (to reflect the period March 18, 2014 to April 30, 2014) for Class A, Class T, Class B, Class C and Institutional Class.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom	30.4%
Germany	14.5%
France	13.4%
Switzerland	11.7%
United States of America*	4.2%
Sweden	3.4%
Ireland	3.0%
Italy	2.9%
Belgium	2.9%
Other	13.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom	30.5%
France	14.7%
Germany	13.2%
Switzerland	12.8%
United States of America*	4.7%
Italy	3.5%
Finland	3.0%
Ireland	2.9%
Belgium	2.8%
Other	11.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	97.3
Short-Term Investments and Net Other Assets (Liabilities)	2.8	2.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	3.7	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2	3.3
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	2.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2	2.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.1	2.1
Bayer AG (Germany, Pharmaceuticals)	1.8	1.7
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.7	1.5
BASF AG (Germany, Chemicals)	1.7	1.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.6
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.8
	22.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	19.9
Consumer Staples	13.8	15.9
Consumer Discretionary	13.5	14.9
Industrials	13.5	15.1
Health Care	12.3	11.5
Materials	8.5	6.5
Energy	7.9	6.9
Telecommunication Services	3.0	3.5
Information Technology	1.6	2.3
Utilities	1.0	0.8

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Austria - 1.1%
Andritz AG	137,700	$ 8,546,089
Erste Group Bank AG	248,647	8,344,593
TOTAL AUSTRIA		16,890,682
Bailiwick of Jersey - 0.3%
Informa PLC	578,372	4,709,772
Belgium - 2.9%
Anheuser-Busch InBev SA NV	240,100	26,169,914
KBC Groupe SA	176,345	10,742,680
UCB SA	106,800	8,755,305
TOTAL BELGIUM		45,667,899
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	36,485	991,297
Canada - 0.9%
First Quantum Minerals Ltd.	212,900	4,240,324
Suncor Energy, Inc.	253,700	9,786,448
TOTAL CANADA		14,026,772
Denmark - 2.5%
Coloplast A/S Series B	101,200	8,491,019
Novo Nordisk A/S Series B	548,300	24,885,154
Vestas Wind Systems A/S (a)	143,800	6,382,796
TOTAL DENMARK		39,758,969
Finland - 2.2%
Amer Group PLC (A Shares)	299,800	6,189,002
Kesko Oyj	147,300	6,016,260
Raisio Group PLC (V Shares)	744,500	4,864,875
Rakentajain Konevuokraamo Oyj (B Shares)	313,690	6,984,925
Sampo Oyj (A Shares) (d)	215,700	10,710,207
TOTAL FINLAND		34,765,269
France - 13.4%
Atos Origin SA	92,211	7,961,017
AXA SA	646,600	16,842,311
BNP Paribas SA	321,916	24,166,076
Bureau Veritas SA	346,800	10,584,926
Christian Dior SA (d)	106,595	21,909,100
GDF Suez	641,150	16,166,653
Ipsos SA	181,300	7,027,652
Kering SA (d)	52,800	11,676,382
Legrand SA	187,650	12,105,635
Numericable Group SA (a)	99,200	4,734,304
Publicis Groupe SA	130,891	11,149,726
Rexel SA	374,252	9,449,777
Technip SA	109,400	12,309,041
Total SA (a)	624,600	44,686,517
TOTAL FRANCE		210,769,117

	Shares	Value
Germany - 13.1%
adidas AG	95,900	$ 10,235,295
BASF AG	233,733	27,053,803
Bayer AG (d)	206,700	28,676,525
Beiersdorf AG	78,200	7,839,543
CompuGroup Medical AG	259,600	6,918,598
Continental AG (d)	54,600	12,790,271
CTS Eventim AG	120,897	7,698,644
Daimler AG (Germany)	267,562	24,770,319
Deutsche Boerse AG	131,800	9,652,796
Deutsche Post AG	367,777	13,845,238
Deutsche Wohnen AG (a)	390,089	8,171,969
GEA Group AG	183,375	8,203,299
HeidelbergCement Finance AG	124,334	10,784,373
KION Group AG	168,478	7,963,452
Linde AG	77,700	16,110,276
MLP AG	866,000	5,887,081
TOTAL GERMANY		206,601,482
Ireland - 3.0%
Actavis PLC (a)	33,000	6,742,890
CRH PLC	426,700	12,422,772
DCC PLC (United Kingdom)	149,700	7,666,013
Greencore Group PLC	1,417,530	6,249,057
Kingspan Group PLC (United Kingdom)	387,000	7,275,055
Ryanair Holdings PLC sponsored ADR (a)	125,900	6,733,132
TOTAL IRELAND		47,088,919
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	138,300	6,757,338
Italy - 2.9%
Astaldi SpA	747,500	8,088,944
Azimut Holding SpA	191,200	5,955,117
Banca Popolare dell'Emilia Romagna (a)(d)	328,100	3,771,245
MARR SpA	448,069	8,671,718
Prada SpA	636,500	5,081,853
Prysmian SpA	296,800	7,716,485
World Duty Free SpA (a)	485,624	6,504,868
TOTAL ITALY		45,790,230
Netherlands - 2.5%
ING Groep NV (Certificaten Van Aandelen) (a)	1,119,000	15,995,955
Koninklijke Philips Electronics NV	409,600	13,112,603
Royal DSM NV	133,300	9,557,377
TOTAL NETHERLANDS		38,665,935
Norway - 1.4%
DNB ASA	578,600	10,230,113
Telenor ASA	522,800	12,268,997
TOTAL NORWAY		22,499,110
Common Stocks - continued
	Shares	Value
South Africa - 0.4%
Naspers Ltd. Class N	63,700	$ 6,006,407
Spain - 1.8%
Criteria CaixaCorp SA	2,006,638	12,221,362
Hispania Activos Inmobiliarios SA (a)	356,700	5,017,959
Repsol YPF SA	439,967	11,841,532
TOTAL SPAIN		29,080,853
Sweden - 3.4%
AF AB (B Shares)	186,388	6,736,363
Investment AB Kinnevik (B Shares)	213,500	7,502,807
Nordea Bank AB	1,169,800	16,902,388
Svenska Handelsbanken AB (A Shares)	262,700	13,183,078
Swedish Match Co. AB	262,200	8,988,401
TOTAL SWEDEN		53,313,037
Switzerland - 11.7%
Aryzta AG	112,960	10,428,360
Baloise Holdings AG	66,620	8,099,466
Nestle SA	751,836	58,105,107
Partners Group Holding AG	30,301	8,290,513
Roche Holding AG (participation certificate)	170,679	50,068,052
Schindler Holding AG (participation certificate)	52,076	8,059,029
Syngenta AG (Switzerland)	34,489	13,657,356
UBS AG	247,396	5,174,010
UBS AG (NY Shares)	705,900	14,760,369
Vontobel Holdings AG	200,247	7,838,324
TOTAL SWITZERLAND		184,480,586
United Kingdom - 30.4%
Aberdeen Asset Management PLC	1,324,157	9,765,567
Associated British Foods PLC	189,286	9,495,033
AstraZeneca PLC sponsored ADR	73,100	5,778,555
Babcock International Group PLC	408,200	8,229,106
Babcock International Group PLC rights 5/6/14 (a)	157,000	1,060,315
Barclays PLC	5,754,420	24,571,658
BG Group PLC	1,088,700	22,021,170
BHP Billiton PLC	838,806	27,231,323
Brit PLC (a)	1,544,900	5,549,391
British American Tobacco PLC (United Kingdom)	601,000	34,704,739
BT Group PLC	2,593,900	16,192,809
Bunzl PLC	330,000	9,366,061
Compass Group PLC	823,400	13,095,953
Dechra Pharmaceuticals PLC	515,500	6,005,554
Diageo PLC	674,607	20,669,835
Elementis PLC	1,483,000	6,943,307
Exova Group Ltd. PLC (a)	100	372

	Shares	Value
Galliford Try PLC	293,110	$ 5,879,257
GlaxoSmithKline PLC	1,172,741	32,403,494
HSBC Holdings PLC (United Kingdom)	967,294	9,883,445
ICAP PLC	1,157,901	8,095,655
IMI PLC	280,638	7,107,438
ITV PLC	3,296,200	10,128,853
Jazztel PLC (a)	589,100	9,039,204
Kingfisher PLC	1,598,500	11,284,132
London Stock Exchange Group PLC	265,700	8,128,775
Meggitt PLC	959,097	7,719,391
Mondi PLC	402,400	6,675,225
Next PLC	95,000	10,457,950
Prudential PLC	994,030	22,851,892
Rolls-Royce Group PLC	813,401	14,420,136
Royal & Sun Alliance Insurance Group PLC	5,731,825	9,498,578
Royal Dutch Shell PLC Class B (United Kingdom)	591,435	25,112,928
Schroders PLC	176,500	7,616,946
SIG PLC	1,842,708	5,958,002
Smith & Nephew PLC	651,032	10,151,641
Spectris PLC	183,400	6,889,769
St. James's Place Capital PLC	469,300	6,101,219
Taylor Wimpey PLC	2,604,174	4,621,129
Unite Group PLC	1,184,916	8,452,586
Vodafone Group PLC	2,682,825	10,185,644
William Hill PLC	88	527
TOTAL UNITED KINGDOM		479,344,564
United States of America - 1.4%
Colgate-Palmolive Co.	99,525	6,698,033
Oracle Corp.	214,600	8,772,848
Philip Morris International, Inc.	77,300	6,603,739
TOTAL UNITED STATES OF AMERICA		22,074,620
TOTAL COMMON STOCKS (Cost $1,239,006,129)		1,509,282,858
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG	80,500	21,677,413
United Kingdom - 0.0%
Rolls Royce Group PLC (C Shares)	269,473,203	454,978
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,673,784)		22,132,391
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	43,502,701	$ 43,502,701
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	83,829,030	83,829,030
TOTAL MONEY MARKET FUNDS (Cost $127,331,731)		127,331,731
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,383,011,644)		1,658,746,980
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(82,997,688)
NET ASSETS - 100%		$ 1,575,749,292
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,748
Fidelity Securities Lending Cash Central Fund	388,772
Total	$ 404,520
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,749,552	$ 211,749,552	$ -	$ -
Consumer Staples	215,504,614	75,855,019	139,649,595	-
Energy	125,757,636	55,958,191	69,799,445	-
Financials	349,976,131	271,499,171	78,476,960	-
Health Care	195,634,125	78,125,784	117,508,341	-
Industrials	209,648,817	196,536,214	13,112,603	-
Information Technology	24,614,931	24,614,931	-	-
Materials	134,676,136	81,364,685	53,311,451	-
Telecommunication Services	47,686,654	21,308,201	26,378,453	-
Utilities	16,166,653	16,166,653	-	-
Money Market Funds	127,331,731	127,331,731	-	-
Total Investments in Securities:	$ 1,658,746,980	$ 1,160,510,132	$ 498,236,848	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 31,518,838
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,696,282) - See accompanying schedule: Unaffiliated issuers (cost $1,255,679,913)	$ 1,531,415,249
Fidelity Central Funds (cost $127,331,731)	127,331,731
Total Investments (cost $1,383,011,644)		$ 1,658,746,980
Foreign currency held at value (cost $125,928)		125,986
Receivable for investments sold		3,904,010
Receivable for fund shares sold		1,765,000
Dividends receivable		7,562,476
Distributions receivable from Fidelity Central Funds		195,061
Prepaid expenses		694
Receivable from investment adviser for expense reductions		853
Other receivables		17,057
Total assets		1,672,318,117

Liabilities
Payable for investments purchased	$ 10,843,567
Payable for fund shares redeemed	545,254
Distributions payable	13
Accrued management fee	910,224
Distribution and service plan fees payable	14,670
Other affiliated payables	294,516
Other payables and accrued expenses	131,551
Collateral on securities loaned, at value	83,829,030
Total liabilities		96,568,825

Net Assets		$ 1,575,749,292
Net Assets consist of:
Paid in capital		$ 1,510,428,232
Undistributed net investment income		17,752,343
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(228,243,331)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		275,812,048
Net Assets		$ 1,575,749,292

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,873,414 ÷ 493,649 shares)	$ 40.26

Maximum offering price per share (100/94.25 of $40.26)	$ 42.72
Class T: Net Asset Value and redemption price per share ($8,971,264 ÷ 222,921 shares)	$ 40.24

Maximum offering price per share (100/96.50 of $40.24)	$ 41.70
Class B: Net Asset Value and offering price per share ($847,278 ÷ 21,066 shares)A	$ 40.22

Class C: Net Asset Value and offering price per share ($7,725,351 ÷ 192,075 shares)A	$ 40.22

Europe: Net Asset Value, offering price and redemption price per share ($1,530,029,010 ÷ 37,986,393 shares)	$ 40.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,302,975 ÷ 206,160 shares)	$ 40.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 19,433,154
Special dividends		6,523,242
Income from Fidelity Central Funds		404,520
Income before foreign taxes withheld		26,360,916
Less foreign taxes withheld		(1,755,969)
Total income		24,604,947

Expenses
Management fee Basic fee	$ 3,970,775
Performance adjustment	(2,811)
Transfer agent fees	1,023,716
Distribution and service plan fees	18,816
Accounting and security lending fees	262,594
Custodian fees and expenses	61,610
Independent trustees' compensation	2,736
Registration fees	53,559
Audit	53,218
Legal	5,508
Miscellaneous	27,322
Total expenses before reductions	5,477,043
Expense reductions	(31,513)	5,445,530
Net investment income (loss)		19,159,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,175,144
Foreign currency transactions	57,066
Total net realized gain (loss)		31,232,210
Change in net unrealized appreciation (depreciation) on: Investment securities	43,025,048
Assets and liabilities in foreign currencies	61,361
Total change in net unrealized appreciation (depreciation)		43,086,409
Net gain (loss)		74,318,619
Net increase (decrease) in net assets resulting from operations		$ 93,478,036

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,159,417	$ 13,406,222
Net realized gain (loss)	31,232,210	36,524,479
Change in net unrealized appreciation (depreciation)	43,086,409	135,845,543
Net increase (decrease) in net assets resulting from operations	93,478,036	185,776,244
Distributions to shareholders from net investment income	(13,272,490)	(14,113,486)
Distributions to shareholders from net realized gain	(612,576)	(241,945)
Total distributions	(13,885,066)	(14,355,431)
Share transactions - net increase (decrease)	539,097,228	183,087,632
Redemption fees	10,705	19,946
Total increase (decrease) in net assets	618,700,903	354,528,391

Net Assets
Beginning of period	957,048,389	602,519,998
End of period (including undistributed net investment income of $17,752,343 and undistributed net investment income of $11,865,416, respectively)	$ 1,575,749,292	$ 957,048,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.20
Net realized and unrealized gain (loss)	.61
Total from investment operations	.81
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.26
Total Return B, C, D	2.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A
Expenses net of fee waivers, if any	1.29% A
Expenses net of all reductions	1.28% A
Net investment income (loss)	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,873
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.60
Total from investment operations	.79
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.24
Total Return B, C, D	2.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A
Expenses net of fee waivers, if any	1.57% A
Expenses net of all reductions	1.56% A
Net investment income (loss)	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,971
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.60
Total from investment operations	.77
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.22
Total Return B, C, D	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A
Expenses net of fee waivers, if any	2.05% A
Expenses net of all reductions	2.05% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 847
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.60
Total from investment operations	.77
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.22
Total Return B, C, D	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A
Expenses net of fee waivers, if any	2.03% A
Expenses net of all reductions	2.02% A
Net investment income (loss)	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,725
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57
Income from Investment Operations
Net investment income (loss) D	.65 K	.61	.64	.48	.33	.52
Net realized and unrealized gain (loss)	2.25	7.87	2.45	(2.97)	2.50	5.16
Total from investment operations	2.90	8.48	3.09	(2.49)	2.83	5.68
Distributions from net investment income	(.52)	(.70)	(.60)	(.67)	(.52)	(.73)
Distributions from net realized gain	(.02)	(.01)	(.02)	-	-	-
Total distributions	(.54)	(.71)	(.61) J	(.67)	(.52)	(.73)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.28	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Total Return B, C	7.78%	28.71%	11.53%	(8.32)%	10.01%	25.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	1.06%	.83%	1.10%	1.12%	1.09%
Expenses net of fee waivers, if any	.96% A	1.05%	.83%	1.10%	1.12%	1.09%
Expenses net of all reductions	.95% A	1.02%	.80%	1.06%	1.04%	1.04%
Net investment income (loss)	3.37% A, K	1.82%	2.33%	1.56%	1.15%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,530,029	$ 957,048	$ 602,520	$ 621,778	$ 802,527	$ 2,845,423
Portfolio turnover rate F	42% A, H	59%	127%	117%	136%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share. K Investment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.23%.

Financial Highlights - Institutional Class

Period ended April 30, 2014 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.22
Net realized and unrealized gain (loss)	.60
Total from investment operations	.82
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 40.27
Total Return B, C	2.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A
Expenses net of fee waivers, if any	.95% A
Expenses net of all reductions	.95% A
Net investment income (loss)	4.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,303
Portfolio turnover rate F	42% A, I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched shares of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Europe on March 18, 2014. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,427,388
Gross unrealized depreciation	(14,703,900)
Net unrealized appreciation (depreciation) on securities and other investments	$ 272,723,488
Tax cost	$ 1,386,023,492

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (93,431,388)
2017	(258,236,120)
Total	$ (351,667,508)

The Fund acquired $249,261,426 of capital loss carryforwards from Fidelity Europe Capital Appreciation Fund and $15,642,563 of capital loss carryforwards from Fidelity Advisor Europe Capital Appreciation Fund when they merged into the Fund in March 2014. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 and $1,543,568 per year, respectively. As a result, at least $171,472,601 of the Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

In addition, due to large redemptions in a prior period, $258,236,120 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $707,563,948 and $240,954,830, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,149	$ 104
Class T	.25%	.25%	4,708	4,708
Class B	.75%	.25%	931	931
Class C	.75%	.25%	8,028	8,028
			$ 18,816	$ 13,771

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,017
Class T	286
Class B*	1
Class C*	139
$ 1,443

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,579.26
Class T	2,891.30
Class B	286.30
Class C	2,245.27
Europe	1,011,103.18
Institutional Class	1,612.17
	$ 1,023,716

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $86 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $948 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388,772. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,233 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,274.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Europe	$ 13,272,490	$ 14,113,486
From net realized gain
Europe	$ 612,576	$ 241,945

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014 A	Year ended October 31, 2013	Six months ended April 30, 2014 A	Year ended October 31, 2013
Class A
Shares sold	22,165	-	$ 878,312	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	483,084	-	18,719,498	-
Shares redeemed	(11,600)	-	(457,962)	-
Net increase (decrease)	493,649	-	$ 19,139,848	$ -
Class T
Shares sold	6,629	-	$ 261,625	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	218,383	-	8,462,341	-
Shares redeemed	(2,091)	-	(82,897)	-
Net increase (decrease)	222,921	-	$ 8,641,069	$ -
Class B
Shares sold	2,631	-	$ 103,799	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	19,997	-	774,699	-
Shares redeemed	(1,562)	-	(61,281)	-
Net increase (decrease)	21,066	-	$ 817,217	$ -
Class C
Shares sold	13,179	-	$ 523,189	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	183,082	-	7,092,587	-
Shares redeemed	(4,186)	-	(166,237)	-
Net increase (decrease)	192,075	-	$ 7,449,539	$ -

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014 A	Year ended October 31, 2013	Six months ended April 30, 2014 A	Year ended October 31, 2013
Europe
Shares sold	6,344,620	9,813,431	$ 246,559,501	$ 335,694,105
Issued in exchange for shares of Fidelity Europe Capital Appreciation Fund	9,559,313	-	370,423,391	-
Reinvestment of distributions	358,728	448,718	13,351,865	13,676,925
Shares redeemed	(3,513,438)	(5,011,867)	(135,264,987)	(166,283,398)
Net increase (decrease)	12,749,223	5,250,282	$ 495,069,770	$ 183,087,632
Institutional Class
Shares sold	4,544	-	$ 179,538	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	214,439	-	8,309,529	-
Shares redeemed	(12,823)	-	(509,282)	-
Net increase (decrease)	206,160	-	$ 7,979,785	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period March 18, 2014 (commencement of sale of shares) to April 30, 2014.

11. Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized depreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 23,581,742
Total net realized gain (loss)	40,592,255
Total change in net unrealized appreciation (depreciation)	43,775,564
Net increase (decrease) in net assets resulting from operations	$ 107,949,561

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since March 21, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Europe Capital Appreciation Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	03/18/14	03/17/14	$0.131	$0.000

Institutional Class designates 3% and 1%; of the dividends distributed in December, 2013 and March, 2014, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Institutional Class designates 100% of the dividends distributed in December, 2013 and March, 2014, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Institutional Class	12/09/13	$0.1576	$0.0136
	03/18/14	$0.0626	$0.0047

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AEUFI-USAN-0614
1.9586003.100

Fidelity Advisor®

Japan

Fund - Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 928.60	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.55%
Actual		$ 1,000.00	$ 927.90	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.02%
Actual		$ 1,000.00	$ 925.00	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,014.78	$ 10.09
Class C	1.94%
Actual		$ 1,000.00	$ 925.70	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Japan	.91%
Actual		$ 1,000.00	$ 929.80	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Institutional Class	.90%
Actual		$ 1,000.00	$ 930.60	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan	98.3%
United States of America*	1.2%
Korea (South)	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan	97.1%
United States of America*	2.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	97.1
Short-Term Investments and Net Other Assets (Liabilities)	1.2	2.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Japan Tobacco, Inc. (Tobacco)	5.8	0.0
Rakuten, Inc. (Internet & Catalog Retail)	4.2	0.0
East Japan Railway Co. (Road & Rail)	4.1	0.0
Astellas Pharma, Inc. (Pharmaceuticals)	4.0	0.0
Honda Motor Co. Ltd. (Automobiles)	4.0	3.8
Hoya Corp. (Electronic Equipment & Components)	3.8	0.0
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.5	4.9
SoftBank Corp. (Wireless Telecommunication Services)	3.4	0.0
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3.2	0.0
Mitsui & Co. Ltd. (Trading Companies & Distributors)	3.0	0.0
	39.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.9	25.4
Financials	18.8	20.3
Industrials	16.4	13.0
Information Technology	12.0	12.8
Telecommunication Services	8.5	3.2
Consumer Staples	7.5	2.1
Health Care	6.7	7.4
Materials	3.7	11.5
Energy	1.7	0.0
Utilities	1.6	1.4

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 1.6%
Bridgestone Corp.	208,200	$ 7,453,534
Automobiles - 9.7%
Honda Motor Co. Ltd.	557,800	18,510,415
Mazda Motor Corp.	1,633,000	7,299,663
Suzuki Motor Corp.	383,000	9,871,424
Toyota Motor Corp.	176,800	9,552,179
		45,233,681
Household Durables - 1.1%
Iida Group Holdings Co. Ltd. (a)	339,400	5,046,100
Internet & Catalog Retail - 4.2%
Rakuten, Inc.	1,496,900	19,356,402
Leisure Products - 0.9%
Sega Sammy Holdings, Inc.	213,800	4,299,631
Media - 0.8%
Fuji Media Holdings, Inc.	221,700	3,732,046
Multiline Retail - 3.6%
Don Quijote Holdings Co. Ltd.	139,300	7,330,503
Ryohin Keikaku Co. Ltd.	83,600	9,387,470
		16,717,973
TOTAL CONSUMER DISCRETIONARY		101,839,367
CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 1.7%
Seven & i Holdings Co., Ltd.	199,100	7,850,268
Tobacco - 5.8%
Japan Tobacco, Inc.	821,300	26,960,266
TOTAL CONSUMER STAPLES		34,810,534
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Modec, Inc. (d)	90,200	1,993,955
Oil, Gas & Consumable Fuels - 1.3%
INPEX Corp.	395,700	5,759,296
TOTAL ENERGY		7,753,251
FINANCIALS - 18.8%
Banks - 6.1%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	16,326,602
Mizuho Financial Group, Inc.	6,206,700	12,156,493
		28,483,095
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	558,000	4,175,380
Consumer Finance - 1.9%
ACOM Co. Ltd. (a)(d)	2,630,900	8,955,379

	Shares	Value
Diversified Financial Services - 3.0%
Japan Exchange Group, Inc.	80,500	$ 1,588,976
ORIX Corp.	860,800	12,436,070
		14,025,046
Insurance - 2.2%
Tokio Marine Holdings, Inc.	341,500	10,057,774
Real Estate Management & Development - 4.7%
AEON Mall Co. Ltd.	282,700	6,730,491
Mitsui Fudosan Co. Ltd.	507,000	14,981,631
		21,712,122
TOTAL FINANCIALS		87,408,796
HEALTH CARE - 6.7%
Health Care Providers & Services - 2.7%
Message Co. Ltd. (d)	243,700	7,806,695
Miraca Holdings, Inc.	104,100	4,510,813
		12,317,508
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	1,679,000	18,672,891
TOTAL HEALTH CARE		30,990,399
INDUSTRIALS - 16.4%
Construction & Engineering - 1.2%
Toshiba Plant Systems & Services Corp.	386,100	5,676,219
Electrical Equipment - 3.1%
Mitsubishi Electric Corp.	641,000	7,291,857
Sumitomo Electric Industries Ltd.	505,100	6,971,156
		14,263,013
Machinery - 3.4%
Komatsu Ltd.	358,700	7,897,243
Makita Corp.	142,400	7,549,352
		15,446,595
Road & Rail - 4.1%
East Japan Railway Co.	262,400	19,129,136
Trading Companies & Distributors - 4.6%
Mitsui & Co. Ltd.	985,900	13,973,386
Sumitomo Corp.	571,000	7,411,522
		21,384,908
TOTAL INDUSTRIALS		75,899,871
INFORMATION TECHNOLOGY - 12.0%
Electronic Equipment & Components - 9.0%
Azbil Corp.	207,200	4,695,871
Hitachi Ltd.	1,616,000	11,491,485
Hoya Corp.	599,300	17,668,022
Shimadzu Corp.	902,000	7,702,313
		41,557,691
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.4%
Kakaku.com, Inc.	627,200	$ 8,926,258
Naver Corp.	3,266	2,333,084
		11,259,342
Technology Hardware, Storage & Peripherals - 0.6%
Wacom Co. Ltd. (d)	409,400	2,679,010
TOTAL INFORMATION TECHNOLOGY		55,496,043
MATERIALS - 3.7%
Chemicals - 2.7%
JSR Corp.	289,800	4,748,031
Shin-Etsu Chemical Co., Ltd.	134,800	7,908,548
		12,656,579
Metals & Mining - 1.0%
Nippon Steel & Sumitomo Metal Corp.	1,777,000	4,658,248
TOTAL MATERIALS		17,314,827
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 2.2%
Nippon Telegraph & Telephone Corp.	180,400	10,010,897
Wireless Telecommunication Services - 6.3%
KDDI Corp.	252,800	13,456,621
SoftBank Corp.	212,300	15,761,305
		29,217,926
TOTAL TELECOMMUNICATION SERVICES		39,228,823

	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc. (a)	867,400	$ 7,262,624
TOTAL COMMON STOCKS (Cost $475,026,329)		458,004,535
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	185,092	185,092
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,411,903	13,411,903
TOTAL MONEY MARKET FUNDS (Cost $13,596,995)		13,596,995
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $488,623,324)		471,601,530
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,799,458)
NET ASSETS - 100%		$ 463,802,072
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,958
Fidelity Securities Lending Cash Central Fund	18,514
Total	$ 20,472
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,839,367	$ 73,776,773	$ 28,062,594	$ -
Consumer Staples	34,810,534	34,810,534	-	-
Energy	7,753,251	7,753,251	-	-
Financials	87,408,796	58,925,701	28,483,095	-
Health Care	30,990,399	30,990,399	-	-
Industrials	75,899,871	68,002,628	7,897,243	-
Information Technology	55,496,043	55,496,043	-	-
Materials	17,314,827	17,314,827	-	-
Telecommunication Services	39,228,823	29,217,926	10,010,897	-
Utilities	7,262,624	7,262,624	-	-
Money Market Funds	13,596,995	13,596,995	-	-
Total Investments in Securities:	$ 471,601,530	$ 397,147,701	$ 74,453,829	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 126,926,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,564,430) - See accompanying schedule: Unaffiliated issuers (cost $475,026,329)	$ 458,004,535
Fidelity Central Funds (cost $13,596,995)	13,596,995
Total Investments (cost $488,623,324)		$ 471,601,530
Receivable for investments sold		2,245,924
Receivable for fund shares sold		198,348
Dividends receivable		4,223,884
Distributions receivable from Fidelity Central Funds		6,035
Prepaid expenses		502
Other receivables		10,471
Total assets		478,286,694

Liabilities
Payable for fund shares redeemed	$ 663,120
Accrued management fee	235,087
Distribution and service plan fees payable	17,167
Other affiliated payables	100,576
Other payables and accrued expenses	56,769
Collateral on securities loaned, at value	13,411,903
Total liabilities		14,484,622

Net Assets		$ 463,802,072
Net Assets consist of:
Paid in capital		$ 679,475,444
Undistributed net investment income		2,200,058
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,835,017)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,038,413)
Net Assets		$ 463,802,072

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,368,378 ÷ 1,750,915 shares)	$ 11.06

Maximum offering price per share (100/94.25 of $11.06)	$ 11.73
Class T: Net Asset Value and redemption price per share ($4,499,701 ÷ 407,348 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($527,656 ÷ 47,532 shares)A	$ 11.10

Class C: Net Asset Value and offering price per share ($12,630,746 ÷ 1,144,564 shares)A	$ 11.04

Japan: Net Asset Value, offering price and redemption price per share ($410,968,002 ÷ 37,081,603 shares)	$ 11.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,807,589 ÷ 1,428,527 shares)	$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 5,165,951
Income from Fidelity Central Funds		20,472
Income before foreign taxes withheld		5,186,423
Less foreign taxes withheld		(515,819)
Total income		4,670,604

Expenses
Management fee Basic fee	$ 1,799,032
Performance adjustment	(238,894)
Transfer agent fees	501,133
Distribution and service plan fees	105,349
Accounting and security lending fees	132,617
Custodian fees and expenses	34,741
Independent trustees' compensation	1,055
Registration fees	68,740
Audit	36,802
Legal	1,222
Interest	1,495
Miscellaneous	13,989
Total expenses before reductions	2,457,281
Expense reductions	(1,146)	2,456,135
Net investment income (loss)		2,214,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,455,489)
Foreign currency transactions	(227,828)
Total net realized gain (loss)		(2,683,317)
Change in net unrealized appreciation (depreciation) on: Investment securities	(36,094,909)
Assets and liabilities in foreign currencies	(24,795)
Total change in net unrealized appreciation (depreciation)		(36,119,704)
Net gain (loss)		(38,803,021)
Net increase (decrease) in net assets resulting from operations		$ (36,588,552)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,214,469	$ 5,017,815
Net realized gain (loss)	(2,683,317)	22,342,026
Change in net unrealized appreciation (depreciation)	(36,119,704)	92,633,788
Net increase (decrease) in net assets resulting from operations	(36,588,552)	119,993,629
Distributions to shareholders from net investment income	(4,561,447)	(5,641,978)
Distributions to shareholders from net realized gain	(402,380)	(3,106,863)
Total distributions	(4,963,827)	(8,748,841)
Share transactions - net increase (decrease)	(34,104,465)	51,180,009
Redemption fees	78,244	461,366
Total increase (decrease) in net assets	(75,578,600)	162,886,163

Net Assets
Beginning of period	539,380,672	376,494,509
End of period (including undistributed net investment income of $2,200,058 and undistributed net investment income of $4,547,036, respectively)	$ 463,802,072	$ 539,380,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.08	.09	.09
Net realized and unrealized gain (loss)	(.88)	2.80	(.15)	(1.39)
Total from investment operations	(.85)	2.88	(.06)	(1.30)
Distributions from net investment income	(.08)	(.11)	(.13)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.06	$ 12.00	$ 9.30	$ 9.54
Total Return B, C, D	(7.14)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A	1.26%	1.42%	1.20% A
Expenses net of fee waivers, if any	1.25% A	1.26%	1.38%	1.20% A
Expenses net of all reductions	1.25% A	1.25%	1.36%	1.16% A
Net investment income (loss)	.57% A	.75%	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,368	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.05	.06	.07
Net realized and unrealized gain (loss)	(.88)	2.78	(.13)	(1.40)
Total from investment operations	(.86)	2.83	(.07)	(1.33)
Distributions from net investment income	(.04)	(.08)	(.11)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.05	$ 11.96	$ 9.28	$ 9.51
Total Return B, C, D	(7.21)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.55%	1.70%	1.48% A
Expenses net of fee waivers, if any	1.55% A	1.55%	1.66%	1.48% A
Expenses net of all reductions	1.55% A	1.53%	1.64%	1.44% A
Net investment income (loss)	.27% A	.46%	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,500	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	.02	.02
Net realized and unrealized gain (loss)	(.89)	2.80	(.14)	(1.39)
Total from investment operations	(.90)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	(.04)	-
Distributions from net realized gain	-	(.07)	(.05)	-
Total distributions	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.10	$ 12.00	$ 9.26	$ 9.47
Total Return B, C, D	(7.50)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.02%	2.17%	1.95% A
Expenses net of fee waivers, if any	2.02% A	2.02%	2.13%	1.95% A
Expenses net of all reductions	2.02% A	2.01%	2.11%	1.91% A
Net investment income (loss)	(.20)% A	(.02)%	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 528	$ 874	$ 1,012	$ 1,458
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	.02	.03
Net realized and unrealized gain (loss)	(.88)	2.79	(.14)	(1.39)
Total from investment operations	(.89)	2.79	(.12)	(1.36)
Distributions from net investment income	(.03)	(.01)	(.06)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.04	$ 11.96	$ 9.25	$ 9.48
Total Return B, C, D	(7.43)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.97%	2.15%	1.92% A
Expenses net of fee waivers, if any	1.94% A	1.97%	2.11%	1.92% A
Expenses net of all reductions	1.94% A	1.95%	2.09%	1.88% A
Net investment income (loss)	(.12)% A	.04%	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,631	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Income from Investment Operations
Net investment income (loss) D	.05	.12	.12	.15	.10	.08
Net realized and unrealized gain (loss)	(.89)	2.79	(.14)	(.75)	.61	1.04
Total from investment operations	(.84)	2.91	(.02)	(.60)	.71	1.12
Distributions from net investment income	(.11)	(.15)	(.16)	(.20)	(.07)	(.11)
Distributions from net realized gain	(.01)	(.08)	(.05)	(.21)	(.10)	(.01)
Total distributions	(.11) J	(.23)	(.21)	(.41)	(.17)	(.12)
Redemption fees added to paid in capital D	- I	.01	- I	.01	- I	- I
Net asset value, end of period	$ 11.08	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Total Return B, C	(7.02)%	31.92%	(.19)%	(6.00)%	7.12%	12.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.93%	1.09%	.86%	.93%	.90%
Expenses net of fee waivers, if any	.91% A	.93%	1.06%	.84%	.93%	.90%
Expenses net of all reductions	.91% A	.91%	1.04%	.80%	.93%	.89%
Net investment income (loss)	.91% A	1.08%	1.26%	1.38%	.97%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,968	$ 480,773	$ 353,550	$ 450,417	$ 649,316	$ 944,902
Portfolio turnover rate F	195% A	68%	52%	134% H	43%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05	.13	.12	.13
Net realized and unrealized gain (loss)	(.88)	2.78	(.14)	(1.40)
Total from investment operations	(.83)	2.91	(.02)	(1.27)
Distributions from net investment income	(.12)	(.15)	(.17)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	.01	- J	.01
Net asset value, end of period	$ 11.07	$ 12.02	$ 9.33	$ 9.57
Total Return B, C	(6.94)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.90%	1.03%	.79% A
Expenses net of fee waivers, if any	.90% A	.90%	1.01%	.79% A
Expenses net of all reductions	.90% A	.88%	.99%	.75% A
Net investment income (loss)	.92% A	1.11%	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,808	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rate F	195% A	68%	52%	134% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,885,232
Gross unrealized depreciation	(34,415,329)
Net unrealized appreciation (depreciation) on securities and other investments	$ (23,530,097)

Tax cost	$ 495,131,627

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(60,951,366)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	$ (190,515,854)

Due to large redemptions in a prior period, $161,303,179 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $495,051,433 and $522,491,570, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,693	$ 8,492
Class T	.25%	.25%	12,724	2,568
Class B	.75%	.25%	3,516	2,963
Class C	.75%	.25%	63,416	46,458
			$ 105,349	$ 60,481

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,058
Class T	765
Class B*	3,797
Class C*	4,617
$ 28,237

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,366.28
Class T	8,313.33
Class B	1,049.30
Class C	13,937.22
Japan	433,688.19
Institutional Class	15,780.18
	$ 501,133

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,055,500.32%		$ 1,495

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $491 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Semiannual Report

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,514. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,146.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 141,802	$ 106,946
Class T	19,055	32,766
Class C	25,435	8,397
Class B	-	-
Japan	4,169,355	5,470,176
Institutional Class	205,800	23,693
Total	$ 4,561,447	$ 5,641,978
From net realized gain
Class A	$ 15,756	$ 79,705
Class T	3,988	33,186
Class B	-	6,644
Class C	9,157	55,283
Japan	357,373	2,919,891
Institutional Class	16,106	12,154
Total	$ 402,380	$ 3,106,863
10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	429,589	1,327,321	$ 5,038,956	$ 15,043,376
Reinvestment of distributions	11,439	17,701	136,237	165,861
Shares redeemed	(399,903)	(655,691)	(4,640,800)	(7,373,829)
Net increase (decrease)	41,125	689,331	$ 534,393	$ 7,835,408
Class T
Shares sold	38,505	195,003	$ 450,793	$ 2,164,942
Reinvestment of distributions	1,875	6,834	22,328	64,034
Shares redeemed	(80,770)	(178,171)	(929,510)	(1,988,129)
Net increase (decrease)	(40,390)	23,666	$ (456,389)	$ 240,847
Class B
Shares sold	818	14,757	$ 10,000	$ 173,151
Reinvestment of distributions	-	463	-	4,366
Shares redeemed	(26,123)	(51,705)	(303,943)	(551,755)
Net increase (decrease)	(25,305)	(36,485)	$ (293,943)	$ (374,238)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	336,840	526,927	$ 3,934,750	$ 5,994,932
Reinvestment of distributions	2,168	5,172	25,821	48,618
Shares redeemed	(183,182)	(302,151)	(2,103,942)	(3,208,131)
Net increase (decrease)	155,826	229,948	$ 1,856,629	$ 2,835,419
Japan
Shares sold	2,507,308	14,062,957	$ 29,518,071	$ 157,503,214
Reinvestment of distributions	370,099	872,770	4,407,882	8,177,855
Shares redeemed	(5,767,251)	(12,837,219)	(66,699,043)	(141,848,609)
Net increase (decrease)	(2,889,844)	2,098,508	$ (32,773,090)	$ 23,832,460
Institutional Class
Shares sold	422,686	1,891,907	$ 4,885,972	$ 21,220,551
Reinvestment of distributions	13,570	2,940	161,488	27,514
Shares redeemed	(674,553)	(387,518)	(8,019,525)	(4,437,952)
Net increase (decrease)	(238,297)	1,507,329	$ (2,972,065)	$ 16,810,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 40% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AJPNA-USAN-0614
1.917400.103

Fidelity Advisor®

Japan

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Japan Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 928.60	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.55%
Actual		$ 1,000.00	$ 927.90	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.02%
Actual		$ 1,000.00	$ 925.00	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,014.78	$ 10.09
Class C	1.94%
Actual		$ 1,000.00	$ 925.70	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Japan	.91%
Actual		$ 1,000.00	$ 929.80	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Institutional Class	.90%
Actual		$ 1,000.00	$ 930.60	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan	98.3%
United States of America*	1.2%
Korea (South)	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan	97.1%
United States of America*	2.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	97.1
Short-Term Investments and Net Other Assets (Liabilities)	1.2	2.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Japan Tobacco, Inc. (Tobacco)	5.8	0.0
Rakuten, Inc. (Internet & Catalog Retail)	4.2	0.0
East Japan Railway Co. (Road & Rail)	4.1	0.0
Astellas Pharma, Inc. (Pharmaceuticals)	4.0	0.0
Honda Motor Co. Ltd. (Automobiles)	4.0	3.8
Hoya Corp. (Electronic Equipment & Components)	3.8	0.0
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.5	4.9
SoftBank Corp. (Wireless Telecommunication Services)	3.4	0.0
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3.2	0.0
Mitsui & Co. Ltd. (Trading Companies & Distributors)	3.0	0.0
	39.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.9	25.4
Financials	18.8	20.3
Industrials	16.4	13.0
Information Technology	12.0	12.8
Telecommunication Services	8.5	3.2
Consumer Staples	7.5	2.1
Health Care	6.7	7.4
Materials	3.7	11.5
Energy	1.7	0.0
Utilities	1.6	1.4

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 1.6%
Bridgestone Corp.	208,200	$ 7,453,534
Automobiles - 9.7%
Honda Motor Co. Ltd.	557,800	18,510,415
Mazda Motor Corp.	1,633,000	7,299,663
Suzuki Motor Corp.	383,000	9,871,424
Toyota Motor Corp.	176,800	9,552,179
		45,233,681
Household Durables - 1.1%
Iida Group Holdings Co. Ltd. (a)	339,400	5,046,100
Internet & Catalog Retail - 4.2%
Rakuten, Inc.	1,496,900	19,356,402
Leisure Products - 0.9%
Sega Sammy Holdings, Inc.	213,800	4,299,631
Media - 0.8%
Fuji Media Holdings, Inc.	221,700	3,732,046
Multiline Retail - 3.6%
Don Quijote Holdings Co. Ltd.	139,300	7,330,503
Ryohin Keikaku Co. Ltd.	83,600	9,387,470
		16,717,973
TOTAL CONSUMER DISCRETIONARY		101,839,367
CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 1.7%
Seven & i Holdings Co., Ltd.	199,100	7,850,268
Tobacco - 5.8%
Japan Tobacco, Inc.	821,300	26,960,266
TOTAL CONSUMER STAPLES		34,810,534
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Modec, Inc. (d)	90,200	1,993,955
Oil, Gas & Consumable Fuels - 1.3%
INPEX Corp.	395,700	5,759,296
TOTAL ENERGY		7,753,251
FINANCIALS - 18.8%
Banks - 6.1%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	16,326,602
Mizuho Financial Group, Inc.	6,206,700	12,156,493
		28,483,095
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	558,000	4,175,380
Consumer Finance - 1.9%
ACOM Co. Ltd. (a)(d)	2,630,900	8,955,379

	Shares	Value
Diversified Financial Services - 3.0%
Japan Exchange Group, Inc.	80,500	$ 1,588,976
ORIX Corp.	860,800	12,436,070
		14,025,046
Insurance - 2.2%
Tokio Marine Holdings, Inc.	341,500	10,057,774
Real Estate Management & Development - 4.7%
AEON Mall Co. Ltd.	282,700	6,730,491
Mitsui Fudosan Co. Ltd.	507,000	14,981,631
		21,712,122
TOTAL FINANCIALS		87,408,796
HEALTH CARE - 6.7%
Health Care Providers & Services - 2.7%
Message Co. Ltd. (d)	243,700	7,806,695
Miraca Holdings, Inc.	104,100	4,510,813
		12,317,508
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	1,679,000	18,672,891
TOTAL HEALTH CARE		30,990,399
INDUSTRIALS - 16.4%
Construction & Engineering - 1.2%
Toshiba Plant Systems & Services Corp.	386,100	5,676,219
Electrical Equipment - 3.1%
Mitsubishi Electric Corp.	641,000	7,291,857
Sumitomo Electric Industries Ltd.	505,100	6,971,156
		14,263,013
Machinery - 3.4%
Komatsu Ltd.	358,700	7,897,243
Makita Corp.	142,400	7,549,352
		15,446,595
Road & Rail - 4.1%
East Japan Railway Co.	262,400	19,129,136
Trading Companies & Distributors - 4.6%
Mitsui & Co. Ltd.	985,900	13,973,386
Sumitomo Corp.	571,000	7,411,522
		21,384,908
TOTAL INDUSTRIALS		75,899,871
INFORMATION TECHNOLOGY - 12.0%
Electronic Equipment & Components - 9.0%
Azbil Corp.	207,200	4,695,871
Hitachi Ltd.	1,616,000	11,491,485
Hoya Corp.	599,300	17,668,022
Shimadzu Corp.	902,000	7,702,313
		41,557,691
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.4%
Kakaku.com, Inc.	627,200	$ 8,926,258
Naver Corp.	3,266	2,333,084
		11,259,342
Technology Hardware, Storage & Peripherals - 0.6%
Wacom Co. Ltd. (d)	409,400	2,679,010
TOTAL INFORMATION TECHNOLOGY		55,496,043
MATERIALS - 3.7%
Chemicals - 2.7%
JSR Corp.	289,800	4,748,031
Shin-Etsu Chemical Co., Ltd.	134,800	7,908,548
		12,656,579
Metals & Mining - 1.0%
Nippon Steel & Sumitomo Metal Corp.	1,777,000	4,658,248
TOTAL MATERIALS		17,314,827
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 2.2%
Nippon Telegraph & Telephone Corp.	180,400	10,010,897
Wireless Telecommunication Services - 6.3%
KDDI Corp.	252,800	13,456,621
SoftBank Corp.	212,300	15,761,305
		29,217,926
TOTAL TELECOMMUNICATION SERVICES		39,228,823

	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc. (a)	867,400	$ 7,262,624
TOTAL COMMON STOCKS (Cost $475,026,329)		458,004,535
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	185,092	185,092
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,411,903	13,411,903
TOTAL MONEY MARKET FUNDS (Cost $13,596,995)		13,596,995
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $488,623,324)		471,601,530
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,799,458)
NET ASSETS - 100%		$ 463,802,072
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,958
Fidelity Securities Lending Cash Central Fund	18,514
Total	$ 20,472
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,839,367	$ 73,776,773	$ 28,062,594	$ -
Consumer Staples	34,810,534	34,810,534	-	-
Energy	7,753,251	7,753,251	-	-
Financials	87,408,796	58,925,701	28,483,095	-
Health Care	30,990,399	30,990,399	-	-
Industrials	75,899,871	68,002,628	7,897,243	-
Information Technology	55,496,043	55,496,043	-	-
Materials	17,314,827	17,314,827	-	-
Telecommunication Services	39,228,823	29,217,926	10,010,897	-
Utilities	7,262,624	7,262,624	-	-
Money Market Funds	13,596,995	13,596,995	-	-
Total Investments in Securities:	$ 471,601,530	$ 397,147,701	$ 74,453,829	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 126,926,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,564,430) - See accompanying schedule: Unaffiliated issuers (cost $475,026,329)	$ 458,004,535
Fidelity Central Funds (cost $13,596,995)	13,596,995
Total Investments (cost $488,623,324)		$ 471,601,530
Receivable for investments sold		2,245,924
Receivable for fund shares sold		198,348
Dividends receivable		4,223,884
Distributions receivable from Fidelity Central Funds		6,035
Prepaid expenses		502
Other receivables		10,471
Total assets		478,286,694

Liabilities
Payable for fund shares redeemed	$ 663,120
Accrued management fee	235,087
Distribution and service plan fees payable	17,167
Other affiliated payables	100,576
Other payables and accrued expenses	56,769
Collateral on securities loaned, at value	13,411,903
Total liabilities		14,484,622

Net Assets		$ 463,802,072
Net Assets consist of:
Paid in capital		$ 679,475,444
Undistributed net investment income		2,200,058
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,835,017)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,038,413)
Net Assets		$ 463,802,072

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,368,378 ÷ 1,750,915 shares)	$ 11.06

Maximum offering price per share (100/94.25 of $11.06)	$ 11.73
Class T: Net Asset Value and redemption price per share ($4,499,701 ÷ 407,348 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($527,656 ÷ 47,532 shares)A	$ 11.10

Class C: Net Asset Value and offering price per share ($12,630,746 ÷ 1,144,564 shares)A	$ 11.04

Japan: Net Asset Value, offering price and redemption price per share ($410,968,002 ÷ 37,081,603 shares)	$ 11.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,807,589 ÷ 1,428,527 shares)	$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 5,165,951
Income from Fidelity Central Funds		20,472
Income before foreign taxes withheld		5,186,423
Less foreign taxes withheld		(515,819)
Total income		4,670,604

Expenses
Management fee Basic fee	$ 1,799,032
Performance adjustment	(238,894)
Transfer agent fees	501,133
Distribution and service plan fees	105,349
Accounting and security lending fees	132,617
Custodian fees and expenses	34,741
Independent trustees' compensation	1,055
Registration fees	68,740
Audit	36,802
Legal	1,222
Interest	1,495
Miscellaneous	13,989
Total expenses before reductions	2,457,281
Expense reductions	(1,146)	2,456,135
Net investment income (loss)		2,214,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,455,489)
Foreign currency transactions	(227,828)
Total net realized gain (loss)		(2,683,317)
Change in net unrealized appreciation (depreciation) on: Investment securities	(36,094,909)
Assets and liabilities in foreign currencies	(24,795)
Total change in net unrealized appreciation (depreciation)		(36,119,704)
Net gain (loss)		(38,803,021)
Net increase (decrease) in net assets resulting from operations		$ (36,588,552)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,214,469	$ 5,017,815
Net realized gain (loss)	(2,683,317)	22,342,026
Change in net unrealized appreciation (depreciation)	(36,119,704)	92,633,788
Net increase (decrease) in net assets resulting from operations	(36,588,552)	119,993,629
Distributions to shareholders from net investment income	(4,561,447)	(5,641,978)
Distributions to shareholders from net realized gain	(402,380)	(3,106,863)
Total distributions	(4,963,827)	(8,748,841)
Share transactions - net increase (decrease)	(34,104,465)	51,180,009
Redemption fees	78,244	461,366
Total increase (decrease) in net assets	(75,578,600)	162,886,163

Net Assets
Beginning of period	539,380,672	376,494,509
End of period (including undistributed net investment income of $2,200,058 and undistributed net investment income of $4,547,036, respectively)	$ 463,802,072	$ 539,380,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.08	.09	.09
Net realized and unrealized gain (loss)	(.88)	2.80	(.15)	(1.39)
Total from investment operations	(.85)	2.88	(.06)	(1.30)
Distributions from net investment income	(.08)	(.11)	(.13)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.06	$ 12.00	$ 9.30	$ 9.54
Total Return B, C, D	(7.14)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A	1.26%	1.42%	1.20% A
Expenses net of fee waivers, if any	1.25% A	1.26%	1.38%	1.20% A
Expenses net of all reductions	1.25% A	1.25%	1.36%	1.16% A
Net investment income (loss)	.57% A	.75%	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,368	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.05	.06	.07
Net realized and unrealized gain (loss)	(.88)	2.78	(.13)	(1.40)
Total from investment operations	(.86)	2.83	(.07)	(1.33)
Distributions from net investment income	(.04)	(.08)	(.11)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.05	$ 11.96	$ 9.28	$ 9.51
Total Return B, C, D	(7.21)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.55%	1.70%	1.48% A
Expenses net of fee waivers, if any	1.55% A	1.55%	1.66%	1.48% A
Expenses net of all reductions	1.55% A	1.53%	1.64%	1.44% A
Net investment income (loss)	.27% A	.46%	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,500	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	.02	.02
Net realized and unrealized gain (loss)	(.89)	2.80	(.14)	(1.39)
Total from investment operations	(.90)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	(.04)	-
Distributions from net realized gain	-	(.07)	(.05)	-
Total distributions	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.10	$ 12.00	$ 9.26	$ 9.47
Total Return B, C, D	(7.50)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.02%	2.17%	1.95% A
Expenses net of fee waivers, if any	2.02% A	2.02%	2.13%	1.95% A
Expenses net of all reductions	2.02% A	2.01%	2.11%	1.91% A
Net investment income (loss)	(.20)% A	(.02)%	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 528	$ 874	$ 1,012	$ 1,458
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	.02	.03
Net realized and unrealized gain (loss)	(.88)	2.79	(.14)	(1.39)
Total from investment operations	(.89)	2.79	(.12)	(1.36)
Distributions from net investment income	(.03)	(.01)	(.06)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.04	$ 11.96	$ 9.25	$ 9.48
Total Return B, C, D	(7.43)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.97%	2.15%	1.92% A
Expenses net of fee waivers, if any	1.94% A	1.97%	2.11%	1.92% A
Expenses net of all reductions	1.94% A	1.95%	2.09%	1.88% A
Net investment income (loss)	(.12)% A	.04%	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,631	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Income from Investment Operations
Net investment income (loss) D	.05	.12	.12	.15	.10	.08
Net realized and unrealized gain (loss)	(.89)	2.79	(.14)	(.75)	.61	1.04
Total from investment operations	(.84)	2.91	(.02)	(.60)	.71	1.12
Distributions from net investment income	(.11)	(.15)	(.16)	(.20)	(.07)	(.11)
Distributions from net realized gain	(.01)	(.08)	(.05)	(.21)	(.10)	(.01)
Total distributions	(.11) J	(.23)	(.21)	(.41)	(.17)	(.12)
Redemption fees added to paid in capital D	- I	.01	- I	.01	- I	- I
Net asset value, end of period	$ 11.08	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Total Return B, C	(7.02)%	31.92%	(.19)%	(6.00)%	7.12%	12.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.93%	1.09%	.86%	.93%	.90%
Expenses net of fee waivers, if any	.91% A	.93%	1.06%	.84%	.93%	.90%
Expenses net of all reductions	.91% A	.91%	1.04%	.80%	.93%	.89%
Net investment income (loss)	.91% A	1.08%	1.26%	1.38%	.97%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,968	$ 480,773	$ 353,550	$ 450,417	$ 649,316	$ 944,902
Portfolio turnover rate F	195% A	68%	52%	134% H	43%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05	.13	.12	.13
Net realized and unrealized gain (loss)	(.88)	2.78	(.14)	(1.40)
Total from investment operations	(.83)	2.91	(.02)	(1.27)
Distributions from net investment income	(.12)	(.15)	(.17)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	.01	- J	.01
Net asset value, end of period	$ 11.07	$ 12.02	$ 9.33	$ 9.57
Total Return B, C	(6.94)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.90%	1.03%	.79% A
Expenses net of fee waivers, if any	.90% A	.90%	1.01%	.79% A
Expenses net of all reductions	.90% A	.88%	.99%	.75% A
Net investment income (loss)	.92% A	1.11%	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,808	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rate F	195% A	68%	52%	134% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,885,232
Gross unrealized depreciation	(34,415,329)
Net unrealized appreciation (depreciation) on securities and other investments	$ (23,530,097)

Tax cost	$ 495,131,627

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(60,951,366)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	$ (190,515,854)

Due to large redemptions in a prior period, $161,303,179 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $495,051,433 and $522,491,570, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,693	$ 8,492
Class T	.25%	.25%	12,724	2,568
Class B	.75%	.25%	3,516	2,963
Class C	.75%	.25%	63,416	46,458
			$ 105,349	$ 60,481

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,058
Class T	765
Class B*	3,797
Class C*	4,617
$ 28,237

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,366.28
Class T	8,313.33
Class B	1,049.30
Class C	13,937.22
Japan	433,688.19
Institutional Class	15,780.18
	$ 501,133

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,055,500.32%		$ 1,495

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $491 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Semiannual Report

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,514. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,146.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 141,802	$ 106,946
Class T	19,055	32,766
Class C	25,435	8,397
Class B	-	-
Japan	4,169,355	5,470,176
Institutional Class	205,800	23,693
Total	$ 4,561,447	$ 5,641,978
From net realized gain
Class A	$ 15,756	$ 79,705
Class T	3,988	33,186
Class B	-	6,644
Class C	9,157	55,283
Japan	357,373	2,919,891
Institutional Class	16,106	12,154
Total	$ 402,380	$ 3,106,863

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	429,589	1,327,321	$ 5,038,956	$ 15,043,376
Reinvestment of distributions	11,439	17,701	136,237	165,861
Shares redeemed	(399,903)	(655,691)	(4,640,800)	(7,373,829)
Net increase (decrease)	41,125	689,331	$ 534,393	$ 7,835,408
Class T
Shares sold	38,505	195,003	$ 450,793	$ 2,164,942
Reinvestment of distributions	1,875	6,834	22,328	64,034
Shares redeemed	(80,770)	(178,171)	(929,510)	(1,988,129)
Net increase (decrease)	(40,390)	23,666	$ (456,389)	$ 240,847
Class B
Shares sold	818	14,757	$ 10,000	$ 173,151
Reinvestment of distributions	-	463	-	4,366
Shares redeemed	(26,123)	(51,705)	(303,943)	(551,755)
Net increase (decrease)	(25,305)	(36,485)	$ (293,943)	$ (374,238)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	336,840	526,927	$ 3,934,750	$ 5,994,932
Reinvestment of distributions	2,168	5,172	25,821	48,618
Shares redeemed	(183,182)	(302,151)	(2,103,942)	(3,208,131)
Net increase (decrease)	155,826	229,948	$ 1,856,629	$ 2,835,419
Japan
Shares sold	2,507,308	14,062,957	$ 29,518,071	$ 157,503,214
Reinvestment of distributions	370,099	872,770	4,407,882	8,177,855
Shares redeemed	(5,767,251)	(12,837,219)	(66,699,043)	(141,848,609)
Net increase (decrease)	(2,889,844)	2,098,508	$ (32,773,090)	$ 23,832,460
Institutional Class
Shares sold	422,686	1,891,907	$ 4,885,972	$ 21,220,551
Reinvestment of distributions	13,570	2,940	161,488	27,514
Shares redeemed	(674,553)	(387,518)	(8,019,525)	(4,437,952)
Net increase (decrease)	(238,297)	1,507,329	$ (2,972,065)	$ 16,810,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 40% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AJPNI-USAN-0614
1.917383.103

Fidelity Advisor®

Latin America Fund -

Class A, Class T, Class B, and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are
classes of Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.38%
Actual		$ 1,000.00	$ 947.50	$ 6.66
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.65%
Actual		$ 1,000.00	$ 946.20	$ 7.96
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.13%
Actual		$ 1,000.00	$ 943.90	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.13%
Actual		$ 1,000.00	$ 944.00	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Latin America	1.08%
Actual		$ 1,000.00	$ 948.70	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.04%
Actual		$ 1,000.00	$ 949.50	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Brazil	48.1%
Mexico	20.6%
Chile	12.0%
Colombia	9.5%
Peru	3.5%
United States of America*	2.2%
Spain	1.2%
France	0.9%
Panama	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Brazil	50.1%
Mexico	19.3%
Chile	14.0%
Colombia	8.8%
Peru	3.3%
United States of America*	2.7%
Spain	0.9%
France	0.5%
Panama	0.2%
Other	0.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.3	0.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	6.6	5.9
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	5.5	7.7
Ambev SA sponsored ADR (Brazil, Beverages)	5.0	0.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.7	6.4
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	3.2	2.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	3.1	3.1
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.7	1.2
Compania de Minas Buenaventura SA sponsored ADR (Peru, Metals & Mining)	2.6	2.6
Inversiones Argos SA (Colombia, Construction Materials)	2.5	2.5
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.5	3.8
	38.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.9	22.8
Consumer Staples	23.5	24.5
Telecommunication Services	11.7	13.5
Materials	10.0	10.8
Energy	9.1	12.6
Industrials	6.1	5.4
Consumer Discretionary	4.9	5.1
Information Technology	3.1	1.0
Utilities	2.4	3.6
Health Care	1.0	0.0

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.3%
	Shares	Value
Brazil - 18.3%
Banco Bradesco SA	364,500	$ 5,598,890
BB Seguridade Participacoes SA	1,320,400	15,473,507
BTG Pactual Participations Ltd. unit	1,286,800	17,561,307
CCR SA	2,007,400	15,709,891
Cielo SA	1,510,900	26,765,579
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	960,500	9,097,773
Cyrela Brazil Realty SA	478,500	2,901,366
Embraer SA	153,400	1,326,405
Estacio Participacoes SA	1,616,000	17,306,909
Fleury SA	1,261,700	8,465,089
Hypermarcas SA	615,300	4,533,862
Industrias Romi SA	2,256,600	5,110,811
M. Dias Branco SA	244,100	10,551,119
Multiplus SA	807,700	10,334,648
Petroleo Brasileiro SA - Petrobras (ON)	619,728	4,344,141
Souza Cruz SA	2,994,000	27,324,992
TIM Participacoes SA	1,933,395	10,491,795
Tractebel Energia SA	417,675	6,211,505
Vale SA sponsored ADR	544,093	7,192,909
TOTAL BRAZIL		206,302,498
Chile - 10.8%
Aguas Andinas SA	8,409,186	5,187,792
Banco de Chile	65,951,092	8,473,924
Banco de Chile sponsored ADR	114,754	8,878,517
Banco Santander Chile sponsored ADR (d)	422,409	10,251,866
CAP SA	554,946	8,320,428
Compania Cervecerias Unidas SA	1,912,232	22,570,407
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,853,521	22,754,499
Inversiones La Construccion SA	927,850	12,209,526
LATAM Airlines Group SA	270,677	4,130,276
LATAM Airlines Group SA sponsored ADR (d)	907,712	13,915,225
Sociedad Matriz SAAM SA	58,746,810	4,747,596
TOTAL CHILE		121,440,056
Colombia - 9.1%
Bolsa de Valores de Colombia	586,230,591	6,266,204
Cemex Latam Holdings SA (a)	831,972	7,681,427
Ecopetrol SA	7,209,273	13,420,306
Empresa de Telecomunicaciones de Bogota	40,032,169	9,157,534
Grupo Aval Acciones y Valores SA	2,710,997	1,840,859
Grupo de Inversiones Suramerica SA	1,833,342	35,766,062
Inversiones Argos SA	2,562,204	28,207,629
TOTAL COLOMBIA		102,340,021
France - 0.9%
Carrefour SA (d)	254,146	9,883,082

	Shares	Value
Mexico - 20.6%
America Movil S.A.B. de CV:
Series L	5,073,400	$ 5,103,357
Series L sponsored ADR	2,843,973	57,106,978
CEMEX S.A.B. de CV sponsored ADR (d)	82,891	1,047,742
Consorcio ARA S.A.B. de CV (a)	23,993,705	10,545,474
Controladora Commercial Mexicana S.A.B. de CV unit	1,738,815	6,467,351
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	379,405	34,438,592
Gruma S.A.B. de CV Series B (a)	1,236,609	10,924,864
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	115,800	6,982,740
Grupo Financiero Inbursa S.A.B. de CV Series O	10,637,219	27,205,392
Grupo Financiero Santander Mexico S.A.B. de CV	3,772,955	8,971,862
Grupo Televisa SA de CV (CPO) sponsored ADR	185,400	6,082,974
Industrias Penoles SA de CV	302,213	7,034,677
Infraestructura Energetica Nova S.A.B. de CV (d)	1,223,900	6,372,671
Medica Sur SA de CV	724,471	2,464,234
Megacable Holdings S.A.B. de CV unit	2,272,829	9,014,702
Qualitas Controladora S.A.B. de CV	2,101,200	6,005,149
Wal-Mart de Mexico SA de CV Series V (d)	10,513,248	26,582,962
TOTAL MEXICO		232,351,721
Panama - 0.8%
Banco Latinoamericano de Comercio Exterior SA Series E	330,370	8,497,116
Peru - 3.5%
Alicorp SA Class C	3,514,904	10,641,740
Compania de Minas Buenaventura SA sponsored ADR	2,247,036	29,211,468
TOTAL PERU		39,853,208
Puerto Rico - 0.7%
EVERTEC, Inc.	336,774	7,927,660
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	647,764	7,978,992
Prosegur Compania de Seguridad SA (Reg.)	896,154	6,005,039
TOTAL SPAIN		13,984,031
Switzerland - 0.2%
ABB Ltd. (Reg.)	96,120	2,314,194
United Kingdom - 0.3%
Cable & Wireless PLC	3,534,400	3,150,830
Common Stocks - continued
	Shares	Value
United States of America - 0.9%
BPZ Energy, Inc. (a)(d)	3,060,350	$ 8,262,945
First Cash Financial Services, Inc. (a)	43,966	2,144,222
TOTAL UNITED STATES OF AMERICA		10,407,167
TOTAL COMMON STOCKS (Cost $643,864,591)		758,451,584
Nonconvertible Preferred Stocks - 31.4%

Brazil - 29.8%
Ambev SA sponsored ADR	7,703,247	55,848,541
Banco Bradesco SA (PN)	1,262,417	18,791,174
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	329,225	15,577,189
sponsored ADR	308,170	14,656,565
Embraer SA sponsored ADR	268,634	9,241,010
Forjas Taurus SA	1,098,900	512,549
Itau Unibanco Holding SA	3,919,750	64,691,920
Itau Unibanco Holding SA sponsored ADR	589,925	9,651,173
Itausa-Investimentos Itau SA (PN)	4,599,921	20,217,166
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	7,115,471	52,877,387
sponsored ADR (d)	1,700,586	23,604,134
Telefonica Brasil SA	1,177,413	24,733,726
Vale SA:
(PN-A)	1,777,600	21,062,537
(PN-A) sponsored ADR	323,775	3,843,209
TOTAL BRAZIL		335,308,280
Chile - 1.2%
Embotelladora Andina SA:
Class A	1,321,447	4,238,897
Class B	2,207,046	8,878,954
TOTAL CHILE		13,117,851

	Shares	Value
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,897,449	$ 1,959,985
Grupo de Inversiones Suramerica SA	161,141	3,178,594
TOTAL COLOMBIA		5,138,579
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $210,828,951)		353,564,710
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	6,453,651	6,453,651
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	34,759,555	34,759,555
TOTAL MONEY MARKET FUNDS (Cost $41,213,206)		41,213,206
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $895,906,748)		1,153,229,500
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(26,568,110)
NET ASSETS - 100%		$ 1,126,661,390
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,966
Fidelity Securities Lending Cash Central Fund	119,649
Total	$ 122,615
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,186,073	$ 56,186,073	$ -	$ -
Consumer Staples	263,119,117	263,119,117	-	-
Energy	102,508,913	102,508,913	-	-
Financials	301,613,407	293,634,415	7,978,992	-
Health Care	10,929,323	10,929,323	-	-
Industrials	69,995,736	67,681,542	2,314,194	-
Information Technology	34,693,239	34,693,239	-	-
Materials	113,602,026	113,602,026	-	-
Telecommunication Services	132,498,719	132,498,719	-	-
Utilities	26,869,741	26,869,741	-	-
Money Market Funds	41,213,206	41,213,206	-	-
Total Investments in Securities:	$ 1,153,229,500	$ 1,142,936,314	$ 10,293,186	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,288,931) - See accompanying schedule: Unaffiliated issuers (cost $854,693,542)	$ 1,112,016,294
Fidelity Central Funds (cost $41,213,206)	41,213,206
Total Investments (cost $895,906,748)		$ 1,153,229,500
Cash		967,488
Foreign currency held at value (cost $755,488)		755,440
Receivable for investments sold		8,236,342
Receivable for fund shares sold		674,290
Dividends receivable		3,752,972
Distributions receivable from Fidelity Central Funds		32,714
Other receivables		8,199
Total assets		1,167,656,945

Liabilities
Payable for investments purchased	$ 3,602,035
Payable for fund shares redeemed	1,304,652
Accrued management fee	657,943
Distribution and service plan fees payable	25,937
Other affiliated payables	275,656
Other payables and accrued expenses	369,777
Collateral on securities loaned, at value	34,759,555
Total liabilities		40,995,555

Net Assets		$ 1,126,661,390
Net Assets consist of:
Paid in capital		$ 800,425,138
Undistributed net investment income		10,478,331
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,556,276
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		257,201,645
Net Assets		$ 1,126,661,390

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,580,274 ÷ 1,253,261 shares)	$ 31.58

Maximum offering price per share (100/94.25 of $31.58)	$ 33.51
Class T: Net Asset Value and redemption price per share ($10,481,871 ÷ 331,284 shares)	$ 31.64

Maximum offering price per share (100/96.50 of $31.64)	$ 32.79
Class B: Net Asset Value and offering price per share ($2,968,714 ÷ 93,198 shares)A	$ 31.85

Class C: Net Asset Value and offering price per share ($12,780,934 ÷ 402,373 shares)A	$ 31.76

Latin America: Net Asset Value, offering price and redemption price per share ($1,057,004,804 ÷ 33,488,902 shares)	$ 31.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,844,793 ÷ 121,816 shares)	$ 31.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 24,775,226
Income from Fidelity Central Funds		122,615
Income before foreign taxes withheld		24,897,841
Less foreign taxes withheld		(3,249,838)
Total income		21,648,003

Expenses
Management fee	$ 4,050,940
Transfer agent fees	1,467,258
Distribution and service plan fees	159,294
Accounting and security lending fees	272,103
Custodian fees and expenses	374,664
Independent trustees' compensation	2,373
Registration fees	53,185
Audit	39,614
Legal	3,401
Interest	1,108
Miscellaneous	4,419
Total expenses before reductions	6,428,359
Expense reductions	(21,544)	6,406,815
Net investment income (loss)		15,241,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,405,238
Foreign currency transactions	(900,481)
Total net realized gain (loss)		59,504,757
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $45,220)	(156,985,650)
Assets and liabilities in foreign currencies	240,947
Total change in net unrealized appreciation (depreciation)		(156,744,703)
Net gain (loss)		(97,239,946)
Net increase (decrease) in net assets resulting from operations		$ (81,998,758)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,241,188	$ 36,522,207
Net realized gain (loss)	59,504,757	270,423,636
Change in net unrealized appreciation (depreciation)	(156,744,703)	(468,204,656)
Net increase (decrease) in net assets resulting from operations	(81,998,758)	(161,258,813)
Distributions to shareholders from net investment income	(23,599,176)	(45,716,095)
Distributions to shareholders from net realized gain	(209,492,273)	(164,648,488)
Total distributions	(233,091,449)	(210,364,583)
Share transactions - net increase (decrease)	30,666,042	(626,013,705)
Redemption fees	88,767	218,753
Total increase (decrease) in net assets	(284,335,398)	(997,418,348)

Net Assets
Beginning of period	1,410,996,788	2,408,415,136
End of period (including undistributed net investment income of $10,478,331 and undistributed net investment income of $18,836,319, respectively)	$ 1,126,661,390	$ 1,410,996,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.37	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(2.68)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(2.31)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.58	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total Return B, C, D	(5.25)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.37%	1.35%	1.34%	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37%	1.35%	1.34%	1.37% A
Expenses net of all reductions	1.38% A	1.35%	1.35%	1.34%	1.34% A
Net investment income (loss)	2.37% A	1.66%	1.80%	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,580	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.33	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(2.69)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(2.36)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.64	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total Return B, C, D	(5.38)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.63%	1.61%	1.61%	1.63% A
Expenses net of fee waivers, if any	1.65% A	1.63%	1.61%	1.61%	1.63% A
Expenses net of all reductions	1.64% A	1.61%	1.61%	1.61%	1.60% A
Net investment income (loss)	2.11% A	1.40%	1.54%	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,482	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.26	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(2.69)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(2.43)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.85	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total Return B, C, D	(5.61)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.12%	2.10%	2.10%	2.12% A
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	2.10%	2.12% A
Expenses net of all reductions	2.13% A	2.10%	2.10%	2.10%	2.10% A
Net investment income (loss)	1.62% A	.91%	1.05%	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,969	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.26	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(2.68)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(2.42)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.76	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total Return B, C, D	(5.60)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.12%	2.10%	2.08%	2.09% A
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	2.08%	2.09% A
Expenses net of all reductions	2.13% A	2.10%	2.10%	2.08%	2.07% A
Net investment income (loss)	1.62% A	.91%	1.06%	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,781	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Income from Investment Operations
Net investment income (loss) D	.42	.87	1.09	1.34	1.07	.72
Net realized and unrealized gain (loss)	(2.70)	(4.74)	(3.67)	(5.88)	11.00	18.32
Total from investment operations	(2.28)	(3.87)	(2.58)	(4.54)	12.07	19.04
Distributions from net investment income	(.71)	(.98)	(.82)	(.29)	(1.49)	(.46)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	(.39)	-
Total distributions	(6.96)	(4.43)	(.82)	(.49)	(1.88)	(.46)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.02	.02
Net asset value, end of period	$ 31.56	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Total Return B, C	(5.13)%	(8.63)%	(4.91)%	(7.96)%	25.91%	67.88%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of fee waivers, if any	1.08% A	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of all reductions	1.08% A	1.03%	1.02%	1.00%	1.01%	1.05%
Net investment income (loss)	2.67% A	1.99%	2.14%	2.39%	2.10%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057,005	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748
Portfolio turnover rate F	26% A	23%	23%	11%	56% H	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.43	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(2.68)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(2.25)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.56	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total Return B, C, D	(5.05)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.03%	1.04%	1.04%	1.08% A
Expenses net of fee waivers, if any	1.04% A	1.03%	1.04%	1.04%	1.08% A
Expenses net of all reductions	1.04% A	1.01%	1.04%	1.04%	1.06% A
Net investment income (loss)	2.71% A	2.00%	2.12%	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,845	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 352,843,675
Gross unrealized depreciation	(95,735,869)
Net unrealized appreciation (depreciation) on securities and other investments	$ 257,107,806

Tax cost	$ 896,121,694

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $153,218,021 and $344,847,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,201	$ 15,850
Class T	.25%	.25%	27,008	9,118
Class B	.75%	.25%	17,560	15,046
Class C	.75%	.25%	64,525	19,345
			$ 159,294	$ 59,359

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,568
Class T	1,580
Class B*	4,192
Class C*	961
$ 15,301

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 59,941.30
Class T	17,016.32
Class B	5,244.30
Class C	19,210.30
Latin America	1,361,727.25
Institutional Class	4,120.21
	$ 1,467,258

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,208 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,153,200.30%		$ 429

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,649. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,039,286. The weighted average interest rate was .58%. The interest expense amounted to $679 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,373 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,171.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 667,095	$ 1,098,761
Class T	136,327	245,683
Class B	12,098	57,649
Class C	60,991	192,218
Latin America	22,631,305	43,971,155
Institutional Class	91,360	150,629
Total	$ 23,599,176	$ 45,716,095
From net realized gain
Class A	$ 7,249,224	$ 4,828,947
Class T	1,918,455	1,341,152
Class B	684,975	641,573
Class C	2,282,110	1,868,040
Latin America	196,577,505	155,430,816
Institutional Class	780,004	537,960
Total	$ 209,492,273	$ 164,648,488

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	150,966	232,318	$ 4,630,848	$ 10,075,611
Reinvestment of distributions	229,379	119,230	7,071,806	5,315,278
Shares redeemed	(317,483)	(584,100)	(9,905,785)	(25,288,174)
Net increase (decrease)	62,862	(232,552)	$ 1,796,869	$ (9,897,285)
Class T
Shares sold	20,679	46,221	$ 649,525	$ 2,015,673
Reinvestment of distributions	65,609	34,933	2,028,651	1,559,775
Shares redeemed	(67,332)	(164,385)	(2,064,637)	(7,142,972)
Net increase (decrease)	18,956	(83,231)	$ 613,539	$ (3,567,524)
Class B
Shares sold	860	1,849	$ 26,800	$ 84,642
Reinvestment of distributions	18,939	13,236	590,702	592,836
Shares redeemed	(43,864)	(92,657)	(1,377,702)	(4,084,874)
Net increase (decrease)	(24,065)	(77,572)	$ (760,200)	$ (3,407,396)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	65,258	46,994	$ 2,036,104	$ 2,021,869
Reinvestment of distributions	69,412	42,623	2,158,721	1,907,392
Shares redeemed	(106,356)	(277,980)	(3,352,868)	(12,111,471)
Net increase (decrease)	28,314	(188,363)	$ 841,957	$ (8,182,210)
Latin America
Shares sold	2,278,196	3,510,227	$ 71,284,559	$ 154,033,223
Reinvestment of distributions	6,820,938	4,304,957	209,950,213	191,785,822
Shares redeemed	(8,083,044)	(21,678,292)	(252,974,033)	(945,202,869)
Net increase (decrease)	1,016,090	(13,863,108)	$ 28,260,739	$ (599,383,824)
Institutional Class
Shares sold	70,610	62,065	$ 2,214,205	$ 2,723,553
Reinvestment of distributions	21,472	11,511	660,491	512,716
Shares redeemed	(96,043)	(109,367)	(2,961,558)	(4,811,735)
Net increase (decrease)	(3,961)	(35,791)	$ (86,862)	$ (1,575,466)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAA-USAN-0614
1.917420.103

Fidelity Advisor®

Latin America Fund -

Institutional Class

(Fidelity Cover Art)

Semiannual Report

April 30, 2014

Institutional Class is a class of
Fidelity® Latin America Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.38%
Actual		$ 1,000.00	$ 947.50	$ 6.66
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.65%
Actual		$ 1,000.00	$ 946.20	$ 7.96
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.13%
Actual		$ 1,000.00	$ 943.90	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.13%
Actual		$ 1,000.00	$ 944.00	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Latin America	1.08%
Actual		$ 1,000.00	$ 948.70	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.04%
Actual		$ 1,000.00	$ 949.50	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Brazil	48.1%
Mexico	20.6%
Chile	12.0%
Colombia	9.5%
Peru	3.5%
United States of America*	2.2%
Spain	1.2%
France	0.9%
Panama	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Brazil	50.1%
Mexico	19.3%
Chile	14.0%
Colombia	8.8%
Peru	3.3%
United States of America*	2.7%
Spain	0.9%
France	0.5%
Panama	0.2%
Other	0.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.3	0.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	6.6	5.9
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	5.5	7.7
Ambev SA sponsored ADR (Brazil, Beverages)	5.0	0.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.7	6.4
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	3.2	2.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	3.1	3.1
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.7	1.2
Compania de Minas Buenaventura SA sponsored ADR (Peru, Metals & Mining)	2.6	2.6
Inversiones Argos SA (Colombia, Construction Materials)	2.5	2.5
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.5	3.8
	38.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.9	22.8
Consumer Staples	23.5	24.5
Telecommunication Services	11.7	13.5
Materials	10.0	10.8
Energy	9.1	12.6
Industrials	6.1	5.4
Consumer Discretionary	4.9	5.1
Information Technology	3.1	1.0
Utilities	2.4	3.6
Health Care	1.0	0.0

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.3%
	Shares	Value
Brazil - 18.3%
Banco Bradesco SA	364,500	$ 5,598,890
BB Seguridade Participacoes SA	1,320,400	15,473,507
BTG Pactual Participations Ltd. unit	1,286,800	17,561,307
CCR SA	2,007,400	15,709,891
Cielo SA	1,510,900	26,765,579
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	960,500	9,097,773
Cyrela Brazil Realty SA	478,500	2,901,366
Embraer SA	153,400	1,326,405
Estacio Participacoes SA	1,616,000	17,306,909
Fleury SA	1,261,700	8,465,089
Hypermarcas SA	615,300	4,533,862
Industrias Romi SA	2,256,600	5,110,811
M. Dias Branco SA	244,100	10,551,119
Multiplus SA	807,700	10,334,648
Petroleo Brasileiro SA - Petrobras (ON)	619,728	4,344,141
Souza Cruz SA	2,994,000	27,324,992
TIM Participacoes SA	1,933,395	10,491,795
Tractebel Energia SA	417,675	6,211,505
Vale SA sponsored ADR	544,093	7,192,909
TOTAL BRAZIL		206,302,498
Chile - 10.8%
Aguas Andinas SA	8,409,186	5,187,792
Banco de Chile	65,951,092	8,473,924
Banco de Chile sponsored ADR	114,754	8,878,517
Banco Santander Chile sponsored ADR (d)	422,409	10,251,866
CAP SA	554,946	8,320,428
Compania Cervecerias Unidas SA	1,912,232	22,570,407
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,853,521	22,754,499
Inversiones La Construccion SA	927,850	12,209,526
LATAM Airlines Group SA	270,677	4,130,276
LATAM Airlines Group SA sponsored ADR (d)	907,712	13,915,225
Sociedad Matriz SAAM SA	58,746,810	4,747,596
TOTAL CHILE		121,440,056
Colombia - 9.1%
Bolsa de Valores de Colombia	586,230,591	6,266,204
Cemex Latam Holdings SA (a)	831,972	7,681,427
Ecopetrol SA	7,209,273	13,420,306
Empresa de Telecomunicaciones de Bogota	40,032,169	9,157,534
Grupo Aval Acciones y Valores SA	2,710,997	1,840,859
Grupo de Inversiones Suramerica SA	1,833,342	35,766,062
Inversiones Argos SA	2,562,204	28,207,629
TOTAL COLOMBIA		102,340,021
France - 0.9%
Carrefour SA (d)	254,146	9,883,082

	Shares	Value
Mexico - 20.6%
America Movil S.A.B. de CV:
Series L	5,073,400	$ 5,103,357
Series L sponsored ADR	2,843,973	57,106,978
CEMEX S.A.B. de CV sponsored ADR (d)	82,891	1,047,742
Consorcio ARA S.A.B. de CV (a)	23,993,705	10,545,474
Controladora Commercial Mexicana S.A.B. de CV unit	1,738,815	6,467,351
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	379,405	34,438,592
Gruma S.A.B. de CV Series B (a)	1,236,609	10,924,864
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	115,800	6,982,740
Grupo Financiero Inbursa S.A.B. de CV Series O	10,637,219	27,205,392
Grupo Financiero Santander Mexico S.A.B. de CV	3,772,955	8,971,862
Grupo Televisa SA de CV (CPO) sponsored ADR	185,400	6,082,974
Industrias Penoles SA de CV	302,213	7,034,677
Infraestructura Energetica Nova S.A.B. de CV (d)	1,223,900	6,372,671
Medica Sur SA de CV	724,471	2,464,234
Megacable Holdings S.A.B. de CV unit	2,272,829	9,014,702
Qualitas Controladora S.A.B. de CV	2,101,200	6,005,149
Wal-Mart de Mexico SA de CV Series V (d)	10,513,248	26,582,962
TOTAL MEXICO		232,351,721
Panama - 0.8%
Banco Latinoamericano de Comercio Exterior SA Series E	330,370	8,497,116
Peru - 3.5%
Alicorp SA Class C	3,514,904	10,641,740
Compania de Minas Buenaventura SA sponsored ADR	2,247,036	29,211,468
TOTAL PERU		39,853,208
Puerto Rico - 0.7%
EVERTEC, Inc.	336,774	7,927,660
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	647,764	7,978,992
Prosegur Compania de Seguridad SA (Reg.)	896,154	6,005,039
TOTAL SPAIN		13,984,031
Switzerland - 0.2%
ABB Ltd. (Reg.)	96,120	2,314,194
United Kingdom - 0.3%
Cable & Wireless PLC	3,534,400	3,150,830
Common Stocks - continued
	Shares	Value
United States of America - 0.9%
BPZ Energy, Inc. (a)(d)	3,060,350	$ 8,262,945
First Cash Financial Services, Inc. (a)	43,966	2,144,222
TOTAL UNITED STATES OF AMERICA		10,407,167
TOTAL COMMON STOCKS (Cost $643,864,591)		758,451,584
Nonconvertible Preferred Stocks - 31.4%

Brazil - 29.8%
Ambev SA sponsored ADR	7,703,247	55,848,541
Banco Bradesco SA (PN)	1,262,417	18,791,174
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	329,225	15,577,189
sponsored ADR	308,170	14,656,565
Embraer SA sponsored ADR	268,634	9,241,010
Forjas Taurus SA	1,098,900	512,549
Itau Unibanco Holding SA	3,919,750	64,691,920
Itau Unibanco Holding SA sponsored ADR	589,925	9,651,173
Itausa-Investimentos Itau SA (PN)	4,599,921	20,217,166
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	7,115,471	52,877,387
sponsored ADR (d)	1,700,586	23,604,134
Telefonica Brasil SA	1,177,413	24,733,726
Vale SA:
(PN-A)	1,777,600	21,062,537
(PN-A) sponsored ADR	323,775	3,843,209
TOTAL BRAZIL		335,308,280
Chile - 1.2%
Embotelladora Andina SA:
Class A	1,321,447	4,238,897
Class B	2,207,046	8,878,954
TOTAL CHILE		13,117,851

	Shares	Value
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,897,449	$ 1,959,985
Grupo de Inversiones Suramerica SA	161,141	3,178,594
TOTAL COLOMBIA		5,138,579
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $210,828,951)		353,564,710
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	6,453,651	6,453,651
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	34,759,555	34,759,555
TOTAL MONEY MARKET FUNDS (Cost $41,213,206)		41,213,206
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $895,906,748)		1,153,229,500
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(26,568,110)
NET ASSETS - 100%		$ 1,126,661,390
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,966
Fidelity Securities Lending Cash Central Fund	119,649
Total	$ 122,615
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,186,073	$ 56,186,073	$ -	$ -
Consumer Staples	263,119,117	263,119,117	-	-
Energy	102,508,913	102,508,913	-	-
Financials	301,613,407	293,634,415	7,978,992	-
Health Care	10,929,323	10,929,323	-	-
Industrials	69,995,736	67,681,542	2,314,194	-
Information Technology	34,693,239	34,693,239	-	-
Materials	113,602,026	113,602,026	-	-
Telecommunication Services	132,498,719	132,498,719	-	-
Utilities	26,869,741	26,869,741	-	-
Money Market Funds	41,213,206	41,213,206	-	-
Total Investments in Securities:	$ 1,153,229,500	$ 1,142,936,314	$ 10,293,186	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,288,931) - See accompanying schedule: Unaffiliated issuers (cost $854,693,542)	$ 1,112,016,294
Fidelity Central Funds (cost $41,213,206)	41,213,206
Total Investments (cost $895,906,748)		$ 1,153,229,500
Cash		967,488
Foreign currency held at value (cost $755,488)		755,440
Receivable for investments sold		8,236,342
Receivable for fund shares sold		674,290
Dividends receivable		3,752,972
Distributions receivable from Fidelity Central Funds		32,714
Other receivables		8,199
Total assets		1,167,656,945

Liabilities
Payable for investments purchased	$ 3,602,035
Payable for fund shares redeemed	1,304,652
Accrued management fee	657,943
Distribution and service plan fees payable	25,937
Other affiliated payables	275,656
Other payables and accrued expenses	369,777
Collateral on securities loaned, at value	34,759,555
Total liabilities		40,995,555

Net Assets		$ 1,126,661,390
Net Assets consist of:
Paid in capital		$ 800,425,138
Undistributed net investment income		10,478,331
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,556,276
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		257,201,645
Net Assets		$ 1,126,661,390

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,580,274 ÷ 1,253,261 shares)	$ 31.58

Maximum offering price per share (100/94.25 of $31.58)	$ 33.51
Class T: Net Asset Value and redemption price per share ($10,481,871 ÷ 331,284 shares)	$ 31.64

Maximum offering price per share (100/96.50 of $31.64)	$ 32.79
Class B: Net Asset Value and offering price per share ($2,968,714 ÷ 93,198 shares)A	$ 31.85

Class C: Net Asset Value and offering price per share ($12,780,934 ÷ 402,373 shares)A	$ 31.76

Latin America: Net Asset Value, offering price and redemption price per share ($1,057,004,804 ÷ 33,488,902 shares)	$ 31.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,844,793 ÷ 121,816 shares)	$ 31.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 24,775,226
Income from Fidelity Central Funds		122,615
Income before foreign taxes withheld		24,897,841
Less foreign taxes withheld		(3,249,838)
Total income		21,648,003

Expenses
Management fee	$ 4,050,940
Transfer agent fees	1,467,258
Distribution and service plan fees	159,294
Accounting and security lending fees	272,103
Custodian fees and expenses	374,664
Independent trustees' compensation	2,373
Registration fees	53,185
Audit	39,614
Legal	3,401
Interest	1,108
Miscellaneous	4,419
Total expenses before reductions	6,428,359
Expense reductions	(21,544)	6,406,815
Net investment income (loss)		15,241,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,405,238
Foreign currency transactions	(900,481)
Total net realized gain (loss)		59,504,757
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $45,220)	(156,985,650)
Assets and liabilities in foreign currencies	240,947
Total change in net unrealized appreciation (depreciation)		(156,744,703)
Net gain (loss)		(97,239,946)
Net increase (decrease) in net assets resulting from operations		$ (81,998,758)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,241,188	$ 36,522,207
Net realized gain (loss)	59,504,757	270,423,636
Change in net unrealized appreciation (depreciation)	(156,744,703)	(468,204,656)
Net increase (decrease) in net assets resulting from operations	(81,998,758)	(161,258,813)
Distributions to shareholders from net investment income	(23,599,176)	(45,716,095)
Distributions to shareholders from net realized gain	(209,492,273)	(164,648,488)
Total distributions	(233,091,449)	(210,364,583)
Share transactions - net increase (decrease)	30,666,042	(626,013,705)
Redemption fees	88,767	218,753
Total increase (decrease) in net assets	(284,335,398)	(997,418,348)

Net Assets
Beginning of period	1,410,996,788	2,408,415,136
End of period (including undistributed net investment income of $10,478,331 and undistributed net investment income of $18,836,319, respectively)	$ 1,126,661,390	$ 1,410,996,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.37	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(2.68)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(2.31)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.58	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total Return B, C, D	(5.25)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.37%	1.35%	1.34%	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37%	1.35%	1.34%	1.37% A
Expenses net of all reductions	1.38% A	1.35%	1.35%	1.34%	1.34% A
Net investment income (loss)	2.37% A	1.66%	1.80%	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,580	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.33	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(2.69)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(2.36)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.64	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total Return B, C, D	(5.38)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.63%	1.61%	1.61%	1.63% A
Expenses net of fee waivers, if any	1.65% A	1.63%	1.61%	1.61%	1.63% A
Expenses net of all reductions	1.64% A	1.61%	1.61%	1.61%	1.60% A
Net investment income (loss)	2.11% A	1.40%	1.54%	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,482	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.26	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(2.69)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(2.43)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.85	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total Return B, C, D	(5.61)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.12%	2.10%	2.10%	2.12% A
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	2.10%	2.12% A
Expenses net of all reductions	2.13% A	2.10%	2.10%	2.10%	2.10% A
Net investment income (loss)	1.62% A	.91%	1.05%	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,969	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.26	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(2.68)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(2.42)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.76	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total Return B, C, D	(5.60)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.12%	2.10%	2.08%	2.09% A
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	2.08%	2.09% A
Expenses net of all reductions	2.13% A	2.10%	2.10%	2.08%	2.07% A
Net investment income (loss)	1.62% A	.91%	1.06%	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,781	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Income from Investment Operations
Net investment income (loss) D	.42	.87	1.09	1.34	1.07	.72
Net realized and unrealized gain (loss)	(2.70)	(4.74)	(3.67)	(5.88)	11.00	18.32
Total from investment operations	(2.28)	(3.87)	(2.58)	(4.54)	12.07	19.04
Distributions from net investment income	(.71)	(.98)	(.82)	(.29)	(1.49)	(.46)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	(.39)	-
Total distributions	(6.96)	(4.43)	(.82)	(.49)	(1.88)	(.46)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.02	.02
Net asset value, end of period	$ 31.56	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Total Return B, C	(5.13)%	(8.63)%	(4.91)%	(7.96)%	25.91%	67.88%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of fee waivers, if any	1.08% A	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of all reductions	1.08% A	1.03%	1.02%	1.00%	1.01%	1.05%
Net investment income (loss)	2.67% A	1.99%	2.14%	2.39%	2.10%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057,005	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748
Portfolio turnover rate F	26% A	23%	23%	11%	56% H	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.43	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(2.68)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(2.25)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.56	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total Return B, C, D	(5.05)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.03%	1.04%	1.04%	1.08% A
Expenses net of fee waivers, if any	1.04% A	1.03%	1.04%	1.04%	1.08% A
Expenses net of all reductions	1.04% A	1.01%	1.04%	1.04%	1.06% A
Net investment income (loss)	2.71% A	2.00%	2.12%	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,845	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 352,843,675
Gross unrealized depreciation	(95,735,869)
Net unrealized appreciation (depreciation) on securities and other investments	$ 257,107,806

Tax cost	$ 896,121,694

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $153,218,021 and $344,847,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,201	$ 15,850
Class T	.25%	.25%	27,008	9,118
Class B	.75%	.25%	17,560	15,046
Class C	.75%	.25%	64,525	19,345
			$ 159,294	$ 59,359

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,568
Class T	1,580
Class B*	4,192
Class C*	961
$ 15,301

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 59,941.30
Class T	17,016.32
Class B	5,244.30
Class C	19,210.30
Latin America	1,361,727.25
Institutional Class	4,120.21
	$ 1,467,258

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,208 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,153,200.30%		$ 429

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,649. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,039,286. The weighted average interest rate was .58%. The interest expense amounted to $679 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,373 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,171.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 667,095	$ 1,098,761
Class T	136,327	245,683
Class B	12,098	57,649
Class C	60,991	192,218
Latin America	22,631,305	43,971,155
Institutional Class	91,360	150,629
Total	$ 23,599,176	$ 45,716,095
From net realized gain
Class A	$ 7,249,224	$ 4,828,947
Class T	1,918,455	1,341,152
Class B	684,975	641,573
Class C	2,282,110	1,868,040
Latin America	196,577,505	155,430,816
Institutional Class	780,004	537,960
Total	$ 209,492,273	$ 164,648,488

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	150,966	232,318	$ 4,630,848	$ 10,075,611
Reinvestment of distributions	229,379	119,230	7,071,806	5,315,278
Shares redeemed	(317,483)	(584,100)	(9,905,785)	(25,288,174)
Net increase (decrease)	62,862	(232,552)	$ 1,796,869	$ (9,897,285)
Class T
Shares sold	20,679	46,221	$ 649,525	$ 2,015,673
Reinvestment of distributions	65,609	34,933	2,028,651	1,559,775
Shares redeemed	(67,332)	(164,385)	(2,064,637)	(7,142,972)
Net increase (decrease)	18,956	(83,231)	$ 613,539	$ (3,567,524)
Class B
Shares sold	860	1,849	$ 26,800	$ 84,642
Reinvestment of distributions	18,939	13,236	590,702	592,836
Shares redeemed	(43,864)	(92,657)	(1,377,702)	(4,084,874)
Net increase (decrease)	(24,065)	(77,572)	$ (760,200)	$ (3,407,396)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	65,258	46,994	$ 2,036,104	$ 2,021,869
Reinvestment of distributions	69,412	42,623	2,158,721	1,907,392
Shares redeemed	(106,356)	(277,980)	(3,352,868)	(12,111,471)
Net increase (decrease)	28,314	(188,363)	$ 841,957	$ (8,182,210)
Latin America
Shares sold	2,278,196	3,510,227	$ 71,284,559	$ 154,033,223
Reinvestment of distributions	6,820,938	4,304,957	209,950,213	191,785,822
Shares redeemed	(8,083,044)	(21,678,292)	(252,974,033)	(945,202,869)
Net increase (decrease)	1,016,090	(13,863,108)	$ 28,260,739	$ (599,383,824)
Institutional Class
Shares sold	70,610	62,065	$ 2,214,205	$ 2,723,553
Reinvestment of distributions	21,472	11,511	660,491	512,716
Shares redeemed	(96,043)	(109,367)	(2,961,558)	(4,811,735)
Net increase (decrease)	(3,961)	(35,791)	$ (86,862)	$ (1,575,466)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FALAI-USAN-0614
1.917411.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Class A, Class T,
and Class C

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Class A, Class T, and
Class C are classes of
Fidelity® Total Emerging
Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.65%
Actual		$ 1,000.00	$ 999.90	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 999.20	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 997.00	$ 11.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,001.70	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,001.20	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.1	3.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6	2.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.7	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2	1.4
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	1.0	0.5
	9.6
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	21.9
Information Technology	12.5	12.5
Energy	11.9	11.4
Industrials	6.7	6.3
Materials	6.6	7.8
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	13.7	14.1
Brazil	7.9	7.8
Cayman Islands	6.5	6.8
Taiwan	5.5	5.5
India	5.2	5.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks and Equity Futures 70.1%	Stocks and Equity Futures 76.5%
Bonds 27.3%	Bonds 22.2%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.3%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.4%
	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA sponsored ADR	9,370	$ 126,120
YPF SA Class D sponsored ADR	770	21,914
TOTAL ARGENTINA		148,034
Austria - 0.5%
C.A.T. oil AG (Bearer)	10,431	218,519
Erste Group Bank AG	4,235	142,127
TOTAL AUSTRIA		360,646
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	14,541	83,720
Bermuda - 1.4%
Aquarius Platinum Ltd.:
rights 5/14/14 (a)	185,042	19,769
(Australia) (a)	92,521	33,092
BW Offshore Ltd.	134,844	176,032
Cosan Ltd. Class A	8,663	105,082
Golar LNG Ltd. (NASDAQ)	2,600	114,920
GP Investments Ltd. Class A (depositary receipt) (a)	76,222	126,481
Shangri-La Asia Ltd.	118,000	194,512
Yue Yuen Industrial (Holdings) Ltd.	76,500	236,320
TOTAL BERMUDA		1,006,208
Brazil - 3.2%
Anhanguera Educacional Participacoes SA	31,500	194,955
BM&F BOVESPA SA	41,200	210,642
BR Properties SA	21,980	175,564
Cosan SA Industria e Comercio	6,469	110,943
Estacio Participacoes SA	17,100	183,136
Fibria Celulose SA (a)	16,300	162,287
Light SA	9,864	78,744
Localiza Rent A Car SA	16,100	240,444
Mills Estruturas e Servicos de Engenharia SA	14,800	186,647
Minerva SA (a)	49,000	220,195
Smiles SA	12,400	234,959
T4F Entretenimento SA (a)	27,100	61,377
Ultrapar Participacoes SA	10,500	263,613
TOTAL BRAZIL		2,323,506
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	3,300	89,067
Common Stocks - continued
	Shares	Value
Canada - 0.6%
First Quantum Minerals Ltd.	5,200	$ 103,568
Goldcorp, Inc.	8,100	200,052
Pan American Silver Corp.	9,100	117,936
Torex Gold Resources, Inc. (a)	46,600	51,870
TOTAL CANADA		473,426
Cayman Islands - 5.5%
58.com, Inc. ADR	4,950	196,911
Anta Sports Products Ltd.	104,000	152,118
Anton Oilfield Services Group	102,000	67,492
Bitauto Holdings Ltd. ADR (a)	3,100	111,073
Bloomage BioTechnology Corp. Ltd.	17,500	47,063
China Liansu Group Holdings Ltd.	93,000	49,421
Cimc Enric Holdings Ltd.	94,000	136,036
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,434	306,498
GCL-Poly Energy Holdings Ltd. (a)	1,041,000	311,510
Greatview Aseptic Pack Co. Ltd.	353,000	215,362
Haitian International Holdings Ltd.	54,000	108,795
Hengan International Group Co. Ltd.	20,500	215,895
Hilong Holding Ltd.	260,000	135,484
On-Bright Electronics, Inc.	2,000	18,166
Silergy Corp.	6,000	49,726
SINA Corp. (a)	2,843	135,895
Tencent Holdings Ltd.	19,500	1,215,331
Tingyi (Cayman Islands) Holding Corp.	58,000	161,216
Uni-President China Holdings Ltd.	182,000	150,709
Xueda Education Group sponsored ADR	21,900	109,281
Yingde Gases Group Co. Ltd.	130,000	131,292
TOTAL CAYMAN ISLANDS		4,025,274
Chile - 1.1%
Banco Santander Chile	3,142,144	189,891
Embotelladora Andina SA ADR	1,700	32,844
Empresa Nacional de Electricidad SA	112,044	165,756
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,577	117,571
Inversiones La Construccion SA	11,137	146,551
Vina Concha y Toro SA	60,851	127,255
TOTAL CHILE		779,868
China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)	42,500	157,875
BBMG Corp. (H Shares)	175,000	123,018
China Communications Construction Co. Ltd. (H Shares)	235,000	153,677
Common Stocks - continued
	Shares	Value
China - continued
China Life Insurance Co. Ltd. (H Shares)	135,600	$ 352,771
China Longyuan Power Grid Corp. Ltd. (H Shares)	37,500	38,598
China Pacific Insurance Group Co. Ltd. (H Shares)	157,000	492,084
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	1,700	151,079
China Suntien Green Energy Corp. Ltd. (H Shares)	267,000	90,229
China Telecom Corp. Ltd. (H Shares)	622,057	318,238
Industrial & Commercial Bank of China Ltd. (H Shares)	1,438,000	859,231
Maanshan Iron & Steel Ltd. (H Shares) (a)	558,000	116,596
PICC Property & Casualty Co. Ltd. (H Shares)	197,900	260,873
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	32,560	240,852
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	88,500	98,854
TOTAL CHINA		3,453,975
Colombia - 0.3%
BanColombia SA sponsored ADR	3,971	226,069
Denmark - 1.0%
Auriga Industries A/S Series B (a)	3,681	136,156
Vestas Wind Systems A/S (a)	13,049	579,201
TOTAL DENMARK		715,357
France - 0.6%
Technip SA	3,829	430,816
Hong Kong - 0.8%
China Resources Power Holdings Co. Ltd.	28,791	72,414
China Unicom Ltd.	186,200	285,451
Far East Horizon Ltd.	221,000	149,653
Sinotruk Hong Kong Ltd.	190,000	100,723
TOTAL HONG KONG		608,241
India - 5.2%
Axis Bank Ltd.	21,329	538,937
Bharti Airtel Ltd.	42,518	231,253
Bharti Infratel Ltd. (a)	88,869	317,742
Coal India Ltd.	26,915	130,235
Eicher Motors Ltd.	1,777	182,701
Grasim Industries Ltd.	3,629	160,313
Hindalco Industries Ltd.	53,254	118,578
Indiabulls Real Estate Ltd.	99,707	102,823
ITC Ltd.	71,786	405,556
JK Cement Ltd.	16,915	63,675
Lupin Ltd.	11,847	202,151
Mundra Port and SEZ Ltd.	73,373	228,945
Common Stocks - continued
	Shares	Value
India - continued
Petronet LNG Ltd.	98,003	$ 235,279
Phoenix Mills Ltd. (a)	40,562	166,982
Power Grid Corp. of India Ltd.	83,004	145,599
SREI Infrastructure Finance Ltd.	313,747	174,261
State Bank of India	11,305	389,598
TOTAL INDIA		3,794,628
Indonesia - 1.6%
PT AKR Corporindo Tbk	246,200	101,576
PT Bakrieland Development Tbk (a)	19,207,200	83,065
PT Bank Rakyat Indonesia Tbk	361,900	309,892
PT Bank Tabungan Negara Tbk	1,117,700	111,659
PT Kalbe Farma Tbk	1,357,700	181,434
PT Lippo Karawaci Tbk	1,207,000	111,706
PT Telkomunikasi Indonesia Tbk:
Series B	112,100	22,033
sponsored ADR	6,160	244,552
TOTAL INDONESIA		1,165,917
Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	74,400	134,804
Kenya - 0.2%
Equity Bank Ltd.	349,500	153,642
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	657	339,597
Daewoo International Corp.	13,656	479,170
Daou Technology, Inc.	5,880	81,959
E-Mart Co. Ltd.	1,535	350,654
GS Retail Co. Ltd.	7,940	220,577
Hana Financial Group, Inc.	14,920	524,966
Hankook Shell Oil Co. Ltd.	196	88,789
Hyundai Industrial Development & Construction Co.	6,250	178,770
Hyundai Mobis	1,248	356,365
KB Financial Group, Inc.	10,490	358,920
Korea Electric Power Corp.	6,357	243,106
KEPCO Plant Service & Engineering Co. Ltd.	2,367	153,966
Korea Zinc Co. Ltd.	449	147,986
Korean Reinsurance Co.	20,138	198,827
KT&G Corp.	3,246	260,158
LG Chemical Ltd.	1,314	334,510
LG Corp.	3,541	197,084
Naver Corp.	815	582,200
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Oci Co. Ltd.	1,041	$ 182,384
Samsung C&T Corp.	4,134	259,300
Samsung Electronics Co. Ltd.	1,766	2,295,740
Seoul Semiconductor Co. Ltd.	3,376	135,452
Shinhan Financial Group Co. Ltd.	11,720	511,659
SK Hynix, Inc. (a)	1,820	70,732
SK Telecom Co. Ltd. sponsored ADR	7,785	179,756
TOTAL KOREA (SOUTH)		8,732,627
Malaysia - 0.1%
Petronas Dagangan Bhd	10,000	92,874
Mexico - 3.5%
America Movil S.A.B. de CV Series L sponsored ADR	20,043	402,463
CEMEX S.A.B. de CV sponsored ADR	20,108	254,165
El Puerto de Liverpool S.A.B. de CV Class C	18,400	189,489
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,350	304,080
Gruma S.A.B. de CV Series B (a)	19,000	167,856
Grupo Comercial Chedraui S.A.B. de CV	54,600	166,311
Grupo Financiero Banorte S.A.B. de CV Series O	58,700	389,142
Grupo Televisa SA de CV (CPO) sponsored ADR	17,400	570,894
Macquarie Mexican (REIT)	51,000	96,833
TOTAL MEXICO		2,541,233
Netherlands - 0.1%
SBM Offshore NV (a)	4,500	82,190
Nigeria - 1.2%
Guaranty Trust Bank PLC	476,380	77,781
Guaranty Trust Bank PLC GDR (Reg. S)	36,030	302,652
Zenith Bank PLC	3,761,199	531,461
TOTAL NIGERIA		911,894
Norway - 0.6%
ElectroMagnetic GeoServices ASA (a)	60,740	72,549
Spectrum ASA	7,281	57,569
Statoil ASA	4,200	128,039
TGS Nopec Geophysical Co. ASA	4,282	147,673
TOTAL NORWAY		405,830
Panama - 0.3%
Copa Holdings SA Class A	1,680	227,270
Peru - 0.0%
Alicorp SA Class C	459	1,390
Common Stocks - continued
	Shares	Value
Philippines - 1.5%
Alliance Global Group, Inc.	323,600	$ 226,139
LT Group, Inc.	381,500	156,623
Metro Pacific Investments Corp.	449,000	51,070
Metropolitan Bank & Trust Co.	147,334	279,959
Robinsons Land Corp.	804,400	402,426
TOTAL PHILIPPINES		1,116,217
Poland - 0.5%
Cyfrowy Polsat SA	23,500	159,505
Powszechny Zaklad Ubezpieczen SA	1,495	211,931
TOTAL POLAND		371,436
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	62,800	111,172
Puerto Rico - 0.1%
Popular, Inc. (a)	3,230	99,807
Romania - 0.1%
SNGN Romgaz SA GDR (e)	6,769	73,105
Russia - 1.6%
Bashneft OJSC (a)	813	48,376
E.ON Russia JSC	2,450,400	171,745
Gazprom OAO sponsored:
ADR	18,332	132,357
ADR (Reg. S)	25,000	180,300
LUKOIL Oil Co. sponsored ADR (United Kingdom)	2,200	116,270
Mobile TeleSystems OJSC	27,726	201,184
NOVATEK OAO GDR (Reg. S)	1,400	144,620
Sberbank (Savings Bank of the Russian Federation)	84,050	171,049
TOTAL RUSSIA		1,165,901
Singapore - 0.9%
Ezion Holdings Ltd.	140,200	253,852
First Resources Ltd.	197,000	403,837
TOTAL SINGAPORE		657,689
South Africa - 3.4%
Aspen Pharmacare Holdings Ltd.	11,787	313,674
Barclays Africa Group Ltd.	11,602	169,831
Bidvest Group Ltd.	9,869	270,634
Impala Platinum Holdings Ltd. (a)	14,300	160,935
JSE Ltd.	10,950	100,440
Life Healthcare Group Holdings Ltd.	54,000	214,399
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd. (g)	30,249	$ 606,130
Naspers Ltd. Class N	7,000	660,045
TOTAL SOUTH AFRICA		2,496,088
Taiwan - 5.5%
Cathay Financial Holding Co. Ltd.	172,000	242,900
Chipbond Technology Corp.	44,000	75,265
E.SUN Financial Holdings Co. Ltd.	204,000	123,419
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	18,582	2,002
ECLAT Textile Co. Ltd.	14,660	160,375
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,950	60,144
King Slide Works Co. Ltd.	300	3,908
MediaTek, Inc.	46,000	719,763
Taiwan Fertilizer Co. Ltd.	119,300	237,291
Taiwan Semiconductor Manufacturing Co. Ltd.	324,000	1,274,483
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,242	607,864
Unified-President Enterprises Corp.	169,739	287,536
Universal Cement Corp.	83,000	79,518
Voltronic Power Technology Corp.	1,000	6,514
Yuanta Financial Holding Co. Ltd.	297,300	148,327
TOTAL TAIWAN		4,029,309
Thailand - 1.0%
Jasmine International Public Co. Ltd.	462,800	118,703
Kasikornbank PCL (For. Reg.)	46,560	282,727
Thai Union Frozen Products PCL (For. Reg.)	117,900	255,037
Total Access Communication PCL NVDR	28,500	109,649
TOTAL THAILAND		766,116
Togo - 0.3%
Ecobank Transnational, Inc.	2,707,486	227,520
Turkey - 0.9%
Aygaz A/S	4,650	19,159
Tupras Turkiye Petrol Rafinelleri A/S	14,000	314,935
Turkiye Halk Bankasi A/S	49,200	328,536
TOTAL TURKEY		662,630
United Arab Emirates - 0.2%
First Gulf Bank PJSC	23,177	109,482
Common Stocks - continued
	Shares	Value
United Kingdom - 0.1%
John Wood Group PLC	8	$ 106
Mondi PLC	5,200	86,260
TOTAL UNITED KINGDOM		86,366
United States of America - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	6,020	288,388
Facebook, Inc. Class A (a)	4,506	269,369
InvenSense, Inc. (a)	10,311	221,996
TOTAL UNITED STATES OF AMERICA		779,753
TOTAL COMMON STOCKS (Cost $38,477,937)		45,721,097
Nonconvertible Preferred Stocks - 7.0%

Brazil - 4.4%
Ambev SA sponsored ADR	27,400	198,650
Banco do Estado Rio Grande do Sul SA	38,320	214,994
Braskem SA (PN-A)	28,500	194,538
Companhia Paranaense de Energia-Copel:
(PN-B)	415	5,947
(PN-B) sponsored	8,095	116,163
Gerdau SA sponsored	43,500	261,435
Itau Unibanco Holding SA sponsored ADR	45,520	744,707
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	11,206	165,849
sponsored ADR	29,521	409,751
Telefonica Brasil SA	5,110	107,345
TIM Participacoes SA sponsored ADR	2,300	61,893
Vale SA (PN-A) sponsored ADR	62,300	739,501
TOTAL BRAZIL		3,220,773
Chile - 0.2%
Embotelladora Andina SA Class A	35,643	114,335
Korea (South) - 1.8%
Hyundai Motor Co. Series 2	5,326	747,527
Samsung Electronics Co. Ltd.	301	302,136
Samsung Fire & Marine Insurance Co. Ltd.	1,669	243,137
TOTAL KOREA (SOUTH)		1,292,800
Russia - 0.6%
Bashneft OJSC (a)	1,200	52,258
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	158,100	$ 266,984
Surgutneftegas	213,550	148,661
TOTAL RUSSIA		467,903
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,120,455)		5,095,811
Nonconvertible Bonds - 9.4%
		Principal Amount (c)
Argentina - 0.1%
YPF SA 8.875% 12/19/18 (e)		$ 45,000	46,856
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	437,000
Cayman Islands - 1.0%
Brazil Minas SPE 5.333% 2/15/28 (e)		250,000	245,313
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	486,875
TOTAL CAYMAN ISLANDS			732,188
Costa Rica - 0.3%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		200,000	209,500
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	319,500
Indonesia - 0.2%
PT Pertamina Persero 5.625% 5/20/43 (e)		200,000	169,750
Kazakhstan - 1.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	168,563
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	271,521
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	409,000
TOTAL KAZAKHSTAN			849,084
Luxembourg - 0.3%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	193,000
Mexico - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	698,529
Petroleos Mexicanos:
4.875% 1/18/24		275,000	284,556
6.375% 1/23/45 (e)		175,000	192,185
TOTAL MEXICO			1,175,270
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Morocco - 0.3%
OCP SA 6.875% 4/25/44 (e)		$ 200,000	$ 200,020
Netherlands - 0.4%
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		100,000	108,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	192,800
TOTAL NETHERLANDS			300,800
Nigeria - 0.3%
Zenith Bank PLC 6.25% 4/22/19 (e)		200,000	200,000
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (e)		200,000	214,250
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	189,750
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (e)		200,000	187,900
Finansbank A/S 5.5% 5/11/16 (Reg. S)		200,000	202,500
TOTAL TURKEY			390,400
Venezuela - 1.7%
Petroleos de Venezuela SA:
5.5% 4/12/37		500,000	278,000
6% 11/15/26 (Reg. S)		700,000	412,125
8.5% 11/2/17 (e)		250,000	225,000
9% 11/17/21 (Reg. S)		150,000	122,438
9.75% 5/17/35 (e)		300,000	228,900
TOTAL VENEZUELA			1,266,463
TOTAL NONCONVERTIBLE BONDS (Cost $6,909,931)			6,893,831
Government Obligations - 18.0%

Armenia - 0.6%
Republic of Armenia 6% 9/30/20 (e)		400,000	409,500
Azerbaijan - 0.7%
Azerbaijan Rep 4.75% 3/18/24 (e)		200,000	201,540
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		325,000	313,381
TOTAL AZERBAIJAN			514,921
Government Obligations - continued
		Principal Amount (c)	Value
Barbados - 0.3%
Barbados Government 7% 8/4/22 (e)		$ 200,000	$ 186,000
Belarus - 0.4%
Belarus Republic 8.75% 8/3/15 (Reg. S)		325,000	326,359
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		332,500	229,758
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	199,250
Brazil - 0.3%
Brazilian Federative Republic 4.25% 1/7/25		250,000	248,125
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)		319,366	288,227
Costa Rica - 0.3%
Costa Rican Republic 7% 4/4/44 (e)		200,000	199,000
Croatia - 0.3%
Croatia Republic 6% 1/26/24 (e)		200,000	208,250
Dominican Republic - 0.5%
Dominican Republic:
5.875% 4/18/24 (e)		150,000	149,250
7.45% 4/30/44 (e)		200,000	201,471
TOTAL DOMINICAN REPUBLIC			350,721
Ecuador - 0.6%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	412,538
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (e)		150,000	154,950
Ghana - 0.2%
Ghana Republic 7.875% 8/7/23 (Reg.S)		200,000	185,000
Guatemala - 0.3%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	194,000
Honduras - 0.3%
Republic of Honduras 7.5% 3/15/24 (e)		200,000	198,500
Hungary - 1.3%
Hungarian Republic:
6.375% 3/29/21		508,000	565,150
7.625% 3/29/41		350,000	419,125
TOTAL HUNGARY			984,275
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 0.6%
Indonesian Republic:
5.875% 1/15/24 (e)		$ 225,000	$ 243,563
6.75% 1/15/44 (e)		200,000	222,000
TOTAL INDONESIA			465,563
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		500,000	446,250
Ivory Coast - 0.3%
Ivory Coast 7.7743% 12/31/32 (d)		275,000	258,555
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	157,875
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	300,750
Lebanon - 0.4%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		250,000	286,250
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	168,500
Morocco - 0.3%
Moroccan Kingdom 5.5% 12/11/42 (e)		200,000	187,000
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	209,750
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	271,250
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (e)		200,000	200,250
Panama - 0.2%
Panamanian Republic 4.3% 4/29/53		200,000	167,750
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		200,000	300,500
Philippines - 0.4%
Philippine Republic 10.625% 3/16/25		175,000	273,875
Romania - 0.6%
Romanian Republic:
6.125% 1/22/44 (e)		200,000	219,250
6.75% 2/7/22 (e)		190,000	224,913
TOTAL ROMANIA			444,163
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 0.5%
Russian Federation 12.75% 6/24/28 (Reg. S)		$ 225,000	$ 360,000
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	226,000
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (e)		260,000	288,925
Slovenia - 0.6%
Republic of Slovenia:
4.75% 5/10/18 (e)		200,000	211,750
5.85% 5/10/23 (e)		200,000	217,500
TOTAL SLOVENIA			429,250
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	311,625
Tanzania - 0.3%
United Republic of Tanzania 6.332% 3/9/20 (i)		200,000	209,500
Turkey - 0.4%
Turkish Republic 11.875% 1/15/30		165,000	275,550
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/8/14 to 6/19/14 (h)		80,000	79,999
Venezuela - 1.6%
Venezuelan Republic:
7% 3/31/38		650,000	437,125
7.65% 4/21/25		600,000	444,000
8.25% 10/13/24		300,000	231,000
9% 5/7/23 (Reg. S)		100,000	81,850
TOTAL VENEZUELA			1,193,975
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (e)		200,000	225,500
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	177,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $12,770,155)			13,204,979
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,404,661)	2,404,661	$ 2,404,661
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $65,683,139)		73,320,379
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(60,965)
NET ASSETS - 100%		$ 73,259,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 546,975	$ (7,649)

The face value of futures purchased as a percentage of net assets is 0.7%
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,983,875 or 15.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,999.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 728
Fidelity Securities Lending Cash Central Fund	14
Total	$ 742
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,210,858	$ 4,210,858	$ -	$ -
Consumer Staples	4,540,311	4,540,311	-	-
Energy	5,268,258	5,039,585	128,039	100,634
Financials	13,449,855	10,826,335	2,623,520	-
Health Care	911,658	709,507	202,151	-
Industrials	4,169,775	4,169,775	-	-
Information Technology	9,113,170	7,838,687	1,274,483	-
Materials	4,637,025	4,476,712	160,313	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 3,458,767	$ 2,833,045	$ 625,722	$ -
Utilities	1,057,231	814,125	243,106	-
Corporate Bonds	6,893,831	-	6,893,831	-
Government Obligations	13,204,979	-	13,204,979	-
Money Market Funds	2,404,661	2,404,661	-	-
Total Investments in Securities:	$ 73,320,379	$ 47,863,601	$ 25,356,144	$ 100,634
Derivative Instruments:
Liabilities
Futures Contracts	$ (7,649)	$ (7,649)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,836,662
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (7,649)
Total Value of Derivatives	$ -	$ (7,649)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.9%
BBB	7.7%
BB	7.5%
B	6.2%
CCC,CC,C	3.4%
Not Rated	1.6%
Other Investments	69.4%
Short-Term Investments and Net Other Assets	3.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $63,278,478)	$ 70,915,718
Fidelity Central Funds (cost $2,404,661)	2,404,661
Total Investments (cost $65,683,139)		$ 73,320,379
Cash		115,817
Foreign currency held at value (cost $16,635)		16,635
Receivable for investments sold		632,823
Receivable for fund shares sold		56,692
Dividends receivable		101,929
Interest receivable		354,516
Distributions receivable from Fidelity Central Funds		153
Prepaid expenses		50
Receivable from investment adviser for expense reductions		21,746
Other receivables		24,803
Total assets		74,645,543

Liabilities
Payable for investments purchased Regular delivery	$ 959,693
Delayed delivery	38,966
Payable for fund shares redeemed	90,709
Accrued management fee	48,958
Distribution and service plan fees payable	12,137
Payable for daily variation margin for derivative instruments	1,485
Other affiliated payables	15,865
Other payables and accrued expenses	218,316
Total liabilities		1,386,129

Net Assets		$ 73,259,414
Net Assets consist of:
Paid in capital		$ 67,566,653
Undistributed net investment income		355,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,228,157)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,565,266
Net Assets		$ 73,259,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,617,104 ÷ 1,216,576 shares)	$ 11.19

Maximum offering price per share (100/94.25 of $11.19)	$ 11.87
Class T: Net Asset Value and redemption price per share ($5,207,270 ÷ 465,430 shares)	$ 11.19

Maximum offering price per share (100/96.50 of $11.19)	$ 11.60
Class C: Net Asset Value and offering price per share ($8,589,508 ÷ 770,410 shares)A	$ 11.15

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($42,090,873 ÷ 3,752,008 shares)	$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,754,659 ÷ 334,887 shares)	$ 11.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 559,290
Interest		643,409
Income from Fidelity Central Funds		742
Income before foreign taxes withheld		1,203,441
Less foreign taxes withheld		(59,635)
Total income		1,143,806

Expenses
Management fee	$ 316,060
Transfer agent fees	82,389
Distribution and service plan fees	73,539
Accounting and security lending fees	20,450
Custodian fees and expenses	167,027
Independent trustees' compensation	161
Registration fees	29,057
Audit	56,585
Legal	204
Miscellaneous	3,357
Total expenses before reductions	748,829
Expense reductions	(122,257)	626,572
Net investment income (loss)		517,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,333,309
Foreign currency transactions	(27,292)
Futures contracts	(17,786)
Total net realized gain (loss)		1,288,231
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $56,761)	(2,168,530)
Assets and liabilities in foreign currencies	689
Futures contracts	1,358
Total change in net unrealized appreciation (depreciation)		(2,166,483)
Net gain (loss)		(878,252)
Net increase (decrease) in net assets resulting from operations		$ (361,018)
See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 517,234	$ 1,900,179
Net realized gain (loss)	1,288,231	(1,878,240)
Change in net unrealized appreciation (depreciation)	(2,166,483)	1,872,247
Net increase (decrease) in net assets resulting from operations	(361,018)	1,894,186
Distributions to shareholders from net investment income	(1,381,318)	(1,561,667)
Distributions to shareholders from net realized gain	-	(137,352)
Total distributions	(1,381,318)	(1,699,019)
Share transactions - net increase (decrease)	(12,572,643)	(15,755,086)
Redemption fees	20,754	87,191
Total increase (decrease) in net assets	(14,294,225)	(15,472,728)

Net Assets
Beginning of period	87,553,639	103,026,367
End of period (including undistributed net investment income of $355,652 and undistributed net investment income of $1,219,736, respectively)	$ 73,259,414	$ 87,553,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.18	.20
Net realized and unrealized gain (loss)	(.07)	.48 H	.68
Total from investment operations	-	.66	.88
Distributions from net investment income	(.18)	(.15)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.18)	(.16)	(.02)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.19	$ 11.37	$ 10.86
Total Return B,C,D	(.01)%	6.23%	8.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.97% A	1.89%	1.87%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%
Expenses net of all reductions	1.65% A	1.62%	1.62%
Net investment income (loss)	1.25% A	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,617	$ 18,837	$ 7,675
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.17
Net realized and unrealized gain (loss)	(.06)	.48 H	.68
Total from investment operations	(.01)	.63	.85
Distributions from net investment income	(.14)	(.12)	(.01)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.14)	(.14) L	(.01)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.19	$ 11.34	$ 10.84
Total Return B,C,D	(.08)%	5.93%	8.56%
Ratios to Average Net Assets F,J
Expenses before reductions	2.30% A	2.13%	2.10%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%
Expenses net of all reductions	1.90% A	1.88%	1.87%
Net investment income (loss)	1.00% A	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,207	$ 5,967	$ 5,823
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12
Net realized and unrealized gain (loss)	(.06)	.47 H	.69
Total from investment operations	(.03)	.56	.81
Distributions from net investment income	(.11)	(.07)	(.01)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.11)	(.08)	(.01)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.15	$ 11.29	$ 10.80
Total Return B,C,D	(.30)%	5.31%	8.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.72% A	2.65%	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%
Expenses net of all reductions	2.40% A	2.37%	2.37%
Net investment income (loss)	.50% A	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,590	$ 7,436	$ 5,824
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.21	.22
Net realized and unrealized gain (loss)	(.06)	.47 G	.69
Total from investment operations	.02	.68	.91
Distributions from net investment income	(.20)	(.17)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 11.22	$ 11.40	$ 10.89
Total Return B,C	.17%	6.44%	9.15%
Ratios to Average Net Assets E,I
Expenses before reductions	1.70% A	1.56%	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.38%	1.38%
Net investment income (loss)	1.50% A	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,091	$ 49,959	$ 81,416
Portfolio turnover rate F	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.20	.22
Net realized and unrealized gain (loss)	(.07)	.48 G	.69
Total from investment operations	.01	.68	.91
Distributions from net investment income	(.20)	(.17)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 11.21	$ 11.40	$ 10.89
Total Return B,C	.12%	6.44%	9.15%
Ratios to Average Net Assets E,I
Expenses before reductions	1.69% A	1.63%	1.62%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.37%	1.37%
Net investment income (loss)	1.49% A	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,755	$ 5,354	$ 2,287
Portfolio turnover rate F	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,992,601
Gross unrealized depreciation	(2,644,222)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,348,379

Tax cost	$ 65,972,000

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (2,949,184)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(17,786) and a change in net unrealized appreciation (depreciation) of $1,358 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,228,990 and $49,654,155, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 19,924	$ 10,041
Class T	.25%	.25%	14,022	8,155
Class C	.75%	.25%	39,593	35,369
			$ 73,539	$ 53,565

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,959
Class T	800
Class C*	917
$ 3,676

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,716.21
Class T	8,307.30
Class C	8,632.22
Total Emerging Markets	44,033.20
Institutional Class	4,701.19
	$ 82,389

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $516 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 25,128
Class T	1.90%	11,065
Class C	2.40%	12,428
Total Emerging Markets	1.40%	66,128
Institutional Class	1.40%	7,352
		$ 122,101

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $156.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 298,475	$ 104,565
Class T	72,882	69,282
Class C	71,691	35,970
Total Emerging Markets	837,446	1,316,259
Institutional Class	100,824	35,591
Total	$ 1,381,318	$ 1,561,667
From net realized gain
Class A	$ -	$ 10,027
Class T	-	7,822
Class C	-	7,516
Total Emerging Markets	-	109,039
Institutional Class	-	2,948
Total	$ -	$ 137,352

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	205,590	1,550,621	$ 2,266,614	$ 17,267,543
Reinvestment of distributions	24,147	9,656	267,553	105,541
Shares redeemed	(670,399)	(609,546)	(7,319,781)	(6,666,165)
Net increase (decrease)	(440,662)	950,731	$ (4,785,614)	$ 10,706,919
Class T
Shares sold	36,849	277,882	$ 407,171	$ 3,114,089
Reinvestment of distributions	6,487	7,041	71,876	76,883
Shares redeemed	(104,259)	(295,695)	(1,136,301)	(3,268,261)
Net increase (decrease)	(60,923)	(10,772)	$ (657,254)	$ (77,289)
Class C
Shares sold	158,417	431,831	$ 1,732,158	$ 4,824,945
Reinvestment of distributions	6,236	3,973	69,031	43,420
Shares redeemed	(52,735)	(316,804)	(574,763)	(3,521,280)
Net increase (decrease)	111,918	119,000	$ 1,226,426	$ 1,347,085
Total Emerging Markets
Shares sold	476,556	5,085,608	$ 5,271,798	$ 57,439,168
Reinvestment of distributions	69,851	113,766	774,644	1,243,462
Shares redeemed	(1,177,597)	(8,294,710)	(12,948,433)	(89,232,029)
Net increase (decrease)	(631,190)	(3,095,336)	$ (6,901,991)	$ (30,549,399)
Institutional Class
Shares sold	99,056	491,268	$ 1,096,301	$ 5,357,985
Reinvestment of distributions	8,910	3,526	98,814	38,539
Shares redeemed	(242,879)	(235,091)	(2,649,325)	(2,578,926)
Net increase (decrease)	(134,913)	259,703	$ (1,454,210)	$ 2,817,598

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

12. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEK-USAN-0614
1.931270.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Total Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Total
Emerging Markets Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Fidelity Total Emerging Markets Fund

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.65%
Actual		$ 1,000.00	$ 999.90	$ 8.18
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class T	1.90%
Actual		$ 1,000.00	$ 999.20	$ 9.42
HypotheticalA		$ 1,000.00	$ 1,015.37	$ 9.49
Class C	2.40%
Actual		$ 1,000.00	$ 997.00	$ 11.88
HypotheticalA		$ 1,000.00	$ 1,012.89	$ 11.98
Total Emerging Markets	1.40%
Actual		$ 1,000.00	$ 1,001.70	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00
Institutional Class	1.40%
Actual		$ 1,000.00	$ 1,001.20	$ 6.95
HypotheticalA		$ 1,000.00	$ 1,017.85	$ 7.00

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Total Emerging Markets Fund

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.1	3.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.6	2.4
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.7	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.2	1.4
Hyundai Motor Co. Series 2 (Korea (South), Automobiles)	1.0	0.5
	9.6
Top Five Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	21.9
Information Technology	12.5	12.5
Energy	11.9	11.4
Industrials	6.7	6.3
Materials	6.6	7.8
Top Five Countries as of April 30, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Korea (South)	13.7	14.1
Brazil	7.9	7.8
Cayman Islands	6.5	6.8
Taiwan	5.5	5.5
India	5.2	5.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2014	As of October 31, 2013
Stocks and Equity Futures 70.1%	Stocks and Equity Futures 76.5%
Bonds 27.3%	Bonds 22.2%
Short-Term Investments and Net Other Assets (Liabilities) 2.6%	Short-Term Investments and Net Other Assets (Liabilities) 1.3%

Semiannual Report

Fidelity Total Emerging Markets Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 62.4%
	Shares	Value
Argentina - 0.2%
Grupo Financiero Galicia SA sponsored ADR	9,370	$ 126,120
YPF SA Class D sponsored ADR	770	21,914
TOTAL ARGENTINA		148,034
Austria - 0.5%
C.A.T. oil AG (Bearer)	10,431	218,519
Erste Group Bank AG	4,235	142,127
TOTAL AUSTRIA		360,646
Bailiwick of Jersey - 0.1%
Atrium European Real Estate Ltd.	14,541	83,720
Bermuda - 1.4%
Aquarius Platinum Ltd.:
rights 5/14/14 (a)	185,042	19,769
(Australia) (a)	92,521	33,092
BW Offshore Ltd.	134,844	176,032
Cosan Ltd. Class A	8,663	105,082
Golar LNG Ltd. (NASDAQ)	2,600	114,920
GP Investments Ltd. Class A (depositary receipt) (a)	76,222	126,481
Shangri-La Asia Ltd.	118,000	194,512
Yue Yuen Industrial (Holdings) Ltd.	76,500	236,320
TOTAL BERMUDA		1,006,208
Brazil - 3.2%
Anhanguera Educacional Participacoes SA	31,500	194,955
BM&F BOVESPA SA	41,200	210,642
BR Properties SA	21,980	175,564
Cosan SA Industria e Comercio	6,469	110,943
Estacio Participacoes SA	17,100	183,136
Fibria Celulose SA (a)	16,300	162,287
Light SA	9,864	78,744
Localiza Rent A Car SA	16,100	240,444
Mills Estruturas e Servicos de Engenharia SA	14,800	186,647
Minerva SA (a)	49,000	220,195
Smiles SA	12,400	234,959
T4F Entretenimento SA (a)	27,100	61,377
Ultrapar Participacoes SA	10,500	263,613
TOTAL BRAZIL		2,323,506
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	3,300	89,067
Common Stocks - continued
	Shares	Value
Canada - 0.6%
First Quantum Minerals Ltd.	5,200	$ 103,568
Goldcorp, Inc.	8,100	200,052
Pan American Silver Corp.	9,100	117,936
Torex Gold Resources, Inc. (a)	46,600	51,870
TOTAL CANADA		473,426
Cayman Islands - 5.5%
58.com, Inc. ADR	4,950	196,911
Anta Sports Products Ltd.	104,000	152,118
Anton Oilfield Services Group	102,000	67,492
Bitauto Holdings Ltd. ADR (a)	3,100	111,073
Bloomage BioTechnology Corp. Ltd.	17,500	47,063
China Liansu Group Holdings Ltd.	93,000	49,421
Cimc Enric Holdings Ltd.	94,000	136,036
Eurasia Drilling Co. Ltd. GDR (Reg. S)	12,434	306,498
GCL-Poly Energy Holdings Ltd. (a)	1,041,000	311,510
Greatview Aseptic Pack Co. Ltd.	353,000	215,362
Haitian International Holdings Ltd.	54,000	108,795
Hengan International Group Co. Ltd.	20,500	215,895
Hilong Holding Ltd.	260,000	135,484
On-Bright Electronics, Inc.	2,000	18,166
Silergy Corp.	6,000	49,726
SINA Corp. (a)	2,843	135,895
Tencent Holdings Ltd.	19,500	1,215,331
Tingyi (Cayman Islands) Holding Corp.	58,000	161,216
Uni-President China Holdings Ltd.	182,000	150,709
Xueda Education Group sponsored ADR	21,900	109,281
Yingde Gases Group Co. Ltd.	130,000	131,292
TOTAL CAYMAN ISLANDS		4,025,274
Chile - 1.1%
Banco Santander Chile	3,142,144	189,891
Embotelladora Andina SA ADR	1,700	32,844
Empresa Nacional de Electricidad SA	112,044	165,756
Empresa Nacional de Telecomunicaciones SA (ENTEL)	9,577	117,571
Inversiones La Construccion SA	11,137	146,551
Vina Concha y Toro SA	60,851	127,255
TOTAL CHILE		779,868
China - 4.7%
Anhui Conch Cement Co. Ltd. (H Shares)	42,500	157,875
BBMG Corp. (H Shares)	175,000	123,018
China Communications Construction Co. Ltd. (H Shares)	235,000	153,677
Common Stocks - continued
	Shares	Value
China - continued
China Life Insurance Co. Ltd. (H Shares)	135,600	$ 352,771
China Longyuan Power Grid Corp. Ltd. (H Shares)	37,500	38,598
China Pacific Insurance Group Co. Ltd. (H Shares)	157,000	492,084
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	1,700	151,079
China Suntien Green Energy Corp. Ltd. (H Shares)	267,000	90,229
China Telecom Corp. Ltd. (H Shares)	622,057	318,238
Industrial & Commercial Bank of China Ltd. (H Shares)	1,438,000	859,231
Maanshan Iron & Steel Ltd. (H Shares) (a)	558,000	116,596
PICC Property & Casualty Co. Ltd. (H Shares)	197,900	260,873
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	32,560	240,852
Sinopec Engineering Group Co. Ltd. (H Shares) (e)	88,500	98,854
TOTAL CHINA		3,453,975
Colombia - 0.3%
BanColombia SA sponsored ADR	3,971	226,069
Denmark - 1.0%
Auriga Industries A/S Series B (a)	3,681	136,156
Vestas Wind Systems A/S (a)	13,049	579,201
TOTAL DENMARK		715,357
France - 0.6%
Technip SA	3,829	430,816
Hong Kong - 0.8%
China Resources Power Holdings Co. Ltd.	28,791	72,414
China Unicom Ltd.	186,200	285,451
Far East Horizon Ltd.	221,000	149,653
Sinotruk Hong Kong Ltd.	190,000	100,723
TOTAL HONG KONG		608,241
India - 5.2%
Axis Bank Ltd.	21,329	538,937
Bharti Airtel Ltd.	42,518	231,253
Bharti Infratel Ltd. (a)	88,869	317,742
Coal India Ltd.	26,915	130,235
Eicher Motors Ltd.	1,777	182,701
Grasim Industries Ltd.	3,629	160,313
Hindalco Industries Ltd.	53,254	118,578
Indiabulls Real Estate Ltd.	99,707	102,823
ITC Ltd.	71,786	405,556
JK Cement Ltd.	16,915	63,675
Lupin Ltd.	11,847	202,151
Mundra Port and SEZ Ltd.	73,373	228,945
Common Stocks - continued
	Shares	Value
India - continued
Petronet LNG Ltd.	98,003	$ 235,279
Phoenix Mills Ltd. (a)	40,562	166,982
Power Grid Corp. of India Ltd.	83,004	145,599
SREI Infrastructure Finance Ltd.	313,747	174,261
State Bank of India	11,305	389,598
TOTAL INDIA		3,794,628
Indonesia - 1.6%
PT AKR Corporindo Tbk	246,200	101,576
PT Bakrieland Development Tbk (a)	19,207,200	83,065
PT Bank Rakyat Indonesia Tbk	361,900	309,892
PT Bank Tabungan Negara Tbk	1,117,700	111,659
PT Kalbe Farma Tbk	1,357,700	181,434
PT Lippo Karawaci Tbk	1,207,000	111,706
PT Telkomunikasi Indonesia Tbk:
Series B	112,100	22,033
sponsored ADR	6,160	244,552
TOTAL INDONESIA		1,165,917
Israel - 0.2%
Bezeq The Israeli Telecommunication Corp. Ltd.	74,400	134,804
Kenya - 0.2%
Equity Bank Ltd.	349,500	153,642
Korea (South) - 11.9%
AMOREPACIFIC Group, Inc.	657	339,597
Daewoo International Corp.	13,656	479,170
Daou Technology, Inc.	5,880	81,959
E-Mart Co. Ltd.	1,535	350,654
GS Retail Co. Ltd.	7,940	220,577
Hana Financial Group, Inc.	14,920	524,966
Hankook Shell Oil Co. Ltd.	196	88,789
Hyundai Industrial Development & Construction Co.	6,250	178,770
Hyundai Mobis	1,248	356,365
KB Financial Group, Inc.	10,490	358,920
Korea Electric Power Corp.	6,357	243,106
KEPCO Plant Service & Engineering Co. Ltd.	2,367	153,966
Korea Zinc Co. Ltd.	449	147,986
Korean Reinsurance Co.	20,138	198,827
KT&G Corp.	3,246	260,158
LG Chemical Ltd.	1,314	334,510
LG Corp.	3,541	197,084
Naver Corp.	815	582,200
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Oci Co. Ltd.	1,041	$ 182,384
Samsung C&T Corp.	4,134	259,300
Samsung Electronics Co. Ltd.	1,766	2,295,740
Seoul Semiconductor Co. Ltd.	3,376	135,452
Shinhan Financial Group Co. Ltd.	11,720	511,659
SK Hynix, Inc. (a)	1,820	70,732
SK Telecom Co. Ltd. sponsored ADR	7,785	179,756
TOTAL KOREA (SOUTH)		8,732,627
Malaysia - 0.1%
Petronas Dagangan Bhd	10,000	92,874
Mexico - 3.5%
America Movil S.A.B. de CV Series L sponsored ADR	20,043	402,463
CEMEX S.A.B. de CV sponsored ADR	20,108	254,165
El Puerto de Liverpool S.A.B. de CV Class C	18,400	189,489
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	3,350	304,080
Gruma S.A.B. de CV Series B (a)	19,000	167,856
Grupo Comercial Chedraui S.A.B. de CV	54,600	166,311
Grupo Financiero Banorte S.A.B. de CV Series O	58,700	389,142
Grupo Televisa SA de CV (CPO) sponsored ADR	17,400	570,894
Macquarie Mexican (REIT)	51,000	96,833
TOTAL MEXICO		2,541,233
Netherlands - 0.1%
SBM Offshore NV (a)	4,500	82,190
Nigeria - 1.2%
Guaranty Trust Bank PLC	476,380	77,781
Guaranty Trust Bank PLC GDR (Reg. S)	36,030	302,652
Zenith Bank PLC	3,761,199	531,461
TOTAL NIGERIA		911,894
Norway - 0.6%
ElectroMagnetic GeoServices ASA (a)	60,740	72,549
Spectrum ASA	7,281	57,569
Statoil ASA	4,200	128,039
TGS Nopec Geophysical Co. ASA	4,282	147,673
TOTAL NORWAY		405,830
Panama - 0.3%
Copa Holdings SA Class A	1,680	227,270
Peru - 0.0%
Alicorp SA Class C	459	1,390
Common Stocks - continued
	Shares	Value
Philippines - 1.5%
Alliance Global Group, Inc.	323,600	$ 226,139
LT Group, Inc.	381,500	156,623
Metro Pacific Investments Corp.	449,000	51,070
Metropolitan Bank & Trust Co.	147,334	279,959
Robinsons Land Corp.	804,400	402,426
TOTAL PHILIPPINES		1,116,217
Poland - 0.5%
Cyfrowy Polsat SA	23,500	159,505
Powszechny Zaklad Ubezpieczen SA	1,495	211,931
TOTAL POLAND		371,436
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	62,800	111,172
Puerto Rico - 0.1%
Popular, Inc. (a)	3,230	99,807
Romania - 0.1%
SNGN Romgaz SA GDR (e)	6,769	73,105
Russia - 1.6%
Bashneft OJSC (a)	813	48,376
E.ON Russia JSC	2,450,400	171,745
Gazprom OAO sponsored:
ADR	18,332	132,357
ADR (Reg. S)	25,000	180,300
LUKOIL Oil Co. sponsored ADR (United Kingdom)	2,200	116,270
Mobile TeleSystems OJSC	27,726	201,184
NOVATEK OAO GDR (Reg. S)	1,400	144,620
Sberbank (Savings Bank of the Russian Federation)	84,050	171,049
TOTAL RUSSIA		1,165,901
Singapore - 0.9%
Ezion Holdings Ltd.	140,200	253,852
First Resources Ltd.	197,000	403,837
TOTAL SINGAPORE		657,689
South Africa - 3.4%
Aspen Pharmacare Holdings Ltd.	11,787	313,674
Barclays Africa Group Ltd.	11,602	169,831
Bidvest Group Ltd.	9,869	270,634
Impala Platinum Holdings Ltd. (a)	14,300	160,935
JSE Ltd.	10,950	100,440
Life Healthcare Group Holdings Ltd.	54,000	214,399
Common Stocks - continued
	Shares	Value
South Africa - continued
MTN Group Ltd. (g)	30,249	$ 606,130
Naspers Ltd. Class N	7,000	660,045
TOTAL SOUTH AFRICA		2,496,088
Taiwan - 5.5%
Cathay Financial Holding Co. Ltd.	172,000	242,900
Chipbond Technology Corp.	44,000	75,265
E.SUN Financial Holdings Co. Ltd.	204,000	123,419
E.SUN Financial Holdings Co. Ltd. rights 5/6/14 (a)	18,582	2,002
ECLAT Textile Co. Ltd.	14,660	160,375
Hon Hai Precision Industry Co. Ltd. (Foxconn)	20,950	60,144
King Slide Works Co. Ltd.	300	3,908
MediaTek, Inc.	46,000	719,763
Taiwan Fertilizer Co. Ltd.	119,300	237,291
Taiwan Semiconductor Manufacturing Co. Ltd.	324,000	1,274,483
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	30,242	607,864
Unified-President Enterprises Corp.	169,739	287,536
Universal Cement Corp.	83,000	79,518
Voltronic Power Technology Corp.	1,000	6,514
Yuanta Financial Holding Co. Ltd.	297,300	148,327
TOTAL TAIWAN		4,029,309
Thailand - 1.0%
Jasmine International Public Co. Ltd.	462,800	118,703
Kasikornbank PCL (For. Reg.)	46,560	282,727
Thai Union Frozen Products PCL (For. Reg.)	117,900	255,037
Total Access Communication PCL NVDR	28,500	109,649
TOTAL THAILAND		766,116
Togo - 0.3%
Ecobank Transnational, Inc.	2,707,486	227,520
Turkey - 0.9%
Aygaz A/S	4,650	19,159
Tupras Turkiye Petrol Rafinelleri A/S	14,000	314,935
Turkiye Halk Bankasi A/S	49,200	328,536
TOTAL TURKEY		662,630
United Arab Emirates - 0.2%
First Gulf Bank PJSC	23,177	109,482
Common Stocks - continued
	Shares	Value
United Kingdom - 0.1%
John Wood Group PLC	8	$ 106
Mondi PLC	5,200	86,260
TOTAL UNITED KINGDOM		86,366
United States of America - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	6,020	288,388
Facebook, Inc. Class A (a)	4,506	269,369
InvenSense, Inc. (a)	10,311	221,996
TOTAL UNITED STATES OF AMERICA		779,753
TOTAL COMMON STOCKS (Cost $38,477,937)		45,721,097
Nonconvertible Preferred Stocks - 7.0%

Brazil - 4.4%
Ambev SA sponsored ADR	27,400	198,650
Banco do Estado Rio Grande do Sul SA	38,320	214,994
Braskem SA (PN-A)	28,500	194,538
Companhia Paranaense de Energia-Copel:
(PN-B)	415	5,947
(PN-B) sponsored	8,095	116,163
Gerdau SA sponsored	43,500	261,435
Itau Unibanco Holding SA sponsored ADR	45,520	744,707
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored (non-vtg.)	11,206	165,849
sponsored ADR	29,521	409,751
Telefonica Brasil SA	5,110	107,345
TIM Participacoes SA sponsored ADR	2,300	61,893
Vale SA (PN-A) sponsored ADR	62,300	739,501
TOTAL BRAZIL		3,220,773
Chile - 0.2%
Embotelladora Andina SA Class A	35,643	114,335
Korea (South) - 1.8%
Hyundai Motor Co. Series 2	5,326	747,527
Samsung Electronics Co. Ltd.	301	302,136
Samsung Fire & Marine Insurance Co. Ltd.	1,669	243,137
TOTAL KOREA (SOUTH)		1,292,800
Russia - 0.6%
Bashneft OJSC (a)	1,200	52,258
Nonconvertible Preferred Stocks - continued
	Shares	Value
Russia - continued
Sberbank (Savings Bank of the Russian Federation)	158,100	$ 266,984
Surgutneftegas	213,550	148,661
TOTAL RUSSIA		467,903
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $5,120,455)		5,095,811
Nonconvertible Bonds - 9.4%
		Principal Amount (c)
Argentina - 0.1%
YPF SA 8.875% 12/19/18 (e)		$ 45,000	46,856
Canada - 0.6%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (e)		400,000	437,000
Cayman Islands - 1.0%
Brazil Minas SPE 5.333% 2/15/28 (e)		250,000	245,313
Odebrecht Finance Ltd. 7.5% (e)(f)		475,000	486,875
TOTAL CAYMAN ISLANDS			732,188
Costa Rica - 0.3%
Instituto Costarricense de Electricidad 6.95% 11/10/21 (e)		200,000	209,500
Georgia - 0.4%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (e)		300,000	319,500
Indonesia - 0.2%
PT Pertamina Persero 5.625% 5/20/43 (e)		200,000	169,750
Kazakhstan - 1.1%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (e)		150,000	168,563
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		300,000	271,521
Zhaikmunai International BV 7.125% 11/13/19 (e)		400,000	409,000
TOTAL KAZAKHSTAN			849,084
Luxembourg - 0.3%
Millicom International Cellular SA 4.75% 5/22/20 (e)		200,000	193,000
Mexico - 1.6%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	9,750,000	698,529
Petroleos Mexicanos:
4.875% 1/18/24		275,000	284,556
6.375% 1/23/45 (e)		175,000	192,185
TOTAL MEXICO			1,175,270
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Morocco - 0.3%
OCP SA 6.875% 4/25/44 (e)		$ 200,000	$ 200,020
Netherlands - 0.4%
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		100,000	108,000
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	192,800
TOTAL NETHERLANDS			300,800
Nigeria - 0.3%
Zenith Bank PLC 6.25% 4/22/19 (e)		200,000	200,000
Paraguay - 0.3%
Banco Regl Saeca 8.125% 1/24/19 (e)		200,000	214,250
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		150,000	189,750
Turkey - 0.5%
Arcelik A/S 5% 4/3/23 (e)		200,000	187,900
Finansbank A/S 5.5% 5/11/16 (Reg. S)		200,000	202,500
TOTAL TURKEY			390,400
Venezuela - 1.7%
Petroleos de Venezuela SA:
5.5% 4/12/37		500,000	278,000
6% 11/15/26 (Reg. S)		700,000	412,125
8.5% 11/2/17 (e)		250,000	225,000
9% 11/17/21 (Reg. S)		150,000	122,438
9.75% 5/17/35 (e)		300,000	228,900
TOTAL VENEZUELA			1,266,463
TOTAL NONCONVERTIBLE BONDS (Cost $6,909,931)			6,893,831
Government Obligations - 18.0%

Armenia - 0.6%
Republic of Armenia 6% 9/30/20 (e)		400,000	409,500
Azerbaijan - 0.7%
Azerbaijan Rep 4.75% 3/18/24 (e)		200,000	201,540
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		325,000	313,381
TOTAL AZERBAIJAN			514,921
Government Obligations - continued
		Principal Amount (c)	Value
Barbados - 0.3%
Barbados Government 7% 8/4/22 (e)		$ 200,000	$ 186,000
Belarus - 0.4%
Belarus Republic 8.75% 8/3/15 (Reg. S)		325,000	326,359
Belize - 0.3%
Belize Government 5% 2/20/38 (d)(e)		332,500	229,758
Bolivia - 0.3%
Plurinational State of Bolivia 4.875% 10/29/22 (e)		200,000	199,250
Brazil - 0.3%
Brazilian Federative Republic 4.25% 1/7/25		250,000	248,125
Congo - 0.4%
Congo Republic 3.5% 6/30/29 (d)		319,366	288,227
Costa Rica - 0.3%
Costa Rican Republic 7% 4/4/44 (e)		200,000	199,000
Croatia - 0.3%
Croatia Republic 6% 1/26/24 (e)		200,000	208,250
Dominican Republic - 0.5%
Dominican Republic:
5.875% 4/18/24 (e)		150,000	149,250
7.45% 4/30/44 (e)		200,000	201,471
TOTAL DOMINICAN REPUBLIC			350,721
Ecuador - 0.6%
Ecuador Republic 9.375% 12/15/15 (e)		386,000	412,538
El Salvador - 0.2%
El Salvador Republic 7.625% 2/1/41 (e)		150,000	154,950
Ghana - 0.2%
Ghana Republic 7.875% 8/7/23 (Reg.S)		200,000	185,000
Guatemala - 0.3%
Guatemalan Republic 4.875% 2/13/28 (e)		200,000	194,000
Honduras - 0.3%
Republic of Honduras 7.5% 3/15/24 (e)		200,000	198,500
Hungary - 1.3%
Hungarian Republic:
6.375% 3/29/21		508,000	565,150
7.625% 3/29/41		350,000	419,125
TOTAL HUNGARY			984,275
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 0.6%
Indonesian Republic:
5.875% 1/15/24 (e)		$ 225,000	$ 243,563
6.75% 1/15/44 (e)		200,000	222,000
TOTAL INDONESIA			465,563
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		500,000	446,250
Ivory Coast - 0.3%
Ivory Coast 7.7743% 12/31/32 (d)		275,000	258,555
Jamaica - 0.2%
Jamaican Government 8% 6/24/19		150,000	157,875
Jordan - 0.4%
Jordanian Kingdom 3.875% 11/12/15		300,000	300,750
Lebanon - 0.4%
Lebanese Republic 11.625% 5/11/16 (Reg. S)		250,000	286,250
Mongolia - 0.2%
Mongolian People's Republic 5.125% 12/5/22 (Reg. S)		200,000	168,500
Morocco - 0.3%
Moroccan Kingdom 5.5% 12/11/42 (e)		200,000	187,000
Namibia - 0.3%
Republic of Namibia 5.5% 11/3/21 (e)		200,000	209,750
Netherlands - 0.4%
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		250,000	271,250
Pakistan - 0.3%
Islamic Republic of Pakistan 7.25% 4/15/19 (e)		200,000	200,250
Panama - 0.2%
Panamanian Republic 4.3% 4/29/53		200,000	167,750
Peru - 0.4%
Peruvian Republic 8.75% 11/21/33		200,000	300,500
Philippines - 0.4%
Philippine Republic 10.625% 3/16/25		175,000	273,875
Romania - 0.6%
Romanian Republic:
6.125% 1/22/44 (e)		200,000	219,250
6.75% 2/7/22 (e)		190,000	224,913
TOTAL ROMANIA			444,163
Government Obligations - continued
		Principal Amount (c)	Value
Russia - 0.5%
Russian Federation 12.75% 6/24/28 (Reg. S)		$ 225,000	$ 360,000
Senegal - 0.3%
Republic of Senegal 8.75% 5/13/21 (e)		200,000	226,000
Serbia - 0.4%
Republic of Serbia 7.25% 9/28/21 (e)		260,000	288,925
Slovenia - 0.6%
Republic of Slovenia:
4.75% 5/10/18 (e)		200,000	211,750
5.85% 5/10/23 (e)		200,000	217,500
TOTAL SLOVENIA			429,250
Sri Lanka - 0.4%
Democratic Socialist Republic of Sri Lanka 6.25% 10/4/20 (e)		300,000	311,625
Tanzania - 0.3%
United Republic of Tanzania 6.332% 3/9/20 (i)		200,000	209,500
Turkey - 0.4%
Turkish Republic 11.875% 1/15/30		165,000	275,550
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 5/8/14 to 6/19/14 (h)		80,000	79,999
Venezuela - 1.6%
Venezuelan Republic:
7% 3/31/38		650,000	437,125
7.65% 4/21/25		600,000	444,000
8.25% 10/13/24		300,000	231,000
9% 5/7/23 (Reg. S)		100,000	81,850
TOTAL VENEZUELA			1,193,975
Vietnam - 0.3%
Vietnamese Socialist Republic 6.75% 1/29/20 (e)		200,000	225,500
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (e)		200,000	177,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $12,770,155)			13,204,979
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $2,404,661)	2,404,661	$ 2,404,661
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $65,683,139)		73,320,379
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(60,965)
NET ASSETS - 100%		$ 73,259,414
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	June 2014	$ 546,975	$ (7,649)

The face value of futures purchased as a percentage of net assets is 0.7%
Currency Abbreviations
MXN	-	Mexican peso
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,983,875 or 15.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $49,999.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 728
Fidelity Securities Lending Cash Central Fund	14
Total	$ 742
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,210,858	$ 4,210,858	$ -	$ -
Consumer Staples	4,540,311	4,540,311	-	-
Energy	5,268,258	5,039,585	128,039	100,634
Financials	13,449,855	10,826,335	2,623,520	-
Health Care	911,658	709,507	202,151	-
Industrials	4,169,775	4,169,775	-	-
Information Technology	9,113,170	7,838,687	1,274,483	-
Materials	4,637,025	4,476,712	160,313	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 3,458,767	$ 2,833,045	$ 625,722	$ -
Utilities	1,057,231	814,125	243,106	-
Corporate Bonds	6,893,831	-	6,893,831	-
Government Obligations	13,204,979	-	13,204,979	-
Money Market Funds	2,404,661	2,404,661	-	-
Total Investments in Securities:	$ 73,320,379	$ 47,863,601	$ 25,356,144	$ 100,634
Derivative Instruments:
Liabilities
Futures Contracts	$ (7,649)	$ (7,649)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 1,836,662
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (7,649)
Total Value of Derivatives	$ -	$ (7,649)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	0.9%
BBB	7.7%
BB	7.5%
B	6.2%
CCC,CC,C	3.4%
Not Rated	1.6%
Other Investments	69.4%
Short-Term Investments and Net Other Assets	3.3%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $63,278,478)	$ 70,915,718
Fidelity Central Funds (cost $2,404,661)	2,404,661
Total Investments (cost $65,683,139)		$ 73,320,379
Cash		115,817
Foreign currency held at value (cost $16,635)		16,635
Receivable for investments sold		632,823
Receivable for fund shares sold		56,692
Dividends receivable		101,929
Interest receivable		354,516
Distributions receivable from Fidelity Central Funds		153
Prepaid expenses		50
Receivable from investment adviser for expense reductions		21,746
Other receivables		24,803
Total assets		74,645,543

Liabilities
Payable for investments purchased Regular delivery	$ 959,693
Delayed delivery	38,966
Payable for fund shares redeemed	90,709
Accrued management fee	48,958
Distribution and service plan fees payable	12,137
Payable for daily variation margin for derivative instruments	1,485
Other affiliated payables	15,865
Other payables and accrued expenses	218,316
Total liabilities		1,386,129

Net Assets		$ 73,259,414
Net Assets consist of:
Paid in capital		$ 67,566,653
Undistributed net investment income		355,652
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,228,157)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,565,266
Net Assets		$ 73,259,414

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($13,617,104 ÷ 1,216,576 shares)	$ 11.19

Maximum offering price per share (100/94.25 of $11.19)	$ 11.87
Class T: Net Asset Value and redemption price per share ($5,207,270 ÷ 465,430 shares)	$ 11.19

Maximum offering price per share (100/96.50 of $11.19)	$ 11.60
Class C: Net Asset Value and offering price per share ($8,589,508 ÷ 770,410 shares)A	$ 11.15

Total Emerging Markets: Net Asset Value, offering price and redemption price per share ($42,090,873 ÷ 3,752,008 shares)	$ 11.22

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,754,659 ÷ 334,887 shares)	$ 11.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 559,290
Interest		643,409
Income from Fidelity Central Funds		742
Income before foreign taxes withheld		1,203,441
Less foreign taxes withheld		(59,635)
Total income		1,143,806

Expenses
Management fee	$ 316,060
Transfer agent fees	82,389
Distribution and service plan fees	73,539
Accounting and security lending fees	20,450
Custodian fees and expenses	167,027
Independent trustees' compensation	161
Registration fees	29,057
Audit	56,585
Legal	204
Miscellaneous	3,357
Total expenses before reductions	748,829
Expense reductions	(122,257)	626,572
Net investment income (loss)		517,234
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,333,309
Foreign currency transactions	(27,292)
Futures contracts	(17,786)
Total net realized gain (loss)		1,288,231
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $56,761)	(2,168,530)
Assets and liabilities in foreign currencies	689
Futures contracts	1,358
Total change in net unrealized appreciation (depreciation)		(2,166,483)
Net gain (loss)		(878,252)
Net increase (decrease) in net assets resulting from operations		$ (361,018)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 517,234	$ 1,900,179
Net realized gain (loss)	1,288,231	(1,878,240)
Change in net unrealized appreciation (depreciation)	(2,166,483)	1,872,247
Net increase (decrease) in net assets resulting from operations	(361,018)	1,894,186
Distributions to shareholders from net investment income	(1,381,318)	(1,561,667)
Distributions to shareholders from net realized gain	-	(137,352)
Total distributions	(1,381,318)	(1,699,019)
Share transactions - net increase (decrease)	(12,572,643)	(15,755,086)
Redemption fees	20,754	87,191
Total increase (decrease) in net assets	(14,294,225)	(15,472,728)

Net Assets
Beginning of period	87,553,639	103,026,367
End of period (including undistributed net investment income of $355,652 and undistributed net investment income of $1,219,736, respectively)	$ 73,259,414	$ 87,553,639

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.86	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.18	.20
Net realized and unrealized gain (loss)	(.07)	.48 H	.68
Total from investment operations	-	.66	.88
Distributions from net investment income	(.18)	(.15)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.18)	(.16)	(.02)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.19	$ 11.37	$ 10.86
Total Return B,C,D	(.01)%	6.23%	8.80%
Ratios to Average Net Assets F,J
Expenses before reductions	1.97% A	1.89%	1.87%
Expenses net of fee waivers, if any	1.65% A	1.65%	1.65%
Expenses net of all reductions	1.65% A	1.62%	1.62%
Net investment income (loss)	1.25% A	1.61%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,617	$ 18,837	$ 7,675
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.34	$ 10.84	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.17
Net realized and unrealized gain (loss)	(.06)	.48 H	.68
Total from investment operations	(.01)	.63	.85
Distributions from net investment income	(.14)	(.12)	(.01)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.14)	(.14) L	(.01)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.19	$ 11.34	$ 10.84
Total Return B,C,D	(.08)%	5.93%	8.56%
Ratios to Average Net Assets F,J
Expenses before reductions	2.30% A	2.13%	2.10%
Expenses net of fee waivers, if any	1.90% A	1.90%	1.90%
Expenses net of all reductions	1.90% A	1.88%	1.87%
Net investment income (loss)	1.00% A	1.36%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,207	$ 5,967	$ 5,823
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.29	$ 10.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.09	.12
Net realized and unrealized gain (loss)	(.06)	.47 H	.69
Total from investment operations	(.03)	.56	.81
Distributions from net investment income	(.11)	(.07)	(.01)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.11)	(.08)	(.01)
Redemption fees added to paid in capital E	- K	.01	- K
Net asset value, end of period	$ 11.15	$ 11.29	$ 10.80
Total Return B,C,D	(.30)%	5.31%	8.07%
Ratios to Average Net Assets F,J
Expenses before reductions	2.72% A	2.65%	2.63%
Expenses net of fee waivers, if any	2.40% A	2.40%	2.40%
Expenses net of all reductions	2.40% A	2.37%	2.37%
Net investment income (loss)	.50% A	.86%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,590	$ 7,436	$ 5,824
Portfolio turnover rate G	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

I For the period November 1, 2011 (commencement of operations) to October 31, 2012.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Total Emerging Markets

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.21	.22
Net realized and unrealized gain (loss)	(.06)	.47 G	.69
Total from investment operations	.02	.68	.91
Distributions from net investment income	(.20)	(.17)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 11.22	$ 11.40	$ 10.89
Total Return B,C	.17%	6.44%	9.15%
Ratios to Average Net Assets E,I
Expenses before reductions	1.70% A	1.56%	1.60%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.38%	1.38%
Net investment income (loss)	1.50% A	1.85%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,091	$ 49,959	$ 81,416
Portfolio turnover rate F	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.89	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.08	.20	.22
Net realized and unrealized gain (loss)	(.07)	.48 G	.69
Total from investment operations	.01	.68	.91
Distributions from net investment income	(.20)	(.17)	(.02)
Distributions from net realized gain	-	(.01)	-
Total distributions	(.20)	(.18)	(.02)
Redemption fees added to paid in capital D	- J	.01	- J
Net asset value, end of period	$ 11.21	$ 11.40	$ 10.89
Total Return B,C	.12%	6.44%	9.15%
Ratios to Average Net Assets E,I
Expenses before reductions	1.69% A	1.63%	1.62%
Expenses net of fee waivers, if any	1.40% A	1.40%	1.40%
Expenses net of all reductions	1.40% A	1.37%	1.37%
Net investment income (loss)	1.49% A	1.86%	2.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,755	$ 5,354	$ 2,287
Portfolio turnover rate F	91% A	120%	70%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

H For the period November 1, 2011 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Total Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Emerging Markets and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 9,992,601
Gross unrealized depreciation	(2,644,222)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,348,379

Tax cost	$ 65,972,000

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (2,949,184)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(17,786) and a change in net unrealized appreciation (depreciation) of $1,358 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $35,228,990 and $49,654,155, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .80% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 19,924	$ 10,041
Class T	.25%	.25%	14,022	8,155
Class C	.75%	.25%	39,593	35,369
			$ 73,539	$ 53,565

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,959
Class T	800
Class C*	917
$ 3,676

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 16,716.21
Class T	8,307.30
Class C	8,632.22
Total Emerging Markets	44,033.20
Institutional Class	4,701.19
	$ 82,389

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $516 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $76 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14. During the period, there were no securities loaned to FCM.

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.65%	$ 25,128
Class T	1.90%	11,065
Class C	2.40%	12,428
Total Emerging Markets	1.40%	66,128
Institutional Class	1.40%	7,352
		$ 122,101

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $156.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 298,475	$ 104,565
Class T	72,882	69,282
Class C	71,691	35,970
Total Emerging Markets	837,446	1,316,259
Institutional Class	100,824	35,591
Total	$ 1,381,318	$ 1,561,667
From net realized gain
Class A	$ -	$ 10,027
Class T	-	7,822
Class C	-	7,516
Total Emerging Markets	-	109,039
Institutional Class	-	2,948
Total	$ -	$ 137,352

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	205,590	1,550,621	$ 2,266,614	$ 17,267,543
Reinvestment of distributions	24,147	9,656	267,553	105,541
Shares redeemed	(670,399)	(609,546)	(7,319,781)	(6,666,165)
Net increase (decrease)	(440,662)	950,731	$ (4,785,614)	$ 10,706,919
Class T
Shares sold	36,849	277,882	$ 407,171	$ 3,114,089
Reinvestment of distributions	6,487	7,041	71,876	76,883
Shares redeemed	(104,259)	(295,695)	(1,136,301)	(3,268,261)
Net increase (decrease)	(60,923)	(10,772)	$ (657,254)	$ (77,289)
Class C
Shares sold	158,417	431,831	$ 1,732,158	$ 4,824,945
Reinvestment of distributions	6,236	3,973	69,031	43,420
Shares redeemed	(52,735)	(316,804)	(574,763)	(3,521,280)
Net increase (decrease)	111,918	119,000	$ 1,226,426	$ 1,347,085
Total Emerging Markets
Shares sold	476,556	5,085,608	$ 5,271,798	$ 57,439,168
Reinvestment of distributions	69,851	113,766	774,644	1,243,462
Shares redeemed	(1,177,597)	(8,294,710)	(12,948,433)	(89,232,029)
Net increase (decrease)	(631,190)	(3,095,336)	$ (6,901,991)	$ (30,549,399)
Institutional Class
Shares sold	99,056	491,268	$ 1,096,301	$ 5,357,985
Reinvestment of distributions	8,910	3,526	98,814	38,539
Shares redeemed	(242,879)	(235,091)	(2,649,325)	(2,578,926)
Net increase (decrease)	(134,913)	259,703	$ (1,454,210)	$ 2,817,598

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Fidelity Total Emerging Markets Fund

Notes to Financial Statements (Unaudited) - continued

12. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

ATEKI-USAN-0614
1.931263.102

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Semiannual Report

April 30, 2014

(Fidelity Cover Art)

Contents

Fidelity® Canada Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity China Region Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Asia Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Emerging Markets Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Europe Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Japan Smaller Companies Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Latin America Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Nordic Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Fidelity Pacific Basin Fund	(Click Here)	Shareholder Expense Example
	(Click Here)	Investment Changes
	(Click Here)	Investments
	(Click Here)	Financial Statements
	(Click Here)	Notes to Financial Statements
Distributions	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Fidelity Canada Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.29%
Actual		$ 1,000.00	$ 1,056.20	$ 6.58
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46
Class T	1.59%
Actual		$ 1,000.00	$ 1,054.80	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.91	$ 7.95
Class B	2.08%
Actual		$ 1,000.00	$ 1,052.00	$ 10.58
HypotheticalA		$ 1,000.00	$ 1,014.48	$ 10.39
Class C	2.03%
Actual		$ 1,000.00	$ 1,052.40	$ 10.33
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14
Canada	.98%
Actual		$ 1,000.00	$ 1,057.80	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,019.93	$ 4.91
Institutional Class	.97%
Actual		$ 1,000.00	$ 1,058.00	$ 4.95
HypotheticalA		$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Canada Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Canada	95.2%
United States of America*	4.8%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Canada	92.8%
United States of America*	7.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	99.0
Short-Term Investments and Net Other Assets (Liabilities)	3.1	1.0
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Royal Bank of Canada (Banks)	7.9	7.8
The Toronto-Dominion Bank (Banks)	7.8	7.4
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	4.1	4.1
Valeant Pharmaceuticals International (Canada) (Pharmaceuticals)	3.9	4.4
Bank of Nova Scotia (Banks)	3.9	4.9
Canadian National Railway Co. (Road & Rail)	3.8	3.3
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.7	2.0
Magna International, Inc. Class A (sub. vtg.) (Auto Components)	3.0	2.6
Manulife Financial Corp. (Insurance)	2.9	4.0
Enbridge, Inc. (Oil, Gas & Consumable Fuels)	2.7	2.4
	43.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.1	36.2
Energy	25.0	18.4
Consumer Discretionary	8.3	9.6
Industrials	7.8	6.2
Materials	7.6	5.9
Health Care	4.5	7.0
Telecommunication Services	4.2	4.2
Consumer Staples	3.6	5.9
Information Technology	2.8	5.6

Semiannual Report

Fidelity Canada Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Auto Components - 3.0%
Magna International, Inc. Class A (sub. vtg.)	710,000	$ 69,558,688
Hotels, Restaurants & Leisure - 0.7%
Starbucks Corp.	150,000	10,593,000
Tim Hortons, Inc. (Canada)	110,300	6,050,122
		16,643,122
Household Durables - 0.1%
Brookfield Residential Properties, Inc. (a)	150,000	2,941,500
Media - 1.4%
CBS Corp. Class B	90,000	5,198,400
Cineplex, Inc.	350,000	13,191,460
Corus Entertainment, Inc. Class B (non-vtg.)	250,000	5,615,620
Quebecor, Inc. Class B (sub. vtg.)	400,000	9,433,876
		33,439,356
Multiline Retail - 1.7%
Canadian Tire Ltd. Class A (non-vtg.)	130,000	12,768,122
Dollarama, Inc.	323,467	26,903,199
		39,671,321
Specialty Retail - 0.3%
AutoCanada, Inc.	100,000	6,386,570
Textiles, Apparel & Luxury Goods - 1.1%
Gildan Activewear, Inc.	520,195	26,592,332
TOTAL CONSUMER DISCRETIONARY		195,232,889
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 3.6%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,995,600	56,242,036
CVS Caremark Corp.	100,000	7,272,000
Jean Coutu Group, Inc. Class A (sub. vtg.)	360,000	7,255,508
Metro, Inc. Class A (sub. vtg.)	229,165	14,125,621
		84,895,165
ENERGY - 25.0%
Energy Equipment & Services - 0.7%
Calfrac Well Services Ltd. (d)	100,000	3,462,433
Pason Systems, Inc.	50,000	1,388,623
Precision Drilling Corp.	550,000	7,150,677
Secure Energy Services, Inc.	100,000	1,793,714
ShawCor Ltd. Class A	50,000	2,227,088
		16,022,535
Oil, Gas & Consumable Fuels - 24.3%
ARC Resources Ltd. (d)	700,000	20,769,126
Canadian Natural Resources Ltd.	2,150,000	87,604,580
Cenovus Energy, Inc.	1,050,000	31,278,226
Crescent Point Energy Corp. (d)	633,400	25,768,264
Enbridge, Inc.	1,287,800	62,142,915

	Shares	Value
Encana Corp.	800,000	$ 18,532,001
Enerplus Corp.	150,000	3,326,947
Imperial Oil Ltd.	550,000	26,856,439
Inter Pipeline Ltd.	100,000	2,718,854
Keyera Corp.	302,302	20,106,579
Painted Pony Petroleum Ltd. (a)	50,000	516,400
Painted Pony Petroleum Ltd. (a)(e)	113,000	1,167,064
Pembina Pipeline Corp. (d)	450,000	17,683,044
Peyto Exploration & Development Corp.	600,000	22,121,254
Suncor Energy, Inc.	2,517,600	97,116,124
Talisman Energy, Inc.	500,000	5,168,560
Tourmaline Oil Corp. (a)	550,000	28,477,259
Tourmaline Oil Corp. (a)(e)	80,000	4,142,147
TransCanada Corp.	1,060,000	49,399,936
Trilogy Energy Corp. (d)	100,000	2,737,101
Veresen, Inc.	500,000	7,394,736
Vermilion Energy, Inc. (d)	400,000	26,615,574
Whitecap Resources, Inc.	550,000	7,256,056
		568,899,186
TOTAL ENERGY		584,921,721
FINANCIALS - 33.1%
Banks - 23.4%
Bank of Montreal (d)	900,000	62,036,403
Bank of Nova Scotia	1,500,000	91,145,477
Canadian Imperial Bank of Commerce (d)	204,600	18,241,423
National Bank of Canada	200,000	8,300,716
Royal Bank of Canada (d)	2,780,000	185,536,249
The Toronto-Dominion Bank	3,807,600	183,180,282
		548,440,550
Capital Markets - 0.4%
CI Financial Corp.	300,000	9,744,081
Diversified Financial Services - 1.0%
Element Financial Corp. (a)	300,000	3,593,814
Onex Corp. (sub. vtg.)	350,000	19,989,964
		23,583,778
Insurance - 5.7%
Industrial Alliance Insurance and Financial Services, Inc.	100,000	4,128,461
Intact Financial Corp.	210,925	13,849,982
Manulife Financial Corp.	3,600,000	67,595,456
Sun Life Financial, Inc. (d)	1,400,000	47,388,349
		132,962,248
Real Estate Management & Development - 2.6%
Brookfield Asset Management, Inc. Class A	1,450,000	60,868,117
TOTAL FINANCIALS		775,598,774
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.5%
Biotechnology - 0.3%
Amgen, Inc.	60,000	$ 6,705,000
Health Care Providers & Services - 0.3%
Catamaran Corp. (a)	156,468	5,944,371
Pharmaceuticals - 3.9%
Valeant Pharmaceuticals International (Canada) (a)	691,471	92,467,410
TOTAL HEALTH CARE		105,116,781
INDUSTRIALS - 7.8%
Aerospace & Defense - 0.1%
MacDonald Dettwiler & Associates Ltd.	50,000	3,877,560
Airlines - 0.5%
Air Canada Class A (a)	792,000	5,527,850
Delta Air Lines, Inc.	200,000	7,366,000
		12,893,850
Machinery - 0.2%
ATS Automation Tooling System, Inc. (a)	300,000	3,886,684
Professional Services - 1.1%
Stantec, Inc.	430,000	25,484,969
Road & Rail - 5.9%
Canadian National Railway Co.	1,500,000	87,860,955
Canadian Pacific Railway Ltd.	320,000	49,965,604
		137,826,559
TOTAL INDUSTRIALS		183,969,622
INFORMATION TECHNOLOGY - 2.8%
Electronic Equipment & Components - 0.2%
Avigilon Corp. (a)	140,000	3,296,747
Internet Software & Services - 0.0%
Halogen Software, Inc.	89,500	775,740
IT Services - 1.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	550,800	19,860,057
Davis + Henderson Corp.	180,000	5,212,536
		25,072,593
Software - 1.5%
Constellation Software, Inc.	66,600	14,750,376
Open Text Corp.	315,814	15,573,876
salesforce.com, Inc. (a)	100,000	5,165,000
		35,489,252
TOTAL INFORMATION TECHNOLOGY		64,634,332

	Shares	Value
MATERIALS - 7.6%
Chemicals - 1.7%
Methanex Corp.	350,000	$ 21,679,212
Potash Corp. of Saskatchewan, Inc.	500,000	18,073,993
		39,753,205
Containers & Packaging - 0.9%
CCL Industries, Inc. Class B	150,000	13,638,976
Winpak Ltd.	290,000	7,307,878
		20,946,854
Metals & Mining - 4.5%
Agnico Eagle Mines Ltd. (Canada)	316,000	9,332,530
Barrick Gold Corp.	900,000	15,708,225
Eldorado Gold Corp.	900,000	5,485,151
First Quantum Minerals Ltd.	360,000	7,170,111
Franco-Nevada Corp.	400,000	19,280,142
Goldcorp, Inc.	1,600,000	39,516,445
Silver Wheaton Corp.	400,000	8,871,858
		105,364,462
Paper & Forest Products - 0.5%
Stella-Jones, Inc.	150,000	4,100,178
West Fraser Timber Co. Ltd.	200,000	8,941,198
		13,041,376
TOTAL MATERIALS		179,105,897
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.4%
BCE, Inc. (d)	1,000,000	44,523,516
TELUS Corp.	1,000,000	35,235,619
		79,759,135
Wireless Telecommunication Services - 0.8%
Rogers Communications, Inc. Class B (non-vtg.) (d)	450,000	17,871,904
TOTAL TELECOMMUNICATION SERVICES		97,631,039
TOTAL COMMON STOCKS (Cost $1,638,733,342)		2,271,106,220
Money Market Funds - 11.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	60,396,152	$ 60,396,152
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	209,524,852	209,524,852
TOTAL MONEY MARKET FUNDS (Cost $269,921,004)		269,921,004
TOTAL INVESTMENT PORTFOLIO - 108.4% (Cost $1,908,654,346)		2,541,027,224
NET OTHER ASSETS (LIABILITIES) - (8.4)%		(196,398,728)
NET ASSETS - 100%		$ 2,344,628,496
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,309,211 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 25,533
Fidelity Securities Lending Cash Central Fund	1,026,490
Total	$ 1,052,023
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $200,148,612) - See accompanying schedule: Unaffiliated issuers (cost $1,638,733,342)	$ 2,271,106,220
Fidelity Central Funds (cost $269,921,004)	269,921,004
Total Investments (cost $1,908,654,346)		$ 2,541,027,224
Foreign currency held at value (cost $1,802,837)		1,802,057
Receivable for investments sold		48,189,258
Receivable for fund shares sold		907,035
Dividends receivable		2,868,443
Distributions receivable from Fidelity Central Funds		311,697
Prepaid expenses		1,011
Other receivables		3,374
Total assets		2,595,110,099

Liabilities
Payable for investments purchased	$ 34,167,399
Payable for fund shares redeemed	4,836,586
Accrued management fee	1,352,731
Distribution and service plan fees payable	70,091
Other affiliated payables	488,254
Other payables and accrued expenses	41,690
Collateral on securities loaned, at value	209,524,852
Total liabilities		250,481,603

Net Assets		$ 2,344,628,496
Net Assets consist of:
Paid in capital		$ 1,643,611,700
Undistributed net investment income		8,743,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		59,851,546
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		632,421,534
Net Assets		$ 2,344,628,496

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($101,383,059 ÷ 1,685,106 shares)	$ 60.16

Maximum offering price per share (100/94.25 of $60.16)	$ 63.83
Class T: Net Asset Value and redemption price per share ($22,123,403 ÷ 369,183 shares)	$ 59.93

Maximum offering price per share (100/96.50 of $59.93)	$ 62.10
Class B: Net Asset Value and offering price per share ($7,076,404 ÷ 119,680 shares)A	$ 59.13

Class C: Net Asset Value and offering price per share ($41,318,191 ÷ 701,792 shares)A	$ 58.88

Canada: Net Asset Value, offering price and redemption price per share ($2,141,978,544 ÷ 35,425,497 shares)	$ 60.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,748,895 ÷ 509,684 shares)	$ 60.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Canada Fund
Financial Statements - continued

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 27,872,620
Income from Fidelity Central Funds		1,052,023
Income before foreign taxes withheld		28,924,643
Less foreign taxes withheld		(4,127,727)
Total income		24,796,916

Expenses
Management fee Basic fee	$ 8,297,977
Performance adjustment	305,908
Transfer agent fees	2,458,021
Distribution and service plan fees	442,161
Accounting and security lending fees	523,863
Custodian fees and expenses	17,681
Independent trustees' compensation	4,748
Registration fees	70,986
Audit	37,859
Legal	6,040
Interest	305
Miscellaneous	8,647
Total expenses before reductions	12,174,196
Expense reductions	(18,668)	12,155,528
Net investment income (loss)		12,641,388
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	83,205,656
Foreign currency transactions	(276,399)
Total net realized gain (loss)		82,929,257
Change in net unrealized appreciation (depreciation) on: Investment securities	35,051,742
Assets and liabilities in foreign currencies	103,833
Total change in net unrealized appreciation (depreciation)		35,155,575
Net gain (loss)		118,084,832
Net increase (decrease) in net assets resulting from operations		$ 130,726,220

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,641,388	$ 38,579,360
Net realized gain (loss)	82,929,257	314,796,773
Change in net unrealized appreciation (depreciation)	35,155,575	(148,474,588)
Net increase (decrease) in net assets resulting from operations	130,726,220	204,901,545
Distributions to shareholders from net investment income	(9,338,915)	(43,693,415)
Distributions to shareholders from net realized gain	(13,503,099)	-
Total distributions	(22,842,014)	(43,693,415)
Share transactions - net increase (decrease)	(250,705,047)	(991,330,828)
Redemption fees	49,142	153,637
Total increase (decrease) in net assets	(142,771,699)	(829,969,061)

Net Assets
Beginning of period	2,487,400,195	3,317,369,256
End of period (including undistributed net investment income of $8,743,716 and undistributed net investment income of $5,441,243, respectively)	$ 2,344,628,496	$ 2,487,400,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24	$ 38.20
Income from Investment Operations
Net investment income (loss) E	.23	.60	.57	.34	.31	.38
Net realized and unrealized gain (loss)	2.97	3.63	1.50	(1.17)	9.64	5.72
Total from investment operations	3.20	4.23	2.07	(.83)	9.95	6.10
Distributions from net investment income	(.03)	(.57)	(.33)	(.35)	(.39)	(.07)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.35)	(.57)	(.62)	(.79)	(.39)	(.07)
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 60.16	$ 57.31	$ 53.65	$ 52.20	$ 53.81	$ 44.24
Total Return B, C, D	5.62%	7.98%	4.04%	(1.64)%	22.62%	16.08%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29% A	1.19%	1.08%	1.12%	1.24%	1.42%
Expenses net of fee waivers, if any	1.29% A	1.19%	1.08%	1.12%	1.24%	1.42%
Expenses net of all reductions	1.29% A	1.18%	1.08%	1.12%	1.18%	1.39%
Net investment income (loss)	.80% A	1.11%	1.11%	.59%	.63%	.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,383	$ 116,661	$ 159,597	$ 215,369	$ 170,446	$ 83,015
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11	$ 38.10
Income from Investment Operations
Net investment income (loss) E	.15	.45	.43	.17	.18	.27
Net realized and unrealized gain (loss)	2.96	3.63	1.49	(1.16)	9.60	5.73
Total from investment operations	3.11	4.08	1.92	(.99)	9.78	6.00
Distributions from net investment income	-	(.42)	(.16)	(.21)	(.26)	-
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.32)	(.42)	(.45)	(.65)	(.26)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 59.93	$ 57.14	$ 53.48	$ 52.01	$ 53.64	$ 44.11
Total Return B, C, D	5.48%	7.69%	3.74%	(1.93)%	22.27%	15.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.59% A	1.47%	1.36%	1.42%	1.51%	1.70%
Expenses net of fee waivers, if any	1.59% A	1.47%	1.36%	1.42%	1.51%	1.70%
Expenses net of all reductions	1.59% A	1.46%	1.36%	1.42%	1.46%	1.67%
Net investment income (loss)	.50% A	.83%	.83%	.30%	.36%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,123	$ 23,751	$ 29,626	$ 34,323	$ 31,522	$ 17,727
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68	$ 37.91
Income from Investment Operations
Net investment income (loss) E	- I	.18	.17	(.11)	(.07)	.08
Net realized and unrealized gain (loss)	2.92	3.60	1.49	(1.14)	9.50	5.68
Total from investment operations	2.92	3.78	1.66	(1.25)	9.43	5.76
Distributions from net investment income	-	(.14)	-	(.01)	(.09)	-
Distributions from net realized gain	(.32)	-	(.14)	(.41)	-	-
Total distributions	(.32)	(.14)	(.14)	(.42)	(.09)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 59.13	$ 56.53	$ 52.89	$ 51.37	$ 53.03	$ 43.68
Total Return B, C, D	5.20%	7.17%	3.25%	(2.41)%	21.64%	15.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.08% A	1.96%	1.85%	1.91%	2.01%	2.19%
Expenses net of fee waivers, if any	2.08% A	1.96%	1.85%	1.91%	2.01%	2.19%
Expenses net of all reductions	2.08% A	1.95%	1.85%	1.91%	1.96%	2.16%
Net investment income (loss)	.01% A	.34%	.34%	(.20)%	(.14)%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,076	$ 7,737	$ 9,804	$ 11,866	$ 13,464	$ 7,283
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60	$ 37.84
Income from Investment Operations
Net investment income (loss) E	.02	.20	.19	(.08)	(.06)	.09
Net realized and unrealized gain (loss)	2.91	3.58	1.46	(1.14)	9.48	5.66
Total from investment operations	2.93	3.78	1.65	(1.22)	9.42	5.75
Distributions from net investment income	-	(.12)	-	(.03)	(.16)	-
Distributions from net realized gain	(.32)	-	(.23)	(.44)	-	-
Total distributions	(.32)	(.12)	(.23)	(.47)	(.16)	-
Redemption fees added to paid in capital E	- I	- I	- I	.01	.01	.01
Net asset value, end of period	$ 58.88	$ 56.27	$ 52.61	$ 51.19	$ 52.87	$ 43.60
Total Return B, C, D	5.24%	7.21%	3.26%	(2.36)%	21.68%	15.22%
Ratios to Average Net Assets F, H
Expenses before reductions	2.03% A	1.93%	1.82%	1.86%	1.99%	2.18%
Expenses net of fee waivers, if any	2.03% A	1.92%	1.82%	1.86%	1.99%	2.18%
Expenses net of all reductions	2.03% A	1.92%	1.82%	1.86%	1.94%	2.15%
Net investment income (loss)	.06% A	.37%	.37%	(.15)%	(.12)%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 41,318	$ 46,040	$ 66,500	$ 87,990	$ 54,052	$ 24,848
Portfolio turnover rate G	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Canada

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46	$ 38.37
Income from Investment Operations
Net investment income (loss) D	.32	.77	.73	.52	.46	.48
Net realized and unrealized gain (loss)	2.98	3.66	1.51	(1.18)	9.68	5.74
Total from investment operations	3.30	4.43	2.24	(.66)	10.14	6.22
Distributions from net investment income	(.24)	(.76)	(.49)	(.46)	(.47)	(.14)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.56)	(.76)	(.78)	(.90)	(.47)	(.14)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 60.46	$ 57.72	$ 54.05	$ 52.59	$ 54.14	$ 44.46
Total Return B, C	5.78%	8.32%	4.36%	(1.33)%	22.97%	16.40%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.87%	.77%	.82%	.94%	1.17%
Expenses net of fee waivers, if any	.98% A	.87%	.77%	.82%	.94%	1.17%
Expenses net of all reductions	.98% A	.86%	.77%	.82%	.89%	1.13%
Net investment income (loss)	1.11% A	1.42%	1.42%	.90%	.93%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,141,979	$ 2,262,380	$ 2,992,597	$ 3,778,765	$ 3,953,693	$ 3,149,791
Portfolio turnover rate F	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39	$ 38.31
Income from Investment Operations
Net investment income (loss) D	.32	.78	.74	.51	.46	.49
Net realized and unrealized gain (loss)	2.98	3.64	1.50	(1.18)	9.65	5.72
Total from investment operations	3.30	4.42	2.24	(.67)	10.11	6.21
Distributions from net investment income	(.22)	(.76)	(.48)	(.48)	(.49)	(.14)
Distributions from net realized gain	(.32)	-	(.29)	(.44)	-	-
Total distributions	(.54)	(.76)	(.77)	(.92)	(.49)	(.14)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 60.33	$ 57.57	$ 53.91	$ 52.44	$ 54.02	$ 44.39
Total Return B, C	5.80%	8.34%	4.38%	(1.35)%	22.94%	16.40%
Ratios to Average Net Assets E, G
Expenses before reductions	.98% A	.86%	.76%	.82%	.95%	1.17%
Expenses net of fee waivers, if any	.97% A	.86%	.76%	.82%	.95%	1.17%
Expenses net of all reductions	.97% A	.85%	.76%	.82%	.90%	1.14%
Net investment income (loss)	1.12% A	1.43%	1.42%	.89%	.92%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,749	$ 30,831	$ 59,245	$ 68,112	$ 46,737	$ 17,956
Portfolio turnover rate F	55% A	64%	86%	104%	143%	123%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Canada Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Canada and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 650,787,111
Gross unrealized depreciation	(32,323,414)
Net unrealized appreciation (depreciation) on securities and other investments	$ 618,463,697

Tax cost	$ 1,922,563,527

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $631,265,482 and $941,439,361, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Canada as compared to its benchmark index, the S&P/TSX Composite Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 134,890	$ 1,959
Class T	.25%	.25%	56,534	1,370
Class B	.75%	.25%	36,332	27,347
Class C	.75%	.25%	214,405	11,725
			$ 442,161	$ 42,401

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,336
Class T	1,845
Class B*	7,374
Class C*	1,145
$ 16,700

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 140,839.26
Class T	34,930.31
Class B	10,909.30
Class C	53,387.25
Canada	2,191,496.20
Institutional Class	26,460.19
	$ 2,458,021

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,883 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 3,978,500.29%		$ 259

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,229 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,026,490. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $2,911,000. The weighted average interest rate was .57%. The interest expense amounted to $46 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,622 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,046.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 53,142	$ 1,637,055
Class T	-	220,579
Class B	-	25,159
Class C	-	146,334
Canada	9,173,811	40,860,360
Institutional Class	111,962	803,928
Total	$ 9,338,915	$ 43,693,415
From net realized gain
Class A	$ 629,831	$ -
Class T	130,152	-
Class B	42,217	-
Class C	256,584	-
Canada	12,282,929	-
Institutional Class	161,386	-
Total	$ 13,503,099	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	55,064	215,503	$ 3,178,417	$ 11,581,739
Reinvestment of distributions	9,784	24,773	552,980	1,299,341
Shares redeemed	(415,276)	(1,179,795)	(23,969,148)	(63,487,281)
Net increase (decrease)	(350,428)	(939,519)	$ (20,237,751)	$ (50,606,201)
Class T
Shares sold	10,393	36,303	$ 597,941	$ 1,947,020
Reinvestment of distributions	2,264	4,099	127,592	214,911
Shares redeemed	(59,115)	(178,697)	(3,395,440)	(9,595,838)
Net increase (decrease)	(46,458)	(138,295)	$ (2,669,907)	$ (7,433,907)
Class B
Shares sold	333	567	$ 18,810	$ 30,467
Reinvestment of distributions	630	400	35,107	20,851
Shares redeemed	(18,164)	(49,457)	(1,034,019)	(2,648,974)
Net increase (decrease)	(17,201)	(48,490)	$ (980,102)	$ (2,597,656)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	26,212	62,908	$ 1,485,279	$ 3,346,028
Reinvestment of distributions	3,715	2,201	206,074	114,122
Shares redeemed	(146,310)	(510,875)	(8,252,433)	(27,051,390)
Net increase (decrease)	(116,383)	(445,766)	$ (6,561,080)	$ (23,591,240)
Canada
Shares sold	848,295	2,375,531	$ 49,252,098	$ 128,818,784
Reinvestment of distributions	358,786	737,701	20,353,959	38,862,091
Shares redeemed	(4,976,034)	(19,289,279)	(288,483,774)	(1,044,400,607)
Net increase (decrease)	(3,768,953)	(16,176,047)	$ (218,877,717)	$ (876,719,732)
Institutional Class
Shares sold	161,922	144,801	$ 9,458,455	$ 7,839,112
Reinvestment of distributions	3,804	11,985	215,319	629,694
Shares redeemed	(191,546)	(720,255)	(11,052,264)	(38,850,898)
Net increase (decrease)	(25,820)	(563,469)	$ (1,378,490)	$ (30,382,092)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity China Region Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.37%
Actual		$ 1,000.00	$ 970.20	$ 6.69
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 6.85
Class T	1.66%
Actual		$ 1,000.00	$ 968.80	$ 8.10
HypotheticalA		$ 1,000.00	$ 1,016.56	$ 8.30
Class B	2.12%
Actual		$ 1,000.00	$ 966.50	$ 10.34
HypotheticalA		$ 1,000.00	$ 1,014.28	$ 10.59
Class C	2.09%
Actual		$ 1,000.00	$ 966.70	$ 10.19
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
China Region	1.02%
Actual		$ 1,000.00	$ 972.00	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.74	$ 5.11
Institutional Class	.99%
Actual		$ 1,000.00	$ 972.00	$ 4.84
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity China Region Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Cayman Islands	33.5%
China	23.0%
Hong Kong	15.2%
Taiwan	13.0%
Bermuda	6.5%
Korea (South)	3.3%
Italy	1.6%
Japan	1.2%
United States of America*	1.0%
Other	1.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Cayman Islands	24.1%
China	20.9%
Hong Kong	16.7%
Taiwan	14.8%
Bermuda	10.6%
United States of America*	6.9%
Japan	2.1%
Korea (South)	1.7%
Italy	1.5%
Other	0.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	95.3
Short-Term Investments and Net Other Assets (Liabilities)	0.5	4.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Tencent Holdings Ltd. (Internet Software & Services)	8.4	6.8
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	8.1	5.7
AIA Group Ltd. (Insurance)	5.5	5.1
China Construction Bank Corp. (H Shares) (Banks)	3.6	3.7
Industrial & Commercial Bank of China Ltd. (H Shares) (Banks)	3.5	3.7
Chongqing Changan Automobile Co. Ltd. (B Shares) (Automobiles)	3.0	3.0
China Petroleum & Chemical Corp. (H Shares) (Oil, Gas & Consumable Fuels)	2.5	0.0
Sands China Ltd. (Hotels, Restaurants & Leisure)	2.4	1.6
China Pacific Insurance Group Co. Ltd. (H Shares) (Insurance)	1.9	1.5
Techtronic Industries Co. Ltd. (Household Durables)	1.8	1.3
	40.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.7	24.8
Financials	23.5	21.8
Consumer Discretionary	23.2	25.7
Industrials	7.1	7.6
Materials	4.7	3.9
Health Care	4.3	3.1
Energy	4.2	3.2
Utilities	2.4	3.0
Telecommunication Services	1.2	1.6
Consumer Staples	1.2	0.6

Semiannual Report

Fidelity China Region Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 23.2%
Automobiles - 4.3%
Brilliance China Automotive Holdings Ltd.	11,364,000	$ 17,559,860
Chongqing Changan Automobile Co. Ltd. (B Shares)	21,723,686	39,227,856
		56,787,716
Diversified Consumer Services - 1.4%
Perfect Shape (PRC) Holdings Ltd. (e)	75,000,000	19,057,262
Hotels, Restaurants & Leisure - 8.5%
500 Com Ltd. sponsored ADR Class A (d)	304,350	9,647,895
China Lodging Group Ltd. ADR (a)	310,000	6,878,900
Galaxy Entertainment Group Ltd.	2,701,000	21,199,137
Hotel Shilla Co.	47,714	4,013,500
Melco Crown Entertainment Ltd. sponsored ADR (d)	473,400	16,180,812
Melco International Development Ltd.	7,009,000	21,471,021
Sands China Ltd.	4,341,800	31,697,080
Shangri-La Asia Ltd.	1,344,600	2,216,445
		113,304,790
Household Durables - 1.8%
Techtronic Industries Co. Ltd.	7,728,000	24,620,512
Internet & Catalog Retail - 1.8%
Ctrip.com International Ltd. sponsored ADR (a)(d)	274,916	12,849,574
E-Commerce China Dangdang, Inc. ADR (a)(d)	500,000	5,395,000
Qunar Cayman Islands Ltd. sponsored ADR (d)	237,468	5,865,460
		24,110,034
Leisure Products - 0.7%
Goodbaby International Holdings Ltd. (d)	16,000,000	8,770,855
Media - 0.4%
CJ E&M Corp. (a)	125,000	6,098,151
Specialty Retail - 1.6%
Baoxin Auto Group Ltd. (d)	21,494,000	16,218,330
Oriental Watch Holdings Ltd.	23,615,000	5,330,390
		21,548,720
Textiles, Apparel & Luxury Goods - 2.7%
ECLAT Textile Co. Ltd.	656,140	7,177,942
Prada SpA	2,676,300	21,367,734
Shenzhou International Group Holdings Ltd.	2,046,000	7,046,118
		35,591,794
TOTAL CONSUMER DISCRETIONARY		309,889,834
CONSUMER STAPLES - 1.2%
Food Products - 1.2%
China Mengniu Dairy Co. Ltd.	3,000,000	15,419,937

	Shares	Value
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
China Petroleum & Chemical Corp. (H Shares)	37,500,000	$ 33,290,857
Sinopec Kantons Holdings Ltd. (d)	24,262,000	22,625,486
		55,916,343
FINANCIALS - 23.5%
Banks - 7.9%
China Construction Bank Corp. (H Shares)	69,778,000	48,151,001
Industrial & Commercial Bank of China Ltd. (H Shares)	78,024,000	46,620,758
Kweichow Moutai Co. Ltd. (A Shares) (BNP Paribas Warrant Program) warrants 7/9/15 (a)	203,200	5,320,108
Wuliangye Yibin Co. Ltd. A (BNP Paribas Warrant Program) warrants 8/7/15 (a)	1,984,100	5,578,880
		105,670,747
Capital Markets - 0.9%
Kweichow Moutai Co. Ltd. (A Shares) (UBS Warrant Programme) warrants 7/9/15 (a)	277,900	7,275,876
Shanghai Bestway Marine Engineering Design Co. Ltd. warrants 3/5/17 (a)	1,767,600	4,970,126
		12,246,002
Diversified Financial Services - 0.8%
Far East Horizon Ltd.	16,000,000	10,834,586
Insurance - 7.4%
AIA Group Ltd.	14,982,600	72,662,117
China Pacific Insurance Group Co. Ltd. (H Shares)	7,999,200	25,071,819
		97,733,936
Real Estate Investment Trusts - 0.5%
Champion (REIT)	15,000,000	7,061,828
Real Estate Management & Development - 6.0%
Great Eagle Holdings Ltd.	2,150,000	7,695,458
Greenland Hong Kong Holdings Ltd.	15,000,000	6,829,658
Hopson Development Holdings Ltd. (a)	12,266,000	11,992,375
Longfor Properties Co. Ltd.	5,000,000	6,462,056
Shimao Property Holdings Ltd.	6,908,500	13,633,527
Sun Hung Kai Properties Ltd.	1,282,000	16,147,054
Sun Hung Kai Properties Ltd. warrants 4/22/16 (a)	106,833	71,930
Wharf Holdings Ltd.	2,348,000	16,429,746
		79,261,804
TOTAL FINANCIALS		312,808,903
HEALTH CARE - 4.3%
Life Sciences Tools & Services - 0.8%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	305,700	10,393,800
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 3.5%
China Pharmaceutical Group Ltd.	15,016,000	$ 12,492,432
Lee's Pharmaceutical Holdings Ltd.	8,290,000	9,302,653
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. Class H	958,500	3,239,115
Sino Biopharmaceutical Ltd.	12,388,000	9,698,909
Tong Ren Tang Technologies Co. Ltd. (H Shares)	4,351,000	12,542,948
		47,276,057
TOTAL HEALTH CARE		57,669,857
INDUSTRIALS - 7.1%
Commercial Services & Supplies - 0.3%
Cleanaway Co. Ltd.	818,000	4,637,019
Construction & Engineering - 1.6%
China State Construction International Holdings Ltd.	10,482,000	17,494,899
Paul Y. Engineering Group Ltd. (a)(d)	4,337,500	4,307,876
		21,802,775
Electrical Equipment - 1.4%
Harbin Electric Machinery Co. Ltd. (H Shares)	17,000,000	9,932,993
Shanghai Electric Group Co. Ltd. (H Shares)	21,968,000	8,613,846
		18,546,839
Machinery - 1.2%
Cimc Enric Holdings Ltd.	4,700,000	6,801,798
CSR Corp. Ltd. (H Shares)	11,689,000	8,533,492
		15,335,290
Marine - 1.3%
China Shipping Development Co. Ltd. (H Shares) (a)(d)	31,444,000	17,196,365
Trading Companies & Distributors - 1.3%
Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. (B Shares)	1,762,725	2,963,141
Summit Ascent Holdings Ltd. (a)(d)	9,272,000	13,992,403
		16,955,544
TOTAL INDUSTRIALS		94,473,832
INFORMATION TECHNOLOGY - 27.7%
Electronic Equipment & Components - 0.3%
Tong Hsing Electronics Industries Ltd.	666,000	3,576,669
Internet Software & Services - 13.3%
Baidu.com, Inc. sponsored ADR (a)	85,000	13,077,250
Naver Corp.	34,000	24,288,065
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	70,000	5,906,600

	Shares	Value
SouFun Holdings Ltd. ADR	810,000	$ 9,533,700
Tencent Holdings Ltd.	1,802,200	112,321,508
Yahoo!, Inc. (a)	200,000	7,190,000
Youku Tudou, Inc. ADR (a)(d)	250,000	5,572,500
		177,889,623
Semiconductors & Semiconductor Equipment - 11.6%
GCL-Poly Energy Holdings Ltd. (a)(d)	60,973,000	18,245,617
MediaTek, Inc.	816,000	12,767,963
Novatek Microelectronics Corp.	2,674,000	12,365,882
Seoul Semiconductor Co. Ltd.	100,000	4,012,196
Taiwan Semiconductor Manufacturing Co. Ltd.	27,336,796	107,531,778
		154,923,436
Software - 1.1%
China City Railway Transportation Technology Holdings Co. Ltd. (a)	16,396,000	3,827,802
Kingdee International Software Group Co. Ltd. (a)	14,768,000	4,400,142
WeMade Entertainment Co. Ltd. (a)	146,519	6,367,925
		14,595,869
Technology Hardware, Storage & Peripherals - 1.4%
Advantech Co. Ltd.	2,854,000	18,449,222
TOTAL INFORMATION TECHNOLOGY		369,434,819
MATERIALS - 4.7%
Chemicals - 0.5%
Taiwan Fertilizer Co. Ltd.	3,015,000	5,996,917
Construction Materials - 2.7%
Anhui Conch Cement Co. Ltd. (H Shares)	4,372,500	16,242,592
Asia Cement (China) Holdings Corp.	6,409,500	4,662,687
BBMG Corp. (H Shares)	2,708,500	1,903,962
China Shanshui Cement Group Ltd.	35,000,000	13,498,088
		36,307,329
Containers & Packaging - 0.9%
Greatview Aseptic Pack Co. Ltd.	19,157,000	11,687,501
Paper & Forest Products - 0.6%
Lee & Man Paper Manufacturing Ltd.	15,012,000	8,151,803
TOTAL MATERIALS		62,143,550
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
SoftBank Corp.	224,000	16,629,921
Common Stocks - continued
	Shares	Value
UTILITIES - 2.4%
Independent Power Producers & Energy Traders - 2.4%
Beijing Jingneng Clean Energy Co. Ltd. (H Shares) (d)	27,500,000	$ 11,811,633
Huadian Fuxin Energy Corp. Ltd. (H Shares)	43,672,000	20,391,288
		32,202,921
TOTAL COMMON STOCKS (Cost $1,048,646,060)		1,326,589,917
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.11% (b)	10,974,542	10,974,542
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	61,273,705	61,273,705
TOTAL MONEY MARKET FUNDS (Cost $72,248,247)		72,248,247
TOTAL INVESTMENT PORTFOLIO - 104.9% (Cost $1,120,894,307)		1,398,838,164
NET OTHER ASSETS (LIABILITIES) - (4.9)%		(65,749,662)
NET ASSETS - 100%		$ 1,333,088,502
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,904
Fidelity Securities Lending Cash Central Fund	193,784
Total	$ 210,688
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Perfect Shape (PRC) Holdings Ltd.	$ -	$ 16,961,684	$ -	$ -	$ 19,057,262
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 309,889,834	$ 309,889,834	$ -	$ -
Consumer Staples	15,419,937	15,419,937	-	-
Energy	55,916,343	22,625,486	33,290,857	-
Financials	312,808,903	243,043,155	69,765,748	-
Health Care	57,669,857	57,669,857	-	-
Industrials	94,473,832	94,473,832	-	-
Information Technology	369,434,819	261,903,041	107,531,778	-
Materials	62,143,550	62,143,550	-	-
Telecommunication Services	16,629,921	16,629,921	-	-
Utilities	32,202,921	32,202,921	-	-
Money Market Funds	72,248,247	72,248,247	-	-
Total Investments in Securities:	$ 1,398,838,164	$ 1,188,249,781	$ 210,588,383	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 54,645,985
Level 2 to Level 1	$ 23,598,535

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity China Region Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,334,624) - See accompanying schedule: Unaffiliated issuers (cost $1,031,684,376)	$ 1,307,532,655
Fidelity Central Funds (cost $72,248,247)	72,248,247
Other affiliated issuers (cost $16,961,684)	19,057,262
Total Investments (cost $1,120,894,307)		$ 1,398,838,164
Foreign currency held at value (cost $244,828)		245,887
Receivable for investments sold		15,467,797
Receivable for fund shares sold		712,507
Dividends receivable		290,144
Distributions receivable from Fidelity Central Funds		81,164
Prepaid expenses		963
Other receivables		1,405
Total assets		1,415,638,031

Liabilities
Payable for investments purchased	$ 18,140,545
Payable for fund shares redeemed	1,827,589
Accrued management fee	814,744
Distribution and service plan fees payable	14,198
Other affiliated payables	294,016
Other payables and accrued expenses	184,732
Collateral on securities loaned, at value	61,273,705
Total liabilities		82,549,529

Net Assets		$ 1,333,088,502
Net Assets consist of:
Paid in capital		$ 1,004,956,352
Accumulated net investment loss		(5,310,768)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,492,359
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		277,950,559
Net Assets		$ 1,333,088,502

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,565,625 ÷ 596,065 shares)	$ 31.15

Maximum offering price per share (100/94.25 of $31.15)	$ 33.05
Class T: Net Asset Value and redemption price per share ($5,859,831 ÷ 188,745 shares)	$ 31.05

Maximum offering price per share (100/96.50 of $31.05)	$ 32.18
Class B: Net Asset Value and offering price per share ($1,203,629 ÷ 38,949 shares)A	$ 30.90

Class C: Net Asset Value and offering price per share ($7,578,120 ÷ 246,910 shares)A	$ 30.69

China Region: Net Asset Value, offering price and redemption price per share ($1,288,114,410 ÷ 41,029,172 shares)	$ 31.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,766,887 ÷ 376,192 shares)	$ 31.28

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 2,069,209
Income from Fidelity Central Funds (including $193,784 from security lending)		210,688
Income before foreign taxes withheld		2,279,897
Less foreign taxes withheld		(51,048)
Total income		2,228,849

Expenses
Management fee	$ 5,121,368
Transfer agent fees	1,468,880
Distribution and service plan fees	86,843
Accounting and security lending fees	332,878
Custodian fees and expenses	225,969
Independent trustees' compensation	2,909
Registration fees	80,138
Audit	37,081
Legal	3,306
Interest	1,179
Miscellaneous	193,686
Total expenses before reductions	7,554,237
Expense reductions	(10,445)	7,543,792
Net investment income (loss)		(5,314,943)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	61,527,361
Foreign currency transactions	(85,766)
Total net realized gain (loss)		61,441,595
Change in net unrealized appreciation (depreciation) on: Investment securities	(93,888,557)
Assets and liabilities in foreign currencies	11,759
Total change in net unrealized appreciation (depreciation)		(93,876,798)
Net gain (loss)		(32,435,203)
Net increase (decrease) in net assets resulting from operations		$ (37,750,146)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,314,943)	$ 18,038,729
Net realized gain (loss)	61,441,595	182,630,699
Change in net unrealized appreciation (depreciation)	(93,876,798)	120,639,628
Net increase (decrease) in net assets resulting from operations	(37,750,146)	321,309,056
Distributions to shareholders from net investment income	(15,459,434)	(19,616,401)
Distributions to shareholders from net realized gain	(136,131,549)	-
Total distributions	(151,590,983)	(19,616,401)
Share transactions - net increase (decrease)	51,144,231	(122,395,498)
Redemption fees	212,691	393,175
Total increase (decrease) in net assets	(137,984,207)	179,690,332

Net Assets
Beginning of period	1,471,072,709	1,291,382,377
End of period (including accumulated net investment loss of $5,310,768 and undistributed net investment income of $15,463,609, respectively)	$ 1,333,088,502	$ 1,471,072,709

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47	$ 16.67
Income from Investment Operations
Net investment income (loss) E	(.18)	.30	.36	.33	.25	.30
Net realized and unrealized gain (loss)	(.62)	7.06	1.42	(4.33)	5.15	9.63
Total from investment operations	(.80)	7.36	1.78	(4.00)	5.40	9.93
Distributions from net investment income	(.30)	(.34)	(.19)	(.31)	(.20)	(.16)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.61)	(.34)	(.53)	(.34)	(.27)	(.16)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.03
Net asset value, end of period	$ 31.15	$ 35.56	$ 28.53	$ 27.28	$ 31.61	$ 26.47
Total Return B, C, D	(2.98)%	26.07%	6.70%	(12.79)%	20.54%	60.41%
Ratios to Average Net Assets F, H
Expenses before reductions	1.37% A	1.35%	1.36%	1.37%	1.38%	1.39%
Expenses net of fee waivers, if any	1.37% A	1.35%	1.36%	1.37%	1.38%	1.39%
Expenses net of all reductions	1.37% A	1.31%	1.29%	1.31%	1.31%	1.31%
Net investment income (loss)	(1.06)% A	.94%	1.35%	1.07%	.91%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,566	$ 20,623	$ 13,539	$ 14,808	$ 16,047	$ 11,842
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40	$ 16.65
Income from Investment Operations
Net investment income (loss) E	(.22)	.21	.29	.25	.18	.23
Net realized and unrealized gain (loss)	(.63)	7.04	1.40	(4.32)	5.13	9.64
Total from investment operations	(.85)	7.25	1.69	(4.07)	5.31	9.87
Distributions from net investment income	(.19)	(.26)	(.08)	(.27)	(.18)	(.14)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.50)	(.26)	(.42)	(.29) J	(.24) K	(.14)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 31.05	$ 35.40	$ 28.40	$ 27.13	$ 31.48	$ 26.40
Total Return B, C, D	(3.12)%	25.74%	6.38%	(13.04)%	20.27%	59.92%
Ratios to Average Net Assets F, H
Expenses before reductions	1.66% A	1.64%	1.64%	1.63%	1.64%	1.66%
Expenses net of fee waivers, if any	1.66% A	1.64%	1.64%	1.63%	1.64%	1.66%
Expenses net of all reductions	1.66% A	1.60%	1.57%	1.57%	1.58%	1.58%
Net investment income (loss)	(1.35)% A	.65%	1.06%	.81%	.64%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,860	$ 5,965	$ 4,349	$ 5,281	$ 6,070	$ 3,139
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.268 and distributions from net realized gain of $.025 per share. K Total distributions of $.24 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.065 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.30)	.06	.16	.10	.04	.12
Net realized and unrealized gain (loss)	(.63)	6.99	1.40	(4.29)	5.09	9.63
Total from investment operations	(.93)	7.05	1.56	(4.19)	5.13	9.75
Distributions from net investment income	-	(.10)	-	(.08)	(.12)	(.10)
Distributions from net realized gain	(3.29)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.29)	(.10)	(.34)	(.11)	(.19)	(.10)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 30.90	$ 35.12	$ 28.16	$ 26.94	$ 31.23	$ 26.28
Total Return B, C, D	(3.35)%	25.12%	5.90%	(13.45)%	19.63%	59.16%
Ratios to Average Net Assets F, H
Expenses before reductions	2.13% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of fee waivers, if any	2.12% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of all reductions	2.12% A	2.07%	2.04%	2.06%	2.08%	2.06%
Net investment income (loss)	(1.82)% A	.19%	.59%	.32%	.14%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,204	$ 1,494	$ 1,533	$ 1,801	$ 2,496	$ 1,915
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25	$ 16.61
Income from Investment Operations
Net investment income (loss) E	(.29)	.06	.16	.10	.04	.12
Net realized and unrealized gain (loss)	(.62)	6.97	1.39	(4.28)	5.09	9.62
Total from investment operations	(.91)	7.03	1.55	(4.18)	5.13	9.74
Distributions from net investment income	(.08)	(.12)	-	(.13)	(.13)	(.12)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.39)	(.12)	(.34)	(.16)	(.20)	(.12)
Redemption fees added to paid in capital E	- I	.01	- I	.01	.01	.02
Net asset value, end of period	$ 30.69	$ 34.99	$ 28.07	$ 26.86	$ 31.19	$ 26.25
Total Return B, C, D	(3.33)%	25.14%	5.88%	(13.46)%	19.66%	59.18%
Ratios to Average Net Assets F, H
Expenses before reductions	2.09% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of fee waivers, if any	2.09% A	2.10%	2.11%	2.12%	2.14%	2.15%
Expenses net of all reductions	2.09% A	2.07%	2.04%	2.06%	2.07%	2.07%
Net investment income (loss)	(1.78)% A	.19%	.59%	.32%	.15%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,578	$ 6,957	$ 4,515	$ 5,230	$ 5,938	$ 3,806
Portfolio turnover rate G	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - China Region

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55	$ 16.69
Income from Investment Operations
Net investment income (loss) D	(.12)	.41	.45	.44	.34	.33
Net realized and unrealized gain (loss)	(.62)	7.11	1.42	(4.37)	5.18	9.68
Total from investment operations	(.74)	7.52	1.87	(3.93)	5.52	10.01
Distributions from net investment income	(.38)	(.43)	(.29)	(.38)	(.21)	(.17)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.69)	(.43)	(.63)	(.40) I	(.27) J	(.17)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.01	.02
Net asset value, end of period	$ 31.40	$ 35.83	$ 28.73	$ 27.49	$ 31.81	$ 26.55
Total Return B, C	(2.80)%	26.51%	7.01%	(12.52)%	20.97%	60.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.02% A	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of fee waivers, if any	1.02% A	1.02%	1.04%	1.04%	1.06%	1.12%
Expenses net of all reductions	1.02% A	.98%	.98%	.98%	1.00%	1.03%
Net investment income (loss)	(.71)% A	1.27%	1.66%	1.40%	1.22%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,288,114	$ 1,425,828	$ 1,265,488	$ 1,515,084	$ 2,130,070	$ 2,138,141
Portfolio turnover rate F	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.40 per share is comprised of distributions from net investment income of $.376 and distributions from net realized gain of $.025 per share. J Total distributions of $.27 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.065 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55	$ 16.70
Income from Investment Operations
Net investment income (loss) D	(.11)	.42	.45	.43	.33	.37
Net realized and unrealized gain (loss)	(.63)	7.10	1.42	(4.37)	5.18	9.64
Total from investment operations	(.74)	7.52	1.87	(3.94)	5.51	10.01
Distributions from net investment income	(.43)	(.46)	(.31)	(.37)	(.22)	(.18)
Distributions from net realized gain	(3.31)	-	(.34)	(.03)	(.07)	-
Total distributions	(3.73) J	(.46)	(.65)	(.40)	(.28) I	(.18)
Redemption fees added to paid in capital D	- H	.01	- H	.01	.01	.02
Net asset value, end of period	$ 31.28	$ 35.75	$ 28.68	$ 27.46	$ 31.79	$ 26.55
Total Return B, C	(2.80)%	26.58%	7.02%	(12.56)%	20.92%	60.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.99% A	.97%	1.04%	1.06%	1.11%	1.08%
Expenses net of fee waivers, if any	.99% A	.97%	1.04%	1.06%	1.11%	1.08%
Expenses net of all reductions	.99% A	.93%	.98%	1.01%	1.04%	1.00%
Net investment income (loss)	(.68)% A	1.32%	1.66%	1.38%	1.18%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,767	$ 10,206	$ 1,958	$ 2,034	$ 1,904	$ 1,684
Portfolio turnover rate F	71% A	92%	107%	87%	57%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.065 per share. J Total distributions of $3.73 per share is comprised of distributions from net investment income of $.425 and distributions from net realized gain of $3.306 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® China Region Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, China Region and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 341,869,538
Gross unrealized depreciation	(68,233,494)
Net unrealized appreciation (depreciation) on securities and other investments	$ 273,636,044

Tax cost	$ 1,125,202,120

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $505,493,603 and $547,378,652, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,776	$ 467
Class T	.25%	.25%	15,268	145
Class B	.75%	.25%	7,048	5,319
Class C	.75%	.25%	38,751	11,855
			$ 86,843	$ 17,786

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 12,453
Class T	2,881
Class B*	2,196
Class C*	625
$ 18,155

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 30,751.30
Class T	10,360.34
Class B	2,140.30
Class C	10,300.27
China Region	1,406,737.20
Institutional Class	8,592.17
	$ 1,468,880

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,294 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,128,000.29%		$ 1,153

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,373 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $2,716 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,623,000. The weighted average interest rate was .57%. The interest expense amounted to $26 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $10,445.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 180,108	$ 161,788
Class T	32,344	40,503
Class B	-	4,993
Class C	17,191	18,782
China Region	15,122,632	19,344,002
Institutional Class	107,159	46,333
Total	$ 15,459,434	$ 19,616,401
From net realized gain
Class A	$ 1,978,191	$ -
Class T	554,033	-
Class B	137,166	-
Class C	701,626	-
China Region	131,926,962	-
Institutional Class	833,571	-
Total	$ 136,131,549	$ -

11. Share Transactions.
Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	111,013	284,743	$ 3,722,677	$ 9,232,019
Reinvestment of distributions	60,028	5,112	2,013,955	151,768
Shares redeemed	(154,927)	(184,522)	(5,124,654)	(5,803,916)
Net increase (decrease)	16,114	105,333	$ 611,978	$ 3,579,871
Class T
Shares sold	29,085	70,191	$ 964,072	$ 2,215,632
Reinvestment of distributions	17,176	1,321	574,877	39,167
Shares redeemed	(26,030)	(56,116)	(866,500)	(1,759,294)
Net increase (decrease)	20,231	15,396	$ 672,449	$ 495,505
Class B
Shares sold	437	6,343	$ 14,784	$ 197,892
Reinvestment of distributions	3,586	151	119,686	4,455
Shares redeemed	(7,618)	(18,382)	(250,305)	(569,584)
Net increase (decrease)	(3,595)	(11,888)	$ (115,835)	$ (367,237)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	69,697	120,235	$ 2,320,651	$ 3,792,024
Reinvestment of distributions	18,485	573	612,773	16,859
Shares redeemed	(40,082)	(82,838)	(1,304,397)	(2,577,162)
Net increase (decrease)	48,100	37,970	$ 1,629,027	$ 1,231,721
China Region
Shares sold	3,775,737	11,534,725	$ 127,767,390	$ 362,586,439
Reinvestment of distributions	4,157,611	622,145	140,360,926	18,558,580
Shares redeemed	(6,699,206)	(16,406,195)	(222,736,022)	(515,921,780)
Net increase (decrease)	1,234,142	(4,249,325)	$ 45,392,294	$ (134,776,761)
Institutional Class
Shares sold	283,369	333,624	$ 9,454,844	$ 11,106,364
Reinvestment of distributions	23,866	1,452	802,629	43,199
Shares redeemed	(216,524)	(117,838)	(7,303,155)	(3,708,160)
Net increase (decrease)	90,711	217,238	$ 2,954,318	$ 7,441,403

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Asia Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	1.05%	$ 1,000.00	$ 996.30	$ 5.20
Hypothetical A		$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Fidelity Emerging Asia Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Korea (South)	17.5%
China	15.3%
Cayman Islands	11.9%
Taiwan	11.8%
India	10.6%
Hong Kong	9.9%
Singapore	5.5%
Thailand	4.5%
Malaysia	3.4%
Other*	9.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Korea (South)	21.6%
China	15.9%
Hong Kong	11.7%
Cayman Islands	11.5%
India	8.8%
Taiwan	8.4%
Singapore	5.7%
Thailand	3.8%
Malaysia	3.4%
Other*	9.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.9	98.0
Short-Term Investments and Net Other Assets (Liabilities)	1.1	2.0
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	6.2	6.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.9	1.9
AIA Group Ltd. (Hong Kong, Insurance)	2.6	2.7
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.4	2.4
China Construction Bank Corp. (H Shares) (China, Banks)	2.2	2.4
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.8	0.0
Hyundai Motor Co. (Korea (South), Automobiles)	1.7	2.3
Bank of China Ltd. (H Shares) (China, Banks)	1.5	0.0
Hutchison Whampoa Ltd. (Hong Kong, Industrial Conglomerates)	1.4	0.0
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.3	2.2
	25.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.3	34.6
Information Technology	24.0	19.8
Consumer Discretionary	13.7	11.6
Industrials	8.0	6.9
Energy	4.6	5.8
Materials	4.3	7.2
Telecommunication Services	4.2	3.8
Utilities	4.2	4.3
Consumer Staples	3.8	3.3
Health Care	1.8	0.7

Semiannual Report

Fidelity Emerging Asia Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bermuda - 2.3%
BW Offshore Ltd.	425,000	$ 554,817
Cafe de Coral Holdings Ltd.	712,000	2,236,207
CSI Properties Ltd.	52,810,000	1,839,132
Great Eagle Holdings Ltd.	1,602,000	5,734,011
Hongkong Land Holdings Ltd.	786,000	5,502,000
Huabao International Holdings Ltd.	1,521,000	719,993
Luk Fook Holdings International Ltd.	574,000	1,628,799
Oriental Watch Holdings Ltd.	5,018,000	1,132,666
PAX Global Technology Ltd. (a)	2,340,000	1,219,355
Yue Yuen Industrial (Holdings) Ltd.	955,500	2,951,680
TOTAL BERMUDA		23,518,660
British Virgin Islands - 0.0%
Michael Kors Holdings Ltd. (a)	6,000	547,200
Cayman Islands - 11.9%
AAC Technology Holdings, Inc.	466,000	2,602,596
Baidu.com, Inc. sponsored ADR (a)	9,600	1,476,960
Bonjour Holdings Ltd.	4,872,000	835,780
China Liansu Group Holdings Ltd.	193,000	102,562
China Lilang Ltd.	708,000	456,600
China Lodging Group Ltd. ADR (a)	140,600	3,119,914
China Resources Cement Holdings Ltd.	7,975,706	5,534,577
China Sanjiang Fine Chemicals Ltd.	4,571,000	1,998,683
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	7,355,000	2,238,864
Cimc Enric Holdings Ltd.	1,529,000	2,212,755
Ctrip.com International Ltd. sponsored ADR (a)	34,500	1,612,530
Daqo New Energy Corp. ADR (a)	7,500	308,025
ENN Energy Holdings Ltd.	490,000	3,425,535
GCL-Poly Energy Holdings Ltd. (a)	20,914,000	6,258,325
Goodbaby International Holdings Ltd.	910,000	498,842
Greatview Aseptic Pack Co. Ltd.	2,625,000	1,601,487
Home Inns & Hotels Management, Inc. sponsored ADR (a)	17,100	485,982
Hosa International Ltd.	5,102,000	1,585,954
Hydoo International Holding Ltd.	1,226,000	494,957
iKang Healthcare Group, Inc. sponsored ADR	7,000	96,110
KWG Property Holding Ltd.	9,426,500	5,216,038
Lee & Man Paper Manufacturing Ltd.	3,624,000	1,967,901
Lifestyle International Holdings Ltd.	2,716,000	5,317,831
Longfor Properties Co. Ltd.	2,086,000	2,695,970
Melco Crown Entertainment Ltd. sponsored ADR	87,600	2,994,168
MGM China Holdings Ltd.	1,461,600	5,090,088
Sands China Ltd.	1,410,000	10,293,630
Silicon Motion Technology Corp. sponsored ADR	51,000	846,090
Sino Biopharmaceutical Ltd.	2,972,000	2,326,861
Sitoy Group Holdings Ltd.	1,736,000	1,041,204

	Shares	Value
SOHO China Ltd.	2,513,000	$ 1,999,911
SouFun Holdings Ltd. ADR	199,600	2,349,292
Springland International Holdings Ltd.	14,623,000	5,752,668
Tencent Holdings Ltd.	401,300	25,010,887
Value Partners Group Ltd.	3,304,000	2,122,279
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	190,300	6,470,200
Xinyi Glass Holdings Ltd.	1,060,000	834,005
Yingde Gases Group Co. Ltd.	1,993,500	2,013,312
Zhen Ding Technology Holding Ltd.	806,550	2,339,531
TOTAL CAYMAN ISLANDS		123,628,904
China - 15.3%
Aluminum Corp. of China Ltd. (H Shares) (a)	9,864,000	3,536,521
Angang Steel Co. Ltd. (H Shares) (a)	2,328,000	1,411,282
Anhui Conch Cement Co. Ltd. (H Shares)	1,006,000	3,737,003
Bank of China Ltd. (H Shares)	35,224,000	15,492,663
BBMG Corp. (H Shares)	592,000	416,151
Beijing Jingneng Clean Energy Co. Ltd. (H Shares)	4,162,000	1,787,637
China Communications Construction Co. Ltd. (H Shares)	7,180,000	4,695,322
China Construction Bank Corp. (H Shares)	32,346,000	22,320,678
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,900,000	2,984,928
China Merchants Bank Co. Ltd. (H Shares)	3,495,500	6,239,911
China Pacific Insurance Group Co. Ltd. (H Shares)	2,953,600	9,257,441
China Petroleum & Chemical Corp. (H Shares)	15,134,000	13,435,302
China Railway Construction Corp. Ltd. (H Shares)	3,205,000	2,649,837
China Railway Group Ltd. (H Shares)	11,729,000	5,219,310
China Shenhua Energy Co. Ltd. (H Shares)	3,172,000	8,591,826
China Suntien Green Energy Corp. Ltd. (H Shares)	5,629,000	1,902,241
Chongqing Changan Automobile Co. Ltd. (B Shares)	378,782	683,991
CSR Corp. Ltd. (H Shares)	8,147,000	5,947,674
Guangdong Kelon Electrical Holdings Ltd. Series H (a)	1,161,000	1,376,197
Guangzhou R&F Properties Co. Ltd. (H Shares)	2,300,800	3,003,256
Huadian Fuxin Energy Corp. Ltd. (H Shares)	7,284,000	3,401,038
Huadian Power International Corp. Ltd. (H Shares)	7,230,000	3,926,028
Industrial & Commercial Bank of China Ltd. (H Shares)	23,113,000	13,810,438
Maanshan Iron & Steel Ltd. (H Shares) (a)	9,098,000	1,901,052
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,390,000	10,282,086
Common Stocks - continued
	Shares	Value
China - continued
Shanghai Electric Group Co. Ltd. (H Shares)	4,500,000	$ 1,764,490
Sinotrans Ltd. (H Shares)	8,923,000	4,925,924
Weichai Power Co. Ltd. (H Shares)	942,000	3,280,558
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	158,910	394,152
TOTAL CHINA		158,374,937
Hong Kong - 9.9%
AIA Group Ltd.	5,449,000	26,426,380
Champion (REIT)	6,913,000	3,254,561
China Power International Development Ltd.	5,970,000	2,148,382
Dah Chong Hong Holdings Ltd.	5,930,000	3,770,810
Dah Sing Banking Group Ltd.	697,600	1,045,552
Dah Sing Financial Holdings Ltd.	492,000	2,192,533
Far East Horizon Ltd.	5,223,000	3,536,815
Fosun International Ltd.	2,017,000	2,440,292
Fosun International Ltd. rights 5/13/14 (a)	157,326	710
Galaxy Entertainment Group Ltd.	1,066,000	8,366,635
HKT Trust/HKT Ltd. unit	6,185,000	6,469,841
Hutchison Whampoa Ltd.	1,084,000	14,820,681
Hysan Development Co. Ltd.	1,206,000	5,156,605
Lenovo Group Ltd.	5,094,000	5,795,095
Magnificent Estates Ltd.	7,758,000	375,244
PCCW Ltd.	7,816,000	4,173,668
Singamas Container Holdings Ltd.	5,566,000	1,206,106
Techtronic Industries Co. Ltd.	341,000	1,086,386
Vitasoy International Holdings Ltd.	1,990,000	2,725,904
Wheelock and Co. Ltd.	1,874,000	7,710,691
TOTAL HONG KONG		102,702,891
India - 10.6%
Apollo Tyres Ltd.	575,655	1,517,996
Axis Bank Ltd.	195,708	4,945,111
Balkrishna Industries Ltd. (a)	23,349	203,663
Bank of Baroda	220,049	2,980,503
Bharat Heavy Electricals Ltd.	2,129,416	6,370,772
Bharat Petroleum Corp. Ltd.	201,874	1,522,548
Bharti Infratel Ltd. (a)	811,067	2,899,886
Cairn India Ltd.	735,337	4,086,018
CESC Ltd. GDR (a)	73,522	554,508
Cox & Kings India Ltd.	649,546	1,625,615
Engineers India Ltd.	145,293	550,555
Havells India Ltd.	50,414	778,506
HCL Technologies Ltd.	226,216	5,261,683
Hexaware Technologies Ltd.	462,926	1,163,935
Hindustan Petroleum Corp. Ltd.	607,245	3,240,352
Housing Development Finance Corp. Ltd.	685,680	10,208,180
IL&FS Transportation Networks Ltd.	99,469	218,101
IL&FS Transportation Networks Ltd. rights (a)	10,555	5,644
Ipca Laboratories Ltd.	120,951	1,720,875

	Shares	Value
Lupin Ltd.	200,901	$ 3,428,071
Mahindra & Mahindra Ltd.	143,129	2,549,103
Max India Ltd.	314,712	1,115,045
McLeod Russel India Ltd.	239,415	1,069,359
MindTree Consulting Ltd.	157,921	3,715,195
Mphasis BFL Ltd. (a)	126,693	866,886
MRF Ltd.	4,544	1,546,576
NIIT Technologies Ltd.	199,257	1,340,603
NTPC Ltd.	1,735,583	3,348,008
Persistent Systems Ltd.	6,275	104,802
Petronet LNG Ltd.	1,133,135	2,720,351
Power Finance Corp. Ltd.	270,139	823,428
Punjab National Bank	246,230	3,286,102
Redington India Ltd.	407,643	595,768
Reliance Infrastructure Ltd. (a)	126,577	1,067,347
Rural Electrification Corp. Ltd.	242,444	956,270
Shriram City Union Finance Ltd.	109,267	2,142,043
Sintex Industries Ltd.	699,960	529,772
Sun Pharmaceutical Industries Ltd.	435,880	4,573,072
Tata Consultancy Services Ltd.	35,939	1,304,446
Tata Motors Ltd.	1,054,376	7,293,394
Tata Power Co. Ltd.	1,170,753	1,515,971
The Jammu & Kashmir Bank Ltd.	129,379	3,593,075
UPL Ltd.	1,231,260	5,472,947
Yes Bank Ltd.	662,853	4,843,778
TOTAL INDIA		109,655,863
Indonesia - 2.2%
PT Adaro Energy Tbk	11,081,600	1,135,812
PT Bank Mandiri (Persero) Tbk	7,640,600	6,528,252
PT Bank Rakyat Indonesia Tbk	12,169,600	10,420,710
PT BISI International Tbk	8,183,400	435,306
PT Express Transindo Utama Tbk	3,545,000	397,074
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	15,597,500	3,305,270
PT Tempo Scan Pacific Tbk	2,966,500	744,095
TOTAL INDONESIA		22,966,519
Israel - 0.0%
Sarine Technologies Ltd.	238,000	525,851
Japan - 0.7%
Fuji Media Holdings, Inc.	124,800	2,100,854
KDDI Corp.	41,400	2,203,735
SoftBank Corp.	14,300	1,061,642
Suzuki Motor Corp.	80,900	2,085,113
TOTAL JAPAN		7,451,344
Korea (South) - 17.5%
AMOREPACIFIC Corp.	2,056	2,656,819
AMOREPACIFIC Group, Inc.	6,173	3,190,768
CJ E&M Corp. (a)	10,927	533,076
CJ O Shopping Co. Ltd.	3,137	1,107,712
Cosmax Bti, Inc.	2,810	114,647
Coway Co. Ltd.	39,920	3,149,240
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daesang Corp.	69,780	$ 2,755,807
Dongbu Insurance Co. Ltd.	49,020	2,704,617
Dongwon Industries Co.	1,731	543,713
E1 Corp.	8,547	580,776
Fila Korea Ltd.	6,492	564,932
GAMEVIL, Inc. (a)	16,444	1,112,608
Hanwha Corp.	95,960	2,791,209
Hy-Lok Corp.	56,906	1,655,237
Hyundai Hysco Co. Ltd.	89,349	4,765,395
Hyundai Mobis	43,058	12,295,141
Hyundai Motor Co.	80,815	17,991,918
I-Sens, Inc. (a)	2,164	108,504
Interpark Corp.	94,121	1,052,268
InterPark INT Corp.	24,125	539,432
Kia Motors Corp.	175,585	9,738,671
KEPCO Plant Service & Engineering Co. Ltd.	50,572	3,289,554
Korea Zinc Co. Ltd.	10,061	3,316,011
Kumho Petro Chemical Co. Ltd.	11,308	955,559
LG Household & Health Care Ltd.	11,864	5,420,393
Naver Corp.	5,950	4,250,411
Samsung Electronics Co. Ltd.	49,333	64,131,470
Samsung Fire & Marine Insurance Co. Ltd.	12,494	2,962,956
Shinhan Financial Group Co. Ltd.	307,030	13,403,970
SK Hynix, Inc. (a)	253,170	9,839,101
SK Telecom Co. Ltd.	14,497	3,002,257
Sung Kwang Bend Co. Ltd.	45,651	1,067,149
WeMade Entertainment Co. Ltd. (a)	2,647	115,042
TOTAL KOREA (SOUTH)		181,706,363
Malaysia - 3.4%
Glomac Bhd	1,591,500	536,598
Malayan Banking Bhd	2,660,850	8,074,303
Malaysian Plantations Bhd	1,959,200	2,690,334
Media Prima Bhd	1,418,900	1,082,931
SapuraKencana Petroleum Bhd (a)	2,534,700	3,348,523
Sunway Bhd	1,141,000	1,084,169
Tenaga Nasional Bhd	3,239,100	11,814,648
YTL Corp. Bhd	12,452,700	6,145,240
TOTAL MALAYSIA		34,776,746
Mauritius - 0.2%
MakeMyTrip Ltd. (a)	75,000	1,589,250
Philippines - 1.6%
Alliance Global Group, Inc.	7,057,700	4,932,078
Holcim Philippines, Inc.	399,400	124,546
Metropolitan Bank & Trust Co.	1,800,390	3,421,044
Philippine National Bank (a)	78,234	152,870

	Shares	Value
Security Bank Corp.	2,588,018	$ 6,972,988
Vista Land & Lifescapes, Inc.	3,810,300	515,448
TOTAL PHILIPPINES		16,118,974
Singapore - 5.5%
Cordlife Group Ltd.	562,000	531,204
Ezion Holdings Ltd.	2,730,000	4,943,049
First Resources Ltd.	1,370,000	2,808,407
Goodpack Ltd.	176,000	336,923
Keppel Corp. Ltd.	1,358,000	11,406,030
Mapletree Industrial (REIT)	4,702,496	5,401,288
Singapore Telecommunications Ltd.	4,277,000	13,066,052
United Overseas Bank Ltd.	758,000	13,156,321
Wing Tai Holdings Ltd.	2,343,000	3,737,736
Yanlord Land Group Ltd.	1,742,000	1,604,858
TOTAL SINGAPORE		56,991,868
Taiwan - 11.8%
Acer, Inc. (a)	4,356,000	2,693,123
Advanced Semiconductor Engineering, Inc.	5,164,000	6,019,762
ASUSTeK Computer, Inc.	343,000	3,547,629
Casetek Holdings	101,000	529,015
Catcher Technology Co. Ltd.	908,000	7,660,606
Cleanaway Co. Ltd.	92,000	521,523
Delta Electronics, Inc.	921,000	5,648,340
Fubon Financial Holding Co. Ltd.	6,429,000	8,311,846
Giant Manufacturing Co. Ltd.	176,000	1,376,937
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,449,000	18,513,978
HTC Corp.	465,000	2,389,319
King Slide Works Co. Ltd.	42,000	547,181
Merida Industry Co. Ltd.	148,000	991,066
Novatek Microelectronics Corp.	1,162,000	5,373,655
Pegatron Corp.	1,272,000	1,929,157
Sinopac Holdings Co.	14,126,858	6,298,793
Taishin Financial Holdings Co. Ltd.	14,342,239	6,513,688
Taiwan Semiconductor Manufacturing Co. Ltd.	10,263,192	40,371,201
Tongtai Machine & Tool Co. Ltd.	528,000	533,855
Vanguard International Semiconductor Corp.	1,797,000	2,454,340
TOTAL TAIWAN		122,225,014
Thailand - 4.5%
Charoen Pokphand Foods PCL (For. Reg.)	2,325,600	1,940,396
Delta Electronics PCL (For. Reg.)	2,722,700	4,795,856
Jasmine International Public Co. Ltd.	4,193,200	1,075,512
Kasikornbank PCL (For. Reg.)	1,360,800	8,263,201
Preuksa Real Estate PCL (For. Reg.)	7,813,300	5,408,465
Quality Houses PCL NVDR	18,966,300	1,910,696
Shin Corp. PLC NVDR	2,755,300	6,641,329
Thai Beverage PCL	13,590,000	6,395,549
Thai Tap Water Supply PCL (For. Reg.)	1,859,600	574,660
Common Stocks - continued
	Shares	Value
Thailand - continued
Thai Union Frozen Products PCL (For. Reg.)	2,393,100	$ 5,176,669
Thanachart Capital PCL (For. Reg.)	561,600	603,078
Total Access Communication PCL NVDR	740,200	2,847,803
Toyo-Thai Corp. PCL	439,400	515,983
TOTAL THAILAND		46,149,197
United Kingdom - 0.2%
Standard Chartered PLC (United Kingdom)	99,098	2,144,168
United States of America - 1.3%
Cognizant Technology Solutions Corp. Class A (a)	120,100	5,753,391
Las Vegas Sands Corp.	98,000	7,754,740
TOTAL UNITED STATES OF AMERICA		13,508,131
TOTAL COMMON STOCKS (Cost $984,506,551)		1,024,581,880
Money Market Funds - 0.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b) (Cost $698)	698	$ 698
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $984,507,249)		1,024,582,578
NET OTHER ASSETS (LIABILITIES) - 1.1%		11,763,657
NET ASSETS - 100%		$ 1,036,346,235
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,606
Fidelity Securities Lending Cash Central Fund	4,130
Total	$ 7,736
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 142,764,639	$ 135,471,245	$ 7,293,394	$ -
Consumer Staples	38,933,159	38,933,159	-	-
Energy	47,719,703	34,284,401	13,435,302	-
Financials	311,934,795	269,960,922	41,973,873	-
Health Care	19,998,992	14,850,046	5,148,946	-
Industrials	81,785,129	81,779,485	5,644	-
Information Technology	249,687,478	203,296,515	46,390,963	-
Materials	45,041,554	41,505,033	3,536,521	-
Telecommunication Services	43,441,725	40,439,468	3,002,257	-
Utilities	43,274,706	43,274,706	-	-
Money Market Funds	698	698	-	-
Total Investments in Securities:	$ 1,024,582,578	$ 903,795,678	$ 120,786,900	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 30,572,295
Level 2 to Level 1	$ 6,236,475

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Asia Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $984,506,551)	$ 1,024,581,880
Fidelity Central Funds (cost $698)	698
Total Investments (cost $984,507,249)		$ 1,024,582,578
Foreign currency held at value (cost $15,854,858)		15,867,209
Receivable for investments sold		51,603,430
Receivable for fund shares sold		595,247
Dividends receivable		2,672,434
Distributions receivable from Fidelity Central Funds		2,431
Prepaid expenses		694
Other receivables		427,145
Total assets		1,095,751,168

Liabilities
Payable for investments purchased	$ 53,822,770
Payable for fund shares redeemed	872,507
Accrued management fee	577,148
Notes payable to affiliates	1,804,000
Other affiliated payables	224,663
Other payables and accrued expenses	2,103,845
Total liabilities		59,404,933

Net Assets		$ 1,036,346,235
Net Assets consist of:
Paid in capital		$ 1,163,281,802
Undistributed net investment income		706,262
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(165,746,212)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		38,104,383
Net Assets, for 34,080,557 shares outstanding		$ 1,036,346,235
Net Asset Value, offering price and redemption price per share ($1,036,346,235 ÷ 34,080,557 shares)		$ 30.41

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 8,590,285
Income from Fidelity Central Funds		7,736
Income before foreign taxes withheld		8,598,021
Less foreign taxes withheld		(902,799)
Total income		7,695,222

Expenses
Management fee Basic fee	$ 3,807,802
Performance adjustment	2,424
Transfer agent fees	1,131,127
Accounting and security lending fees	251,465
Custodian fees and expenses	300,467
Independent trustees' compensation	2,217
Registration fees	21,288
Audit	56,110
Legal	2,768
Interest	1,449
Miscellaneous	115,891
Total expenses before reductions	5,693,008
Expense reductions	(3,800)	5,689,208
Net investment income (loss)		2,006,014
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,424,304
Foreign currency transactions	(525,021)
Total net realized gain (loss)		40,899,283
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,868,760)	(49,547,471)
Assets and liabilities in foreign currencies	70,895
Total change in net unrealized appreciation (depreciation)		(49,476,576)
Net gain (loss)		(8,577,293)
Net increase (decrease) in net assets resulting from operations		$ (6,571,279)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,006,014	$ 17,023,858
Net realized gain (loss)	40,899,283	76,782,671
Change in net unrealized appreciation (depreciation)	(49,476,576)	23,648,779
Net increase (decrease) in net assets resulting from operations	(6,571,279)	117,455,308
Distributions to shareholders from net investment income	(14,440,334)	(21,400,733)
Distributions to shareholders from net realized gain	-	(3,801,390)
Total distributions	(14,440,334)	(25,202,123)
Share transactions Proceeds from sales of shares	33,096,505	180,491,279
Reinvestment of distributions	13,734,256	24,104,759
Cost of shares redeemed	(161,863,164)	(449,851,066)
Net increase (decrease) in net assets resulting from share transactions	(115,032,403)	(245,255,028)
Redemption fees	41,876	141,939
Total increase (decrease) in net assets	(136,002,140)	(152,859,904)

Net Assets
Beginning of period	1,172,348,375	1,325,208,279
End of period (including undistributed net investment income of $706,262 and undistributed net investment income of $13,140,582, respectively)	$ 1,036,346,235	$ 1,172,348,375
Other Information Shares
Sold	1,089,808	6,104,803
Issued in reinvestment of distributions	448,392	828,340
Redeemed	(5,385,325)	(15,386,262)
Net increase (decrease)	(3,847,125)	(8,453,119)

Financial Highlights

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.91	$ 28.57	$ 27.32	$ 29.70	$ 23.98	$ 18.50
Income from Investment Operations
Net investment income (loss) D	.06	.39	.46	.50	.39	.58 G
Net realized and unrealized gain (loss)	(.17)	2.49	1.30	(2.30)	6.16	5.09
Total from investment operations	(.11)	2.88	1.76	(1.80)	6.55	5.67
Distributions from net investment income	(.39)	(.46)	(.51)	(.49)	(.43)	(.20)
Distributions from net realized gain	-	(.08)	-	(.11)	(.40)	-
Total distributions	(.39)	(.54)	(.51)	(.59) J	(.83)	(.20)
Redemption fees added to paid in capital D	- I	- I	- I	.01	- I	.01
Net asset value, end of period	$ 30.41	$ 30.91	$ 28.57	$ 27.32	$ 29.70	$ 23.98
Total Return B, C	(.37)%	10.19%	6.60%	(6.20)%	27.93%	31.08%
Ratios to Average Net Assets E, H
Expenses before reductions	1.05% A	1.08%	.94%	.82%	.78%	1.14%
Expenses net of fee waivers, if any	1.05% A	1.08%	.94%	.82%	.78%	1.14%
Expenses net of all reductions	1.05% A	1.05%	.91%	.78%	.74%	.99%
Net investment income (loss)	.37% A	1.31%	1.68%	1.68%	1.50%	2.86% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,036,346	$ 1,172,348	$ 1,325,208	$ 1,525,635	$ 1,717,562	$ 1,736,852
Portfolio turnover rate F	109% A	97%	94%	115%	105%	220%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.16. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.485 and distributions from net realized gain of $.105 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Emerging Asia Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,777,165
Gross unrealized depreciation	(57,100,929)
Net unrealized appreciation (depreciation) on securities and other investments	$ 39,676,236

Tax cost	$ 984,906,342

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (205,285,362)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $590,412,113 and $708,446,013, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Asia ex Japan Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,127 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,877,952.31%		$ 1,239

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,031 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,130. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $1,660,000. The weighted average interest rate was .57%. The interest expense amounted to $210 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $3,800.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Emerging Markets Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Emerging Markets	1.08%
Actual		$ 1,000.00	$ 988.10	$ 5.32
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Class K	.86%
Actual		$ 1,000.00	$ 989.30	$ 4.24
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Emerging Markets Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
India	9.9%
Brazil	9.5%
Korea (South)	8.9%
Cayman Islands	8.7%
South Africa	7.6%
Indonesia	5.8%
Mexico	5.7%
Taiwan	5.4%
Philippines	4.2%
Other*	34.3%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Brazil	11.7%
India	11.4%
Korea (South)	8.1%
Cayman Islands	7.6%
South Africa	6.8%
Mexico	6.1%
Indonesia	5.5%
United States of America*	4.2%
Russia	3.9%
Other	34.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	99.6
Short-Term Investments and Net Other Assets (Liabilities)	0.5	0.4
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.6	4.6
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.0	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.1	1.7
Hyundai Motor Co. (Korea (South), Automobiles)	1.5	1.4
Itau Unibanco Holding SA sponsored ADR (Brazil, Banks)	1.5	1.4
Naspers Ltd. Class N (South Africa, Media)	1.4	1.2
Ambev SA sponsored ADR (Brazil, Beverages)	1.3	0.0
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.1	0.0
Housing Development Finance Corp. Ltd. (India, Thrifts & Mortgage Finance)	1.0	1.0
Naver Corp. (Korea (South), Internet Software & Services)	0.9	0.0
	18.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.1	20.6
Financials	20.9	26.7
Information Technology	18.1	14.5
Industrials	15.3	13.1
Consumer Staples	10.3	11.2
Health Care	6.1	3.9
Materials	3.5	5.8
Telecommunication Services	2.3	0.4
Energy	1.3	2.9
Utilities	0.6	0.5

Semiannual Report

Fidelity Emerging Markets Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.0%
iProperty Group Ltd. (a)	3,505,485	$ 8,467,149
SEEK Ltd.	575,079	8,932,633
Sydney Airport unit	2,285,696	8,960,797
TOTAL AUSTRALIA		26,360,579
Bailiwick of Jersey - 0.4%
WPP PLC	480,500	10,360,352
Bermuda - 1.2%
Brilliance China Automotive Holdings Ltd.	8,460,000	13,072,547
Credicorp Ltd. (United States)	135,632	20,243,076
TOTAL BERMUDA		33,315,623
Brazil - 6.7%
BB Seguridade Participacoes SA	1,428,800	16,743,825
CCR SA	2,045,200	16,005,714
Cielo SA	1,174,760	20,810,862
Estacio Participacoes SA	1,285,400	13,766,275
Iguatemi Empresa de Shopping Centers SA	1,221,800	12,148,136
Kroton Educacional SA	634,100	13,582,068
Linx SA	420,700	9,180,967
Multiplan Empreendimentos Imobiliarios SA	552,567	12,212,356
Odontoprev SA	2,700,300	10,838,742
Qualicorp SA (a)	1,246,700	12,116,152
Souza Cruz SA	1,437,767	13,121,901
Ultrapar Participacoes SA	682,900	17,144,856
Weg SA	1,164,195	14,050,224
TOTAL BRAZIL		181,722,078
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (a)(e)	418,300	11,365,211
Canada - 0.4%
Valeant Pharmaceuticals International (Canada) (a)	71,600	9,574,757
Cayman Islands - 8.7%
51job, Inc. sponsored ADR (a)(d)	159,991	10,789,793
Airtac International Group	973,000	10,466,874
Autohome, Inc. ADR Class A (d)	289,500	9,272,685
Baidu.com, Inc. sponsored ADR (a)	83,190	12,798,782
Baoxin Auto Group Ltd.	256,000	193,165
Biostime International Holdings Ltd.	1,596,000	10,601,642
Bitauto Holdings Ltd. ADR (a)	351,935	12,609,831
Cimc Enric Holdings Ltd.	6,858,000	9,924,836
ENN Energy Holdings Ltd.	2,154,000	15,058,371
Ginko International Co. Ltd.	340,000	5,714,475
Greatview Aseptic Pack Co. Ltd.	17,580,000	10,725,388
Haitian International Holdings Ltd.	4,435,000	8,935,270
Melco Crown Entertainment Ltd. sponsored ADR	259,800	8,879,964
MGM China Holdings Ltd.	2,595,600	9,039,295
Sands China Ltd.	1,427,000	10,417,738

	Shares	Value
Shenzhou International Group Holdings Ltd.	3,157,000	$ 10,872,236
SouFun Holdings Ltd. ADR	881,565	10,376,020
Tencent Holdings Ltd.	918,700	57,257,668
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	289,922	9,857,348
TOTAL CAYMAN ISLANDS		233,791,381
Chile - 0.0%
Quinenco SA	19,344	42,853
China - 1.7%
China Pacific Insurance Group Co. Ltd. (H Shares)	5,013,200	15,712,827
PICC Property & Casualty Co. Ltd. (H Shares)	8,778,700	11,572,152
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,676,500	19,798,564
TOTAL CHINA		47,083,543
Colombia - 0.6%
Grupo de Inversiones Suramerica SA	777,755	15,172,965
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	225,799	10,249,017
Finland - 0.4%
Kone Oyj (B Shares) (d)	252,940	10,815,241
France - 1.6%
Bureau Veritas SA	337,500	10,301,074
LVMH Moet Hennessy - Louis Vuitton SA	52,724	10,368,536
Pernod Ricard SA	90,616	10,875,701
Safran SA	156,600	10,525,113
TOTAL FRANCE		42,070,424
Greece - 1.2%
Folli Follie SA (a)	311,552	10,805,792
Greek Organization of Football Prognostics SA	763,300	12,178,089
Jumbo SA	620,690	10,031,981
TOTAL GREECE		33,015,862
Hong Kong - 0.8%
AIA Group Ltd.	2,267,000	10,994,421
Galaxy Entertainment Group Ltd.	1,267,000	9,944,208
TOTAL HONG KONG		20,938,629
India - 9.9%
Axis Bank Ltd.	462,135	11,677,135
Bajaj Auto Ltd.	393,876	12,486,943
Grasim Industries Ltd.	196,409	8,676,471
Havells India Ltd.	632,375	9,765,300
HCL Technologies Ltd.	574,010	13,351,217
HDFC Bank Ltd.	1,760,985	22,036,410
Housing Development Finance Corp. Ltd.	1,849,886	27,540,498
ITC Ltd.	3,533,529	19,962,696
Larsen & Toubro Ltd.	704,714	15,120,126
Common Stocks - continued
	Shares	Value
India - continued
Lupin Ltd.	651,882	$ 11,123,378
Mahindra & Mahindra Ltd.	852,522	15,183,273
Mundra Port and SEZ Ltd.	3,746,838	11,691,203
Sun Pharmaceutical Industries Ltd.	1,574,506	16,519,065
Tata Consultancy Services Ltd.	641,519	23,284,646
Tata Motors Ltd.	2,264,772	15,666,020
Titan Co. Ltd.	2,400,181	10,924,959
Yes Bank Ltd.	1,656,044	12,101,490
Zee Entertainment Enterprises Ltd.	2,396,184	10,432,528
TOTAL INDIA		267,543,358
Indonesia - 5.8%
PT ACE Hardware Indonesia Tbk	155,032,300	9,989,972
PT Astra International Tbk	27,785,700	17,844,468
PT Bank Central Asia Tbk	20,406,100	19,415,050
PT Bank Rakyat Indonesia Tbk	22,111,100	18,933,520
PT Global Mediacom Tbk	60,533,500	11,466,364
PT Indocement Tunggal Prakarsa Tbk	6,279,500	11,921,898
PT Jasa Marga Tbk	22,395,900	11,428,950
PT Kalbe Farma Tbk	94,006,400	12,562,374
PT Media Nusantara Citra Tbk	43,259,200	10,158,606
PT Semen Gresik (Persero) Tbk	9,880,800	12,691,249
PT Surya Citra Media Tbk	42,748,000	11,646,949
PT Tower Bersama Infrastructure Tbk	17,044,500	9,582,602
TOTAL INDONESIA		157,642,002
Italy - 0.7%
Pirelli & C. S.p.A.	510,300	8,552,214
Prada SpA	1,403,200	11,203,230
TOTAL ITALY		19,755,444
Japan - 0.8%
Japan Tobacco, Inc.	314,900	10,337,012
SoftBank Corp.	149,800	11,121,260
TOTAL JAPAN		21,458,272
Kenya - 1.2%
East African Breweries Ltd.	3,012,953	10,145,905
Kenya Commercial Bank Ltd.	16,474,900	9,277,900
Safaricom Ltd.	80,839,300	12,170,955
TOTAL KENYA		31,594,760
Korea (South) - 8.9%
Grand Korea Leisure Co. Ltd.	239,160	9,965,965
Hotel Shilla Co.	105,090	8,839,726
Hyundai Mobis	81,520	23,277,901
Hyundai Motor Co.	176,877	39,378,289
KEPCO Plant Service & Engineering Co. Ltd.	149,977	9,755,546
Naver Corp.	34,323	24,518,802
Samsung Electronics Co. Ltd.	96,524	125,478,398
TOTAL KOREA (SOUTH)		241,214,627

	Shares	Value
Luxembourg - 0.5%
Brait SA	2,327,865	$ 12,539,338
Malaysia - 0.9%
Astro Malaysia Holdings Bhd	9,376,500	9,570,497
Public Bank Bhd	2,352,800	14,524,258
TOTAL MALAYSIA		24,094,755
Mexico - 5.7%
Alfa SA de CV Series A	5,467,500	14,397,231
Banregio Grupo Financiero S.A.B. de CV	1,717,293	9,924,865
El Puerto de Liverpool S.A.B. de CV Class C	826,398	8,510,489
Fomento Economico Mexicano S.A.B. de CV unit	2,418,893	22,074,230
Gruma S.A.B. de CV Series B (a)	1,329,264	11,743,428
Grupo Aeroportuario del Pacifico SA de CV Series B	2,032,857	12,225,655
Grupo Aeroportuario del Sureste SA de CV Series B	990,200	12,116,047
Grupo Aeroportuario Norte S.A.B. de CV	2,165,900	7,958,175
Grupo Financiero Banorte S.A.B. de CV Series O	3,159,500	20,945,400
Grupo Televisa SA de CV	3,547,357	23,269,892
Megacable Holdings S.A.B. de CV unit	2,439,452	9,675,578
TOTAL MEXICO		152,840,990
Netherlands - 0.4%
Yandex NV (a)	374,303	9,919,030
Nigeria - 1.2%
Dangote Cement PLC	6,694,667	9,418,373
Guaranty Trust Bank PLC GDR (Reg. S)	1,480,077	12,432,647
Nigerian Breweries PLC	10,656,739	9,950,270
TOTAL NIGERIA		31,801,290
Panama - 0.4%
Copa Holdings SA Class A	77,776	10,521,537
Philippines - 4.2%
Alliance Global Group, Inc.	19,043,100	13,307,741
Ayala Corp.	833,330	11,665,685
DMCI Holdings, Inc.	7,847,640	12,640,730
GT Capital Holdings, Inc.	511,680	9,952,363
International Container Terminal Services, Inc.	2,372,810	5,754,364
LT Group, Inc.	27,944,300	11,472,365
Metropolitan Bank & Trust Co.	6,127,968	11,644,170
Security Bank Corp.	4,411,880	11,887,084
SM Investments Corp.	801,592	13,037,671
SM Prime Holdings, Inc.	35,546,700	13,014,518
TOTAL PHILIPPINES		114,376,691
Russia - 2.4%
Magnit OJSC GDR (Reg. S)	425,734	20,030,785
Common Stocks - continued
	Shares	Value
Russia - continued
NOVATEK OAO GDR (Reg. S)	185,300	$ 19,141,490
Sberbank (Savings Bank of the Russian Federation)	11,952,100	24,323,572
TOTAL RUSSIA		63,495,847
South Africa - 7.6%
Aspen Pharmacare Holdings Ltd.	693,290	18,449,732
Bidvest Group Ltd.	624,639	17,129,257
Clicks Group Ltd.	1,815,527	11,070,392
Discovery Holdings Ltd.	1,576,674	13,667,855
Life Healthcare Group Holdings Ltd.	3,722,564	14,779,858
Mr Price Group Ltd.	914,488	13,760,130
MTN Group Ltd.	1,497,400	30,004,933
Nampak Ltd.	3,615,100	13,470,075
Naspers Ltd. Class N	409,612	38,623,174
Remgro Ltd.	833,100	16,760,193
Shoprite Holdings Ltd.	995,658	16,627,266
TOTAL SOUTH AFRICA		204,342,865
Sweden - 0.7%
Atlas Copco AB (A Shares) (d)	351,000	10,159,361
Investment AB Kinnevik (B Shares)	239,300	8,409,469
TOTAL SWEDEN		18,568,830
Switzerland - 1.4%
Compagnie Financiere Richemont SA Series A	104,176	10,570,295
Dufry AG (a)(d)	49,980	8,257,121
SGS SA (Reg.)	4,100	10,225,543
Swatch Group AG (Bearer)	15,800	10,134,189
TOTAL SWITZERLAND		39,187,148
Taiwan - 5.4%
Delta Electronics, Inc.	2,585,000	15,853,376
ECLAT Textile Co. Ltd.	839,000	9,178,366
Giant Manufacturing Co. Ltd.	1,392,000	10,890,322
HIWIN Technologies Corp.	1,001,000	9,523,694
Merida Industry Co. Ltd.	1,653,000	11,069,135
St.Shine Optical Co. Ltd.	468,000	9,913,709
Taiwan Semiconductor Manufacturing Co. Ltd.	20,384,000	80,182,321
TOTAL TAIWAN		146,610,923
Thailand - 2.5%
Airports of Thailand PCL (For. Reg.)	2,138,700	12,887,716
Bangkok Dusit Medical Service PCL (For. Reg.)	22,949,000	10,495,834
Central Pattana PCL (For. Reg.)	8,216,100	11,488,830
Kasikornbank PCL (For. Reg.)	3,409,800	20,705,368
Minor International PCL (For. Reg.)	14,573,100	11,078,438
TOTAL THAILAND		66,656,186

	Shares	Value
Togo - 0.1%
Ecobank Transnational, Inc.	27,958,935	$ 2,349,490
Turkey - 2.0%
Anadolu Hayat Sigorta A/S	1,993,428	4,172,741
Coca-Cola Icecek Sanayi A/S	492,327	11,529,715
Enka Insaat ve Sanayi A/S	4,180,349	12,670,424
TAV Havalimanlari Holding A/S	1,612,000	12,901,802
Tofas Turk Otomobil Fabrikasi A/S	2,012,758	12,296,454
TOTAL TURKEY		53,571,136
United Arab Emirates - 0.4%
First Gulf Bank PJSC	2,112,578	9,979,234
United Kingdom - 4.1%
Aberdeen Asset Management PLC	1,333,300	9,832,996
Alabama Noor Hospitals Group PLC	555,910	9,367,213
British American Tobacco PLC (United Kingdom)	195,700	11,300,695
Burberry Group PLC	401,000	10,054,169
Diageo PLC	325,297	9,967,041
Intertek Group PLC	209,818	10,294,700
Johnson Matthey PLC	168,934	9,335,518
Meggitt PLC	1,120,800	9,020,874
Mondi PLC	634,060	10,518,123
Prudential PLC	465,215	10,694,891
Rolls-Royce Group PLC	611,245	10,836,274
TOTAL UNITED KINGDOM		111,222,494
United States of America - 3.6%
Colgate-Palmolive Co.	171,428	11,537,104
FMC Corp.	141,524	10,897,348
Google, Inc. Class C (a)	16,950	8,926,887
Kansas City Southern	109,136	11,009,640
MasterCard, Inc. Class A	149,900	11,025,145
Mead Johnson Nutrition Co. Class A	130,188	11,490,393
Philip Morris International, Inc.	124,787	10,660,553
Visa, Inc. Class A	51,700	10,474,937
Yahoo!, Inc. (a)	320,000	11,504,000
TOTAL UNITED STATES OF AMERICA		97,526,007
TOTAL COMMON STOCKS (Cost $2,298,701,664)		2,594,690,769
Nonconvertible Preferred Stocks - 3.2%

Brazil - 2.8%
Ambev SA sponsored ADR	4,789,670	34,725,108
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	18,159	863,642
Itau Unibanco Holding SA sponsored ADR	2,405,126	39,347,861
TOTAL BRAZIL		74,936,611
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	14,681,180	9,931,113
Nonconvertible Preferred Stocks - continued
	Shares	Value
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares)	86,047,430	$ 145,282
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $88,473,435)		85,013,006
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.11% (b)	21,013,404	21,013,404
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	17,454,405	17,454,405
TOTAL MONEY MARKET FUNDS (Cost $38,467,809)		38,467,809
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $2,425,642,908)		2,718,171,584
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(22,997,138)
NET ASSETS - 100%		$ 2,695,174,446
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,365,211 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,034
Fidelity Securities Lending Cash Central Fund	100,907
Total	$ 108,941
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 567,467,902	$ 530,516,571	$ 36,951,331	$ -
Consumer Staples	280,087,844	258,820,108	21,267,736	-
Energy	36,286,346	36,286,346	-	-
Financials	565,774,266	521,365,830	44,408,436	-
Health Care	161,561,654	150,438,276	11,123,378	-
Industrials	406,275,265	406,275,265	-	-
Information Technology	486,657,934	406,475,613	80,182,321	-
Materials	97,654,443	88,977,972	8,676,471	-
Telecommunication Services	62,879,750	62,879,750	-	-
Utilities	15,058,371	15,058,371	-	-
Money Market Funds	38,467,809	38,467,809	-	-
Total Investments in Securities:	$ 2,718,171,584	$ 2,515,561,911	$ 202,609,673	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 40,035,725
Level 2 to Level 1	$ 9,972,223

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Emerging Markets Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $16,469,030) - See accompanying schedule: Unaffiliated issuers (cost $2,387,175,099)	$ 2,679,703,775
Fidelity Central Funds (cost $38,467,809)	38,467,809
Total Investments (cost $2,425,642,908)		$ 2,718,171,584
Foreign currency held at value (cost $1,027,451)		1,020,520
Receivable for investments sold		34,889,643
Receivable for fund shares sold		1,598,667
Dividends receivable		5,599,165
Distributions receivable from Fidelity Central Funds		17,628
Prepaid expenses		1,706
Other receivables		1,764,032
Total assets		2,763,062,945

Liabilities
Payable for investments purchased	$ 41,853,567
Payable for fund shares redeemed	1,300,905
Accrued management fee	1,585,020
Other affiliated payables	589,382
Other payables and accrued expenses	5,105,220
Collateral on securities loaned, at value	17,454,405
Total liabilities		67,888,499

Net Assets		$ 2,695,174,446
Net Assets consist of:
Paid in capital		$ 2,483,403,201
Undistributed net investment income		5,239,757
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(80,891,857)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		287,423,345
Net Assets		$ 2,695,174,446

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($2,159,453,111 ÷ 89,541,568 shares)	$ 24.12

Class K: Net Asset Value, offering price and redemption price per share ($535,721,335 ÷ 22,200,581 shares)	$ 24.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 23,958,483
Interest		74
Income from Fidelity Central Funds		108,941
Income before foreign taxes withheld		24,067,498
Less foreign taxes withheld		(2,544,603)
Total income		21,522,895

Expenses
Management fee	$ 9,364,559
Transfer agent fees	2,970,795
Accounting and security lending fees	582,454
Custodian fees and expenses	742,486
Independent trustees' compensation	5,318
Registration fees	49,313
Audit	65,257
Legal	6,193
Interest	1,559
Miscellaneous	96,497
Total expenses before reductions	13,884,431
Expense reductions	(14,065)	13,870,366
Net investment income (loss)		7,652,529
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,972,719)
Foreign currency transactions	(1,018,763)
Total net realized gain (loss)		(27,991,482)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,290,254)	(17,462,012)
Assets and liabilities in foreign currencies	249,702
Total change in net unrealized appreciation (depreciation)		(17,212,310)
Net gain (loss)		(45,203,792)
Net increase (decrease) in net assets resulting from operations		$ (37,551,263)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,652,529	$ 24,555,630
Net realized gain (loss)	(27,991,482)	275,022,620
Change in net unrealized appreciation (depreciation)	(17,212,310)	15,366,762
Net increase (decrease) in net assets resulting from operations	(37,551,263)	314,945,012
Distributions to shareholders from net investment income	(2,412,291)	(39,208,001)
Share transactions - net increase (decrease)	(53,875,180)	(299,270,748)
Redemption fees	306,696	565,621
Total increase (decrease) in net assets	(93,532,038)	(22,968,116)

Net Assets
Beginning of period	2,788,706,484	2,811,674,600
End of period (including undistributed net investment income of $5,239,757 and distributions in excess of net investment income of $481, respectively)	$ 2,695,174,446	$ 2,788,706,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68	$ 13.71
Income from Investment Operations
Net investment income (loss) D	.06	.20	.33	.35	.23	.17
Net realized and unrealized gain (loss)	(.35)	2.38	(.11)	(3.48)	5.05	7.03
Total from investment operations	(.29)	2.58	.22	(3.13)	5.28	7.20
Distributions from net investment income	(.02)	(.30)	(.30)	(.24)	(.12)	(.24)
Distributions from net realized gain	-	-	-	(.13)	(.14)	-
Total distributions	(.02)	(.30)	(.30)	(.37)	(.25) I	(.24)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 24.12	$ 24.43	$ 22.15	$ 22.23	$ 25.72	$ 20.68
Total Return B, C	(1.19)%	11.78%	1.03%	(12.33)%	25.76%	53.95%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.08%	1.09%	1.07%	1.14%	1.16%
Expenses net of fee waivers, if any	1.08% A	1.08%	1.09%	1.07%	1.14%	1.16%
Expenses net of all reductions	1.08% A	1.03%	1.03%	1.01%	1.09%	1.10%
Net investment income (loss)	.53% A	.85%	1.50%	1.38%	1.00%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$2,159,453	$ 2,241,338	$ 2,203,756	$ 2,907,884	$ 3,975,342	$ 3,649,582
Portfolio turnover rate F	98% A	119%	176%	122%	85%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.25 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.135 per share.

Financial Highlights - Class K

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69	$ 13.72
Income from Investment Operations
Net investment income (loss) D	.09	.25	.37	.40	.28	.22
Net realized and unrealized gain (loss)	(.35)	2.38	(.10)	(3.48)	5.05	7.02
Total from investment operations	(.26)	2.63	.27	(3.08)	5.33	7.24
Distributions from net investment income	(.03)	(.36)	(.35)	(.32)	(.15)	(.28)
Distributions from net realized gain	-	-	-	(.13)	(.14)	-
Total distributions	(.03)	(.36)	(.35)	(.45)	(.28) I	(.28)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 24.13	$ 24.42	$ 22.15	$ 22.23	$ 25.75	$ 20.69
Total Return B, C	(1.07)%	12.01%	1.25%	(12.17)%	26.03%	54.44%
Ratios to Average Net Assets E, G
Expenses before reductions	.86% A	.87%	.87%	.87%	.90%	.91%
Expenses net of fee waivers, if any	.86% A	.87%	.87%	.87%	.90%	.91%
Expenses net of all reductions	.86% A	.82%	.81%	.80%	.84%	.84%
Net investment income (loss)	.75% A	1.07%	1.72%	1.58%	1.24%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,721	$ 547,369	$ 607,919	$ 497,821	$ 888,629	$ 270,075
Portfolio turnover rate F	98% A	119%	176%	122%	85%	88%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.28 per share is comprised of distributions from net investment income of $.148 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Emerging Markets and Class K shares, each of which has equal rights as to assets and voting privileges. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 371,977,854
Gross unrealized depreciation	(93,366,465)
Net unrealized appreciation (depreciation) on securities and other investments	$ 278,611,389

Tax cost	$ 2,439,560,195

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (36,593,468)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,303,168,976 and $1,359,861,470, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Emerging Markets. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 2,850,527.27
Class K	120,268.05
	$ 2,970,795

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2,286 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,284,563.31%		$ 1,559

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,493 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $100,907. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $132.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $13,933.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Emerging Markets	$ 1,743,197	$ 29,610,169
Class K	669,094	9,597,832
Total	$ 2,412,291	$ 39,208,001

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Emerging Markets
Shares sold	10,818,352	23,439,766	$ 256,057,724	$ 534,752,122
Reinvestment of distributions	57,239	1,145,115	1,363,275	25,804,455
Shares redeemed	(13,093,103)	(32,317,744)	(306,912,890)	(744,356,372)
Net increase (decrease)	(2,217,512)	(7,732,863)	$ (49,491,891)	$ (183,799,795)
Class K
Shares sold	3,524,529	6,249,509	$ 83,751,528	$ 144,545,998
Reinvestment of distributions	28,063	426,903	669,094	9,597,831
Shares redeemed	(3,763,224)	(11,706,525)	(88,803,911)	(269,614,782)
Net increase (decrease)	(210,632)	(5,030,113)	$ (4,383,289)	$ (115,470,953)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Europe Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014) for Europe, and for the period (March 18, 2014 to April 30, 2014) for Class A, Class T, Class B, Class C and Institutional Class. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value April 30, 2014	Expenses Paid During Period
Class A	1.29%
Actual		$ 1,000.00	$ 1,020.50	$ 1.57 C
HypotheticalA		$ 1,000.00	$ 1,018.40	$ 6.46 D
Class T	1.57%
Actual		$ 1,000.00	$ 1,020.00	$ 1.91 C
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85 D
Class B	2.05%
Actual		$ 1,000.00	$ 1,019.50	$ 2.50 C
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24 D
Class C	2.03%
Actual		$ 1,000.00	$ 1,019.50	$ 2.47 C
HypotheticalA		$ 1,000.00	$ 1,014.73	$ 10.14 D
Europe	.96%
Actual		$ 1,000.00	$ 1,077.80	$ 4.95 C
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81 D
Institutional Class	.95%
Actual		$ 1,000.00	$ 1,020.80	$ 1.16 C
HypotheticalA		$ 1,000.00	$ 1,020.08	$ 4.76 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one- half year period) for Europe, and multiplied by 44/365 (to reflect the period March 18, 2014 to April 30, 2014) for Class A, Class T, Class B, Class C and Institutional Class.

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Europe Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
United Kingdom	30.4%
Germany	14.5%
France	13.4%
Switzerland	11.7%
United States of America*	4.2%
Sweden	3.4%
Ireland	3.0%
Italy	2.9%
Belgium	2.9%
Other	13.6%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
United Kingdom	30.5%
France	14.7%
Germany	13.2%
Switzerland	12.8%
United States of America*	4.7%
Italy	3.5%
Finland	3.0%
Ireland	2.9%
Belgium	2.8%
Other	11.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.2	97.3
Short-Term Investments and Net Other Assets (Liabilities)	2.8	2.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	3.7	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.2	3.3
Total SA (France, Oil, Gas & Consumable Fuels)	2.8	2.5
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.2	2.2
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.1	2.1
Bayer AG (Germany, Pharmaceuticals)	1.8	1.7
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.7	1.5
BASF AG (Germany, Chemicals)	1.7	1.7
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.7	1.6
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.6	1.8
	22.5
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.1	19.9
Consumer Staples	13.8	15.9
Consumer Discretionary	13.5	14.9
Industrials	13.5	15.1
Health Care	12.3	11.5
Materials	8.5	6.5
Energy	7.9	6.9
Telecommunication Services	3.0	3.5
Information Technology	1.6	2.3
Utilities	1.0	0.8

Semiannual Report

Fidelity Europe Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Austria - 1.1%
Andritz AG	137,700	$ 8,546,089
Erste Group Bank AG	248,647	8,344,593
TOTAL AUSTRIA		16,890,682
Bailiwick of Jersey - 0.3%
Informa PLC	578,372	4,709,772
Belgium - 2.9%
Anheuser-Busch InBev SA NV	240,100	26,169,914
KBC Groupe SA	176,345	10,742,680
UCB SA	106,800	8,755,305
TOTAL BELGIUM		45,667,899
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	36,485	991,297
Canada - 0.9%
First Quantum Minerals Ltd.	212,900	4,240,324
Suncor Energy, Inc.	253,700	9,786,448
TOTAL CANADA		14,026,772
Denmark - 2.5%
Coloplast A/S Series B	101,200	8,491,019
Novo Nordisk A/S Series B	548,300	24,885,154
Vestas Wind Systems A/S (a)	143,800	6,382,796
TOTAL DENMARK		39,758,969
Finland - 2.2%
Amer Group PLC (A Shares)	299,800	6,189,002
Kesko Oyj	147,300	6,016,260
Raisio Group PLC (V Shares)	744,500	4,864,875
Rakentajain Konevuokraamo Oyj (B Shares)	313,690	6,984,925
Sampo Oyj (A Shares) (d)	215,700	10,710,207
TOTAL FINLAND		34,765,269
France - 13.4%
Atos Origin SA	92,211	7,961,017
AXA SA	646,600	16,842,311
BNP Paribas SA	321,916	24,166,076
Bureau Veritas SA	346,800	10,584,926
Christian Dior SA (d)	106,595	21,909,100
GDF Suez	641,150	16,166,653
Ipsos SA	181,300	7,027,652
Kering SA (d)	52,800	11,676,382
Legrand SA	187,650	12,105,635
Numericable Group SA (a)	99,200	4,734,304
Publicis Groupe SA	130,891	11,149,726
Rexel SA	374,252	9,449,777
Technip SA	109,400	12,309,041
Total SA (a)	624,600	44,686,517
TOTAL FRANCE		210,769,117

	Shares	Value
Germany - 13.1%
adidas AG	95,900	$ 10,235,295
BASF AG	233,733	27,053,803
Bayer AG (d)	206,700	28,676,525
Beiersdorf AG	78,200	7,839,543
CompuGroup Medical AG	259,600	6,918,598
Continental AG (d)	54,600	12,790,271
CTS Eventim AG	120,897	7,698,644
Daimler AG (Germany)	267,562	24,770,319
Deutsche Boerse AG	131,800	9,652,796
Deutsche Post AG	367,777	13,845,238
Deutsche Wohnen AG (a)	390,089	8,171,969
GEA Group AG	183,375	8,203,299
HeidelbergCement Finance AG	124,334	10,784,373
KION Group AG	168,478	7,963,452
Linde AG	77,700	16,110,276
MLP AG	866,000	5,887,081
TOTAL GERMANY		206,601,482
Ireland - 3.0%
Actavis PLC (a)	33,000	6,742,890
CRH PLC	426,700	12,422,772
DCC PLC (United Kingdom)	149,700	7,666,013
Greencore Group PLC	1,417,530	6,249,057
Kingspan Group PLC (United Kingdom)	387,000	7,275,055
Ryanair Holdings PLC sponsored ADR (a)	125,900	6,733,132
TOTAL IRELAND		47,088,919
Israel - 0.4%
Teva Pharmaceutical Industries Ltd. sponsored ADR	138,300	6,757,338
Italy - 2.9%
Astaldi SpA	747,500	8,088,944
Azimut Holding SpA	191,200	5,955,117
Banca Popolare dell'Emilia Romagna (a)(d)	328,100	3,771,245
MARR SpA	448,069	8,671,718
Prada SpA	636,500	5,081,853
Prysmian SpA	296,800	7,716,485
World Duty Free SpA (a)	485,624	6,504,868
TOTAL ITALY		45,790,230
Netherlands - 2.5%
ING Groep NV (Certificaten Van Aandelen) (a)	1,119,000	15,995,955
Koninklijke Philips Electronics NV	409,600	13,112,603
Royal DSM NV	133,300	9,557,377
TOTAL NETHERLANDS		38,665,935
Norway - 1.4%
DNB ASA	578,600	10,230,113
Telenor ASA	522,800	12,268,997
TOTAL NORWAY		22,499,110
Common Stocks - continued
	Shares	Value
South Africa - 0.4%
Naspers Ltd. Class N	63,700	$ 6,006,407
Spain - 1.8%
Criteria CaixaCorp SA	2,006,638	12,221,362
Hispania Activos Inmobiliarios SA (a)	356,700	5,017,959
Repsol YPF SA	439,967	11,841,532
TOTAL SPAIN		29,080,853
Sweden - 3.4%
AF AB (B Shares)	186,388	6,736,363
Investment AB Kinnevik (B Shares)	213,500	7,502,807
Nordea Bank AB	1,169,800	16,902,388
Svenska Handelsbanken AB (A Shares)	262,700	13,183,078
Swedish Match Co. AB	262,200	8,988,401
TOTAL SWEDEN		53,313,037
Switzerland - 11.7%
Aryzta AG	112,960	10,428,360
Baloise Holdings AG	66,620	8,099,466
Nestle SA	751,836	58,105,107
Partners Group Holding AG	30,301	8,290,513
Roche Holding AG (participation certificate)	170,679	50,068,052
Schindler Holding AG (participation certificate)	52,076	8,059,029
Syngenta AG (Switzerland)	34,489	13,657,356
UBS AG	247,396	5,174,010
UBS AG (NY Shares)	705,900	14,760,369
Vontobel Holdings AG	200,247	7,838,324
TOTAL SWITZERLAND		184,480,586
United Kingdom - 30.4%
Aberdeen Asset Management PLC	1,324,157	9,765,567
Associated British Foods PLC	189,286	9,495,033
AstraZeneca PLC sponsored ADR	73,100	5,778,555
Babcock International Group PLC	408,200	8,229,106
Babcock International Group PLC rights 5/6/14 (a)	157,000	1,060,315
Barclays PLC	5,754,420	24,571,658
BG Group PLC	1,088,700	22,021,170
BHP Billiton PLC	838,806	27,231,323
Brit PLC (a)	1,544,900	5,549,391
British American Tobacco PLC (United Kingdom)	601,000	34,704,739
BT Group PLC	2,593,900	16,192,809
Bunzl PLC	330,000	9,366,061
Compass Group PLC	823,400	13,095,953
Dechra Pharmaceuticals PLC	515,500	6,005,554
Diageo PLC	674,607	20,669,835
Elementis PLC	1,483,000	6,943,307
Exova Group Ltd. PLC (a)	100	372

	Shares	Value
Galliford Try PLC	293,110	$ 5,879,257
GlaxoSmithKline PLC	1,172,741	32,403,494
HSBC Holdings PLC (United Kingdom)	967,294	9,883,445
ICAP PLC	1,157,901	8,095,655
IMI PLC	280,638	7,107,438
ITV PLC	3,296,200	10,128,853
Jazztel PLC (a)	589,100	9,039,204
Kingfisher PLC	1,598,500	11,284,132
London Stock Exchange Group PLC	265,700	8,128,775
Meggitt PLC	959,097	7,719,391
Mondi PLC	402,400	6,675,225
Next PLC	95,000	10,457,950
Prudential PLC	994,030	22,851,892
Rolls-Royce Group PLC	813,401	14,420,136
Royal & Sun Alliance Insurance Group PLC	5,731,825	9,498,578
Royal Dutch Shell PLC Class B (United Kingdom)	591,435	25,112,928
Schroders PLC	176,500	7,616,946
SIG PLC	1,842,708	5,958,002
Smith & Nephew PLC	651,032	10,151,641
Spectris PLC	183,400	6,889,769
St. James's Place Capital PLC	469,300	6,101,219
Taylor Wimpey PLC	2,604,174	4,621,129
Unite Group PLC	1,184,916	8,452,586
Vodafone Group PLC	2,682,825	10,185,644
William Hill PLC	88	527
TOTAL UNITED KINGDOM		479,344,564
United States of America - 1.4%
Colgate-Palmolive Co.	99,525	6,698,033
Oracle Corp.	214,600	8,772,848
Philip Morris International, Inc.	77,300	6,603,739
TOTAL UNITED STATES OF AMERICA		22,074,620
TOTAL COMMON STOCKS (Cost $1,239,006,129)		1,509,282,858
Nonconvertible Preferred Stocks - 1.4%

Germany - 1.4%
Volkswagen AG	80,500	21,677,413
United Kingdom - 0.0%
Rolls Royce Group PLC (C Shares)	269,473,203	454,978
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $16,673,784)		22,132,391
Money Market Funds - 8.1%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	43,502,701	$ 43,502,701
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	83,829,030	83,829,030
TOTAL MONEY MARKET FUNDS (Cost $127,331,731)		127,331,731
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $1,383,011,644)		1,658,746,980
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(82,997,688)
NET ASSETS - 100%		$ 1,575,749,292
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,748
Fidelity Securities Lending Cash Central Fund	388,772
Total	$ 404,520
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 211,749,552	$ 211,749,552	$ -	$ -
Consumer Staples	215,504,614	75,855,019	139,649,595	-
Energy	125,757,636	55,958,191	69,799,445	-
Financials	349,976,131	271,499,171	78,476,960	-
Health Care	195,634,125	78,125,784	117,508,341	-
Industrials	209,648,817	196,536,214	13,112,603	-
Information Technology	24,614,931	24,614,931	-	-
Materials	134,676,136	81,364,685	53,311,451	-
Telecommunication Services	47,686,654	21,308,201	26,378,453	-
Utilities	16,166,653	16,166,653	-	-
Money Market Funds	127,331,731	127,331,731	-	-
Total Investments in Securities:	$ 1,658,746,980	$ 1,160,510,132	$ 498,236,848	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 31,518,838
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Europe Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $79,696,282) - See accompanying schedule: Unaffiliated issuers (cost $1,255,679,913)	$ 1,531,415,249
Fidelity Central Funds (cost $127,331,731)	127,331,731
Total Investments (cost $1,383,011,644)		$ 1,658,746,980
Foreign currency held at value (cost $125,928)		125,986
Receivable for investments sold		3,904,010
Receivable for fund shares sold		1,765,000
Dividends receivable		7,562,476
Distributions receivable from Fidelity Central Funds		195,061
Prepaid expenses		694
Receivable from investment adviser for expense reductions		853
Other receivables		17,057
Total assets		1,672,318,117

Liabilities
Payable for investments purchased	$ 10,843,567
Payable for fund shares redeemed	545,254
Distributions payable	13
Accrued management fee	910,224
Distribution and service plan fees payable	14,670
Other affiliated payables	294,516
Other payables and accrued expenses	131,551
Collateral on securities loaned, at value	83,829,030
Total liabilities		96,568,825

Net Assets		$ 1,575,749,292
Net Assets consist of:
Paid in capital		$ 1,510,428,232
Undistributed net investment income		17,752,343
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(228,243,331)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		275,812,048
Net Assets		$ 1,575,749,292

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,873,414 ÷ 493,649 shares)	$ 40.26

Maximum offering price per share (100/94.25 of $40.26)	$ 42.72
Class T: Net Asset Value and redemption price per share ($8,971,264 ÷ 222,921 shares)	$ 40.24

Maximum offering price per share (100/96.50 of $40.24)	$ 41.70
Class B: Net Asset Value and offering price per share ($847,278 ÷ 21,066 shares)A	$ 40.22

Class C: Net Asset Value and offering price per share ($7,725,351 ÷ 192,075 shares)A	$ 40.22

Europe: Net Asset Value, offering price and redemption price per share ($1,530,029,010 ÷ 37,986,393 shares)	$ 40.28

Institutional Class: Net Asset Value, offering price and redemption price per share ($8,302,975 ÷ 206,160 shares)	$ 40.27

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 19,433,154
Special dividends		6,523,242
Income from Fidelity Central Funds		404,520
Income before foreign taxes withheld		26,360,916
Less foreign taxes withheld		(1,755,969)
Total income		24,604,947

Expenses
Management fee Basic fee	$ 3,970,775
Performance adjustment	(2,811)
Transfer agent fees	1,023,716
Distribution and service plan fees	18,816
Accounting and security lending fees	262,594
Custodian fees and expenses	61,610
Independent trustees' compensation	2,736
Registration fees	53,559
Audit	53,218
Legal	5,508
Miscellaneous	27,322
Total expenses before reductions	5,477,043
Expense reductions	(31,513)	5,445,530
Net investment income (loss)		19,159,417
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,175,144
Foreign currency transactions	57,066
Total net realized gain (loss)		31,232,210
Change in net unrealized appreciation (depreciation) on: Investment securities	43,025,048
Assets and liabilities in foreign currencies	61,361
Total change in net unrealized appreciation (depreciation)		43,086,409
Net gain (loss)		74,318,619
Net increase (decrease) in net assets resulting from operations		$ 93,478,036

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,159,417	$ 13,406,222
Net realized gain (loss)	31,232,210	36,524,479
Change in net unrealized appreciation (depreciation)	43,086,409	135,845,543
Net increase (decrease) in net assets resulting from operations	93,478,036	185,776,244
Distributions to shareholders from net investment income	(13,272,490)	(14,113,486)
Distributions to shareholders from net realized gain	(612,576)	(241,945)
Total distributions	(13,885,066)	(14,355,431)
Share transactions - net increase (decrease)	539,097,228	183,087,632
Redemption fees	10,705	19,946
Total increase (decrease) in net assets	618,700,903	354,528,391

Net Assets
Beginning of period	957,048,389	602,519,998
End of period (including undistributed net investment income of $17,752,343 and undistributed net investment income of $11,865,416, respectively)	$ 1,575,749,292	$ 957,048,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.20
Net realized and unrealized gain (loss)	.61
Total from investment operations	.81
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.26
Total Return B, C, D	2.05%
Ratios to Average Net Assets F, I
Expenses before reductions	1.29% A
Expenses net of fee waivers, if any	1.29% A
Expenses net of all reductions	1.28% A
Net investment income (loss)	4.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,873
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.19
Net realized and unrealized gain (loss)	.60
Total from investment operations	.79
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.24
Total Return B, C, D	2.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A
Expenses net of fee waivers, if any	1.57% A
Expenses net of all reductions	1.56% A
Net investment income (loss)	4.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,971
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.60
Total from investment operations	.77
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.22
Total Return B, C, D	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A
Expenses net of fee waivers, if any	2.05% A
Expenses net of all reductions	2.05% A
Net investment income (loss)	3.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 847
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

Period ended April 30, 2014 H
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) E	.17
Net realized and unrealized gain (loss)	.60
Total from investment operations	.77
Redemption fees added to paid in capital E, K	-
Net asset value, end of period	$ 40.22
Total Return B, C, D	1.95%
Ratios to Average Net Assets F, I
Expenses before reductions	2.03% A
Expenses net of fee waivers, if any	2.03% A
Expenses net of all reductions	2.02% A
Net investment income (loss)	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,725
Portfolio turnover rate G	42% A, J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Europe

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52	$ 23.57
Income from Investment Operations
Net investment income (loss) D	.65 K	.61	.64	.48	.33	.52
Net realized and unrealized gain (loss)	2.25	7.87	2.45	(2.97)	2.50	5.16
Total from investment operations	2.90	8.48	3.09	(2.49)	2.83	5.68
Distributions from net investment income	(.52)	(.70)	(.60)	(.67)	(.52)	(.73)
Distributions from net realized gain	(.02)	(.01)	(.02)	-	-	-
Total distributions	(.54)	(.71)	(.61) J	(.67)	(.52)	(.73)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 40.28	$ 37.92	$ 30.15	$ 27.67	$ 30.83	$ 28.52
Total Return B, C	7.78%	28.71%	11.53%	(8.32)%	10.01%	25.36%
Ratios to Average Net Assets E, G
Expenses before reductions	.96% A	1.06%	.83%	1.10%	1.12%	1.09%
Expenses net of fee waivers, if any	.96% A	1.05%	.83%	1.10%	1.12%	1.09%
Expenses net of all reductions	.95% A	1.02%	.80%	1.06%	1.04%	1.04%
Net investment income (loss)	3.37% A, K	1.82%	2.33%	1.56%	1.15%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,530,029	$ 957,048	$ 602,520	$ 621,778	$ 802,527	$ 2,845,423
Portfolio turnover rate F	42% A, H	59%	127%	117%	136%	135%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.61 per share is comprised of distributions from net investment income of $.595 and distributions from net realized gain of $.017 per share. K Investment income per share reflects a large, non-recurring dividend recorded on February 24, 2014 which amounted to $.22 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.23%.

Financial Highlights - Institutional Class

Period ended April 30, 2014 G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 39.45
Income from Investment Operations
Net investment income (loss) D	.22
Net realized and unrealized gain (loss)	.60
Total from investment operations	.82
Redemption fees added to paid in capital D, J	-
Net asset value, end of period	$ 40.27
Total Return B, C	2.08%
Ratios to Average Net Assets E, H
Expenses before reductions	.96% A
Expenses net of fee waivers, if any	.95% A
Expenses net of all reductions	.95% A
Net investment income (loss)	4.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,303
Portfolio turnover rate F	42% A, I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period March 18, 2014 (commencement of sale of shares) to April 30, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Europe Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund launched shares of Class A, Class T, Class B, Class C and Institutional Class shares and the existing class was designated Europe on March 18, 2014. Each class has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,427,388
Gross unrealized depreciation	(14,703,900)
Net unrealized appreciation (depreciation) on securities and other investments	$ 272,723,488
Tax cost	$ 1,386,023,492

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (93,431,388)
2017	(258,236,120)
Total	$ (351,667,508)

The Fund acquired $249,261,426 of capital loss carryforwards from Fidelity Europe Capital Appreciation Fund and $15,642,563 of capital loss carryforwards from Fidelity Advisor Europe Capital Appreciation Fund when they merged into the Fund in March 2014. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $13,187,073 and $1,543,568 per year, respectively. As a result, at least $171,472,601 of the Fund's capital loss carryforward will expire unused and is not included in the capital loss carryforward amounts disclosed above.

In addition, due to large redemptions in a prior period, $258,236,120 of capital losses that existed in the Fund prior to the mergers will be limited to approximately $32,029,274 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $707,563,948 and $240,954,830, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Europe as compared to its benchmark index, the MSCI Europe Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,149	$ 104
Class T	.25%	.25%	4,708	4,708
Class B	.75%	.25%	931	931
Class C	.75%	.25%	8,028	8,028
			$ 18,816	$ 13,771

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,017
Class T	286
Class B*	1
Class C*	139
$ 1,443

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,579.26
Class T	2,891.30
Class B	286.30
Class C	2,245.27
Europe	1,011,103.18
Institutional Class	1,612.17
	$ 1,023,716

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $86 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $948 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $388,772. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $22,233 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,274.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Europe	$ 13,272,490	$ 14,113,486
From net realized gain
Europe	$ 612,576	$ 241,945

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014 A	Year ended October 31, 2013	Six months ended April 30, 2014 A	Year ended October 31, 2013
Class A
Shares sold	22,165	-	$ 878,312	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	483,084	-	18,719,498	-
Shares redeemed	(11,600)	-	(457,962)	-
Net increase (decrease)	493,649	-	$ 19,139,848	$ -
Class T
Shares sold	6,629	-	$ 261,625	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	218,383	-	8,462,341	-
Shares redeemed	(2,091)	-	(82,897)	-
Net increase (decrease)	222,921	-	$ 8,641,069	$ -
Class B
Shares sold	2,631	-	$ 103,799	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	19,997	-	774,699	-
Shares redeemed	(1,562)	-	(61,281)	-
Net increase (decrease)	21,066	-	$ 817,217	$ -
Class C
Shares sold	13,179	-	$ 523,189	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	183,082	-	7,092,587	-
Shares redeemed	(4,186)	-	(166,237)	-
Net increase (decrease)	192,075	-	$ 7,449,539	$ -

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014 A	Year ended October 31, 2013	Six months ended April 30, 2014 A	Year ended October 31, 2013
Europe
Shares sold	6,344,620	9,813,431	$ 246,559,501	$ 335,694,105
Issued in exchange for shares of Fidelity Europe Capital Appreciation Fund	9,559,313	-	370,423,391	-
Reinvestment of distributions	358,728	448,718	13,351,865	13,676,925
Shares redeemed	(3,513,438)	(5,011,867)	(135,264,987)	(166,283,398)
Net increase (decrease)	12,749,223	5,250,282	$ 495,069,770	$ 183,087,632
Institutional Class
Shares sold	4,544	-	$ 179,538	$ -
Issued in exchange for shares of Fidelity Advisor Europe Capital Appreciation Fund	214,439	-	8,309,529	-
Shares redeemed	(12,823)	-	(509,282)	-
Net increase (decrease)	206,160	-	$ 7,979,785	$ -

A Share transactions for Class A, Class T, Class B, Class C and Institutional Class are for the period March 18, 2014 (commencement of sale of shares) to April 30, 2014.

11. Merger Information.

On March 21, 2014, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Europe Capital Appreciation Fund and Fidelity Advisor Europe Capital Appreciation Fund ("Target Funds") pursuant to agreements and plans of reorganization approved by the Board of Trustees ("The Board") on September 18, 2013. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Funds at their net asset value on the acquisition date. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 18, 2014. The reorganization provides shareholders of the Target Funds access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Funds' net assets of $370,423,391, including securities of $369,430,411 and unrealized depreciation of $56,486,181 for Fidelity Europe Capital Appreciation Fund; and net assets of $43,358,654, including securities of $43,267,919 and unrealized appreciation of $4,301,890 for Fidelity Advisor Europe Capital Appreciation Fund; were combined with the Fund's net assets of $1,103,858,646 for total net assets after the acquisition of $1,517,640,691.

Pro forma results of operations of the combined entity for the entire period ended April 30, 2014, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition dates), are as follows:

Net investment income (loss)	$ 23,581,742
Total net realized gain (loss)	40,592,255
Total change in net unrealized appreciation (depreciation)	43,775,564
Net increase (decrease) in net assets resulting from operations	$ 107,949,561

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since March 21, 2014.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Japan Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.25%
Actual		$ 1,000.00	$ 928.60	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.55%
Actual		$ 1,000.00	$ 927.90	$ 7.41
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Class B	2.02%
Actual		$ 1,000.00	$ 925.00	$ 9.64
HypotheticalA		$ 1,000.00	$ 1,014.78	$ 10.09
Class C	1.94%
Actual		$ 1,000.00	$ 925.70	$ 9.26
HypotheticalA		$ 1,000.00	$ 1,015.17	$ 9.69
Japan	.91%
Actual		$ 1,000.00	$ 929.80	$ 4.35
HypotheticalA		$ 1,000.00	$ 1,020.28	$ 4.56
Institutional Class	.90%
Actual		$ 1,000.00	$ 930.60	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan	98.3%
United States of America*	1.2%
Korea (South)	0.5%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan	97.1%
United States of America*	2.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.8	97.1
Short-Term Investments and Net Other Assets (Liabilities)	1.2	2.9
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Japan Tobacco, Inc. (Tobacco)	5.8	0.0
Rakuten, Inc. (Internet & Catalog Retail)	4.2	0.0
East Japan Railway Co. (Road & Rail)	4.1	0.0
Astellas Pharma, Inc. (Pharmaceuticals)	4.0	0.0
Honda Motor Co. Ltd. (Automobiles)	4.0	3.8
Hoya Corp. (Electronic Equipment & Components)	3.8	0.0
Mitsubishi UFJ Financial Group, Inc. (Banks)	3.5	4.9
SoftBank Corp. (Wireless Telecommunication Services)	3.4	0.0
Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	3.2	0.0
Mitsui & Co. Ltd. (Trading Companies & Distributors)	3.0	0.0
	39.0
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.9	25.4
Financials	18.8	20.3
Industrials	16.4	13.0
Information Technology	12.0	12.8
Telecommunication Services	8.5	3.2
Consumer Staples	7.5	2.1
Health Care	6.7	7.4
Materials	3.7	11.5
Energy	1.7	0.0
Utilities	1.6	1.4

Semiannual Report

Fidelity Japan Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.9%
Auto Components - 1.6%
Bridgestone Corp.	208,200	$ 7,453,534
Automobiles - 9.7%
Honda Motor Co. Ltd.	557,800	18,510,415
Mazda Motor Corp.	1,633,000	7,299,663
Suzuki Motor Corp.	383,000	9,871,424
Toyota Motor Corp.	176,800	9,552,179
		45,233,681
Household Durables - 1.1%
Iida Group Holdings Co. Ltd. (a)	339,400	5,046,100
Internet & Catalog Retail - 4.2%
Rakuten, Inc.	1,496,900	19,356,402
Leisure Products - 0.9%
Sega Sammy Holdings, Inc.	213,800	4,299,631
Media - 0.8%
Fuji Media Holdings, Inc.	221,700	3,732,046
Multiline Retail - 3.6%
Don Quijote Holdings Co. Ltd.	139,300	7,330,503
Ryohin Keikaku Co. Ltd.	83,600	9,387,470
		16,717,973
TOTAL CONSUMER DISCRETIONARY		101,839,367
CONSUMER STAPLES - 7.5%
Food & Staples Retailing - 1.7%
Seven & i Holdings Co., Ltd.	199,100	7,850,268
Tobacco - 5.8%
Japan Tobacco, Inc.	821,300	26,960,266
TOTAL CONSUMER STAPLES		34,810,534
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Modec, Inc. (d)	90,200	1,993,955
Oil, Gas & Consumable Fuels - 1.3%
INPEX Corp.	395,700	5,759,296
TOTAL ENERGY		7,753,251
FINANCIALS - 18.8%
Banks - 6.1%
Mitsubishi UFJ Financial Group, Inc.	3,069,200	16,326,602
Mizuho Financial Group, Inc.	6,206,700	12,156,493
		28,483,095
Capital Markets - 0.9%
Daiwa Securities Group, Inc.	558,000	4,175,380
Consumer Finance - 1.9%
ACOM Co. Ltd. (a)(d)	2,630,900	8,955,379

	Shares	Value
Diversified Financial Services - 3.0%
Japan Exchange Group, Inc.	80,500	$ 1,588,976
ORIX Corp.	860,800	12,436,070
		14,025,046
Insurance - 2.2%
Tokio Marine Holdings, Inc.	341,500	10,057,774
Real Estate Management & Development - 4.7%
AEON Mall Co. Ltd.	282,700	6,730,491
Mitsui Fudosan Co. Ltd.	507,000	14,981,631
		21,712,122
TOTAL FINANCIALS		87,408,796
HEALTH CARE - 6.7%
Health Care Providers & Services - 2.7%
Message Co. Ltd. (d)	243,700	7,806,695
Miraca Holdings, Inc.	104,100	4,510,813
		12,317,508
Pharmaceuticals - 4.0%
Astellas Pharma, Inc.	1,679,000	18,672,891
TOTAL HEALTH CARE		30,990,399
INDUSTRIALS - 16.4%
Construction & Engineering - 1.2%
Toshiba Plant Systems & Services Corp.	386,100	5,676,219
Electrical Equipment - 3.1%
Mitsubishi Electric Corp.	641,000	7,291,857
Sumitomo Electric Industries Ltd.	505,100	6,971,156
		14,263,013
Machinery - 3.4%
Komatsu Ltd.	358,700	7,897,243
Makita Corp.	142,400	7,549,352
		15,446,595
Road & Rail - 4.1%
East Japan Railway Co.	262,400	19,129,136
Trading Companies & Distributors - 4.6%
Mitsui & Co. Ltd.	985,900	13,973,386
Sumitomo Corp.	571,000	7,411,522
		21,384,908
TOTAL INDUSTRIALS		75,899,871
INFORMATION TECHNOLOGY - 12.0%
Electronic Equipment & Components - 9.0%
Azbil Corp.	207,200	4,695,871
Hitachi Ltd.	1,616,000	11,491,485
Hoya Corp.	599,300	17,668,022
Shimadzu Corp.	902,000	7,702,313
		41,557,691
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.4%
Kakaku.com, Inc.	627,200	$ 8,926,258
Naver Corp.	3,266	2,333,084
		11,259,342
Technology Hardware, Storage & Peripherals - 0.6%
Wacom Co. Ltd. (d)	409,400	2,679,010
TOTAL INFORMATION TECHNOLOGY		55,496,043
MATERIALS - 3.7%
Chemicals - 2.7%
JSR Corp.	289,800	4,748,031
Shin-Etsu Chemical Co., Ltd.	134,800	7,908,548
		12,656,579
Metals & Mining - 1.0%
Nippon Steel & Sumitomo Metal Corp.	1,777,000	4,658,248
TOTAL MATERIALS		17,314,827
TELECOMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 2.2%
Nippon Telegraph & Telephone Corp.	180,400	10,010,897
Wireless Telecommunication Services - 6.3%
KDDI Corp.	252,800	13,456,621
SoftBank Corp.	212,300	15,761,305
		29,217,926
TOTAL TELECOMMUNICATION SERVICES		39,228,823

	Shares	Value
UTILITIES - 1.6%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc. (a)	867,400	$ 7,262,624
TOTAL COMMON STOCKS (Cost $475,026,329)		458,004,535
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.11% (b)	185,092	185,092
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,411,903	13,411,903
TOTAL MONEY MARKET FUNDS (Cost $13,596,995)		13,596,995
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $488,623,324)		471,601,530
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(7,799,458)
NET ASSETS - 100%		$ 463,802,072
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,958
Fidelity Securities Lending Cash Central Fund	18,514
Total	$ 20,472
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 101,839,367	$ 73,776,773	$ 28,062,594	$ -
Consumer Staples	34,810,534	34,810,534	-	-
Energy	7,753,251	7,753,251	-	-
Financials	87,408,796	58,925,701	28,483,095	-
Health Care	30,990,399	30,990,399	-	-
Industrials	75,899,871	68,002,628	7,897,243	-
Information Technology	55,496,043	55,496,043	-	-
Materials	17,314,827	17,314,827	-	-
Telecommunication Services	39,228,823	29,217,926	10,010,897	-
Utilities	7,262,624	7,262,624	-	-
Money Market Funds	13,596,995	13,596,995	-	-
Total Investments in Securities:	$ 471,601,530	$ 397,147,701	$ 74,453,829	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 126,926,560

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,564,430) - See accompanying schedule: Unaffiliated issuers (cost $475,026,329)	$ 458,004,535
Fidelity Central Funds (cost $13,596,995)	13,596,995
Total Investments (cost $488,623,324)		$ 471,601,530
Receivable for investments sold		2,245,924
Receivable for fund shares sold		198,348
Dividends receivable		4,223,884
Distributions receivable from Fidelity Central Funds		6,035
Prepaid expenses		502
Other receivables		10,471
Total assets		478,286,694

Liabilities
Payable for fund shares redeemed	$ 663,120
Accrued management fee	235,087
Distribution and service plan fees payable	17,167
Other affiliated payables	100,576
Other payables and accrued expenses	56,769
Collateral on securities loaned, at value	13,411,903
Total liabilities		14,484,622

Net Assets		$ 463,802,072
Net Assets consist of:
Paid in capital		$ 679,475,444
Undistributed net investment income		2,200,058
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(200,835,017)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(17,038,413)
Net Assets		$ 463,802,072

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($19,368,378 ÷ 1,750,915 shares)	$ 11.06

Maximum offering price per share (100/94.25 of $11.06)	$ 11.73
Class T: Net Asset Value and redemption price per share ($4,499,701 ÷ 407,348 shares)	$ 11.05

Maximum offering price per share (100/96.50 of $11.05)	$ 11.45
Class B: Net Asset Value and offering price per share ($527,656 ÷ 47,532 shares)A	$ 11.10

Class C: Net Asset Value and offering price per share ($12,630,746 ÷ 1,144,564 shares)A	$ 11.04

Japan: Net Asset Value, offering price and redemption price per share ($410,968,002 ÷ 37,081,603 shares)	$ 11.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,807,589 ÷ 1,428,527 shares)	$ 11.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 5,165,951
Income from Fidelity Central Funds		20,472
Income before foreign taxes withheld		5,186,423
Less foreign taxes withheld		(515,819)
Total income		4,670,604

Expenses
Management fee Basic fee	$ 1,799,032
Performance adjustment	(238,894)
Transfer agent fees	501,133
Distribution and service plan fees	105,349
Accounting and security lending fees	132,617
Custodian fees and expenses	34,741
Independent trustees' compensation	1,055
Registration fees	68,740
Audit	36,802
Legal	1,222
Interest	1,495
Miscellaneous	13,989
Total expenses before reductions	2,457,281
Expense reductions	(1,146)	2,456,135
Net investment income (loss)		2,214,469
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,455,489)
Foreign currency transactions	(227,828)
Total net realized gain (loss)		(2,683,317)
Change in net unrealized appreciation (depreciation) on: Investment securities	(36,094,909)
Assets and liabilities in foreign currencies	(24,795)
Total change in net unrealized appreciation (depreciation)		(36,119,704)
Net gain (loss)		(38,803,021)
Net increase (decrease) in net assets resulting from operations		$ (36,588,552)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,214,469	$ 5,017,815
Net realized gain (loss)	(2,683,317)	22,342,026
Change in net unrealized appreciation (depreciation)	(36,119,704)	92,633,788
Net increase (decrease) in net assets resulting from operations	(36,588,552)	119,993,629
Distributions to shareholders from net investment income	(4,561,447)	(5,641,978)
Distributions to shareholders from net realized gain	(402,380)	(3,106,863)
Total distributions	(4,963,827)	(8,748,841)
Share transactions - net increase (decrease)	(34,104,465)	51,180,009
Redemption fees	78,244	461,366
Total increase (decrease) in net assets	(75,578,600)	162,886,163

Net Assets
Beginning of period	539,380,672	376,494,509
End of period (including undistributed net investment income of $2,200,058 and undistributed net investment income of $4,547,036, respectively)	$ 463,802,072	$ 539,380,672

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.30	$ 9.54	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.03	.08	.09	.09
Net realized and unrealized gain (loss)	(.88)	2.80	(.15)	(1.39)
Total from investment operations	(.85)	2.88	(.06)	(1.30)
Distributions from net investment income	(.08)	(.11)	(.13)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.09)	(.19)	(.18)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.06	$ 12.00	$ 9.30	$ 9.54
Total Return B, C, D	(7.14)%	31.58%	(.64)%	(11.91)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25% A	1.26%	1.42%	1.20% A
Expenses net of fee waivers, if any	1.25% A	1.26%	1.38%	1.20% A
Expenses net of all reductions	1.25% A	1.25%	1.36%	1.16% A
Net investment income (loss)	.57% A	.75%	.94%	1.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,368	$ 20,520	$ 9,495	$ 13,208
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.28	$ 9.51	$ 10.83
Income from Investment Operations
Net investment income (loss) E	.02	.05	.06	.07
Net realized and unrealized gain (loss)	(.88)	2.78	(.13)	(1.40)
Total from investment operations	(.86)	2.83	(.07)	(1.33)
Distributions from net investment income	(.04)	(.08)	(.11)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.05)	(.16)	(.16)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.05	$ 11.96	$ 9.28	$ 9.51
Total Return B, C, D	(7.21)%	31.04%	(.75)%	(12.19)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.55% A	1.55%	1.70%	1.48% A
Expenses net of fee waivers, if any	1.55% A	1.55%	1.66%	1.48% A
Expenses net of all reductions	1.55% A	1.53%	1.64%	1.44% A
Net investment income (loss)	.27% A	.46%	.66%	.74% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,500	$ 5,357	$ 3,934	$ 4,643
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.00	$ 9.26	$ 9.47	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	.02	.02
Net realized and unrealized gain (loss)	(.89)	2.80	(.14)	(1.39)
Total from investment operations	(.90)	2.80	(.12)	(1.37)
Distributions from net investment income	-	-	(.04)	-
Distributions from net realized gain	-	(.07)	(.05)	-
Total distributions	-	(.07)	(.09)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.10	$ 12.00	$ 9.26	$ 9.47
Total Return B, C, D	(7.50)%	30.52%	(1.24)%	(12.56)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.02% A	2.02%	2.17%	1.95% A
Expenses net of fee waivers, if any	2.02% A	2.02%	2.13%	1.95% A
Expenses net of all reductions	2.02% A	2.01%	2.11%	1.91% A
Net investment income (loss)	(.20)% A	(.02)%	.19%	.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 528	$ 874	$ 1,012	$ 1,458
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.96	$ 9.25	$ 9.48	$ 10.83
Income from Investment Operations
Net investment income (loss) E	(.01)	- K	.02	.03
Net realized and unrealized gain (loss)	(.88)	2.79	(.14)	(1.39)
Total from investment operations	(.89)	2.79	(.12)	(1.36)
Distributions from net investment income	(.03)	(.01)	(.06)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.03) L	(.09)	(.11)	-
Redemption fees added to paid in capital E	- K	.01	- K	.01
Net asset value, end of period	$ 11.04	$ 11.96	$ 9.25	$ 9.48
Total Return B, C, D	(7.43)%	30.55%	(1.27)%	(12.47)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.94% A	1.97%	2.15%	1.92% A
Expenses net of fee waivers, if any	1.94% A	1.97%	2.11%	1.92% A
Expenses net of all reductions	1.94% A	1.95%	2.09%	1.88% A
Net investment income (loss)	(.12)% A	.04%	.21%	.30% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,631	$ 11,824	$ 7,015	$ 8,750
Portfolio turnover rate G	195% A	68%	52%	134% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share. L Total distributions of $.03 per share is comprised of distributions from net investment income of $.025 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Japan

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03	$ 9.03
Income from Investment Operations
Net investment income (loss) D	.05	.12	.12	.15	.10	.08
Net realized and unrealized gain (loss)	(.89)	2.79	(.14)	(.75)	.61	1.04
Total from investment operations	(.84)	2.91	(.02)	(.60)	.71	1.12
Distributions from net investment income	(.11)	(.15)	(.16)	(.20)	(.07)	(.11)
Distributions from net realized gain	(.01)	(.08)	(.05)	(.21)	(.10)	(.01)
Total distributions	(.11) J	(.23)	(.21)	(.41)	(.17)	(.12)
Redemption fees added to paid in capital D	- I	.01	- I	.01	- I	- I
Net asset value, end of period	$ 11.08	$ 12.03	$ 9.34	$ 9.57	$ 10.57	$ 10.03
Total Return B, C	(7.02)%	31.92%	(.19)%	(6.00)%	7.12%	12.84%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	.93%	1.09%	.86%	.93%	.90%
Expenses net of fee waivers, if any	.91% A	.93%	1.06%	.84%	.93%	.90%
Expenses net of all reductions	.91% A	.91%	1.04%	.80%	.93%	.89%
Net investment income (loss)	.91% A	1.08%	1.26%	1.38%	.97%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 410,968	$ 480,773	$ 353,550	$ 450,417	$ 649,316	$ 944,902
Portfolio turnover rate F	195% A	68%	52%	134% H	43%	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.11 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.02	$ 9.33	$ 9.57	$ 10.83
Income from Investment Operations
Net investment income (loss) D	.05	.13	.12	.13
Net realized and unrealized gain (loss)	(.88)	2.78	(.14)	(1.40)
Total from investment operations	(.83)	2.91	(.02)	(1.27)
Distributions from net investment income	(.12)	(.15)	(.17)	-
Distributions from net realized gain	(.01)	(.08)	(.05)	-
Total distributions	(.12) K	(.23)	(.22)	-
Redemption fees added to paid in capital D	- J	.01	- J	.01
Net asset value, end of period	$ 11.07	$ 12.02	$ 9.33	$ 9.57
Total Return B, C	(6.94)%	32.04%	(.18)%	(11.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.90% A	.90%	1.03%	.79% A
Expenses net of fee waivers, if any	.90% A	.90%	1.01%	.79% A
Expenses net of all reductions	.90% A	.88%	.99%	.75% A
Net investment income (loss)	.92% A	1.11%	1.31%	1.43% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,808	$ 20,033	$ 1,488	$ 2,715
Portfolio turnover rate F	195% A	68%	52%	134% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period December 14, 2010 (commencement of sale of shares) to October 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Japan Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Japan and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,885,232
Gross unrealized depreciation	(34,415,329)
Net unrealized appreciation (depreciation) on securities and other investments	$ (23,530,097)

Tax cost	$ 495,131,627

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (3,870,588)
2017	(60,951,366)
2018	(26,887,863)
2019	(98,806,037)
Total with expiration	$ (190,515,854)

Due to large redemptions in a prior period, $161,303,179 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $18,885,324 per year.

The Fund acquired $5,487,891 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $1,371,973 per year.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $495,051,433 and $522,491,570, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Japan as compared to its benchmark index, the TOPIX, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 25,693	$ 8,492
Class T	.25%	.25%	12,724	2,568
Class B	.75%	.25%	3,516	2,963
Class C	.75%	.25%	63,416	46,458
			$ 105,349	$ 60,481

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 19,058
Class T	765
Class B*	3,797
Class C*	4,617
$ 28,237

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 28,366.28
Class T	8,313.33
Class B	1,049.30
Class C	13,937.22
Japan	433,688.19
Institutional Class	15,780.18
	$ 501,133

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 42,055,500.32%		$ 1,495

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $491 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund

Semiannual Report

7. Security Lending - continued

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,514. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,146.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 141,802	$ 106,946
Class T	19,055	32,766
Class C	25,435	8,397
Class B	-	-
Japan	4,169,355	5,470,176
Institutional Class	205,800	23,693
Total	$ 4,561,447	$ 5,641,978
From net realized gain
Class A	$ 15,756	$ 79,705
Class T	3,988	33,186
Class B	-	6,644
Class C	9,157	55,283
Japan	357,373	2,919,891
Institutional Class	16,106	12,154
Total	$ 402,380	$ 3,106,863

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	429,589	1,327,321	$ 5,038,956	$ 15,043,376
Reinvestment of distributions	11,439	17,701	136,237	165,861
Shares redeemed	(399,903)	(655,691)	(4,640,800)	(7,373,829)
Net increase (decrease)	41,125	689,331	$ 534,393	$ 7,835,408
Class T
Shares sold	38,505	195,003	$ 450,793	$ 2,164,942
Reinvestment of distributions	1,875	6,834	22,328	64,034
Shares redeemed	(80,770)	(178,171)	(929,510)	(1,988,129)
Net increase (decrease)	(40,390)	23,666	$ (456,389)	$ 240,847
Class B
Shares sold	818	14,757	$ 10,000	$ 173,151
Reinvestment of distributions	-	463	-	4,366
Shares redeemed	(26,123)	(51,705)	(303,943)	(551,755)
Net increase (decrease)	(25,305)	(36,485)	$ (293,943)	$ (374,238)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	336,840	526,927	$ 3,934,750	$ 5,994,932
Reinvestment of distributions	2,168	5,172	25,821	48,618
Shares redeemed	(183,182)	(302,151)	(2,103,942)	(3,208,131)
Net increase (decrease)	155,826	229,948	$ 1,856,629	$ 2,835,419
Japan
Shares sold	2,507,308	14,062,957	$ 29,518,071	$ 157,503,214
Reinvestment of distributions	370,099	872,770	4,407,882	8,177,855
Shares redeemed	(5,767,251)	(12,837,219)	(66,699,043)	(141,848,609)
Net increase (decrease)	(2,889,844)	2,098,508	$ (32,773,090)	$ 23,832,460
Institutional Class
Shares sold	422,686	1,891,907	$ 4,885,972	$ 21,220,551
Reinvestment of distributions	13,570	2,940	161,488	27,514
Shares redeemed	(674,553)	(387,518)	(8,019,525)	(4,437,952)
Net increase (decrease)	(238,297)	1,507,329	$ (2,972,065)	$ 16,810,113

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 40% of the total outstanding shares of the Fund. Mutual Funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 42% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	1.01%	$ 1,000.00	$ 913.70	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan	94.8%
United States of America*	5.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan	99.3%
United States of America*	0.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.8	99.3
Short-Term Investments and Net Other Assets (Liabilities)	5.2	0.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Fukuoka Financial Group, Inc. (Banks)	1.7	0.0
Lintec Corp. (Chemicals)	1.7	0.0
Tokyo Gas Co. Ltd. (Gas Utilities)	1.6	0.0
JSR Corp. (Chemicals)	1.6	0.0
Yamazen Co. Ltd. (Trading Companies & Distributors)	1.6	0.0
Fuyo General Lease Co. Ltd. (Diversified Financial Services)	1.6	0.0
Daiichikosho Co. Ltd. (Media)	1.6	0.0
Nac Co. Ltd. (Commercial Services & Supplies)	1.5	0.0
Leopalace21 Corp. (Real Estate Management & Development)	1.5	3.1
Kuraray Co. Ltd. (Chemicals)	1.5	0.0
	15.9
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.5	27.4
Industrials	19.8	10.1
Information Technology	14.2	9.9
Financials	11.3	27.0
Materials	10.7	2.7
Consumer Staples	6.7	6.2
Health Care	4.4	7.1
Utilities	3.6	8.4
Energy	1.6	0.2
Telecommunication Services	0.0	0.3

Semiannual Report

Fidelity Japan Smaller Companies Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 22.5%
Auto Components - 4.4%
Kinugawa Rubber Industrial Co. Ltd.	1,177,000	$ 4,915,919
NHK Spring Co. Ltd.	554,100	4,997,116
Sumitomo Rubber Industries Ltd.	389,400	5,404,789
TS tech Co. Ltd.	170,600	4,548,888
		19,866,712
Automobiles - 1.3%
Daihatsu Motor Co. Ltd.	354,300	5,860,237
Distributors - 0.5%
Central Automotive Products Ltd.	286,000	1,994,601
Chori Co. Ltd.	11,500	126,884
		2,121,485
Hotels, Restaurants & Leisure - 2.5%
BRONCO BILLY Co. Ltd.	110,200	2,422,061
Koshidaka Holdings Co. Ltd.	129,800	3,846,960
St. Marc Holdings Co. Ltd.	99,400	4,710,647
		10,979,668
Household Durables - 2.5%
Higashi Nihon House Co. Ltd.	1,159,600	5,546,480
Iida Group Holdings Co. Ltd. (a)	377,296	5,609,526
		11,156,006
Leisure Products - 0.6%
KAWAI Musical Instruments Manufacturing Co. Ltd.	1,482,000	2,638,275
Media - 2.1%
Daiichikosho Co. Ltd.	242,500	6,992,615
Proto Corp.	173,400	2,388,098
		9,380,713
Specialty Retail - 7.5%
Asahi Co. Ltd.	360,400	4,787,237
Fuji Corp.	108,300	2,244,708
K's Denki Corp.	185,400	5,380,562
Nitori Holdings Co. Ltd.	119,900	5,494,513
Pal Co. Ltd.	245,700	4,686,409
Shimamura Co. Ltd.	61,400	5,717,494
VT Holdings Co. Ltd.	905,100	5,187,936
		33,498,859
Textiles, Apparel & Luxury Goods - 1.1%
Descente Ltd.	578,000	4,370,265
Jichodo Co. Ltd.	36,000	348,609
		4,718,874
TOTAL CONSUMER DISCRETIONARY		100,220,829
CONSUMER STAPLES - 6.7%
Beverages - 1.8%
Kirin Holdings Co. Ltd.	191,000	2,643,566
Oenon Holdings, Inc.	2,156,000	5,461,965
		8,105,531

	Shares	Value
Food & Staples Retailing - 3.0%
Kato Sangyo	255,800	$ 5,319,419
Mitsubishi Shokuhin Co. Ltd.	120,800	2,704,663
San-A Co. Ltd.	96,100	2,770,154
Sogo Medical Co. Ltd.	66,400	2,747,317
		13,541,553
Food Products - 1.9%
Kotobuki Spirits Co. Ltd.	138,800	2,860,582
Rokko Butter Co. Ltd.	227,900	1,932,697
Toyo Suisan Kaisha Ltd.	114,000	3,646,305
		8,439,584
TOTAL CONSUMER STAPLES		30,086,668
ENERGY - 1.6%
Energy Equipment & Services - 0.8%
Shinko Plantech Co. Ltd.	467,400	3,515,729
Oil, Gas & Consumable Fuels - 0.8%
San-Ai Oil Co. Ltd.	532,000	3,538,514
TOTAL ENERGY		7,054,243
FINANCIALS - 11.3%
Banks - 4.3%
Aozora Bank Ltd.	1,748,000	5,197,750
Fukuoka Financial Group, Inc.	1,895,000	7,729,395
Gunma Bank Ltd.	1,075,000	5,709,640
Sumitomo Mitsui Financial Group, Inc.	11,500	454,599
		19,091,384
Capital Markets - 0.6%
Kyokuto Securities Co. Ltd. (d)	181,500	2,840,515
Consumer Finance - 1.0%
ACOM Co. Ltd. (a)(d)	1,353,500	4,607,209
Diversified Financial Services - 1.6%
Fuyo General Lease Co. Ltd.	204,500	7,031,031
Insurance - 1.1%
Tokio Marine Holdings, Inc.	171,700	5,056,866
Real Estate Management & Development - 2.7%
Daito Trust Construction Co. Ltd.	51,900	5,274,524
Leopalace21 Corp. (a)	1,288,200	6,653,001
NTT Urban Development Co.	5,400	47,432
		11,974,957
TOTAL FINANCIALS		50,601,962
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 1.3%
Fukuda Denshi Co. Ltd.	59,900	3,040,847
Nagaileben Co. Ltd.	138,800	2,671,868
		5,712,715
Health Care Providers & Services - 2.3%
A/S One Corp.	73,100	1,917,682
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Miraca Holdings, Inc.	131,100	$ 5,680,765
Uchiyama Holdings Co. Ltd.	424,100	2,712,979
		10,311,426
Pharmaceuticals - 0.8%
Astellas Pharma, Inc.	309,700	3,444,309
TOTAL HEALTH CARE		19,468,450
INDUSTRIALS - 19.8%
Building Products - 2.7%
Bunka Shutter Co. Ltd.	871,000	5,077,674
Sekisui Jushi Corp.	214,600	2,856,855
Shinko Kogyo Co. Ltd.	409,100	3,889,521
		11,824,050
Commercial Services & Supplies - 6.6%
Aeon Delight Co. Ltd.	269,300	5,932,055
Asante, Inc.	571,400	5,667,331
Asia Securities Printing Co. Ltd.	379,800	2,593,049
Eri Holdings Co. Ltd.	180,700	2,078,576
Mitsubishi Pencil Co. Ltd.	23,100	685,758
Moshi Moshi Hotline, Inc.	557,700	5,640,552
Nac Co. Ltd.	471,900	6,951,449
		29,548,770
Construction & Engineering - 2.2%
Nippon Koei Co. Ltd.	1,012,000	4,850,394
Toshiba Plant Systems & Services Corp.	326,600	4,801,485
		9,651,879
Machinery - 3.7%
Daiwa Industries Ltd.	409,000	2,520,370
Hoshizaki Electric Co. Ltd.	82,800	3,348,931
Komatsu Ltd.	240,500	5,294,917
Oiles Corp.	236,900	5,327,267
		16,491,485
Professional Services - 2.0%
en-japan, Inc.	140,800	2,463,845
Meitec Corp.	90,900	2,417,539
Weathernews, Inc.	156,600	4,109,726
		8,991,110
Trading Companies & Distributors - 1.9%
Mitani Shoji Co. Ltd.	56,200	1,264,342
Yamazen Co. Ltd.	1,096,900	7,081,274
		8,345,616
Transportation Infrastructure - 0.7%
Kamigumi Co. Ltd.	350,000	3,334,475
TOTAL INDUSTRIALS		88,187,385

	Shares	Value
INFORMATION TECHNOLOGY - 14.2%
Electronic Equipment & Components - 6.3%
Amano Corp.	524,800	$ 5,051,139
Kanematsu Electric Ltd.	196,300	2,620,917
Macnica, Inc.	180,400	5,337,800
OMRON Corp.	129,000	4,555,094
Ryoyo Electro Corp.	470,300	5,639,828
Siix Corp.	333,600	4,891,342
		28,096,120
IT Services - 2.6%
CAC Corp.	560,200	5,463,094
OBIC Co. Ltd.	100,700	3,018,981
Saison Information Systems Co. Ltd.	40,900	470,469
TKC Corp.	143,300	2,900,061
		11,852,605
Software - 2.7%
Broadleaf Co. Ltd.	195,300	3,136,720
Oracle Corp. Japan	74,500	3,428,596
SRA Holdings, Inc.	374,200	5,365,845
		11,931,161
Technology Hardware, Storage & Peripherals - 2.6%
Elecom Co. Ltd.	320,200	5,781,672
Wacom Co. Ltd.	886,600	5,801,686
		11,583,358
TOTAL INFORMATION TECHNOLOGY		63,463,244
MATERIALS - 10.7%
Chemicals - 9.5%
C. Uyemura & Co. Ltd.	110,500	5,101,580
JSR Corp.	444,200	7,277,694
Kuraray Co. Ltd.	575,700	6,458,922
Lintec Corp.	409,100	7,598,972
Nihon Nohyaku Co. Ltd.	182,900	2,277,417
Sakata INX Corp.	552,000	4,853,993
SK Kaken Co. Ltd.	40,000	2,699,663
Tokyo Ohka Kogyo Co. Ltd.	254,400	5,810,378
		42,078,619
Containers & Packaging - 1.2%
FP Corp.	95,600	2,973,620
Fuji Seal International, Inc.	74,900	2,435,981
		5,409,601
TOTAL MATERIALS		47,488,220
UTILITIES - 3.6%
Electric Utilities - 2.0%
Hokuriku Electric Power Co., Inc.	253,400	3,142,869
The Okinawa Electric Power Co., Inc.	172,700	5,633,633
		8,776,502
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 1.6%
Tokyo Gas Co. Ltd.	1,391,000	$ 7,279,161
TOTAL UTILITIES		16,055,663
TOTAL COMMON STOCKS (Cost $426,650,179)		422,626,664
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.11% (b)	13,372,518	13,372,518
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	5,464,640	5,464,640
TOTAL MONEY MARKET FUNDS (Cost $18,837,158)		18,837,158
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $445,487,337)		441,463,822
NET OTHER ASSETS (LIABILITIES) - 1.0%		4,377,957
NET ASSETS - 100%		$ 445,841,779
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,108
Fidelity Securities Lending Cash Central Fund	29,596
Total	$ 31,704
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,220,829	$ 100,220,829	$ -	$ -
Consumer Staples	30,086,668	30,086,668	-	-
Energy	7,054,243	7,054,243	-	-
Financials	50,601,962	50,147,363	454,599	-
Health Care	19,468,450	19,468,450	-	-
Industrials	88,187,385	82,892,468	5,294,917	-
Information Technology	63,463,244	63,463,244	-	-
Materials	47,488,220	47,488,220	-	-
Utilities	16,055,663	16,055,663	-	-
Money Market Funds	18,837,158	18,837,158	-	-
Total Investments in Securities:	$ 441,463,822	$ 435,714,306	$ 5,749,516	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 94,281,732
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Consumer Discretionary:
Beginning Balance	$ 10,784,013
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	(10,784,013)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ -
Financials:
Beginning Balance	$ 4,925,894
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	(4,925,894)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2014	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,425,436) - See accompanying schedule: Unaffiliated issuers (cost $426,650,179)	$ 422,626,664
Fidelity Central Funds (cost $18,837,158)	18,837,158
Total Investments (cost $445,487,337)		$ 441,463,822
Receivable for investments sold		10,309,294
Receivable for fund shares sold		75,285
Dividends receivable		4,069,839
Distributions receivable from Fidelity Central Funds		5,492
Prepaid expenses		704
Other receivables		9,916
Total assets		455,934,352

Liabilities
Payable for investments purchased	$ 2,247,993
Payable for fund shares redeemed	1,922,756
Accrued management fee	266,384
Other affiliated payables	99,609
Other payables and accrued expenses	91,191
Collateral on securities loaned, at value	5,464,640
Total liabilities		10,092,573

Net Assets		$ 445,841,779
Net Assets consist of:
Paid in capital		$ 434,944,505
Undistributed net investment income		1,985,209
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,950,990
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(4,038,925)
Net Assets, for 36,060,284 shares outstanding		$ 445,841,779
Net Asset Value, offering price and redemption price per share ($445,841,779 ÷ 36,060,284 shares)		$ 12.36

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 5,424,752
Interest		5
Income from Fidelity Central Funds		31,704
Income before foreign taxes withheld		5,456,461
Less foreign taxes withheld		(548,648)
Total income		4,907,813

Expenses
Management fee	$ 1,987,494
Transfer agent fees	552,382
Accounting and security lending fees	143,525
Custodian fees and expenses	88,593
Independent trustees' compensation	1,222
Registration fees	29,853
Audit	31,858
Legal	1,319
Interest	286
Miscellaneous	37,004
Total expenses before reductions	2,873,536
Expense reductions	(2,680)	2,870,856
Net investment income (loss)		2,036,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,558,642
Foreign currency transactions	34,220
Total net realized gain (loss)		79,592,862
Change in net unrealized appreciation (depreciation) on: Investment securities	(134,684,149)
Assets and liabilities in foreign currencies	(5,062)
Total change in net unrealized appreciation (depreciation)		(134,689,211)
Net gain (loss)		(55,096,349)
Net increase (decrease) in net assets resulting from operations		$ (53,059,392)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Japan Smaller Companies Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,036,957	$ 761,900
Net realized gain (loss)	79,592,862	33,663,636
Change in net unrealized appreciation (depreciation)	(134,689,211)	115,488,923
Net increase (decrease) in net assets resulting from operations	(53,059,392)	149,914,459
Distributions to shareholders from net investment income	(796,312)	(1,868,698)
Distributions to shareholders from net realized gain	(14,582,159)	(3,762,650)
Total distributions	(15,378,471)	(5,631,348)
Share transactions Proceeds from sales of shares	95,686,863	483,923,628
Reinvestment of distributions	14,883,764	5,425,956
Cost of shares redeemed	(258,088,896)	(211,148,028)
Net increase (decrease) in net assets resulting from share transactions	(147,518,269)	278,201,556
Redemption fees	352,724	1,067,201
Total increase (decrease) in net assets	(215,603,408)	423,551,868

Net Assets
Beginning of period	661,445,187	237,893,319
End of period (including undistributed net investment income of $1,985,209 and undistributed net investment income of $744,564, respectively)	$ 445,841,779	$ 661,445,187
Other Information Shares
Sold	7,203,943	38,404,402
Issued in reinvestment of distributions	1,115,724	611,720
Redeemed	(19,981,149)	(17,382,624)
Net increase (decrease)	(11,661,482)	21,633,498
Financial Highlights

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 9.12	$ 8.62	$ 8.23	$ 8.59	$ 6.99
Income from Investment Operations
Net investment income (loss) D	.05	.02	.06	.08	.04	.02
Net realized and unrealized gain (loss)	(1.23)	4.91	.55	.45	(.25)	1.63
Total from investment operations	(1.18)	4.93	.61	.53	(.21)	1.65
Distributions from net investment income	(.02)	(.07)	(.08)	(.05)	(.03)	(.04)
Distributions from net realized gain	(.31)	(.15)	(.03)	(.10)	(.12)	(.01)
Total distributions	(.33)	(.22)	(.11)	(.14) I	(.15)	(.05)
Redemption fees added to paid in capital D	.01	.03	- H	- H	- H	- H
Net asset value, end of period	$ 12.36	$ 13.86	$ 9.12	$ 8.62	$ 8.23	$ 8.59
Total Return B, C	(8.63)%	55.79%	7.13%	6.44%	(2.50)%	23.84%
Ratios to Average Net Assets E, G
Expenses before reductions	1.01% A	1.01%	1.05%	1.05%	1.09%	1.16%
Expenses net of fee waivers, if any	1.01% A	1.01%	1.05%	1.05%	1.09%	1.16%
Expenses net of all reductions	1.01% A	.98%	1.02%	1.01%	1.09%	1.14%
Net investment income (loss)	.72% A	.18%	.67%	.88%	.43%	.33%
Supplemental Data
Net assets, end of period (000 omitted)	$ 445,842	$ 661,445	$ 237,893	$ 303,619	$ 285,603	$ 395,714
Portfolio turnover rate F	182% A	91%	86%	133%	78%	183%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $.095 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Japan Smaller Companies Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,912,405
Gross unrealized depreciation	(17,985,177)
Net unrealized appreciation (depreciation) on securities and other investments	$ (4,072,772)

Tax cost	$ 445,536,594

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (43,585,911)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $508,698,388 and $687,730,844, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 4,645,571.32%		$ 286

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $564 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,596. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2,680.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International Fund was the owner of record of approximately 18% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 30% of the total outstanding shares of the Fund.

Semiannual Report

Fidelity Latin America Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Class A	1.38%
Actual		$ 1,000.00	$ 947.50	$ 6.66
HypotheticalA		$ 1,000.00	$ 1,017.95	$ 6.90
Class T	1.65%
Actual		$ 1,000.00	$ 946.20	$ 7.96
HypotheticalA		$ 1,000.00	$ 1,016.61	$ 8.25
Class B	2.13%
Actual		$ 1,000.00	$ 943.90	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Class C	2.13%
Actual		$ 1,000.00	$ 944.00	$ 10.27
HypotheticalA		$ 1,000.00	$ 1,014.23	$ 10.64
Latin America	1.08%
Actual		$ 1,000.00	$ 948.70	$ 5.22
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.04%
Actual		$ 1,000.00	$ 949.50	$ 5.03
HypotheticalA		$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Fidelity Latin America Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Brazil	48.1%
Mexico	20.6%
Chile	12.0%
Colombia	9.5%
Peru	3.5%
United States of America*	2.2%
Spain	1.2%
France	0.9%
Panama	0.8%
Other	1.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Brazil	50.1%
Mexico	19.3%
Chile	14.0%
Colombia	8.8%
Peru	3.3%
United States of America*	2.7%
Spain	0.9%
France	0.5%
Panama	0.2%
Other	0.2%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.7	99.3
Short-Term Investments and Net Other Assets (Liabilities)	1.3	0.7
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Itau Unibanco Holding SA (Brazil, Banks)	6.6	5.9
America Movil S.A.B. de CV Series L (Mexico, Wireless Telecommunication Services)	5.5	7.7
Ambev SA sponsored ADR (Brazil, Beverages)	5.0	0.0
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	4.7	6.4
Grupo de Inversiones Suramerica SA (Colombia, Diversified Financial Services)	3.2	2.7
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (Mexico, Beverages)	3.1	3.1
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil, Food & Staples Retailing)	2.7	1.2
Compania de Minas Buenaventura SA sponsored ADR (Peru, Metals & Mining)	2.6	2.6
Inversiones Argos SA (Colombia, Construction Materials)	2.5	2.5
Petroleo Brasileiro SA - Petrobras (Brazil, Oil, Gas & Consumable Fuels)	2.5	3.8
	38.4
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.9	22.8
Consumer Staples	23.5	24.5
Telecommunication Services	11.7	13.5
Materials	10.0	10.8
Energy	9.1	12.6
Industrials	6.1	5.4
Consumer Discretionary	4.9	5.1
Information Technology	3.1	1.0
Utilities	2.4	3.6
Health Care	1.0	0.0

Semiannual Report

Fidelity Latin America Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.3%
	Shares	Value
Brazil - 18.3%
Banco Bradesco SA	364,500	$ 5,598,890
BB Seguridade Participacoes SA	1,320,400	15,473,507
BTG Pactual Participations Ltd. unit	1,286,800	17,561,307
CCR SA	2,007,400	15,709,891
Cielo SA	1,510,900	26,765,579
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	960,500	9,097,773
Cyrela Brazil Realty SA	478,500	2,901,366
Embraer SA	153,400	1,326,405
Estacio Participacoes SA	1,616,000	17,306,909
Fleury SA	1,261,700	8,465,089
Hypermarcas SA	615,300	4,533,862
Industrias Romi SA	2,256,600	5,110,811
M. Dias Branco SA	244,100	10,551,119
Multiplus SA	807,700	10,334,648
Petroleo Brasileiro SA - Petrobras (ON)	619,728	4,344,141
Souza Cruz SA	2,994,000	27,324,992
TIM Participacoes SA	1,933,395	10,491,795
Tractebel Energia SA	417,675	6,211,505
Vale SA sponsored ADR	544,093	7,192,909
TOTAL BRAZIL		206,302,498
Chile - 10.8%
Aguas Andinas SA	8,409,186	5,187,792
Banco de Chile	65,951,092	8,473,924
Banco de Chile sponsored ADR	114,754	8,878,517
Banco Santander Chile sponsored ADR (d)	422,409	10,251,866
CAP SA	554,946	8,320,428
Compania Cervecerias Unidas SA	1,912,232	22,570,407
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,853,521	22,754,499
Inversiones La Construccion SA	927,850	12,209,526
LATAM Airlines Group SA	270,677	4,130,276
LATAM Airlines Group SA sponsored ADR (d)	907,712	13,915,225
Sociedad Matriz SAAM SA	58,746,810	4,747,596
TOTAL CHILE		121,440,056
Colombia - 9.1%
Bolsa de Valores de Colombia	586,230,591	6,266,204
Cemex Latam Holdings SA (a)	831,972	7,681,427
Ecopetrol SA	7,209,273	13,420,306
Empresa de Telecomunicaciones de Bogota	40,032,169	9,157,534
Grupo Aval Acciones y Valores SA	2,710,997	1,840,859
Grupo de Inversiones Suramerica SA	1,833,342	35,766,062
Inversiones Argos SA	2,562,204	28,207,629
TOTAL COLOMBIA		102,340,021
France - 0.9%
Carrefour SA (d)	254,146	9,883,082

	Shares	Value
Mexico - 20.6%
America Movil S.A.B. de CV:
Series L	5,073,400	$ 5,103,357
Series L sponsored ADR	2,843,973	57,106,978
CEMEX S.A.B. de CV sponsored ADR (d)	82,891	1,047,742
Consorcio ARA S.A.B. de CV (a)	23,993,705	10,545,474
Controladora Commercial Mexicana S.A.B. de CV unit	1,738,815	6,467,351
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	379,405	34,438,592
Gruma S.A.B. de CV Series B (a)	1,236,609	10,924,864
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	115,800	6,982,740
Grupo Financiero Inbursa S.A.B. de CV Series O	10,637,219	27,205,392
Grupo Financiero Santander Mexico S.A.B. de CV	3,772,955	8,971,862
Grupo Televisa SA de CV (CPO) sponsored ADR	185,400	6,082,974
Industrias Penoles SA de CV	302,213	7,034,677
Infraestructura Energetica Nova S.A.B. de CV (d)	1,223,900	6,372,671
Medica Sur SA de CV	724,471	2,464,234
Megacable Holdings S.A.B. de CV unit	2,272,829	9,014,702
Qualitas Controladora S.A.B. de CV	2,101,200	6,005,149
Wal-Mart de Mexico SA de CV Series V (d)	10,513,248	26,582,962
TOTAL MEXICO		232,351,721
Panama - 0.8%
Banco Latinoamericano de Comercio Exterior SA Series E	330,370	8,497,116
Peru - 3.5%
Alicorp SA Class C	3,514,904	10,641,740
Compania de Minas Buenaventura SA sponsored ADR	2,247,036	29,211,468
TOTAL PERU		39,853,208
Puerto Rico - 0.7%
EVERTEC, Inc.	336,774	7,927,660
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	647,764	7,978,992
Prosegur Compania de Seguridad SA (Reg.)	896,154	6,005,039
TOTAL SPAIN		13,984,031
Switzerland - 0.2%
ABB Ltd. (Reg.)	96,120	2,314,194
United Kingdom - 0.3%
Cable & Wireless PLC	3,534,400	3,150,830
Common Stocks - continued
	Shares	Value
United States of America - 0.9%
BPZ Energy, Inc. (a)(d)	3,060,350	$ 8,262,945
First Cash Financial Services, Inc. (a)	43,966	2,144,222
TOTAL UNITED STATES OF AMERICA		10,407,167
TOTAL COMMON STOCKS (Cost $643,864,591)		758,451,584
Nonconvertible Preferred Stocks - 31.4%

Brazil - 29.8%
Ambev SA sponsored ADR	7,703,247	55,848,541
Banco Bradesco SA (PN)	1,262,417	18,791,174
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	329,225	15,577,189
sponsored ADR	308,170	14,656,565
Embraer SA sponsored ADR	268,634	9,241,010
Forjas Taurus SA	1,098,900	512,549
Itau Unibanco Holding SA	3,919,750	64,691,920
Itau Unibanco Holding SA sponsored ADR	589,925	9,651,173
Itausa-Investimentos Itau SA (PN)	4,599,921	20,217,166
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	7,115,471	52,877,387
sponsored ADR (d)	1,700,586	23,604,134
Telefonica Brasil SA	1,177,413	24,733,726
Vale SA:
(PN-A)	1,777,600	21,062,537
(PN-A) sponsored ADR	323,775	3,843,209
TOTAL BRAZIL		335,308,280
Chile - 1.2%
Embotelladora Andina SA:
Class A	1,321,447	4,238,897
Class B	2,207,046	8,878,954
TOTAL CHILE		13,117,851

	Shares	Value
Colombia - 0.4%
Grupo Aval Acciones y Valores SA	2,897,449	$ 1,959,985
Grupo de Inversiones Suramerica SA	161,141	3,178,594
TOTAL COLOMBIA		5,138,579
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $210,828,951)		353,564,710
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.11% (b)	6,453,651	6,453,651
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	34,759,555	34,759,555
TOTAL MONEY MARKET FUNDS (Cost $41,213,206)		41,213,206
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $895,906,748)		1,153,229,500
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(26,568,110)
NET ASSETS - 100%		$ 1,126,661,390
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,966
Fidelity Securities Lending Cash Central Fund	119,649
Total	$ 122,615
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,186,073	$ 56,186,073	$ -	$ -
Consumer Staples	263,119,117	263,119,117	-	-
Energy	102,508,913	102,508,913	-	-
Financials	301,613,407	293,634,415	7,978,992	-
Health Care	10,929,323	10,929,323	-	-
Industrials	69,995,736	67,681,542	2,314,194	-
Information Technology	34,693,239	34,693,239	-	-
Materials	113,602,026	113,602,026	-	-
Telecommunication Services	132,498,719	132,498,719	-	-
Utilities	26,869,741	26,869,741	-	-
Money Market Funds	41,213,206	41,213,206	-	-
Total Investments in Securities:	$ 1,153,229,500	$ 1,142,936,314	$ 10,293,186	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Latin America Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,288,931) - See accompanying schedule: Unaffiliated issuers (cost $854,693,542)	$ 1,112,016,294
Fidelity Central Funds (cost $41,213,206)	41,213,206
Total Investments (cost $895,906,748)		$ 1,153,229,500
Cash		967,488
Foreign currency held at value (cost $755,488)		755,440
Receivable for investments sold		8,236,342
Receivable for fund shares sold		674,290
Dividends receivable		3,752,972
Distributions receivable from Fidelity Central Funds		32,714
Other receivables		8,199
Total assets		1,167,656,945

Liabilities
Payable for investments purchased	$ 3,602,035
Payable for fund shares redeemed	1,304,652
Accrued management fee	657,943
Distribution and service plan fees payable	25,937
Other affiliated payables	275,656
Other payables and accrued expenses	369,777
Collateral on securities loaned, at value	34,759,555
Total liabilities		40,995,555

Net Assets		$ 1,126,661,390
Net Assets consist of:
Paid in capital		$ 800,425,138
Undistributed net investment income		10,478,331
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		58,556,276
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		257,201,645
Net Assets		$ 1,126,661,390

Statement of Assets and Liabilities - continued

April 30, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,580,274 ÷ 1,253,261 shares)	$ 31.58

Maximum offering price per share (100/94.25 of $31.58)	$ 33.51
Class T: Net Asset Value and redemption price per share ($10,481,871 ÷ 331,284 shares)	$ 31.64

Maximum offering price per share (100/96.50 of $31.64)	$ 32.79
Class B: Net Asset Value and offering price per share ($2,968,714 ÷ 93,198 shares)A	$ 31.85

Class C: Net Asset Value and offering price per share ($12,780,934 ÷ 402,373 shares)A	$ 31.76

Latin America: Net Asset Value, offering price and redemption price per share ($1,057,004,804 ÷ 33,488,902 shares)	$ 31.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,844,793 ÷ 121,816 shares)	$ 31.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 24,775,226
Income from Fidelity Central Funds		122,615
Income before foreign taxes withheld		24,897,841
Less foreign taxes withheld		(3,249,838)
Total income		21,648,003

Expenses
Management fee	$ 4,050,940
Transfer agent fees	1,467,258
Distribution and service plan fees	159,294
Accounting and security lending fees	272,103
Custodian fees and expenses	374,664
Independent trustees' compensation	2,373
Registration fees	53,185
Audit	39,614
Legal	3,401
Interest	1,108
Miscellaneous	4,419
Total expenses before reductions	6,428,359
Expense reductions	(21,544)	6,406,815
Net investment income (loss)		15,241,188
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	60,405,238
Foreign currency transactions	(900,481)
Total net realized gain (loss)		59,504,757
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $45,220)	(156,985,650)
Assets and liabilities in foreign currencies	240,947
Total change in net unrealized appreciation (depreciation)		(156,744,703)
Net gain (loss)		(97,239,946)
Net increase (decrease) in net assets resulting from operations		$ (81,998,758)

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,241,188	$ 36,522,207
Net realized gain (loss)	59,504,757	270,423,636
Change in net unrealized appreciation (depreciation)	(156,744,703)	(468,204,656)
Net increase (decrease) in net assets resulting from operations	(81,998,758)	(161,258,813)
Distributions to shareholders from net investment income	(23,599,176)	(45,716,095)
Distributions to shareholders from net realized gain	(209,492,273)	(164,648,488)
Total distributions	(233,091,449)	(210,364,583)
Share transactions - net increase (decrease)	30,666,042	(626,013,705)
Redemption fees	88,767	218,753
Total increase (decrease) in net assets	(284,335,398)	(997,418,348)

Net Assets
Beginning of period	1,410,996,788	2,408,415,136
End of period (including undistributed net investment income of $10,478,331 and undistributed net investment income of $18,836,319, respectively)	$ 1,126,661,390	$ 1,410,996,788

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.71	$ 48.95	$ 52.38	$ 57.48	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.37	.72	.92	1.15	.02
Net realized and unrealized gain (loss)	(2.68)	(4.73)	(3.66)	(5.87)	2.79
Total from investment operations	(2.31)	(4.01)	(2.74)	(4.72)	2.81
Distributions from net investment income	(.57)	(.79)	(.70)	(.19)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.82)	(4.24)	(.70)	(.39)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.58	$ 40.71	$ 48.95	$ 52.38	$ 57.48
Total Return B, C, D	(5.25)%	(8.93)%	(5.23)%	(8.26)%	5.14%
Ratios to Average Net Assets F, I
Expenses before reductions	1.38% A	1.37%	1.35%	1.34%	1.37% A
Expenses net of fee waivers, if any	1.38% A	1.37%	1.35%	1.34%	1.37% A
Expenses net of all reductions	1.38% A	1.35%	1.35%	1.34%	1.34% A
Net investment income (loss)	2.37% A	1.66%	1.80%	2.05%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,580	$ 48,464	$ 69,654	$ 91,407	$ 115,626
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class T

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.68	$ 48.88	$ 52.27	$ 57.47	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.33	.61	.78	.99	.01
Net realized and unrealized gain (loss)	(2.69)	(4.74)	(3.65)	(5.85)	2.79
Total from investment operations	(2.36)	(4.13)	(2.87)	(4.86)	2.80
Distributions from net investment income	(.43)	(.63)	(.53)	(.15)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.68)	(4.08)	(.53)	(.35)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.64	$ 40.68	$ 48.88	$ 52.27	$ 57.47
Total Return B, C, D	(5.38)%	(9.17)%	(5.49)%	(8.50)%	5.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.65% A	1.63%	1.61%	1.61%	1.63% A
Expenses net of fee waivers, if any	1.65% A	1.63%	1.61%	1.61%	1.63% A
Expenses net of all reductions	1.64% A	1.61%	1.61%	1.61%	1.60% A
Net investment income (loss)	2.11% A	1.40%	1.54%	1.78%	.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,482	$ 12,705	$ 19,334	$ 26,020	$ 36,820
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.63	$ 48.72	$ 52.06	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.26	.40	.53	.72	(.02)
Net realized and unrealized gain (loss)	(2.69)	(4.74)	(3.63)	(5.84)	2.79
Total from investment operations	(2.43)	(4.34)	(3.10)	(5.12)	2.77
Distributions from net investment income	(.10)	(.31)	(.25)	(.07)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.35)	(3.76)	(.25)	(.27)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.85	$ 40.63	$ 48.72	$ 52.06	$ 57.44
Total Return B, C, D	(5.61)%	(9.60)%	(5.95)%	(8.94)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.12%	2.10%	2.10%	2.12% A
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	2.10%	2.12% A
Expenses net of all reductions	2.13% A	2.10%	2.10%	2.10%	2.10% A
Net investment income (loss)	1.62% A	.91%	1.05%	1.29%	(.36)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,969	$ 4,764	$ 9,492	$ 14,114	$ 20,392
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

Financial Highlights - Class C

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.59	$ 48.73	$ 52.05	$ 57.44	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.26	.40	.54	.73	(.02)
Net realized and unrealized gain (loss)	(2.68)	(4.74)	(3.64)	(5.84)	2.79
Total from investment operations	(2.42)	(4.34)	(3.10)	(5.11)	2.77
Distributions from net investment income	(.16)	(.36)	(.23)	(.09)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.41)	(3.81)	(.23)	(.29)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.76	$ 40.59	$ 48.73	$ 52.05	$ 57.44
Total Return B, C, D	(5.60)%	(9.62)%	(5.94)%	(8.93)%	5.06%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.12%	2.10%	2.08%	2.09% A
Expenses net of fee waivers, if any	2.13% A	2.12%	2.10%	2.08%	2.09% A
Expenses net of all reductions	2.13% A	2.10%	2.10%	2.08%	2.07% A
Net investment income (loss)	1.62% A	.91%	1.06%	1.31%	(.34)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,781	$ 15,185	$ 27,405	$ 35,203	$ 48,329
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Latin America

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29	$ 28.69
Income from Investment Operations
Net investment income (loss) D	.42	.87	1.09	1.34	1.07	.72
Net realized and unrealized gain (loss)	(2.70)	(4.74)	(3.67)	(5.88)	11.00	18.32
Total from investment operations	(2.28)	(3.87)	(2.58)	(4.54)	12.07	19.04
Distributions from net investment income	(.71)	(.98)	(.82)	(.29)	(1.49)	(.46)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	(.39)	-
Total distributions	(6.96)	(4.43)	(.82)	(.49)	(1.88)	(.46)
Redemption fees added to paid in capital D	- I	.01	.01	.01	.02	.02
Net asset value, end of period	$ 31.56	$ 40.80	$ 49.09	$ 52.48	$ 57.50	$ 47.29
Total Return B, C	(5.13)%	(8.63)%	(4.91)%	(7.96)%	25.91%	67.88%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of fee waivers, if any	1.08% A	1.04%	1.02%	1.00%	1.03%	1.07%
Expenses net of all reductions	1.08% A	1.03%	1.02%	1.00%	1.01%	1.05%
Net investment income (loss)	2.67% A	1.99%	2.14%	2.39%	2.10%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,057,005	$ 1,324,748	$ 2,274,601	$ 2,884,301	$ 4,283,462	$ 4,043,748
Portfolio turnover rate F	26% A	23%	23%	11%	56% H	52%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share.

Financial Highlights - Institutional Class

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 40.79	$ 49.07	$ 52.51	$ 57.49	$ 55.47
Income from Investment Operations
Net investment income (loss) E	.43	.87	1.08	1.32	.03
Net realized and unrealized gain (loss)	(2.68)	(4.74)	(3.67)	(5.88)	2.79
Total from investment operations	(2.25)	(3.87)	(2.59)	(4.56)	2.82
Distributions from net investment income	(.73)	(.97)	(.86)	(.23)	(.80)
Distributions from net realized gain	(6.25)	(3.45)	-	(.20)	-
Total distributions	(6.98)	(4.42)	(.86)	(.43)	(.80)
Redemption fees added to paid in capital E	- K	.01	.01	.01	- K
Net asset value, end of period	$ 31.56	$ 40.79	$ 49.07	$ 52.51	$ 57.49
Total Return B, C, D	(5.05)%	(8.63)%	(4.93)%	(7.98)%	5.15%
Ratios to Average Net Assets F, I
Expenses before reductions	1.04% A	1.03%	1.04%	1.04%	1.08% A
Expenses net of fee waivers, if any	1.04% A	1.03%	1.04%	1.04%	1.08% A
Expenses net of all reductions	1.04% A	1.01%	1.04%	1.04%	1.06% A
Net investment income (loss)	2.71% A	2.00%	2.12%	2.35%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,845	$ 5,131	$ 7,928	$ 9,603	$ 12,868
Portfolio turnover rate G	26% A	23%	23%	11%	56% J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 28, 2010 (commencement of sale of shares) to October 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity® Latin America Fund (the Fund) is a non-diversified fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Latin America and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 352,843,675
Gross unrealized depreciation	(95,735,869)
Net unrealized appreciation (depreciation) on securities and other investments	$ 257,107,806

Tax cost	$ 896,121,694

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $153,218,021 and $344,847,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 50,201	$ 15,850
Class T	.25%	.25%	27,008	9,118
Class B	.75%	.25%	17,560	15,046
Class C	.75%	.25%	64,525	19,345
			$ 159,294	$ 59,359

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 8,568
Class T	1,580
Class B*	4,192
Class C*	961
$ 15,301

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 59,941.30
Class T	17,016.32
Class B	5,244.30
Class C	19,210.30
Latin America	1,361,727.25
Institutional Class	4,120.21
	$ 1,467,258

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6,208 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,153,200.30%		$ 429

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,123 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $119,649. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,039,286. The weighted average interest rate was .58%. The interest expense amounted to $679 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16,373 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,171.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2014	Year ended October 31, 2013
From net investment income
Class A	$ 667,095	$ 1,098,761
Class T	136,327	245,683
Class B	12,098	57,649
Class C	60,991	192,218
Latin America	22,631,305	43,971,155
Institutional Class	91,360	150,629
Total	$ 23,599,176	$ 45,716,095
From net realized gain
Class A	$ 7,249,224	$ 4,828,947
Class T	1,918,455	1,341,152
Class B	684,975	641,573
Class C	2,282,110	1,868,040
Latin America	196,577,505	155,430,816
Institutional Class	780,004	537,960
Total	$ 209,492,273	$ 164,648,488

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class A
Shares sold	150,966	232,318	$ 4,630,848	$ 10,075,611
Reinvestment of distributions	229,379	119,230	7,071,806	5,315,278
Shares redeemed	(317,483)	(584,100)	(9,905,785)	(25,288,174)
Net increase (decrease)	62,862	(232,552)	$ 1,796,869	$ (9,897,285)
Class T
Shares sold	20,679	46,221	$ 649,525	$ 2,015,673
Reinvestment of distributions	65,609	34,933	2,028,651	1,559,775
Shares redeemed	(67,332)	(164,385)	(2,064,637)	(7,142,972)
Net increase (decrease)	18,956	(83,231)	$ 613,539	$ (3,567,524)
Class B
Shares sold	860	1,849	$ 26,800	$ 84,642
Reinvestment of distributions	18,939	13,236	590,702	592,836
Shares redeemed	(43,864)	(92,657)	(1,377,702)	(4,084,874)
Net increase (decrease)	(24,065)	(77,572)	$ (760,200)	$ (3,407,396)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2014	Year ended October 31, 2013	Six months ended April 30, 2014	Year ended October 31, 2013
Class C
Shares sold	65,258	46,994	$ 2,036,104	$ 2,021,869
Reinvestment of distributions	69,412	42,623	2,158,721	1,907,392
Shares redeemed	(106,356)	(277,980)	(3,352,868)	(12,111,471)
Net increase (decrease)	28,314	(188,363)	$ 841,957	$ (8,182,210)
Latin America
Shares sold	2,278,196	3,510,227	$ 71,284,559	$ 154,033,223
Reinvestment of distributions	6,820,938	4,304,957	209,950,213	191,785,822
Shares redeemed	(8,083,044)	(21,678,292)	(252,974,033)	(945,202,869)
Net increase (decrease)	1,016,090	(13,863,108)	$ 28,260,739	$ (599,383,824)
Institutional Class
Shares sold	70,610	62,065	$ 2,214,205	$ 2,723,553
Reinvestment of distributions	21,472	11,511	660,491	512,716
Shares redeemed	(96,043)	(109,367)	(2,961,558)	(4,811,735)
Net increase (decrease)	(3,961)	(35,791)	$ (86,862)	$ (1,575,466)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Nordic Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	.99%	$ 1,000.00	$ 1,144.80	$ 5.26
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Nordic Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Sweden	37.9%
Denmark	35.5%
Finland	15.4%
United Kingdom	3.0%
Malta	2.5%
Bermuda	2.4%
Norway	2.2%
United States of America*	0.7%
Marshall Islands	0.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Sweden	43.6%
Finland	20.7%
Denmark	15.4%
Bermuda	7.7%
Norway	3.5%
United States of America*	3.3%
United Kingdom	2.7%
Malta	2.4%
Bailiwick of Jersey	0.7%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.3	96.7
Short-Term Investments and Net Other Assets (Liabilities)	0.7	3.3
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Vestas Wind Systems A/S (Denmark, Electrical Equipment)	8.2	0.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	7.5	3.0
Swedish Match Co. AB (Sweden, Tobacco)	4.8	3.2
Nordea Bank AB (Sweden, Banks)	4.8	1.6
Svenska Handelsbanken AB (A Shares) (Sweden, Banks)	4.1	4.1
Christian Hansen Holding A/S (Denmark, Chemicals)	3.5	2.6
ASSA ABLOY AB (B Shares) (Sweden, Building Products)	3.1	3.8
Valmet Corp. (Finland, Machinery)	3.1	0.0
Pandora A/S (Denmark, Textiles, Apparel & Luxury Goods)	3.0	0.0
G4S PLC (United Kingdom) (United Kingdom, Commercial Services & Supplies)	3.0	2.7
	45.1
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	28.2	25.2
Financials	17.9	26.2
Health Care	16.8	8.1
Consumer Discretionary	13.7	12.6
Consumer Staples	8.8	11.1
Materials	6.1	5.7
Information Technology	5.2	6.2
Energy	2.6	1.6

Semiannual Report

Fidelity Nordic Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Bermuda - 2.4%
Vostok Nafta Investment Ltd. SDR (a)(d)	2,179,600	$ 14,246,409
Denmark - 35.5%
Ambu A/S Series B (d)	228,500	15,268,727
Christian Hansen Holding A/S	451,900	20,369,099
Coloplast A/S Series B	165,600	13,894,394
ISS Holdings A/S (a)	336,300	11,707,991
Novo Nordisk A/S Series B	973,905	44,201,671
Novozymes A/S Series B	322,900	15,466,790
Pandora A/S	266,300	17,913,377
Solar Holding A/S	124,402	8,601,774
Topdanmark A/S (a)	444,500	12,996,255
Vestas Wind Systems A/S (a)	1,080,400	47,955,299
TOTAL DENMARK		208,375,377
Finland - 15.4%
Amer Group PLC (A Shares)	511,100	10,551,030
Caverion Corp.	817,400	9,026,798
Kesko Oyj	367,100	14,993,680
Lassila & Tikahoja Oyj	395,700	7,713,090
Nokia Corp.	1,797,500	13,458,926
Raisio Group PLC (V Shares)	1,295,992	8,468,554
Vaisala Oyj	256,300	8,331,188
Valmet Corp. (d)	1,558,085	18,071,053
TOTAL FINLAND		90,614,319
Malta - 2.5%
Unibet Group PLC unit	272,561	14,692,355
Marshall Islands - 0.4%
Tanker Investments Ltd. (a)	213,200	2,501,674
Norway - 2.2%
Statoil ASA	419,600	12,791,679
Sweden - 37.9%
AF AB (B Shares) (d)	321,200	11,608,686
ASSA ABLOY AB (B Shares)	348,800	18,464,052
CDON Group AB (a)(d)	2,853,302	11,628,757
DIBS Payment Services AB (e)	958,000	8,803,251
East Capital Explorer AB (a)	1,005,000	8,114,561
East Capital Explorer AB rights 6/4/14 (a)	1,005,000	1,532,625
Eniro AB (a)	1,370,805	10,878,401
H&M Hennes & Mauritz AB (B Shares) (d)	367,373	14,961,147

	Shares	Value
Intrum Justitia AB	506,287	$ 14,646,210
Investment AB Kinnevik (B Shares)	449,100	15,782,251
Meda AB (A Shares)	834,400	14,937,123
Nordea Bank AB	1,936,000	27,973,178
Svenska Handelsbanken AB (A Shares)	483,800	24,278,543
Swedish Match Co. AB	827,700	28,374,140
Vitrolife AB	615,700	10,794,777
TOTAL SWEDEN		222,777,702
United Kingdom - 3.0%
G4S PLC (United Kingdom)	4,363,400	17,386,508
TOTAL COMMON STOCKS (Cost $482,881,016)		583,386,023
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.11% (b)	2,721,814	2,721,814
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	32,159,805	32,159,805
TOTAL MONEY MARKET FUNDS (Cost $34,881,619)		34,881,619
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $517,762,635)		618,267,642
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(30,459,753)
NET ASSETS - 100%		$ 587,807,889
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,278
Fidelity Securities Lending Cash Central Fund	602,566
Total	$ 622,844
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DIBS Payment Services AB	$ 6,652,726	$ -	$ -	$ -	$ 8,803,251
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 80,625,067	$ 80,625,067	$ -	$ -
Consumer Staples	51,836,374	51,836,374	-	-
Energy	15,293,353	2,501,674	12,791,679	-
Financials	104,923,822	103,391,197	1,532,625	-
Health Care	99,096,692	54,895,021	44,201,671	-
Industrials	165,181,461	165,181,461	-	-
Information Technology	30,593,365	17,134,439	13,458,926	-
Materials	35,835,889	35,835,889	-	-
Money Market Funds	34,881,619	34,881,619	-	-
Total Investments in Securities:	$ 618,267,642	$ 546,282,741	$ 71,984,901	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Nordic Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,351,723) - See accompanying schedule: Unaffiliated issuers (cost $475,781,377)	$ 574,582,772
Fidelity Central Funds (cost $34,881,619)	34,881,619
Other affiliated issuers (cost $7,099,639)	8,803,251
Total Investments (cost $517,762,635)		$ 618,267,642
Foreign currency held at value (cost $5,284)		5,307
Receivable for fund shares sold		1,798,737
Dividends receivable		1,478,765
Distributions receivable from Fidelity Central Funds		156,317
Prepaid expenses		281
Other receivables		4,741
Total assets		621,711,790

Liabilities
Payable for fund shares redeemed	$ 1,241,647
Accrued management fee	333,101
Other affiliated payables	115,744
Other payables and accrued expenses	53,604
Collateral on securities loaned, at value	32,159,805
Total liabilities		33,903,901

Net Assets		$ 587,807,889
Net Assets consist of:
Paid in capital		$ 553,055,888
Undistributed net investment income		5,583,102
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(71,342,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		100,511,598
Net Assets, for 12,419,156 shares outstanding		$ 587,807,889
Net Asset Value, offering price and redemption price per share ($587,807,889 ÷ 12,419,156 shares)		$ 47.33

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 8,963,568
Income from Fidelity Central Funds (including $602,566 from security lending)		622,844
Income before foreign taxes withheld		9,586,412
Less foreign taxes withheld		(1,211,607)
Total income		8,374,805

Expenses
Management fee	$ 1,829,032
Transfer agent fees	515,295
Accounting and security lending fees	135,913
Custodian fees and expenses	33,370
Independent trustees' compensation	972
Registration fees	26,691
Audit	38,195
Legal	886
Miscellaneous	1,691
Total expenses before reductions	2,582,045
Expense reductions	(9,124)	2,572,921
Net investment income (loss)		5,801,884
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,660,248
Foreign currency transactions	(140,492)
Total net realized gain (loss)		56,519,756
Change in net unrealized appreciation (depreciation) on: Investment securities	7,168,816
Assets and liabilities in foreign currencies	9,667
Total change in net unrealized appreciation (depreciation)		7,178,483
Net gain (loss)		63,698,239
Net increase (decrease) in net assets resulting from operations		$ 69,500,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,801,884	$ 8,402,112
Net realized gain (loss)	56,519,756	30,455,937
Change in net unrealized appreciation (depreciation)	7,178,483	89,425,745
Net increase (decrease) in net assets resultingnfrom operations	69,500,123	128,283,794
Distributions to shareholders from net investment income	(8,604,710)	(5,930,609)
Distributions to shareholders from net realized gain	(18,652,188)	-
Total distributions	(27,256,898)	(5,930,609)
Share transactions Proceeds from sales of shares	141,754,041	102,329,656
Reinvestment of distributions	26,169,902	5,720,237
Cost of shares redeemed	(61,611,558)	(88,249,829)
Net increase (decrease) in net assets resulting from share transactions	106,312,385	19,800,064
Redemption fees	105,609	42,742
Total increase (decrease) in net assets	148,661,219	142,195,991

Net Assets
Beginning of period	439,146,670	296,950,679
End of period (including undistributed net investment income of $5,583,102 and undistributed net investment income of $8,385,928, respectively)	$ 587,807,889	$ 439,146,670
Other Information Shares
Sold	3,178,718	2,653,497
Issued in reinvestment of distributions	618,820	185,181
Redeemed	(1,380,507)	(2,539,813)
Net increase (decrease)	2,417,031	298,865

Financial Highlights

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 43.91	$ 30.60	$ 29.60	$ 32.27	$ 26.33	$ 20.75
Income from Investment Operations
Net investment income (loss) D	.50	.90	.70 G	.47	.33	.35
Net realized and unrealized gain (loss)	5.54	13.04	.91	(2.86)	5.94	6.29
Total from investment operations	6.04	13.94	1.61	(2.39)	6.27	6.64
Distributions from net investment income	(.83)	(.63)	(.61)	(.29)	(.34)	(1.06)
Distributions from net realized gain	(1.80)	-	-	-	-	-
Total distributions	(2.63)	(.63)	(.61)	(.29)	(.34)	(1.06)
Redemption fees added to paid in capital D	.01	- I	- I	.01	.01	- I
Net asset value, end of period	$ 47.33	$ 43.91	$ 30.60	$ 29.60	$ 32.27	$ 26.33
Total Return B, C	14.48%	46.42%	5.69%	(7.49)%	24.05%	34.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.99% A	1.04%	1.08%	1.05%	1.12%	1.15%
Expenses net of fee waivers, if any	.99% A	1.04%	1.08%	1.05%	1.12%	1.15%
Expenses net of all reductions	.99% A	1.02%	1.04%	.99%	1.10%	1.12%
Net investment income (loss)	2.22% A	2.50%	2.40% G	1.40%	1.16%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 587,808	$ 439,147	$ 296,951	$ 360,900	$ 457,775	$ 334,414
Portfolio turnover rate F	90% A	61%	193%	265%	80%	107%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Nordic Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 98,742,481
Gross unrealized depreciation	(11,262,500)
Net unrealized appreciation (depreciation) on securities and other investments	$ 87,479,981

Tax cost	$ 530,787,661

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (106,876,288)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $313,975,331 and $219,144,983, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $458 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,835 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4,254.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Fidelity Pacific Basin Fund

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 to April 30, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period* November 1, 2013 to April 30, 2014
Actual	1.19%	$ 1,000.00	$ 1,003.40	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Pacific Basin Fund

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of April 30, 2014
Japan	33.3%
Australia	14.5%
Cayman Islands	8.6%
Korea (South)	7.6%
Singapore	5.1%
Taiwan	5.0%
Hong Kong	4.6%
Bermuda	4.3%
India	3.9%
Other*	13.1%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2013
Japan	35.6%
Australia	13.1%
Cayman Islands	10.5%
Korea (South)	7.4%
Taiwan	4.4%
Singapore	4.3%
United States of America*	4.2%
Hong Kong	3.8%
Bermuda	3.8%
Other	12.9%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	96.7
Short-Term Investments and Net Other Assets (Liabilities)	2.0	3.3
Top Ten Stocks as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.9	3.0
SoftBank Corp. (Japan, Wireless Telecommunication Services)	2.6	2.9
Commonwealth Bank of Australia (Australia, Banks)	2.5	2.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.3	2.1
ORIX Corp. (Japan, Diversified Financial Services)	2.0	2.6
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	1.9	1.5
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.9	1.8
Woolworths Ltd. (Australia, Food & Staples Retailing)	1.7	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.5	1.5
Cheung Kong Infrastructure Holdings Ltd. (Bermuda, Electric Utilities)	1.4	1.6
	20.7
Market Sectors as of April 30, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	23.6
Consumer Discretionary	16.7	15.5
Industrials	13.3	13.8
Information Technology	12.6	12.2
Consumer Staples	10.4	9.7
Health Care	9.3	9.1
Materials	4.5	4.1
Telecommunication Services	4.2	4.6
Energy	2.2	1.7
Utilities	2.2	2.4

Semiannual Report

Fidelity Pacific Basin Fund

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 14.5%
Ansell Ltd.	335,997	$ 5,646,635
ARB Corp. Ltd. (d)	289,695	3,283,345
Australia & New Zealand Banking Group Ltd.	409,926	13,126,909
Brambles Ltd.	604,183	5,292,927
Commonwealth Bank of Australia	238,278	17,465,325
CSL Ltd.	147,257	9,361,344
DuluxGroup Ltd.	689,470	3,670,166
Invocare Ltd. (d)	319,066	3,153,827
Magellan Financial Group Ltd.	251,802	2,924,051
SEEK Ltd.	230,732	3,583,932
Slater & Gordon Ltd.	957,128	4,179,108
Sydney Airport unit	1,171,376	4,592,239
Transurban Group unit	872,677	5,893,912
Woodside Petroleum Ltd.	170,943	6,479,287
Woolworths Ltd.	341,094	11,825,825
TOTAL AUSTRALIA		100,478,832
Bermuda - 4.3%
Brilliance China Automotive Holdings Ltd.	3,352,000	5,179,572
Cheung Kong Infrastructure Holdings Ltd.	1,439,000	9,391,702
China Animal Healthcare Ltd. (a)	5,541,000	3,616,360
Hongkong Land Holdings Ltd.	1,236,000	8,652,000
PAX Global Technology Ltd. (a)	6,119,000	3,188,562
TOTAL BERMUDA		30,028,196
Cayman Islands - 8.6%
Airtac International Group	398,590	4,287,761
AMVIG Holdings Ltd.	9,408,000	3,421,996
China High Precision Automation Group Ltd. (a)	1,875,000	72,553
China Metal Recycling (Holdings) Ltd. (a)	2,572,200	3
Cimc Enric Holdings Ltd.	1,616,000	2,338,661
ENN Energy Holdings Ltd.	746,000	5,215,202
Greatview Aseptic Pack Co. Ltd.	5,678,000	3,464,093
Hengan International Group Co. Ltd.	500,500	5,271,003
International Housewares Retail Co. Ltd.	6,000,000	3,064,640
Lifestyle International Holdings Ltd.	1,542,500	3,020,160
Sands China Ltd.	734,400	5,361,448
Tencent Holdings Ltd.	213,700	13,318,781
Want Want China Holdings Ltd.	3,162,000	4,959,392
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	166,700	5,667,800
TOTAL CAYMAN ISLANDS		59,463,493
China - 2.3%
Industrial & Commercial Bank of China Ltd. (H Shares)	14,414,000	8,612,627
Tsingtao Brewery Co. Ltd. (H Shares)	996,000	7,251,975
TOTAL CHINA		15,864,602

	Shares	Value
Hong Kong - 4.6%
AIA Group Ltd.	2,148,000	$ 10,417,299
Galaxy Entertainment Group Ltd.	703,000	5,517,584
Goldpac Group Ltd.	2,575,000	2,344,849
Lenovo Group Ltd.	4,242,000	4,825,833
Magnificent Estates Ltd.	67,338,000	3,257,051
Techtronic Industries Co. Ltd.	1,642,500	5,232,815
TOTAL HONG KONG		31,595,431
India - 3.9%
Asian Paints India Ltd.	360,763	3,021,461
Bharti Infratel Ltd. (a)	1,147,247	4,101,862
Britannia Industries Ltd.	334,421	4,790,790
Housing Development Finance Corp. Ltd.	187,495	2,791,364
Lupin Ltd.	197,296	3,366,557
Petronet LNG Ltd.	2,121,402	5,092,912
Sun Pharmaceutical Industries Ltd.	387,055	4,060,821
TOTAL INDIA		27,225,767
Indonesia - 1.5%
PT Bank Central Asia Tbk	4,792,000	4,559,272
PT Gudang Garam Tbk	858,000	4,192,970
PT MNC Sky Vision Tbk	8,196,000	1,580,858
TOTAL INDONESIA		10,333,100
Israel - 0.6%
Sarine Technologies Ltd.	1,898,750	4,195,212
Italy - 0.9%
Prada SpA	767,100	6,124,571
Japan - 33.3%
ACOM Co. Ltd. (a)(d)	604,100	2,056,309
AEON Mall Co. Ltd.	160,210	3,814,263
Asahi Group Holdings	217,200	5,986,889
Astellas Pharma, Inc.	760,500	8,457,852
Broadleaf Co. Ltd.	157,200	2,524,795
Calbee, Inc.	164,700	4,033,930
Century Tokyo Leasing Corp.	85,000	2,456,008
Chiyoda Corp.	418,000	5,597,320
Create SD Holdings Co. Ltd.	70,600	2,330,660
Daikin Industries Ltd.	110,700	6,389,599
Daito Trust Construction Co. Ltd.	43,700	4,441,170
East Japan Railway Co.	93,800	6,838,083
Fuji Heavy Industries Ltd.	180,600	4,743,102
Hamakyorex Co. Ltd.	81,100	2,240,989
Harmonic Drive Systems, Inc. (d)	165,500	4,686,482
Hitachi Capital Corp.	78,000	1,919,577
Japan Exchange Group, Inc.	107,800	2,127,847
Japan Tobacco, Inc.	236,400	7,760,145
JIN Co. Ltd. (d)	91,000	2,646,286
Kansai Paint Co. Ltd.	286,000	4,003,189
KDDI Corp.	130,700	6,957,201
Keyence Corp.	18,600	7,165,462
Miraca Holdings, Inc.	158,500	6,868,049
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Pencil Co. Ltd.	102,800	$ 3,051,773
Mitsui Fudosan Co. Ltd.	252,000	7,446,491
MS&AD Insurance Group Holdings, Inc.	155,700	3,487,583
Nakanishi, Inc.	123,200	4,205,683
Nihon M&A Center, Inc.	178,500	4,167,648
Nihon Nohyaku Co. Ltd.	243,000	3,025,764
Nihon Parkerizing Co. Ltd.	203,000	4,425,950
Nippon Seiki Co. Ltd.	236,000	4,120,507
Nitori Holdings Co. Ltd.	154,600	7,084,668
ORIX Corp.	957,900	13,838,884
Rakuten, Inc.	534,600	6,912,908
Rinnai Corp.	49,000	4,073,947
Rohto Pharmaceutical Co. Ltd.	244,100	4,304,908
Sanix, Inc. (a)(d)	287,200	3,390,721
Seven Bank Ltd.	1,422,000	5,382,834
Ship Healthcare Holdings, Inc.	92,200	3,138,416
SoftBank Corp.	245,900	18,255,793
Sony Financial Holdings, Inc.	171,600	2,749,360
Sumitomo Mitsui Financial Group, Inc.	229,100	9,056,394
Toshiba Plant Systems & Services Corp.	244,000	3,587,147
Unicharm Corp.	120,300	6,518,922
VT Holdings Co. Ltd.	572,200	3,279,789
TOTAL JAPAN		231,551,297
Korea (South) - 7.6%
Hyundai Home Shopping Network Corp.	17,873	2,681,557
Hyundai Motor Co.	42,049	9,361,412
Hyundai Wia Corp.	17,153	2,822,584
KEPCO Plant Service & Engineering Co. Ltd.	116,714	7,591,893
LG Household & Health Care Ltd.	7,934	3,624,867
Naver Corp.	9,923	7,088,547
Samsung Electronics Co. Ltd.	15,355	19,961,063
TOTAL KOREA (SOUTH)		53,131,923
Malaysia - 1.8%
Bursa Malaysia Bhd	1,037,600	2,413,911
JobStreet Corp. Bhd	9,065,000	6,668,506
Tune Insurance Holdings Bhd	5,540,300	3,702,024
TOTAL MALAYSIA		12,784,441
New Zealand - 0.8%
Diligent Board Member Services, Inc. (a)(d)	416,547	1,630,716
EBOS Group Ltd.	512,902	4,157,389
TOTAL NEW ZEALAND		5,788,105
Singapore - 5.1%
CSE Global Ltd.	5,798,500	2,751,940
Ezion Holdings Ltd.	2,225,000	4,028,675
Global Logistic Properties Ltd.	2,154,000	4,896,626
Goodpack Ltd.	3,837,800	7,346,829

	Shares	Value
OSIM International Ltd.	2,410,000	$ 5,574,699
Parkway Life REIT	2,233,000	4,470,631
United Overseas Bank Ltd.	385,000	6,682,300
TOTAL SINGAPORE		35,751,700
Taiwan - 5.0%
CTCI Corp.	1,631,000	2,606,096
King Slide Works Co. Ltd.	402,000	5,237,307
Lung Yen Life Service Co. Ltd.	681,000	1,853,445
Merida Industry Co. Ltd.	675,000	4,520,064
Taiwan Semiconductor Manufacturing Co. Ltd.	4,007,000	15,761,899
Tong Hsing Electronics Industries Ltd.	918,096	4,930,518
TOTAL TAIWAN		34,909,329
Thailand - 0.5%
Thai Beverage PCL	7,157,000	3,368,134
United Kingdom - 1.2%
Kweichow Moutai Co. Ltd. (A Shares) (UBS Warrant Programme) warrants 7/9/15 (a)	68,353	1,789,593
SAIC Motor Corp. Ltd. Class A (UBS Warrant Programme) warrants 9/16/14 (a)	744,982	1,728,157
Standard Chartered PLC (Hong Kong)	231,500	5,058,217
TOTAL UNITED KINGDOM		8,575,967
United States of America - 1.5%
21Vianet Group, Inc. ADR (a)(d)	81,800	1,964,836
GI Dynamics, Inc. CDI (a)	4,811,289	2,324,237
YOU On Demand Holdings, Inc. (a)(d)	440,068	1,307,002
Yum! Brands, Inc.	63,800	4,911,962
TOTAL UNITED STATES OF AMERICA		10,508,037
TOTAL COMMON STOCKS (Cost $583,888,515)		681,678,137
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.11% (b)	9,413,556	9,413,556
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	13,665,758	13,665,758
TOTAL MONEY MARKET FUNDS (Cost $23,079,314)		23,079,314
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $606,967,829)		704,757,451
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(9,097,270)
NET ASSETS - 100%		$ 695,660,181
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,466
Fidelity Securities Lending Cash Central Fund	138,190
Total	$ 143,656
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 114,848,911	$ 114,848,911	$ -	$ -
Consumer Staples	71,915,502	71,915,502	-	-
Energy	15,600,874	15,600,874	-	-
Financials	158,067,026	136,880,255	21,186,771	-
Health Care	65,176,051	59,485,257	5,690,794	-
Industrials	92,238,208	86,344,296	-	5,893,912
Information Technology	87,530,354	71,695,902	15,761,899	72,553
Materials	32,379,451	32,379,448	-	3
Telecommunication Services	29,314,856	29,314,856	-	-
Utilities	14,606,904	14,606,904	-	-
Money Market Funds	23,079,314	23,079,314	-	-
Total Investments in Securities:	$ 704,757,451	$ 656,151,519	$ 42,639,464	$ 5,966,468

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 13,269,602
Level 2 to Level 1	$ 218,557,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Pacific Basin Fund

Financial Statements

Statement of Assets and Liabilities

	April 30, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,968,142) - See accompanying schedule: Unaffiliated issuers (cost $583,888,515)	$ 681,678,137
Fidelity Central Funds (cost $23,079,314)	23,079,314
Total Investments (cost $606,967,829)		$ 704,757,451
Foreign currency held at value (cost $82,492)		82,423
Receivable for investments sold		5,397,833
Receivable for fund shares sold		459,851
Dividends receivable		2,379,186
Distributions receivable from Fidelity Central Funds		44,048
Prepaid expenses		564
Other receivables		35,461
Total assets		713,156,817

Liabilities
Payable for investments purchased	$ 2,478,956
Payable for fund shares redeemed	356,711
Accrued management fee	519,034
Other affiliated payables	137,916
Other payables and accrued expenses	338,261
Collateral on securities loaned, at value	13,665,758
Total liabilities		17,496,636

Net Assets		$ 695,660,181
Net Assets consist of:
Paid in capital		$ 588,199,284
Undistributed net investment income		1,379,579
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,561,569
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		97,519,749
Net Assets, for 25,337,226 shares outstanding		$ 695,660,181
Net Asset Value, offering price and redemption price per share ($695,660,181 ÷ 25,337,226 shares)		$ 27.46

Statement of Operations

Six months ended April 30, 2014 (Unaudited)

Investment Income
Dividends		$ 7,440,388
Interest		35
Income from Fidelity Central Funds		143,656
Income before foreign taxes withheld		7,584,079
Less foreign taxes withheld		(359,052)
Total income		7,225,027

Expenses
Management fee Basic fee	$ 2,451,554
Performance adjustment	696,418
Transfer agent fees	661,239
Accounting and security lending fees	171,778
Custodian fees and expenses	116,638
Independent trustees' compensation	1,418
Registration fees	18,966
Audit	41,096
Legal	1,739
Miscellaneous	7,467
Total expenses before reductions	4,168,313
Expense reductions	(9,426)	4,158,887
Net investment income (loss)		3,066,140
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,106,335
Foreign currency transactions	56,189
Total net realized gain (loss)		29,162,524
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $141,715)	(30,483,096)
Assets and liabilities in foreign currencies	(18,014)
Total change in net unrealized appreciation (depreciation)		(30,501,110)
Net gain (loss)		(1,338,586)
Net increase (decrease) in net assets resulting from operations		$ 1,727,554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2014 (Unaudited)	Year ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,066,140	$ 2,790,864
Net realized gain (loss)	29,162,524	116,270,498
Change in net unrealized appreciation (depreciation)	(30,501,110)	53,144,921
Net increase (decrease) in net assets resulting from operations	1,727,554	172,206,283
Distributions to shareholders from net investment income	(4,153,037)	(6,773,254)
Distributions to shareholders from net realized gain	(90,299,349)	(10,772,479)
Total distributions	(94,452,386)	(17,545,733)
Share transactions Proceeds from sales of shares	68,218,602	137,800,185
Reinvestment of distributions	90,804,572	16,854,631
Cost of shares redeemed	(90,396,769)	(170,997,087)
Net increase (decrease) in net assets resulting from share transactions	68,626,405	(16,342,271)
Redemption fees	83,539	103,129
Total increase (decrease) in net assets	(24,014,888)	138,421,408

Net Assets
Beginning of period	719,675,069	581,253,661
End of period (including undistributed net investment income of $1,379,579 and undistributed net investment income of $2,466,476, respectively)	$ 695,660,181	$ 719,675,069
Other Information Shares
Sold	2,430,550	4,984,798
Issued in reinvestment of distributions	3,309,282	691,047
Redeemed	(3,270,019)	(6,195,426)
Net increase (decrease)	2,469,813	(519,581)

Financial Highlights

	Six months ended April 30, 2014	Years ended October 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 31.47	$ 24.85	$ 22.96	$ 25.11	$ 19.88	$ 12.84
Income from Investment Operations
Net investment income (loss) D	.12	.12	.30	.21	.21	.20
Net realized and unrealized gain (loss)	(.02)	7.26	1.79	(1.51)	5.86	6.90
Total from investment operations	.10	7.38	2.09	(1.30)	6.07	7.10
Distributions from net investment income	(.18)	(.29)	(.12)	(.20)	(.15)	(.07)
Distributions from net realized gain	(3.93)	(.47)	(.08)	(.66)	(.70)	-
Total distributions	(4.11)	(.76)	(.20)	(.86)	(.85)	(.07)
Redemption fees added to paid in capital D	- H	- H	- H	.01	.01	.01
Net asset value, end of period	$ 27.46	$ 31.47	$ 24.85	$ 22.96	$ 25.11	$ 19.88
Total Return B, C	.34%	30.58%	9.22%	(5.44)%	31.65%	55.77%
Ratios to Average Net Assets E, G
Expenses before reductions	1.19% A	1.23%	1.28%	1.14%	1.07%	.90%
Expenses net of fee waivers, if any	1.19% A	1.22%	1.28%	1.13%	1.07%	.90%
Expenses net of all reductions	1.19% A	1.21%	1.26%	1.10%	1.03%	.85%
Net investment income (loss)	.88% A	.42%	1.29%	.81%	.95%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 695,660	$ 719,675	$ 581,254	$ 722,453	$ 836,913	$ 609,209
Portfolio turnover rate F	30% A	82%	26%	59%	66%	91%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. HAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2014 (Unaudited)

1. Organization.

Fidelity Pacific Basin Fund (the Fund) is a fund of Fidelity Investment Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 115,144,345
Gross unrealized depreciation	(32,174,976)
Net unrealized appreciation (depreciation) on securities and other investments	$ 82,969,369

Tax cost	$ 621,788,082

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $103,593,835 and $116,404,054, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the MSCI All Country Pacific Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .90% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .19% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $122 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $653 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $504,009. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $138,190, including $5,936 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9,426.

Semiannual Report

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Europe Capital Appreciation Fund	03/18/14	03/17/14	$0.215	$0.000

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	December 6, 2013	March 17, 2014
Fidelity Europe Fund	100%
Fidelity Europe Capital Appreciation Fund	100%	100%

A percentage of the dividends distributed during the fiscal year for the following funds qualifies for the dividends-received deduction for corporate shareholders:

	December 6, 2013	March 17, 2014
Fidelity Europe Fund	2%
Fidelity Europe Capital Appreciation Fund	2%	1%

The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

Fund	Pay Date	Income	Taxes
Fidelity Europe Fund	12/09/13	$0.3776	$0.0432
Fidelity Europe Capital Appreciation Fund	12/09/13	$0.3111	$0.0304
	03/18/14	$0.1338	$0.0079

The fund will notify shareholders in January 2015 of amounts for use in preparing 2014 income tax returns.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors
FIL Investment Advisors
(UK) Limited
FIL Investments (Japan) Limited

Fidelity China Region Fund, Fidelity Emerging Asia Fund,
Fidelity Emerging Markets Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Pacific Basin Fund

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodians

JPMorgan Chase Bank
New York, NY

Fidelity Emerging Markets Fund, Fidelity Japan Fund,
Fidelity Pacific Basin Fund

Brown Brothers Harriman & Co.
Boston, MA

Fidelity China Region Fund, Fidelity Latin America Fund,
Fidelity Nordic Fund

State Street Bank and Trust Company
Quincy, MA

Fidelity Canada Fund, Fidelity Europe Fund

The Northern Trust Company
Chicago, IL

Fidelity Emerging Asia Fund,
Fidelity Japan Smaller Companies Fund

Fidelity's International Equity Funds

Fidelity Canada Fund

Fidelity China Region Fund

Fidelity Diversified International Fund

Fidelity Emerging Asia Fund

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund

Fidelity Emerging Markets Discovery Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Global Balanced Fund

Fidelity Global Commodity Stock Fund

Fidelity Global Equity Income Fund

Fidelity Global Strategies Fund

Fidelity International Capital Appreciation Fund

Fidelity International Discovery Fund

Fidelity International Growth Fund

Fidelity International Small Cap Fund

Fidelity International Small Cap Opportunities Fund

Fidelity International Value Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Overseas Fund

Fidelity Pacific Basin Fund

Fidelity Total Emerging Markets Fund

Fidelity Total International Equity Fund

Fidelity Worldwide Fund

Corporate Headquarters

245 Summer St.,
Boston, MA 02210
www.fidelity.com

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

TIF-USAN-0614
1.784917.111

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 25, 2014